UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class A, Class T,
and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 967.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 967.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 963.20	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 968.50	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 968.50	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of June 30, 2015	As of December 31, 2014
US Dollar	43.0%	43.3%
European Monetary Unit	26.2%	26.2%
Japanese Yen	10.7%	10.4%
British Pound	4.9%	4.9%
Canadian Dollar	2.8%	2.9%
Other	12.4%	12.3%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
United States of America 30.6%	United States of America 38.3%
United Kingdom 9.4%	United Kingdom 10.6%
Japan 6.0%	Japan 6.5%
France 5.8%	France 4.7%
Germany 5.7%	Germany 5.9%
Ireland 5.4%	Ireland 1.8%
Italy 4.3%	Italy 3.8%
Australia 2.6%	Australia 2.2%
Switzerland 2.6%	Switzerland 0.7%
Other 27.6%	Other 25.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations 7.9%	U.S. Government and U.S. Government Agency Obligations 16.6%
AAA 5.8%	AAA 10.6%
AA 6.7%	AA 8.3%
A 14.5%	A 14.0%
BBB 34.4%	BBB 32.2%
BB and Below 21.0%	BB and Below 8.8%
Not Rated 7.3%	Not Rated 6.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	10.1	8.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.8	6.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 37.9%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 7.9%		U.S. Government and U.S. Government Agency Obligations 16.6%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 1.2%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 4.6%
	Municipal Bonds 0.5%		Municipal Bonds 0.4%
	Foreign Government and Government Agency Obligations 32.5%		Foreign Government and Government Agency Obligations 39.3%
	Other Investments 13.1%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Futures and Swaps	6.4%	** Futures and Swaps	5.1%
* Foreign Currency Contracts	3.4%	** Foreign Currency Contracts	0.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.9%
		Principal Amount (b)	Value
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (g)	EUR	600,000	$ 633,634
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	354,772
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	204,140
British Virgin Islands - 0.3%
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		200,000	204,390
Cayman Islands - 0.6%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	335,477
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	261,368
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (g)	EUR	350,000	374,999
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	642,233
TOTAL DENMARK			1,017,232
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	269,835
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		400,000	421,646
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	894,499
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	226,315
TOTAL FRANCE			1,542,460
Germany - 4.0%
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	422,817
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	600,564
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (g)	EUR	400,000	546,711
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		800,000	794,000
TOTAL GERMANY			2,364,092
Ireland - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		150,000	150,750
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	289,522
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Ireland - continued
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (g)	EUR	1,100,000	$ 1,226,443
10% 7/30/16	EUR	250,000	296,132
TOTAL IRELAND			1,962,847
Italy - 0.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	265,976
Luxembourg - 2.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	568,764
Altice SA 7.625% 2/15/25 (c)		1,000,000	940,000
TOTAL LUXEMBOURG			1,508,764
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	122,360
6.5% 6/2/41		333,000	346,320
TOTAL MEXICO			468,680
Netherlands - 1.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	165,392
Deutsche Annington Finance BV 5% 10/2/23 (c)		200,000	213,047
Petrobras Global Finance BV 5.625% 5/20/43		43,000	33,235
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	250,000	281,095
TOTAL NETHERLANDS			692,769
Portugal - 1.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	600,000	665,606
Turkey - 1.0%
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		600,000	609,780
United Kingdom - 4.3%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	59,955
4.875% 5/14/25 (c)		105,000	102,148
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	477,175
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	150,000	256,445
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	167,570
Tesco PLC:
5% 3/24/23	GBP	300,000	474,791
6.125% 2/24/22	GBP	150,000	255,071
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	$ 159,891
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	400,000	633,998
TOTAL UNITED KINGDOM			2,587,044
United States of America - 11.2%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,680
3.75% 2/1/22		63,000	62,905
4.25% 9/15/24		52,000	51,610
Alcoa, Inc.:
5.125% 10/1/24		43,000	43,538
5.4% 4/15/21		103,000	107,956
American Transmission Systems, Inc. 5% 9/1/44 (c)		12,000	12,152
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	87,769
Autodesk, Inc. 3.125% 6/15/20		113,000	113,094
Bank of America Corp.:
3.95% 4/21/25		234,000	225,677
4.25% 10/22/26		61,000	59,419
5.7% 1/24/22		75,000	85,063
5.875% 1/5/21		25,000	28,577
BioMed Realty LP 2.625% 5/1/19		12,000	11,941
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	181,331
4.1% 10/1/24		62,000	61,058
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	187,150
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	676,800
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	54,164
4.5% 6/1/25 (c)		17,000	16,745
5.8% 6/1/45 (c)		21,000	20,627
Corporate Office Properties LP 5% 7/1/25		29,000	29,021
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	151,022
DDR Corp. 3.625% 2/1/25		29,000	27,806
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,871
Discover Financial Services 3.85% 11/21/22		213,000	211,233
Dominion Resources, Inc. 2.5818% 9/30/66 (g)		26,000	23,352
Duke Realty LP 6.5% 1/15/18		87,000	97,157
El Paso Corp. 6.5% 9/15/20		150,000	171,526
Entergy Corp. 4% 7/15/22		60,000	60,393
ERP Operating LP 4.625% 12/15/21		213,000	232,160
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,091
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Fifth Third Bancorp 8.25% 3/1/38		$ 67,000	$ 96,235
FirstEnergy Corp. 7.375% 11/15/31		340,000	413,273
General Motors Co. 3.5% 10/2/18		30,000	30,975
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,215
3% 9/25/17		35,000	35,723
3.25% 5/15/18		20,000	20,469
3.5% 7/10/19		51,000	52,080
4.25% 5/15/23		15,000	15,159
4.375% 9/25/21		106,000	109,841
4.75% 8/15/17		25,000	26,389
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		133,000	149,459
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)		97,000	96,515
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,912
4.35% 8/15/21		28,000	29,907
4.625% 5/10/21		28,000	30,256
4.95% 3/25/20		23,000	25,331
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	124,073
Lazard Group LLC:
4.25% 11/14/20		44,000	46,221
6.85% 6/15/17		2,000	2,185
Liberty Property LP:
3.375% 6/15/23		233,000	224,783
4.75% 10/1/20		67,000	72,133
Morgan Stanley:
4.875% 11/1/22		50,000	53,123
5% 11/24/25		110,000	114,978
MPLX LP 4% 2/15/25		9,000	8,768
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (c)		20,000	19,649
Prudential Financial, Inc. 5.375% 5/15/45 (g)		63,000	61,976
Puget Energy, Inc.:
5.625% 7/15/22		160,000	179,635
6% 9/1/21		15,000	17,172
6.5% 12/15/20		23,000	26,900
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,831
Reynolds American, Inc.:
2.3% 6/12/18		27,000	27,203
3.25% 6/12/20		22,000	22,264
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Southwestern Energy Co.:
3.3% 1/23/18		$ 24,000	$ 24,599
4.05% 1/23/20		43,000	44,156
Synchrony Financial:
1.875% 8/15/17		15,000	14,991
3% 8/15/19		22,000	22,140
3.75% 8/15/21		33,000	33,217
Tanger Properties LP 3.75% 12/1/24		42,000	41,441
The AES Corp. 4.875% 5/15/23		200,000	188,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,735
The Williams Companies, Inc. 4.55% 6/24/24		32,000	30,968
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,119
Time Warner Cable, Inc.:
4.5% 9/15/42		40,000	32,776
5.5% 9/1/41		37,000	34,401
5.875% 11/15/40		22,000	21,235
6.55% 5/1/37		32,000	33,221
7.3% 7/1/38		59,000	66,293
Verizon Communications, Inc.:
5.012% 8/21/54		195,000	178,251
6.55% 9/15/43		195,000	227,993
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	41,662
WellPoint, Inc. 4.625% 5/15/42		73,000	66,496
Western Gas Partners LP 5.375% 6/1/21		8,000	8,627
WP Carey, Inc. 4% 2/1/25		72,000	68,843
TOTAL UNITED STATES OF AMERICA			6,696,685
TOTAL NONCONVERTIBLE BONDS (Cost $23,347,036)			22,645,551
U.S. Government Agency - Mortgage Securities - 7.5%

Fannie Mae - 4.1%
2.5% 10/1/29		95,829	97,061
3% 7/1/43 to 8/1/43		637,184	635,267
3.5% 11/1/26 to 4/1/43		285,466	296,942
4% 8/1/42		609,882	648,595
5% 9/1/23 to 1/1/40		167,215	186,597
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
5% 7/1/45 (e)		$ 100,000	$ 110,462
5.5% 6/1/25 to 5/1/37		414,138	464,881
TOTAL FANNIE MAE			2,439,805
Freddie Mac - 1.4%
3.5% 4/1/43		380,211	392,300
4% 2/1/41		89,331	94,928
4.5% 3/1/41 to 4/1/44		352,485	381,252
TOTAL FREDDIE MAC			868,480
Ginnie Mae - 2.0%
3% 6/20/45		200,000	201,820
3.5% 5/20/43 to 4/20/45		360,800	374,583
4% 12/15/40 to 10/20/44		280,285	298,367
4% 7/1/45 (e)		100,000	105,852
4.5% 5/20/41		177,318	193,152
TOTAL GINNIE MAE			1,173,774
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,467,337)			4,482,059
Asset-Backed Securities - 1.1%

Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19		25,000	25,203
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19		64,000	64,536
Series 2014-1 Class D, 2.91% 4/15/20		63,000	63,729
Series 2014-4:
Class C, 2.6% 11/16/20		35,000	35,489
Class D, 3.1% 11/16/20		60,000	60,441
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (c)		93,189	93,570
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		25,562	25,460
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Truman Capital Mortgage Loan Trust: - continued
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		$ 41,102	$ 40,938
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		221,817	221,954
TOTAL ASSET-BACKED SECURITIES (Cost $629,426)			631,320
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	323,589
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		716,889	752,118
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	525,066
Series 2007-C32 Class A3, 5.716% 6/15/49 (g)		225,000	238,568
Series 2007-C33 Class A4, 5.9513% 2/15/51 (g)		886,265	931,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,971,548)			2,770,860
U.S. Government and Government Agency Obligations - 0.3%

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds 3% 5/15/45 (f) (Cost $185,880)		187,000	182,383
Foreign Government and Government Agency Obligations - 32.5%

Australia - 1.5%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	517,561
2.75% 6/21/35 (Reg. S)	AUD	60,000	40,682
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,923
4.25% 4/21/26	AUD	40,000	34,128
5.5% 4/21/23	AUD	52,000	47,713
5.75% 5/15/21	AUD	108,000	98,093
5.75% 7/15/22	AUD	175,000	161,446
TOTAL AUSTRALIA			903,546
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	$ 18,462
Brazil - 0.2%
Brazilian Federative Republic 5.625% 1/7/41		100,000	95,500
Canada - 1.0%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	147,797
4% 6/1/41	CAD	118,000	125,277
5% 6/1/37	CAD	154,000	181,062
5.75% 6/1/29	CAD	31,000	36,113
Ontario Province 4.65% 6/2/41	CAD	110,000	110,465
TOTAL CANADA			600,714
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	16,580
Czech Republic - 0.1%
Czech Republic:
2.5% 8/25/28	CZK	400,000	18,019
4.2% 12/4/36	CZK	270,000	15,054
5.7% 5/25/24	CZK	900,000	51,513
TOTAL CZECH REPUBLIC			84,586
Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	224,187
4.5% 11/15/39	DKK	66,000	15,442
TOTAL DENMARK			239,629
France - 1.7%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	171,437
2.5% 5/25/30	EUR	706,000	870,002
TOTAL FRANCE			1,041,439
Germany - 0.1%
German Federal Republic 0.5% 2/15/25	EUR	65,000	70,643
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Indonesia - 2.0%
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	200,000	$ 224,642
6.875% 1/17/18 (Reg. S)		850,000	951,346
TOTAL INDONESIA			1,175,988
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	48,690
2.4% 5/15/30 (Reg. S)	EUR	78,000	89,992
4.5% 4/18/20	EUR	34,000	44,752
5.4% 3/13/25	EUR	438,000	650,333
TOTAL IRELAND			833,767
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	58,469
4.25% 3/31/23	ILS	62,000	18,881
5% 1/31/20	ILS	89,000	27,575
5.5% 1/31/22	ILS	296,000	96,456
5.5% 1/31/42	ILS	28,000	9,728
6% 2/28/19	ILS	434,000	136,333
TOTAL ISRAEL			347,442
Italy - 3.9%
Buoni del Tesoro Poliennali:
1.5% 12/15/16	EUR	26,000	29,465
2.15% 12/15/21	EUR	323,000	370,472
3.5% 6/1/18	EUR	592,000	714,225
3.5% 12/1/18	EUR	319,000	388,349
4.5% 5/1/23	EUR	93,000	122,469
Italian Republic:
4.5% 3/1/26	EUR	96,000	127,239
5% 8/1/34	EUR	204,000	290,209
5% 9/1/40	EUR	23,000	32,915
6% 5/1/31	EUR	20,000	30,946
6.5% 11/1/27	EUR	154,000	239,035
TOTAL ITALY			2,345,324
Japan - 6.0%
Japan Government:
0.6% 3/20/24	JPY	153,950,000	1,283,288
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.2% 12/20/34	JPY	10,600,000	$ 86,967
1.2% 3/20/35	JPY	1,250,000	10,222
1.4% 9/20/34	JPY	73,100,000	622,450
1.5% 6/20/34	JPY	36,300,000	315,069
1.5% 3/20/45	JPY	3,750,000	30,990
1.7% 12/20/43	JPY	6,000,000	52,124
1.7% 3/20/44	JPY	1,950,000	16,915
1.8% 3/20/43	JPY	30,400,000	270,497
1.8% 9/20/43	JPY	5,850,000	51,918
1.9% 12/20/28	JPY	9,250,000	87,218
2% 6/20/22	JPY	27,050,000	248,216
2.1% 12/20/25	JPY	13,950,000	132,801
2.1% 3/20/26	JPY	6,400,000	61,018
2.2% 3/20/26	JPY	25,600,000	246,215
2.4% 3/20/48	JPY	6,550,000	65,985
TOTAL JAPAN			3,581,893
Korea (South) - 1.8%
Korean Republic:
2% 9/10/20	KRW	45,070,000	39,958
2.75% 3/10/18	KRW	574,680,000	525,218
3% 9/10/24	KRW	147,850,000	138,161
3% 12/10/42	KRW	96,590,000	90,525
3.125% 3/10/19	KRW	115,360,000	107,328
3.5% 3/10/24	KRW	182,640,000	176,961
5.25% 3/10/27	KRW	18,600,000	21,176
TOTAL KOREA (SOUTH)			1,099,327
Malaysia - 0.5%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	106,887
3.814% 2/15/17	MYR	195,000	52,207
3.889% 7/31/20	MYR	417,000	111,280
3.892% 3/15/27	MYR	46,000	11,876
4.935% 9/30/43	MYR	9,000	2,452
TOTAL MALAYSIA			284,702
Mexico - 1.5%
United Mexican States:
2.375% 4/9/21	EUR	258,000	296,257
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
3.625% 4/9/29	EUR	100,000	$ 118,313
4.75% 6/14/18	MXN	3,927,000	250,865
8.5% 5/31/29	MXN	2,578,000	195,415
10% 11/20/36	MXN	90,000	7,832
TOTAL MEXICO			868,682
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	18,335
5.5% 4/15/23	NZD	46,000	35,867
6% 12/15/17	NZD	107,000	77,868
TOTAL NEW ZEALAND			132,070
Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	60,682
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	14,656
3% 3/14/24	NOK	159,000	22,283
TOTAL NORWAY			97,621
Poland - 0.9%
Polish Government:
1.5% 4/25/20	PLN	50,000	12,566
3.25% 7/25/25	PLN	212,000	56,235
4% 10/25/23	PLN	275,000	77,439
5% 4/25/16	PLN	717,000	195,707
5.5% 10/25/19	PLN	362,000	107,926
5.75% 10/25/21	PLN	53,000	16,340
5.75% 9/23/22	PLN	239,000	74,211
5.75% 4/25/29	PLN	31,000	10,282
TOTAL POLAND			550,706
Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	44,181
7% 8/16/23	RUB	4,135,000	59,532
7.05% 1/19/28	RUB	681,000	9,255
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Russia - continued
Russian Federation: - continued
7.35% 1/20/16	RUB	2,289,000	$ 40,825
7.5% 2/27/19	RUB	5,115,000	83,373
TOTAL RUSSIA			237,166
Singapore - 0.3%
Republic of Singapore:
3.25% 9/1/20	SGD	163,000	128,163
3.375% 9/1/33	SGD	26,000	20,147
TOTAL SINGAPORE			148,310
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	28,538
South Africa - 1.0%
South African Republic:
7.25% 1/15/20	ZAR	675,000	54,367
7.75% 2/28/23	ZAR	2,900,000	233,030
8% 12/21/18	ZAR	467,000	38,929
8% 1/31/30	ZAR	381,000	29,549
8.5% 1/31/37	ZAR	1,800,000	141,972
8.75% 1/31/44	ZAR	307,000	24,330
10.5% 12/21/26	ZAR	856,000	81,899
TOTAL SOUTH AFRICA			604,076
Spain - 2.2%
Spanish Kingdom:
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	120,328
3.75% 10/31/18	EUR	474,000	580,596
4.4% 10/31/23 (c)	EUR	334,000	437,530
5.15% 10/31/44	EUR	83,000	123,571
5.75% 7/30/32	EUR	13,000	19,921
TOTAL SPAIN			1,281,946
Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	110,000	14,513
2.5% 5/12/25	SEK	705,000	97,056
3.5% 3/30/39	SEK	35,000	5,569
5% 12/1/20	SEK	680,000	102,337
TOTAL SWEDEN			219,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	$ 308,693
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	80,437
3.625% 6/16/23	THB	4,279,000	133,144
4.675% 6/29/44	THB	530,000	17,721
4.875% 6/22/29	THB	290,000	9,951
TOTAL THAILAND			241,253
Turkey - 0.8%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	14,893
7.4% 2/5/20	TRY	57,000	19,694
8.3% 6/20/18	TRY	144,000	52,117
8.5% 7/10/19	TRY	141,000	51,137
8.5% 9/14/22	TRY	159,000	56,953
8.8% 11/14/18	TRY	295,000	107,979
8.8% 9/27/23	TRY	266,000	96,967
9% 1/27/16	TRY	156,000	57,916
TOTAL TURKEY			457,656
United Kingdom - 2.4%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	17,331
3.5% 1/22/45	GBP	24,000	43,625
4.5% 9/7/34	GBP	690,000	1,395,755
TOTAL UNITED KINGDOM			1,456,711
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,947,370)			19,372,445
Municipal Securities - 0.5%

United States of America - 0.5%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	181,847
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		25,000	25,683
4.95% 6/1/23		55,000	55,606
Municipal Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18		$ 10,000	$ 10,699
5.877% 3/1/19		50,000	53,915
TOTAL MUNICIPAL SECURITIES (Cost $356,858)			327,750
Preferred Securities - 13.1%

Belgium - 1.0%
KBC Groep NV 5.625% (Reg. S) (d)(g)	EUR	550,000	601,272
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(g)		200,000	195,488
6.625% (Reg. S) (d)(g)		500,000	488,720
EDF SA 5.625% (Reg. S) (d)(g)		200,000	208,400
TOTAL FRANCE			892,608
Germany - 1.6%
RWE AG 4.625% (d)(g)	EUR	845,000	975,484
Ireland - 0.7%
Bank of Ireland 7.375% (Reg. S) (d)(g)	EUR	400,000	444,882
Netherlands - 0.6%
Volkswagen International Finance NV 2.5% (Reg. S) (d)(g)	EUR	350,000	375,879
Switzerland - 2.1%
UBS Group AG:
7% (Reg. S) (d)(g)		200,000	208,063
7.125% (Reg. S) (d)(g)		950,000	1,013,524
TOTAL SWITZERLAND			1,221,587
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,523,605
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	851,532
Preferred Securities - continued
		Principal Amount (b)	Value
United States of America - continued
JPMorgan Chase & Co.: - continued
6.75% (d)(g)		$ 7,000	$ 7,675
Wells Fargo & Co. 5.875% (d)(g)		900,000	923,731
TOTAL UNITED STATES OF AMERICA			1,782,938
TOTAL PREFERRED SECURITIES (Cost $8,114,181)			7,818,255
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $154,310)	1,458	158,487
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (a) (Cost $1,421,714)	1,421,714	1,421,714
Purchased Swaptions - 0.1% (i)
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00%	7/15/15	EUR	1,350,000	$ 28,621
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.25%	7/15/15	EUR	1,350,000	18,932
Option on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.50%	7/15/15	EUR	3,300,000	25,176
TOTAL PURCHASED SWAPTIONS (Cost $60,301)				72,729
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $62,655,961)		59,883,553
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(184,826)
NET ASSETS - 100%		$ 59,698,727
TBA Sale Commitments
	Principal Amount (b)
Ginnie Mae
4% 7/1/45 (Proceeds $105,469)	$ (100,000)	(105,852)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	$ 497,134	$ (8,093)
10 Eurex Euro-Oat Contracts (Germany)	Sept. 2015	1,632,921	(2,232)
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	672,538	3,956
TOTAL BOND INDEX CONTRACTS		2,802,593	(6,369)
Treasury Contracts
10 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	2,189,375	2,480
15 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	1,788,867	2,556
9 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	1,357,594	(3,471)
TOTAL TREASURY CONTRACTS		5,335,836	1,565
TOTAL PURCHASED		8,138,429	(4,804)
Sold
Bond Index Contracts
16 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	2,711,315	(17,071)
2 ICE Long Gilt Contracts (United Kingdom)	Sept. 2015	363,682	3,503
7 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	1,213,272	2,612
TOTAL BOND INDEX CONTRACTS		4,288,269	(10,956)
		$ 12,426,698	$ (15,760)

The face value of futures purchased as a percentage of net assets is 13.6%

The face value of futures sold as a percentage of net assets is 7.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,953,798.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/15	EUR	Credit Suisse Intl.	Buy	694,000	$ 774,296	$ (590)
7/1/15	GBP	Credit Suisse Intl.	Sell	29,000	45,638	72
7/1/15	JPY	Credit Suisse Intl.	Sell	17,698,304	144,220	(391)
7/2/15	EUR	Citibank, N.A.	Buy	73,000	81,410	(26)
7/2/15	PLN	Citibank, N.A.	Buy	39,883	10,621	(14)
7/2/15	TRY	Citibank, N.A.	Buy	28,705	10,719	(8)
7/6/15	AUD	Citibank, N.A.	Buy	46,631	35,865	104
7/6/15	JPY	Citibank, N.A.	Buy	3,212,525	26,276	(25)
8/20/15	AUD	Citibank, N.A.	Sell	63,000	48,333	(139)
8/20/15	AUD	Credit Suisse Intl.	Buy	15,000	11,439	102
8/20/15	AUD	Goldman Sachs Bank USA	Sell	39,000	30,231	224
8/20/15	AUD	Morgan Stanley Cap. Group	Buy	550,000	438,248	(15,078)
8/20/15	BRL	Citibank, N.A.	Buy	102,000	31,843	371
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	94,000	30,037	349
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	293,000	89,616	(2,920)
8/20/15	CAD	Credit Suisse Intl.	Buy	29,000	23,173	29
8/20/15	CAD	Credit Suisse Intl.	Buy	1,312,000	1,087,729	(38,005)
8/20/15	CHF	Goldman Sachs Bank USA	Sell	28,000	30,404	397
8/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	200,000	213,049	(1,283)
8/20/15	CZK	Credit Suisse Intl.	Buy	4,248,000	176,057	(2,282)
8/20/15	EUR	Citibank, N.A.	Buy	62,000	67,686	1,483
8/20/15	EUR	Credit Suisse Intl.	Buy	53,000	59,582	(454)
8/20/15	EUR	Credit Suisse Intl.	Sell	11,000	12,404	133
8/20/15	EUR	Credit Suisse Intl.	Sell	20,000	22,737	425
8/20/15	EUR	Credit Suisse Intl.	Sell	24,000	27,116	341
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	EUR	Credit Suisse Intl.	Sell	37,000	$ 40,430	$ (848)
8/20/15	EUR	Credit Suisse Intl.	Sell	37,000	41,389	111
8/20/15	EUR	Credit Suisse Intl.	Sell	694,000	774,809	568
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	399,000	438,073	7,059
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	95,000	106,139	155
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	254,000	285,704	2,336
8/20/15	EUR	Morgan Stanley Cap. Group	Sell	567,000	643,453	10,896
8/20/15	GBP	Credit Suisse Intl.	Buy	44,000	69,223	(113)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	14,000	21,345	(644)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	59,000	90,005	(2,666)
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	1,076,000	1,690,393	329
8/20/15	HKD	Credit Suisse Intl.	Buy	153,000	19,739	(3)
8/20/15	ILS	Citibank, N.A.	Sell	114,000	30,223	11
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Buy	86,000	22,217	574
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	207,000	53,435	(1,424)
8/20/15	JPY	Citibank, N.A.	Sell	17,150,000	140,336	123
8/20/15	JPY	Credit Suisse Intl.	Buy	17,700,000	144,322	388
8/20/15	JPY	Credit Suisse Intl.	Buy	18,100,000	145,970	2,010
8/20/15	JPY	Morgan Stanley Cap. Group	Buy	321,000,000	2,682,683	(58,275)
8/20/15	KRW	Credit Suisse Intl.	Sell	55,800,000	49,821	39
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	KRW	Goldman Sachs Bank USA	Sell	133,038,000	$ 121,109	$ 2,417
8/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	98,700,000	88,457	400
8/20/15	NOK	Citibank, N.A.	Buy	115,000	14,784	(133)
8/20/15	NOK	Citibank, N.A.	Buy	975,000	123,787	422
8/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	130,000	89,416	1,707
8/20/15	PLN	Goldman Sachs Bank USA	Buy	446,000	119,384	(925)
8/20/15	SEK	Citibank, N.A.	Sell	325,000	39,164	(81)
8/20/15	SEK	Citibank, N.A.	Sell	547,000	64,454	(1,598)
8/20/15	SEK	Credit Suisse Intl.	Buy	2,186,000	263,376	594
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,162,000	140,933	(617)
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,619,000	190,581	4,920
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Sell	243,000	29,937	594
						$ (88,859)

For the period, the average contract value for foreign currency contracts was $15,838,394. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,689,777 or 7.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,707.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) For the period, the average monthly notional amount for purchased swaptions was $3,257,660.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 711
Fidelity Mortgage Backed Securities Central Fund	1,882
Total	$ 2,593
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 1,882	$ -	$ 158,487	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 22,645,551	$ -	$ 22,645,551	$ -
U.S. Government Agency - Mortgage Securities	4,482,059	-	4,482,059	-
Asset-Backed Securities	631,320	-	631,320	-
Commercial Mortgage Securities	2,770,860	-	2,770,860	-
U.S. Government and Government Agency Obligations	182,383	-	182,383	-
Foreign Government and Government Agency Obligations	19,372,445	-	19,372,445	-
Municipal Securities	327,750	-	327,750	-
Preferred Securities	7,818,255	-	7,818,255	-
Fixed-Income Funds	158,487	158,487	-	-
Money Market Funds	1,421,714	1,421,714	-	-
Purchased Swaptions	72,729	-	72,729	-
Total Investments in Securities:	$ 59,883,553	$ 1,580,201	$ 58,303,352	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 39,683	$ -	$ 39,683	$ -
Futures Contracts	15,107	15,107	-	-
Total Assets	$ 54,790	$ 15,107	$ 39,683	$ -
Liabilities
Foreign Currency Contracts	$ (128,542)	$ -	$ (128,542)	$ -
Futures Contracts	(30,867)	(30,867)	-	-
Total Liabilities:	$ (159,409)	$ (30,867)	$ (128,542)	$ -
Total Other Derivative Instruments:	$ (104,619)	$ (15,760)	$ (88,859)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,852)	$ -	$ (105,852)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 72,729	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	39,683	(128,542)
Interest Rate Risk
Futures Contracts (b)	15,107	(30,867)
Total Value of Derivatives	$ 127,519	$ (159,409)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,079,937)	$ 58,303,352
Fidelity Central Funds (cost $1,576,024)	1,580,201
Total Investments (cost $62,655,961)		$ 59,883,553
Cash		12,512
Foreign currency held at value (cost $781,876)		770,566
Receivable for investments sold		116,393
Receivable for TBA sale commitments		105,469
Unrealized appreciation on foreign currency contracts		39,683
Receivable for fund shares sold		10,104
Interest receivable		549,996
Distributions receivable from Fidelity Central Funds		418
Receivable from investment adviser for expense reductions		13,670
Total assets		61,502,364

Liabilities
Payable for investments purchased
Regular delivery	$ 1,219,772
Delayed delivery	216,859
TBA sale commitments, at value	105,852
Unrealized depreciation on foreign currency contracts	128,542
Payable for fund shares redeemed	2,697
Accrued management fee	27,926
Distribution and service plan fees payable	4,950
Payable for daily variation margin for derivative instruments	11,726
Other affiliated payables	8,546
Other payables and accrued expenses	76,767
Total liabilities		1,803,637

Net Assets		$ 59,698,727
Net Assets consist of:
Paid in capital		$ 65,448,025
Undistributed net investment income		195,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,058,483)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,885,950)
Net Assets		$ 59,698,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,893,803 ÷ 544,491 shares)	$ 8.99

Maximum offering price per share (100/96.00 of $8.99)	$ 9.36
Class T:
Net Asset Value and redemption price per share ($2,967,275 ÷ 330,139 shares)	$ 8.99

Maximum offering price per share (100/96.00 of $8.99)	$ 9.36
Class C:
Net Asset Value and offering price per share ($3,961,234 ÷ 441,393 shares)A	$ 8.97

Global Bond:
Net Asset Value, offering price and redemption price per share ($45,176,563 ÷ 5,024,575 shares)	$ 8.99

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,699,852 ÷ 300,330 shares)	$ 8.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015
Investment Income
Dividends		$ 117,307
Interest		842,867
Income from Fidelity Central Funds		2,593
Income before foreign taxes withheld		962,767
Less foreign taxes withheld		(4,491)
Total income		958,276

Expenses
Management fee	$ 170,519
Transfer agent fees	36,678
Distribution and service plan fees	30,289
Accounting fees and expenses	15,765
Custodian fees and expenses	7,431
Independent trustees' compensation	120
Registration fees	58,526
Audit	71,529
Legal	74
Miscellaneous	280
Total expenses before reductions	391,211
Expense reductions	(132,695)	258,516
Net investment income (loss)		699,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,070,443)
Foreign currency transactions	(230,344)
Futures contracts	(140,949)
Swaps	30,552
Total net realized gain (loss)		(1,411,184)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,305,684)
Assets and liabilities in foreign currencies	26,062
Futures contracts	14,182
Delayed delivery commitments	54
Total change in net unrealized appreciation (depreciation)		(1,265,386)
Net gain (loss)		(2,676,570)
Net increase (decrease) in net assets resulting from operations		$ (1,976,810)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 699,760	$ 1,343,518
Net realized gain (loss)	(1,411,184)	(546,393)
Change in net unrealized appreciation (depreciation)	(1,265,386)	(755,005)
Net increase (decrease) in net assets resulting from operations	(1,976,810)	42,120
Distributions to shareholders from net investment income	(605,815)	(41,970)
Return of capital	-	(1,251,953)
Total distributions	(605,815)	(1,293,923)
Share transactions - net increase (decrease)	1,198,309	3,902,716
Total increase (decrease) in net assets	(1,384,316)	2,650,913

Net Assets
Beginning of period	61,083,043	58,432,130
End of period (including undistributed net investment income of $195,135 and undistributed net investment income of $101,190, respectively)	$ 59,698,727	$ 61,083,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.199	.172	.088
Net realized and unrealized gain (loss)	(.404)	(.187)	(.553)	.207
Total from investment operations	(.305)	.012	(.381)	.295
Distributions from net investment income	(.085)	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.186)	(.197)	-
Total distributions	(.085)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(3.27)%	.08%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%A	1.44%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	2.15%A	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,894	$ 4,770	$ 3,965	$ 3,041
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.199	.172	.088
Net realized and unrealized gain (loss)	(.404)	(.187)	(.553)	.207
Total from investment operations	(.305)	.012	(.381)	.295
Distributions from net investment income	(.085)	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.186)	(.197)	-
Total distributions	(.085)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(3.27)%	.08%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%A	1.46%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	2.15%A	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,967	$ 3,012	$ 2,943	$ 2,747
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.064	.126	.099	.042
Net realized and unrealized gain (loss)	(.408)	(.185)	(.558)	.208
Total from investment operations	(.344)	(.059)	(.459)	.250
Distributions from net investment income	(.056)	(.004)	-	(.033)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.117)	(.129)	-
Total distributions	(.056)	(.121)	(.131)	(.110)
Net asset value, end of period	$ 8.97	$ 9.37	$ 9.55	$ 10.14
Total ReturnB, C, D	(3.68)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32%A	2.22%	2.08%	2.36%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%	1.75%A
Net investment income (loss)	1.40%A	1.30%	1.01%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,961	$ 4,340	$ 3,579	$ 2,994
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.111	.223	.199	.103
Net realized and unrealized gain (loss)	(.405)	(.188)	(.556)	.208
Total from investment operations	(.294)	.035	(.357)	.311
Distributions from net investment income	(.096)	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.208)	(.221)	-
Total distributions	(.096)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(3.15)%	.32%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16%A	1.09%	.99%	1.28%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.40%A	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,177	$ 46,242	$ 45,300	$ 155,463
Portfolio turnover rateF	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.111	.223	.196	.104
Net realized and unrealized gain (loss)	(.405)	(.188)	(.553)	.207
Total from investment operations	(.294)	.035	(.357)	.311
Distributions from net investment income	(.096)	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.208)	(.221)	-
Total distributions	(.096)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(3.15)%	.32%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.15%	1.02%	1.36%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.40%A	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,700	$ 2,718	$ 2,646	$ 2,580
Portfolio turnover rateF	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases

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Foreign Currency - continued

and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

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and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 397,121
Gross unrealized depreciation	(3,266,781)
Net unrealized appreciation (depreciation) on securities	$ (2,869,660)

Tax cost	$ 62,753,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (967,684)
Long-term	(590,226)
Total no expiration	$ (1,557,910)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on

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To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates

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and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the

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Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (28,288)	$ 12,428
Swaps	30,552	-
Total Credit Risk	2,264	12,428
Foreign Exchange Risk
Foreign Currency Contracts	(192,502)	(6,290)
Interest Rate Risk
Futures Contracts	(140,949)	14,182
TotalsA	$ (331,187)	$ 20,320

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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4. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities

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Futures Contracts - continued

deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

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4. Derivative Instruments - continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

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Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $30,841,633 and $23,582,707, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,148	$ 3,416
Class T	-%	.25%	3,769	3,070
Class C	.75%	.25%	20,372	14,975
			$ 30,289	$ 21,461

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 406
Class T	143
Class C*	84
$ 633

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 5,065.21
Class T	3,408.23
Class C	5,110.25
Global Bond	21,060.09
Institutional Class	2,035.15
	$ 36,678

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $49 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 12,866
Class T	1.00%	8,166
Class C	1.75%	11,515
Global Bond	.75%	93,847
Institutional Class	.75%	6,270
		$ 132,664

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 45,566	$ 2,913
Class T	27,807	1,968
Class C	24,583	1,661
Global Bond	479,780	33,439
Institutional Class	28,079	1,989
Total	$ 605,815	$ 41,970
From return of capital
Class A	$ -	$ 86,900
Class T	-	58,706
Class C	-	49,551
Global Bond	-	997,458
Institutional Class	-	59,338
Total	$ -	$ 1,251,953

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10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	53,883	140,504	$ 499,041	$ 1,371,103
Reinvestment of distributions	4,899	9,029	44,881	87,346
Shares redeemed	(22,806)	(55,746)	(210,115)	(539,008)
Net increase (decrease)	35,976	93,787	$ 333,807	$ 919,441
Class T
Shares sold	11,722	20,348	$ 108,680	$ 198,143
Reinvestment of distributions	3,035	6,268	27,807	60,674
Shares redeemed	(5,694)	(13,379)	(52,703)	(129,209)
Net increase (decrease)	9,063	13,237	$ 83,784	$ 129,608
Class C
Shares sold	21,746	146,969	$ 199,689	$ 1,439,477
Reinvestment of distributions	2,686	5,266	24,558	50,897
Shares redeemed	(46,192)	(63,690)	(429,473)	(614,170)
Net increase (decrease)	(21,760)	88,545	$ (205,226)	$ 876,204
Global Bond
Shares sold	515,211	1,226,810	$ 4,772,096	$ 11,926,818
Reinvestment of distributions	51,332	104,991	470,362	1,016,414
Shares redeemed	(470,257)	(1,141,440)	(4,352,317)	(11,093,326)
Net increase (decrease)	96,286	190,361	$ 890,141	$ 1,849,906
Institutional Class
Shares sold	11,067	10,510	$ 100,457	$ 103,515
Reinvestment of distributions	3,055	6,311	27,982	61,091
Shares redeemed	(3,551)	(3,838)	(32,636)	(37,049)
Net increase (decrease)	10,571	12,983	$ 95,803	$ 127,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLB-USAN-0815
1.939041.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 967.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 967.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 963.20	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 968.50	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 968.50	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of June 30, 2015	As of December 31, 2014
US Dollar	43.0%	43.3%
European Monetary Unit	26.2%	26.2%
Japanese Yen	10.7%	10.4%
British Pound	4.9%	4.9%
Canadian Dollar	2.8%	2.9%
Other	12.4%	12.3%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
United States of America 30.6%	United States of America 38.3%
United Kingdom 9.4%	United Kingdom 10.6%
Japan 6.0%	Japan 6.5%
France 5.8%	France 4.7%
Germany 5.7%	Germany 5.9%
Ireland 5.4%	Ireland 1.8%
Italy 4.3%	Italy 3.8%
Australia 2.6%	Australia 2.2%
Switzerland 2.6%	Switzerland 0.7%
Other 27.6%	Other 25.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations 7.9%	U.S. Government and U.S. Government Agency Obligations 16.6%
AAA 5.8%	AAA 10.6%
AA 6.7%	AA 8.3%
A 14.5%	A 14.0%
BBB 34.4%	BBB 32.2%
BB and Below 21.0%	BB and Below 8.8%
Not Rated 7.3%	Not Rated 6.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	10.1	8.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.8	6.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 37.9%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 7.9%		U.S. Government and U.S. Government Agency Obligations 16.6%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 1.2%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 4.6%
	Municipal Bonds 0.5%		Municipal Bonds 0.4%
	Foreign Government and Government Agency Obligations 32.5%		Foreign Government and Government Agency Obligations 39.3%
	Other Investments 13.1%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Futures and Swaps	6.4%	** Futures and Swaps	5.1%
* Foreign Currency Contracts	3.4%	** Foreign Currency Contracts	0.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.9%
		Principal Amount (b)	Value
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (g)	EUR	600,000	$ 633,634
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	354,772
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	204,140
British Virgin Islands - 0.3%
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		200,000	204,390
Cayman Islands - 0.6%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	335,477
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	261,368
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (g)	EUR	350,000	374,999
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	642,233
TOTAL DENMARK			1,017,232
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	269,835
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		400,000	421,646
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	894,499
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	226,315
TOTAL FRANCE			1,542,460
Germany - 4.0%
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	422,817
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	600,564
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (g)	EUR	400,000	546,711
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		800,000	794,000
TOTAL GERMANY			2,364,092
Ireland - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		150,000	150,750
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	289,522
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Ireland - continued
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (g)	EUR	1,100,000	$ 1,226,443
10% 7/30/16	EUR	250,000	296,132
TOTAL IRELAND			1,962,847
Italy - 0.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	265,976
Luxembourg - 2.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	568,764
Altice SA 7.625% 2/15/25 (c)		1,000,000	940,000
TOTAL LUXEMBOURG			1,508,764
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	122,360
6.5% 6/2/41		333,000	346,320
TOTAL MEXICO			468,680
Netherlands - 1.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	165,392
Deutsche Annington Finance BV 5% 10/2/23 (c)		200,000	213,047
Petrobras Global Finance BV 5.625% 5/20/43		43,000	33,235
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	250,000	281,095
TOTAL NETHERLANDS			692,769
Portugal - 1.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	600,000	665,606
Turkey - 1.0%
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		600,000	609,780
United Kingdom - 4.3%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	59,955
4.875% 5/14/25 (c)		105,000	102,148
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	477,175
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	150,000	256,445
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	167,570
Tesco PLC:
5% 3/24/23	GBP	300,000	474,791
6.125% 2/24/22	GBP	150,000	255,071
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	$ 159,891
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	400,000	633,998
TOTAL UNITED KINGDOM			2,587,044
United States of America - 11.2%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,680
3.75% 2/1/22		63,000	62,905
4.25% 9/15/24		52,000	51,610
Alcoa, Inc.:
5.125% 10/1/24		43,000	43,538
5.4% 4/15/21		103,000	107,956
American Transmission Systems, Inc. 5% 9/1/44 (c)		12,000	12,152
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	87,769
Autodesk, Inc. 3.125% 6/15/20		113,000	113,094
Bank of America Corp.:
3.95% 4/21/25		234,000	225,677
4.25% 10/22/26		61,000	59,419
5.7% 1/24/22		75,000	85,063
5.875% 1/5/21		25,000	28,577
BioMed Realty LP 2.625% 5/1/19		12,000	11,941
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	181,331
4.1% 10/1/24		62,000	61,058
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	187,150
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	676,800
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	54,164
4.5% 6/1/25 (c)		17,000	16,745
5.8% 6/1/45 (c)		21,000	20,627
Corporate Office Properties LP 5% 7/1/25		29,000	29,021
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	151,022
DDR Corp. 3.625% 2/1/25		29,000	27,806
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,871
Discover Financial Services 3.85% 11/21/22		213,000	211,233
Dominion Resources, Inc. 2.5818% 9/30/66 (g)		26,000	23,352
Duke Realty LP 6.5% 1/15/18		87,000	97,157
El Paso Corp. 6.5% 9/15/20		150,000	171,526
Entergy Corp. 4% 7/15/22		60,000	60,393
ERP Operating LP 4.625% 12/15/21		213,000	232,160
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,091
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Fifth Third Bancorp 8.25% 3/1/38		$ 67,000	$ 96,235
FirstEnergy Corp. 7.375% 11/15/31		340,000	413,273
General Motors Co. 3.5% 10/2/18		30,000	30,975
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,215
3% 9/25/17		35,000	35,723
3.25% 5/15/18		20,000	20,469
3.5% 7/10/19		51,000	52,080
4.25% 5/15/23		15,000	15,159
4.375% 9/25/21		106,000	109,841
4.75% 8/15/17		25,000	26,389
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		133,000	149,459
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)		97,000	96,515
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,912
4.35% 8/15/21		28,000	29,907
4.625% 5/10/21		28,000	30,256
4.95% 3/25/20		23,000	25,331
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	124,073
Lazard Group LLC:
4.25% 11/14/20		44,000	46,221
6.85% 6/15/17		2,000	2,185
Liberty Property LP:
3.375% 6/15/23		233,000	224,783
4.75% 10/1/20		67,000	72,133
Morgan Stanley:
4.875% 11/1/22		50,000	53,123
5% 11/24/25		110,000	114,978
MPLX LP 4% 2/15/25		9,000	8,768
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (c)		20,000	19,649
Prudential Financial, Inc. 5.375% 5/15/45 (g)		63,000	61,976
Puget Energy, Inc.:
5.625% 7/15/22		160,000	179,635
6% 9/1/21		15,000	17,172
6.5% 12/15/20		23,000	26,900
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,831
Reynolds American, Inc.:
2.3% 6/12/18		27,000	27,203
3.25% 6/12/20		22,000	22,264
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Southwestern Energy Co.:
3.3% 1/23/18		$ 24,000	$ 24,599
4.05% 1/23/20		43,000	44,156
Synchrony Financial:
1.875% 8/15/17		15,000	14,991
3% 8/15/19		22,000	22,140
3.75% 8/15/21		33,000	33,217
Tanger Properties LP 3.75% 12/1/24		42,000	41,441
The AES Corp. 4.875% 5/15/23		200,000	188,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,735
The Williams Companies, Inc. 4.55% 6/24/24		32,000	30,968
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,119
Time Warner Cable, Inc.:
4.5% 9/15/42		40,000	32,776
5.5% 9/1/41		37,000	34,401
5.875% 11/15/40		22,000	21,235
6.55% 5/1/37		32,000	33,221
7.3% 7/1/38		59,000	66,293
Verizon Communications, Inc.:
5.012% 8/21/54		195,000	178,251
6.55% 9/15/43		195,000	227,993
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	41,662
WellPoint, Inc. 4.625% 5/15/42		73,000	66,496
Western Gas Partners LP 5.375% 6/1/21		8,000	8,627
WP Carey, Inc. 4% 2/1/25		72,000	68,843
TOTAL UNITED STATES OF AMERICA			6,696,685
TOTAL NONCONVERTIBLE BONDS (Cost $23,347,036)			22,645,551
U.S. Government Agency - Mortgage Securities - 7.5%

Fannie Mae - 4.1%
2.5% 10/1/29		95,829	97,061
3% 7/1/43 to 8/1/43		637,184	635,267
3.5% 11/1/26 to 4/1/43		285,466	296,942
4% 8/1/42		609,882	648,595
5% 9/1/23 to 1/1/40		167,215	186,597
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
5% 7/1/45 (e)		$ 100,000	$ 110,462
5.5% 6/1/25 to 5/1/37		414,138	464,881
TOTAL FANNIE MAE			2,439,805
Freddie Mac - 1.4%
3.5% 4/1/43		380,211	392,300
4% 2/1/41		89,331	94,928
4.5% 3/1/41 to 4/1/44		352,485	381,252
TOTAL FREDDIE MAC			868,480
Ginnie Mae - 2.0%
3% 6/20/45		200,000	201,820
3.5% 5/20/43 to 4/20/45		360,800	374,583
4% 12/15/40 to 10/20/44		280,285	298,367
4% 7/1/45 (e)		100,000	105,852
4.5% 5/20/41		177,318	193,152
TOTAL GINNIE MAE			1,173,774
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,467,337)			4,482,059
Asset-Backed Securities - 1.1%

Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19		25,000	25,203
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19		64,000	64,536
Series 2014-1 Class D, 2.91% 4/15/20		63,000	63,729
Series 2014-4:
Class C, 2.6% 11/16/20		35,000	35,489
Class D, 3.1% 11/16/20		60,000	60,441
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (c)		93,189	93,570
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		25,562	25,460
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Truman Capital Mortgage Loan Trust: - continued
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		$ 41,102	$ 40,938
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		221,817	221,954
TOTAL ASSET-BACKED SECURITIES (Cost $629,426)			631,320
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	323,589
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		716,889	752,118
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	525,066
Series 2007-C32 Class A3, 5.716% 6/15/49 (g)		225,000	238,568
Series 2007-C33 Class A4, 5.9513% 2/15/51 (g)		886,265	931,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,971,548)			2,770,860
U.S. Government and Government Agency Obligations - 0.3%

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds 3% 5/15/45 (f) (Cost $185,880)		187,000	182,383
Foreign Government and Government Agency Obligations - 32.5%

Australia - 1.5%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	517,561
2.75% 6/21/35 (Reg. S)	AUD	60,000	40,682
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,923
4.25% 4/21/26	AUD	40,000	34,128
5.5% 4/21/23	AUD	52,000	47,713
5.75% 5/15/21	AUD	108,000	98,093
5.75% 7/15/22	AUD	175,000	161,446
TOTAL AUSTRALIA			903,546
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	$ 18,462
Brazil - 0.2%
Brazilian Federative Republic 5.625% 1/7/41		100,000	95,500
Canada - 1.0%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	147,797
4% 6/1/41	CAD	118,000	125,277
5% 6/1/37	CAD	154,000	181,062
5.75% 6/1/29	CAD	31,000	36,113
Ontario Province 4.65% 6/2/41	CAD	110,000	110,465
TOTAL CANADA			600,714
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	16,580
Czech Republic - 0.1%
Czech Republic:
2.5% 8/25/28	CZK	400,000	18,019
4.2% 12/4/36	CZK	270,000	15,054
5.7% 5/25/24	CZK	900,000	51,513
TOTAL CZECH REPUBLIC			84,586
Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	224,187
4.5% 11/15/39	DKK	66,000	15,442
TOTAL DENMARK			239,629
France - 1.7%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	171,437
2.5% 5/25/30	EUR	706,000	870,002
TOTAL FRANCE			1,041,439
Germany - 0.1%
German Federal Republic 0.5% 2/15/25	EUR	65,000	70,643
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Indonesia - 2.0%
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	200,000	$ 224,642
6.875% 1/17/18 (Reg. S)		850,000	951,346
TOTAL INDONESIA			1,175,988
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	48,690
2.4% 5/15/30 (Reg. S)	EUR	78,000	89,992
4.5% 4/18/20	EUR	34,000	44,752
5.4% 3/13/25	EUR	438,000	650,333
TOTAL IRELAND			833,767
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	58,469
4.25% 3/31/23	ILS	62,000	18,881
5% 1/31/20	ILS	89,000	27,575
5.5% 1/31/22	ILS	296,000	96,456
5.5% 1/31/42	ILS	28,000	9,728
6% 2/28/19	ILS	434,000	136,333
TOTAL ISRAEL			347,442
Italy - 3.9%
Buoni del Tesoro Poliennali:
1.5% 12/15/16	EUR	26,000	29,465
2.15% 12/15/21	EUR	323,000	370,472
3.5% 6/1/18	EUR	592,000	714,225
3.5% 12/1/18	EUR	319,000	388,349
4.5% 5/1/23	EUR	93,000	122,469
Italian Republic:
4.5% 3/1/26	EUR	96,000	127,239
5% 8/1/34	EUR	204,000	290,209
5% 9/1/40	EUR	23,000	32,915
6% 5/1/31	EUR	20,000	30,946
6.5% 11/1/27	EUR	154,000	239,035
TOTAL ITALY			2,345,324
Japan - 6.0%
Japan Government:
0.6% 3/20/24	JPY	153,950,000	1,283,288
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.2% 12/20/34	JPY	10,600,000	$ 86,967
1.2% 3/20/35	JPY	1,250,000	10,222
1.4% 9/20/34	JPY	73,100,000	622,450
1.5% 6/20/34	JPY	36,300,000	315,069
1.5% 3/20/45	JPY	3,750,000	30,990
1.7% 12/20/43	JPY	6,000,000	52,124
1.7% 3/20/44	JPY	1,950,000	16,915
1.8% 3/20/43	JPY	30,400,000	270,497
1.8% 9/20/43	JPY	5,850,000	51,918
1.9% 12/20/28	JPY	9,250,000	87,218
2% 6/20/22	JPY	27,050,000	248,216
2.1% 12/20/25	JPY	13,950,000	132,801
2.1% 3/20/26	JPY	6,400,000	61,018
2.2% 3/20/26	JPY	25,600,000	246,215
2.4% 3/20/48	JPY	6,550,000	65,985
TOTAL JAPAN			3,581,893
Korea (South) - 1.8%
Korean Republic:
2% 9/10/20	KRW	45,070,000	39,958
2.75% 3/10/18	KRW	574,680,000	525,218
3% 9/10/24	KRW	147,850,000	138,161
3% 12/10/42	KRW	96,590,000	90,525
3.125% 3/10/19	KRW	115,360,000	107,328
3.5% 3/10/24	KRW	182,640,000	176,961
5.25% 3/10/27	KRW	18,600,000	21,176
TOTAL KOREA (SOUTH)			1,099,327
Malaysia - 0.5%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	106,887
3.814% 2/15/17	MYR	195,000	52,207
3.889% 7/31/20	MYR	417,000	111,280
3.892% 3/15/27	MYR	46,000	11,876
4.935% 9/30/43	MYR	9,000	2,452
TOTAL MALAYSIA			284,702
Mexico - 1.5%
United Mexican States:
2.375% 4/9/21	EUR	258,000	296,257
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
3.625% 4/9/29	EUR	100,000	$ 118,313
4.75% 6/14/18	MXN	3,927,000	250,865
8.5% 5/31/29	MXN	2,578,000	195,415
10% 11/20/36	MXN	90,000	7,832
TOTAL MEXICO			868,682
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	18,335
5.5% 4/15/23	NZD	46,000	35,867
6% 12/15/17	NZD	107,000	77,868
TOTAL NEW ZEALAND			132,070
Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	60,682
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	14,656
3% 3/14/24	NOK	159,000	22,283
TOTAL NORWAY			97,621
Poland - 0.9%
Polish Government:
1.5% 4/25/20	PLN	50,000	12,566
3.25% 7/25/25	PLN	212,000	56,235
4% 10/25/23	PLN	275,000	77,439
5% 4/25/16	PLN	717,000	195,707
5.5% 10/25/19	PLN	362,000	107,926
5.75% 10/25/21	PLN	53,000	16,340
5.75% 9/23/22	PLN	239,000	74,211
5.75% 4/25/29	PLN	31,000	10,282
TOTAL POLAND			550,706
Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	44,181
7% 8/16/23	RUB	4,135,000	59,532
7.05% 1/19/28	RUB	681,000	9,255
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Russia - continued
Russian Federation: - continued
7.35% 1/20/16	RUB	2,289,000	$ 40,825
7.5% 2/27/19	RUB	5,115,000	83,373
TOTAL RUSSIA			237,166
Singapore - 0.3%
Republic of Singapore:
3.25% 9/1/20	SGD	163,000	128,163
3.375% 9/1/33	SGD	26,000	20,147
TOTAL SINGAPORE			148,310
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	28,538
South Africa - 1.0%
South African Republic:
7.25% 1/15/20	ZAR	675,000	54,367
7.75% 2/28/23	ZAR	2,900,000	233,030
8% 12/21/18	ZAR	467,000	38,929
8% 1/31/30	ZAR	381,000	29,549
8.5% 1/31/37	ZAR	1,800,000	141,972
8.75% 1/31/44	ZAR	307,000	24,330
10.5% 12/21/26	ZAR	856,000	81,899
TOTAL SOUTH AFRICA			604,076
Spain - 2.2%
Spanish Kingdom:
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	120,328
3.75% 10/31/18	EUR	474,000	580,596
4.4% 10/31/23 (c)	EUR	334,000	437,530
5.15% 10/31/44	EUR	83,000	123,571
5.75% 7/30/32	EUR	13,000	19,921
TOTAL SPAIN			1,281,946
Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	110,000	14,513
2.5% 5/12/25	SEK	705,000	97,056
3.5% 3/30/39	SEK	35,000	5,569
5% 12/1/20	SEK	680,000	102,337
TOTAL SWEDEN			219,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	$ 308,693
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	80,437
3.625% 6/16/23	THB	4,279,000	133,144
4.675% 6/29/44	THB	530,000	17,721
4.875% 6/22/29	THB	290,000	9,951
TOTAL THAILAND			241,253
Turkey - 0.8%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	14,893
7.4% 2/5/20	TRY	57,000	19,694
8.3% 6/20/18	TRY	144,000	52,117
8.5% 7/10/19	TRY	141,000	51,137
8.5% 9/14/22	TRY	159,000	56,953
8.8% 11/14/18	TRY	295,000	107,979
8.8% 9/27/23	TRY	266,000	96,967
9% 1/27/16	TRY	156,000	57,916
TOTAL TURKEY			457,656
United Kingdom - 2.4%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	17,331
3.5% 1/22/45	GBP	24,000	43,625
4.5% 9/7/34	GBP	690,000	1,395,755
TOTAL UNITED KINGDOM			1,456,711
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,947,370)			19,372,445
Municipal Securities - 0.5%

United States of America - 0.5%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	181,847
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		25,000	25,683
4.95% 6/1/23		55,000	55,606
Municipal Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18		$ 10,000	$ 10,699
5.877% 3/1/19		50,000	53,915
TOTAL MUNICIPAL SECURITIES (Cost $356,858)			327,750
Preferred Securities - 13.1%

Belgium - 1.0%
KBC Groep NV 5.625% (Reg. S) (d)(g)	EUR	550,000	601,272
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(g)		200,000	195,488
6.625% (Reg. S) (d)(g)		500,000	488,720
EDF SA 5.625% (Reg. S) (d)(g)		200,000	208,400
TOTAL FRANCE			892,608
Germany - 1.6%
RWE AG 4.625% (d)(g)	EUR	845,000	975,484
Ireland - 0.7%
Bank of Ireland 7.375% (Reg. S) (d)(g)	EUR	400,000	444,882
Netherlands - 0.6%
Volkswagen International Finance NV 2.5% (Reg. S) (d)(g)	EUR	350,000	375,879
Switzerland - 2.1%
UBS Group AG:
7% (Reg. S) (d)(g)		200,000	208,063
7.125% (Reg. S) (d)(g)		950,000	1,013,524
TOTAL SWITZERLAND			1,221,587
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,523,605
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	851,532
Preferred Securities - continued
		Principal Amount (b)	Value
United States of America - continued
JPMorgan Chase & Co.: - continued
6.75% (d)(g)		$ 7,000	$ 7,675
Wells Fargo & Co. 5.875% (d)(g)		900,000	923,731
TOTAL UNITED STATES OF AMERICA			1,782,938
TOTAL PREFERRED SECURITIES (Cost $8,114,181)			7,818,255
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $154,310)	1,458	158,487
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (a) (Cost $1,421,714)	1,421,714	1,421,714
Purchased Swaptions - 0.1% (i)
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00%	7/15/15	EUR	1,350,000	$ 28,621
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.25%	7/15/15	EUR	1,350,000	18,932
Option on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.50%	7/15/15	EUR	3,300,000	25,176
TOTAL PURCHASED SWAPTIONS (Cost $60,301)				72,729
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $62,655,961)		59,883,553
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(184,826)
NET ASSETS - 100%		$ 59,698,727
TBA Sale Commitments
	Principal Amount (b)
Ginnie Mae
4% 7/1/45 (Proceeds $105,469)	$ (100,000)	(105,852)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	$ 497,134	$ (8,093)
10 Eurex Euro-Oat Contracts (Germany)	Sept. 2015	1,632,921	(2,232)
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	672,538	3,956
TOTAL BOND INDEX CONTRACTS		2,802,593	(6,369)
Treasury Contracts
10 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	2,189,375	2,480
15 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	1,788,867	2,556
9 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	1,357,594	(3,471)
TOTAL TREASURY CONTRACTS		5,335,836	1,565
TOTAL PURCHASED		8,138,429	(4,804)
Sold
Bond Index Contracts
16 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	2,711,315	(17,071)
2 ICE Long Gilt Contracts (United Kingdom)	Sept. 2015	363,682	3,503
7 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	1,213,272	2,612
TOTAL BOND INDEX CONTRACTS		4,288,269	(10,956)
		$ 12,426,698	$ (15,760)

The face value of futures purchased as a percentage of net assets is 13.6%

The face value of futures sold as a percentage of net assets is 7.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,953,798.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/15	EUR	Credit Suisse Intl.	Buy	694,000	$ 774,296	$ (590)
7/1/15	GBP	Credit Suisse Intl.	Sell	29,000	45,638	72
7/1/15	JPY	Credit Suisse Intl.	Sell	17,698,304	144,220	(391)
7/2/15	EUR	Citibank, N.A.	Buy	73,000	81,410	(26)
7/2/15	PLN	Citibank, N.A.	Buy	39,883	10,621	(14)
7/2/15	TRY	Citibank, N.A.	Buy	28,705	10,719	(8)
7/6/15	AUD	Citibank, N.A.	Buy	46,631	35,865	104
7/6/15	JPY	Citibank, N.A.	Buy	3,212,525	26,276	(25)
8/20/15	AUD	Citibank, N.A.	Sell	63,000	48,333	(139)
8/20/15	AUD	Credit Suisse Intl.	Buy	15,000	11,439	102
8/20/15	AUD	Goldman Sachs Bank USA	Sell	39,000	30,231	224
8/20/15	AUD	Morgan Stanley Cap. Group	Buy	550,000	438,248	(15,078)
8/20/15	BRL	Citibank, N.A.	Buy	102,000	31,843	371
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	94,000	30,037	349
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	293,000	89,616	(2,920)
8/20/15	CAD	Credit Suisse Intl.	Buy	29,000	23,173	29
8/20/15	CAD	Credit Suisse Intl.	Buy	1,312,000	1,087,729	(38,005)
8/20/15	CHF	Goldman Sachs Bank USA	Sell	28,000	30,404	397
8/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	200,000	213,049	(1,283)
8/20/15	CZK	Credit Suisse Intl.	Buy	4,248,000	176,057	(2,282)
8/20/15	EUR	Citibank, N.A.	Buy	62,000	67,686	1,483
8/20/15	EUR	Credit Suisse Intl.	Buy	53,000	59,582	(454)
8/20/15	EUR	Credit Suisse Intl.	Sell	11,000	12,404	133
8/20/15	EUR	Credit Suisse Intl.	Sell	20,000	22,737	425
8/20/15	EUR	Credit Suisse Intl.	Sell	24,000	27,116	341
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	EUR	Credit Suisse Intl.	Sell	37,000	$ 40,430	$ (848)
8/20/15	EUR	Credit Suisse Intl.	Sell	37,000	41,389	111
8/20/15	EUR	Credit Suisse Intl.	Sell	694,000	774,809	568
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	399,000	438,073	7,059
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	95,000	106,139	155
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	254,000	285,704	2,336
8/20/15	EUR	Morgan Stanley Cap. Group	Sell	567,000	643,453	10,896
8/20/15	GBP	Credit Suisse Intl.	Buy	44,000	69,223	(113)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	14,000	21,345	(644)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	59,000	90,005	(2,666)
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	1,076,000	1,690,393	329
8/20/15	HKD	Credit Suisse Intl.	Buy	153,000	19,739	(3)
8/20/15	ILS	Citibank, N.A.	Sell	114,000	30,223	11
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Buy	86,000	22,217	574
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	207,000	53,435	(1,424)
8/20/15	JPY	Citibank, N.A.	Sell	17,150,000	140,336	123
8/20/15	JPY	Credit Suisse Intl.	Buy	17,700,000	144,322	388
8/20/15	JPY	Credit Suisse Intl.	Buy	18,100,000	145,970	2,010
8/20/15	JPY	Morgan Stanley Cap. Group	Buy	321,000,000	2,682,683	(58,275)
8/20/15	KRW	Credit Suisse Intl.	Sell	55,800,000	49,821	39
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	KRW	Goldman Sachs Bank USA	Sell	133,038,000	$ 121,109	$ 2,417
8/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	98,700,000	88,457	400
8/20/15	NOK	Citibank, N.A.	Buy	115,000	14,784	(133)
8/20/15	NOK	Citibank, N.A.	Buy	975,000	123,787	422
8/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	130,000	89,416	1,707
8/20/15	PLN	Goldman Sachs Bank USA	Buy	446,000	119,384	(925)
8/20/15	SEK	Citibank, N.A.	Sell	325,000	39,164	(81)
8/20/15	SEK	Citibank, N.A.	Sell	547,000	64,454	(1,598)
8/20/15	SEK	Credit Suisse Intl.	Buy	2,186,000	263,376	594
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,162,000	140,933	(617)
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,619,000	190,581	4,920
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Sell	243,000	29,937	594
						$ (88,859)

For the period, the average contract value for foreign currency contracts was $15,838,394. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,689,777 or 7.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,707.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) For the period, the average monthly notional amount for purchased swaptions was $3,257,660.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 711
Fidelity Mortgage Backed Securities Central Fund	1,882
Total	$ 2,593
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 1,882	$ -	$ 158,487	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 22,645,551	$ -	$ 22,645,551	$ -
U.S. Government Agency - Mortgage Securities	4,482,059	-	4,482,059	-
Asset-Backed Securities	631,320	-	631,320	-
Commercial Mortgage Securities	2,770,860	-	2,770,860	-
U.S. Government and Government Agency Obligations	182,383	-	182,383	-
Foreign Government and Government Agency Obligations	19,372,445	-	19,372,445	-
Municipal Securities	327,750	-	327,750	-
Preferred Securities	7,818,255	-	7,818,255	-
Fixed-Income Funds	158,487	158,487	-	-
Money Market Funds	1,421,714	1,421,714	-	-
Purchased Swaptions	72,729	-	72,729	-
Total Investments in Securities:	$ 59,883,553	$ 1,580,201	$ 58,303,352	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 39,683	$ -	$ 39,683	$ -
Futures Contracts	15,107	15,107	-	-
Total Assets	$ 54,790	$ 15,107	$ 39,683	$ -
Liabilities
Foreign Currency Contracts	$ (128,542)	$ -	$ (128,542)	$ -
Futures Contracts	(30,867)	(30,867)	-	-
Total Liabilities:	$ (159,409)	$ (30,867)	$ (128,542)	$ -
Total Other Derivative Instruments:	$ (104,619)	$ (15,760)	$ (88,859)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,852)	$ -	$ (105,852)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 72,729	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	39,683	(128,542)
Interest Rate Risk
Futures Contracts (b)	15,107	(30,867)
Total Value of Derivatives	$ 127,519	$ (159,409)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,079,937)	$ 58,303,352
Fidelity Central Funds (cost $1,576,024)	1,580,201
Total Investments (cost $62,655,961)		$ 59,883,553
Cash		12,512
Foreign currency held at value (cost $781,876)		770,566
Receivable for investments sold		116,393
Receivable for TBA sale commitments		105,469
Unrealized appreciation on foreign currency contracts		39,683
Receivable for fund shares sold		10,104
Interest receivable		549,996
Distributions receivable from Fidelity Central Funds		418
Receivable from investment adviser for expense reductions		13,670
Total assets		61,502,364

Liabilities
Payable for investments purchased
Regular delivery	$ 1,219,772
Delayed delivery	216,859
TBA sale commitments, at value	105,852
Unrealized depreciation on foreign currency contracts	128,542
Payable for fund shares redeemed	2,697
Accrued management fee	27,926
Distribution and service plan fees payable	4,950
Payable for daily variation margin for derivative instruments	11,726
Other affiliated payables	8,546
Other payables and accrued expenses	76,767
Total liabilities		1,803,637

Net Assets		$ 59,698,727
Net Assets consist of:
Paid in capital		$ 65,448,025
Undistributed net investment income		195,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,058,483)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,885,950)
Net Assets		$ 59,698,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,893,803 ÷ 544,491 shares)	$ 8.99

Maximum offering price per share (100/96.00 of $8.99)	$ 9.36
Class T:
Net Asset Value and redemption price per share ($2,967,275 ÷ 330,139 shares)	$ 8.99

Maximum offering price per share (100/96.00 of $8.99)	$ 9.36
Class C:
Net Asset Value and offering price per share ($3,961,234 ÷ 441,393 shares)A	$ 8.97

Global Bond:
Net Asset Value, offering price and redemption price per share ($45,176,563 ÷ 5,024,575 shares)	$ 8.99

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,699,852 ÷ 300,330 shares)	$ 8.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015
Investment Income
Dividends		$ 117,307
Interest		842,867
Income from Fidelity Central Funds		2,593
Income before foreign taxes withheld		962,767
Less foreign taxes withheld		(4,491)
Total income		958,276

Expenses
Management fee	$ 170,519
Transfer agent fees	36,678
Distribution and service plan fees	30,289
Accounting fees and expenses	15,765
Custodian fees and expenses	7,431
Independent trustees' compensation	120
Registration fees	58,526
Audit	71,529
Legal	74
Miscellaneous	280
Total expenses before reductions	391,211
Expense reductions	(132,695)	258,516
Net investment income (loss)		699,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,070,443)
Foreign currency transactions	(230,344)
Futures contracts	(140,949)
Swaps	30,552
Total net realized gain (loss)		(1,411,184)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,305,684)
Assets and liabilities in foreign currencies	26,062
Futures contracts	14,182
Delayed delivery commitments	54
Total change in net unrealized appreciation (depreciation)		(1,265,386)
Net gain (loss)		(2,676,570)
Net increase (decrease) in net assets resulting from operations		$ (1,976,810)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 699,760	$ 1,343,518
Net realized gain (loss)	(1,411,184)	(546,393)
Change in net unrealized appreciation (depreciation)	(1,265,386)	(755,005)
Net increase (decrease) in net assets resulting from operations	(1,976,810)	42,120
Distributions to shareholders from net investment income	(605,815)	(41,970)
Return of capital	-	(1,251,953)
Total distributions	(605,815)	(1,293,923)
Share transactions - net increase (decrease)	1,198,309	3,902,716
Total increase (decrease) in net assets	(1,384,316)	2,650,913

Net Assets
Beginning of period	61,083,043	58,432,130
End of period (including undistributed net investment income of $195,135 and undistributed net investment income of $101,190, respectively)	$ 59,698,727	$ 61,083,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.199	.172	.088
Net realized and unrealized gain (loss)	(.404)	(.187)	(.553)	.207
Total from investment operations	(.305)	.012	(.381)	.295
Distributions from net investment income	(.085)	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.186)	(.197)	-
Total distributions	(.085)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(3.27)%	.08%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%A	1.44%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	2.15%A	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,894	$ 4,770	$ 3,965	$ 3,041
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.199	.172	.088
Net realized and unrealized gain (loss)	(.404)	(.187)	(.553)	.207
Total from investment operations	(.305)	.012	(.381)	.295
Distributions from net investment income	(.085)	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.186)	(.197)	-
Total distributions	(.085)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(3.27)%	.08%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%A	1.46%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	2.15%A	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,967	$ 3,012	$ 2,943	$ 2,747
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.064	.126	.099	.042
Net realized and unrealized gain (loss)	(.408)	(.185)	(.558)	.208
Total from investment operations	(.344)	(.059)	(.459)	.250
Distributions from net investment income	(.056)	(.004)	-	(.033)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.117)	(.129)	-
Total distributions	(.056)	(.121)	(.131)	(.110)
Net asset value, end of period	$ 8.97	$ 9.37	$ 9.55	$ 10.14
Total ReturnB, C, D	(3.68)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32%A	2.22%	2.08%	2.36%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%	1.75%A
Net investment income (loss)	1.40%A	1.30%	1.01%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,961	$ 4,340	$ 3,579	$ 2,994
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.111	.223	.199	.103
Net realized and unrealized gain (loss)	(.405)	(.188)	(.556)	.208
Total from investment operations	(.294)	.035	(.357)	.311
Distributions from net investment income	(.096)	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.208)	(.221)	-
Total distributions	(.096)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(3.15)%	.32%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16%A	1.09%	.99%	1.28%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.40%A	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,177	$ 46,242	$ 45,300	$ 155,463
Portfolio turnover rateF	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.111	.223	.196	.104
Net realized and unrealized gain (loss)	(.405)	(.188)	(.553)	.207
Total from investment operations	(.294)	.035	(.357)	.311
Distributions from net investment income	(.096)	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.208)	(.221)	-
Total distributions	(.096)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(3.15)%	.32%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.15%	1.02%	1.36%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.40%A	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,700	$ 2,718	$ 2,646	$ 2,580
Portfolio turnover rateF	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases

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and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

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Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 397,121
Gross unrealized depreciation	(3,266,781)
Net unrealized appreciation (depreciation) on securities	$ (2,869,660)

Tax cost	$ 62,753,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (967,684)
Long-term	(590,226)
Total no expiration	$ (1,557,910)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on

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To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates

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Risk Exposures and the Use of Derivative Instruments - continued

and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the

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Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (28,288)	$ 12,428
Swaps	30,552	-
Total Credit Risk	2,264	12,428
Foreign Exchange Risk
Foreign Currency Contracts	(192,502)	(6,290)
Interest Rate Risk
Futures Contracts	(140,949)	14,182
TotalsA	$ (331,187)	$ 20,320

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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4. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities

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deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

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Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

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Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $30,841,633 and $23,582,707, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,148	$ 3,416
Class T	-%	.25%	3,769	3,070
Class C	.75%	.25%	20,372	14,975
			$ 30,289	$ 21,461

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 406
Class T	143
Class C*	84
$ 633

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 5,065.21
Class T	3,408.23
Class C	5,110.25
Global Bond	21,060.09
Institutional Class	2,035.15
	$ 36,678

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $49 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 12,866
Class T	1.00%	8,166
Class C	1.75%	11,515
Global Bond	.75%	93,847
Institutional Class	.75%	6,270
		$ 132,664

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 45,566	$ 2,913
Class T	27,807	1,968
Class C	24,583	1,661
Global Bond	479,780	33,439
Institutional Class	28,079	1,989
Total	$ 605,815	$ 41,970
From return of capital
Class A	$ -	$ 86,900
Class T	-	58,706
Class C	-	49,551
Global Bond	-	997,458
Institutional Class	-	59,338
Total	$ -	$ 1,251,953

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	53,883	140,504	$ 499,041	$ 1,371,103
Reinvestment of distributions	4,899	9,029	44,881	87,346
Shares redeemed	(22,806)	(55,746)	(210,115)	(539,008)
Net increase (decrease)	35,976	93,787	$ 333,807	$ 919,441
Class T
Shares sold	11,722	20,348	$ 108,680	$ 198,143
Reinvestment of distributions	3,035	6,268	27,807	60,674
Shares redeemed	(5,694)	(13,379)	(52,703)	(129,209)
Net increase (decrease)	9,063	13,237	$ 83,784	$ 129,608
Class C
Shares sold	21,746	146,969	$ 199,689	$ 1,439,477
Reinvestment of distributions	2,686	5,266	24,558	50,897
Shares redeemed	(46,192)	(63,690)	(429,473)	(614,170)
Net increase (decrease)	(21,760)	88,545	$ (205,226)	$ 876,204
Global Bond
Shares sold	515,211	1,226,810	$ 4,772,096	$ 11,926,818
Reinvestment of distributions	51,332	104,991	470,362	1,016,414
Shares redeemed	(470,257)	(1,141,440)	(4,352,317)	(11,093,326)
Net increase (decrease)	96,286	190,361	$ 890,141	$ 1,849,906
Institutional Class
Shares sold	11,067	10,510	$ 100,457	$ 103,515
Reinvestment of distributions	3,055	6,311	27,982	61,091
Shares redeemed	(3,551)	(3,838)	(32,636)	(37,049)
Net increase (decrease)	10,571	12,983	$ 95,803	$ 127,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLBI-USAN-0815
1.939035.103

Fidelity®

Global Bond

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 967.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 967.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 963.20	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 968.50	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 968.50	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of June 30, 2015	As of December 31, 2014
US Dollar	43.0%	43.3%
European Monetary Unit	26.2%	26.2%
Japanese Yen	10.7%	10.4%
British Pound	4.9%	4.9%
Canadian Dollar	2.8%	2.9%
Other	12.4%	12.3%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
United States of America 30.6%	United States of America 38.3%
United Kingdom 9.4%	United Kingdom 10.6%
Japan 6.0%	Japan 6.5%
France 5.8%	France 4.7%
Germany 5.7%	Germany 5.9%
Ireland 5.4%	Ireland 1.8%
Italy 4.3%	Italy 3.8%
Australia 2.6%	Australia 2.2%
Switzerland 2.6%	Switzerland 0.7%
Other 27.6%	Other 25.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations 7.9%	U.S. Government and U.S. Government Agency Obligations 16.6%
AAA 5.8%	AAA 10.6%
AA 6.7%	AA 8.3%
A 14.5%	A 14.0%
BBB 34.4%	BBB 32.2%
BB and Below 21.0%	BB and Below 8.8%
Not Rated 7.3%	Not Rated 6.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 3.4%
We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	10.1	8.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.8	6.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 37.9%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 7.9%		U.S. Government and U.S. Government Agency Obligations 16.6%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 1.2%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 4.6%
	Municipal Bonds 0.5%		Municipal Bonds 0.4%
	Foreign Government and Government Agency Obligations 32.5%		Foreign Government and Government Agency Obligations 39.3%
	Other Investments 13.1%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Futures and Swaps	6.4%	** Futures and Swaps	5.1%
* Foreign Currency Contracts	3.4%	** Foreign Currency Contracts	0.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.9%
		Principal Amount (b)	Value
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (g)	EUR	600,000	$ 633,634
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	354,772
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	204,140
British Virgin Islands - 0.3%
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		200,000	204,390
Cayman Islands - 0.6%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	335,477
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	261,368
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (g)	EUR	350,000	374,999
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	642,233
TOTAL DENMARK			1,017,232
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	269,835
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		400,000	421,646
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	894,499
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	226,315
TOTAL FRANCE			1,542,460
Germany - 4.0%
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	422,817
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	600,564
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (g)	EUR	400,000	546,711
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		800,000	794,000
TOTAL GERMANY			2,364,092
Ireland - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		150,000	150,750
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	289,522
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Ireland - continued
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (g)	EUR	1,100,000	$ 1,226,443
10% 7/30/16	EUR	250,000	296,132
TOTAL IRELAND			1,962,847
Italy - 0.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	265,976
Luxembourg - 2.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	568,764
Altice SA 7.625% 2/15/25 (c)		1,000,000	940,000
TOTAL LUXEMBOURG			1,508,764
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	122,360
6.5% 6/2/41		333,000	346,320
TOTAL MEXICO			468,680
Netherlands - 1.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	165,392
Deutsche Annington Finance BV 5% 10/2/23 (c)		200,000	213,047
Petrobras Global Finance BV 5.625% 5/20/43		43,000	33,235
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	250,000	281,095
TOTAL NETHERLANDS			692,769
Portugal - 1.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	600,000	665,606
Turkey - 1.0%
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		600,000	609,780
United Kingdom - 4.3%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	59,955
4.875% 5/14/25 (c)		105,000	102,148
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	477,175
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	150,000	256,445
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	167,570
Tesco PLC:
5% 3/24/23	GBP	300,000	474,791
6.125% 2/24/22	GBP	150,000	255,071
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	$ 159,891
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	400,000	633,998
TOTAL UNITED KINGDOM			2,587,044
United States of America - 11.2%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,680
3.75% 2/1/22		63,000	62,905
4.25% 9/15/24		52,000	51,610
Alcoa, Inc.:
5.125% 10/1/24		43,000	43,538
5.4% 4/15/21		103,000	107,956
American Transmission Systems, Inc. 5% 9/1/44 (c)		12,000	12,152
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	87,769
Autodesk, Inc. 3.125% 6/15/20		113,000	113,094
Bank of America Corp.:
3.95% 4/21/25		234,000	225,677
4.25% 10/22/26		61,000	59,419
5.7% 1/24/22		75,000	85,063
5.875% 1/5/21		25,000	28,577
BioMed Realty LP 2.625% 5/1/19		12,000	11,941
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	181,331
4.1% 10/1/24		62,000	61,058
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	187,150
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	676,800
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	54,164
4.5% 6/1/25 (c)		17,000	16,745
5.8% 6/1/45 (c)		21,000	20,627
Corporate Office Properties LP 5% 7/1/25		29,000	29,021
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	151,022
DDR Corp. 3.625% 2/1/25		29,000	27,806
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,871
Discover Financial Services 3.85% 11/21/22		213,000	211,233
Dominion Resources, Inc. 2.5818% 9/30/66 (g)		26,000	23,352
Duke Realty LP 6.5% 1/15/18		87,000	97,157
El Paso Corp. 6.5% 9/15/20		150,000	171,526
Entergy Corp. 4% 7/15/22		60,000	60,393
ERP Operating LP 4.625% 12/15/21		213,000	232,160
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,091
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Fifth Third Bancorp 8.25% 3/1/38		$ 67,000	$ 96,235
FirstEnergy Corp. 7.375% 11/15/31		340,000	413,273
General Motors Co. 3.5% 10/2/18		30,000	30,975
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,215
3% 9/25/17		35,000	35,723
3.25% 5/15/18		20,000	20,469
3.5% 7/10/19		51,000	52,080
4.25% 5/15/23		15,000	15,159
4.375% 9/25/21		106,000	109,841
4.75% 8/15/17		25,000	26,389
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		133,000	149,459
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)		97,000	96,515
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,912
4.35% 8/15/21		28,000	29,907
4.625% 5/10/21		28,000	30,256
4.95% 3/25/20		23,000	25,331
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	124,073
Lazard Group LLC:
4.25% 11/14/20		44,000	46,221
6.85% 6/15/17		2,000	2,185
Liberty Property LP:
3.375% 6/15/23		233,000	224,783
4.75% 10/1/20		67,000	72,133
Morgan Stanley:
4.875% 11/1/22		50,000	53,123
5% 11/24/25		110,000	114,978
MPLX LP 4% 2/15/25		9,000	8,768
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (c)		20,000	19,649
Prudential Financial, Inc. 5.375% 5/15/45 (g)		63,000	61,976
Puget Energy, Inc.:
5.625% 7/15/22		160,000	179,635
6% 9/1/21		15,000	17,172
6.5% 12/15/20		23,000	26,900
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,831
Reynolds American, Inc.:
2.3% 6/12/18		27,000	27,203
3.25% 6/12/20		22,000	22,264
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Southwestern Energy Co.:
3.3% 1/23/18		$ 24,000	$ 24,599
4.05% 1/23/20		43,000	44,156
Synchrony Financial:
1.875% 8/15/17		15,000	14,991
3% 8/15/19		22,000	22,140
3.75% 8/15/21		33,000	33,217
Tanger Properties LP 3.75% 12/1/24		42,000	41,441
The AES Corp. 4.875% 5/15/23		200,000	188,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,735
The Williams Companies, Inc. 4.55% 6/24/24		32,000	30,968
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,119
Time Warner Cable, Inc.:
4.5% 9/15/42		40,000	32,776
5.5% 9/1/41		37,000	34,401
5.875% 11/15/40		22,000	21,235
6.55% 5/1/37		32,000	33,221
7.3% 7/1/38		59,000	66,293
Verizon Communications, Inc.:
5.012% 8/21/54		195,000	178,251
6.55% 9/15/43		195,000	227,993
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	41,662
WellPoint, Inc. 4.625% 5/15/42		73,000	66,496
Western Gas Partners LP 5.375% 6/1/21		8,000	8,627
WP Carey, Inc. 4% 2/1/25		72,000	68,843
TOTAL UNITED STATES OF AMERICA			6,696,685
TOTAL NONCONVERTIBLE BONDS (Cost $23,347,036)			22,645,551
U.S. Government Agency - Mortgage Securities - 7.5%

Fannie Mae - 4.1%
2.5% 10/1/29		95,829	97,061
3% 7/1/43 to 8/1/43		637,184	635,267
3.5% 11/1/26 to 4/1/43		285,466	296,942
4% 8/1/42		609,882	648,595
5% 9/1/23 to 1/1/40		167,215	186,597
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
5% 7/1/45 (e)		$ 100,000	$ 110,462
5.5% 6/1/25 to 5/1/37		414,138	464,881
TOTAL FANNIE MAE			2,439,805
Freddie Mac - 1.4%
3.5% 4/1/43		380,211	392,300
4% 2/1/41		89,331	94,928
4.5% 3/1/41 to 4/1/44		352,485	381,252
TOTAL FREDDIE MAC			868,480
Ginnie Mae - 2.0%
3% 6/20/45		200,000	201,820
3.5% 5/20/43 to 4/20/45		360,800	374,583
4% 12/15/40 to 10/20/44		280,285	298,367
4% 7/1/45 (e)		100,000	105,852
4.5% 5/20/41		177,318	193,152
TOTAL GINNIE MAE			1,173,774
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,467,337)			4,482,059
Asset-Backed Securities - 1.1%

Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19		25,000	25,203
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19		64,000	64,536
Series 2014-1 Class D, 2.91% 4/15/20		63,000	63,729
Series 2014-4:
Class C, 2.6% 11/16/20		35,000	35,489
Class D, 3.1% 11/16/20		60,000	60,441
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (c)		93,189	93,570
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		25,562	25,460
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Truman Capital Mortgage Loan Trust: - continued
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		$ 41,102	$ 40,938
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		221,817	221,954
TOTAL ASSET-BACKED SECURITIES (Cost $629,426)			631,320
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	323,589
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		716,889	752,118
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	525,066
Series 2007-C32 Class A3, 5.716% 6/15/49 (g)		225,000	238,568
Series 2007-C33 Class A4, 5.9513% 2/15/51 (g)		886,265	931,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,971,548)			2,770,860
U.S. Government and Government Agency Obligations - 0.3%

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds 3% 5/15/45 (f) (Cost $185,880)		187,000	182,383
Foreign Government and Government Agency Obligations - 32.5%

Australia - 1.5%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	517,561
2.75% 6/21/35 (Reg. S)	AUD	60,000	40,682
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,923
4.25% 4/21/26	AUD	40,000	34,128
5.5% 4/21/23	AUD	52,000	47,713
5.75% 5/15/21	AUD	108,000	98,093
5.75% 7/15/22	AUD	175,000	161,446
TOTAL AUSTRALIA			903,546
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	$ 18,462
Brazil - 0.2%
Brazilian Federative Republic 5.625% 1/7/41		100,000	95,500
Canada - 1.0%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	147,797
4% 6/1/41	CAD	118,000	125,277
5% 6/1/37	CAD	154,000	181,062
5.75% 6/1/29	CAD	31,000	36,113
Ontario Province 4.65% 6/2/41	CAD	110,000	110,465
TOTAL CANADA			600,714
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	16,580
Czech Republic - 0.1%
Czech Republic:
2.5% 8/25/28	CZK	400,000	18,019
4.2% 12/4/36	CZK	270,000	15,054
5.7% 5/25/24	CZK	900,000	51,513
TOTAL CZECH REPUBLIC			84,586
Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	224,187
4.5% 11/15/39	DKK	66,000	15,442
TOTAL DENMARK			239,629
France - 1.7%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	171,437
2.5% 5/25/30	EUR	706,000	870,002
TOTAL FRANCE			1,041,439
Germany - 0.1%
German Federal Republic 0.5% 2/15/25	EUR	65,000	70,643
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Indonesia - 2.0%
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	200,000	$ 224,642
6.875% 1/17/18 (Reg. S)		850,000	951,346
TOTAL INDONESIA			1,175,988
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	48,690
2.4% 5/15/30 (Reg. S)	EUR	78,000	89,992
4.5% 4/18/20	EUR	34,000	44,752
5.4% 3/13/25	EUR	438,000	650,333
TOTAL IRELAND			833,767
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	58,469
4.25% 3/31/23	ILS	62,000	18,881
5% 1/31/20	ILS	89,000	27,575
5.5% 1/31/22	ILS	296,000	96,456
5.5% 1/31/42	ILS	28,000	9,728
6% 2/28/19	ILS	434,000	136,333
TOTAL ISRAEL			347,442
Italy - 3.9%
Buoni del Tesoro Poliennali:
1.5% 12/15/16	EUR	26,000	29,465
2.15% 12/15/21	EUR	323,000	370,472
3.5% 6/1/18	EUR	592,000	714,225
3.5% 12/1/18	EUR	319,000	388,349
4.5% 5/1/23	EUR	93,000	122,469
Italian Republic:
4.5% 3/1/26	EUR	96,000	127,239
5% 8/1/34	EUR	204,000	290,209
5% 9/1/40	EUR	23,000	32,915
6% 5/1/31	EUR	20,000	30,946
6.5% 11/1/27	EUR	154,000	239,035
TOTAL ITALY			2,345,324
Japan - 6.0%
Japan Government:
0.6% 3/20/24	JPY	153,950,000	1,283,288
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.2% 12/20/34	JPY	10,600,000	$ 86,967
1.2% 3/20/35	JPY	1,250,000	10,222
1.4% 9/20/34	JPY	73,100,000	622,450
1.5% 6/20/34	JPY	36,300,000	315,069
1.5% 3/20/45	JPY	3,750,000	30,990
1.7% 12/20/43	JPY	6,000,000	52,124
1.7% 3/20/44	JPY	1,950,000	16,915
1.8% 3/20/43	JPY	30,400,000	270,497
1.8% 9/20/43	JPY	5,850,000	51,918
1.9% 12/20/28	JPY	9,250,000	87,218
2% 6/20/22	JPY	27,050,000	248,216
2.1% 12/20/25	JPY	13,950,000	132,801
2.1% 3/20/26	JPY	6,400,000	61,018
2.2% 3/20/26	JPY	25,600,000	246,215
2.4% 3/20/48	JPY	6,550,000	65,985
TOTAL JAPAN			3,581,893
Korea (South) - 1.8%
Korean Republic:
2% 9/10/20	KRW	45,070,000	39,958
2.75% 3/10/18	KRW	574,680,000	525,218
3% 9/10/24	KRW	147,850,000	138,161
3% 12/10/42	KRW	96,590,000	90,525
3.125% 3/10/19	KRW	115,360,000	107,328
3.5% 3/10/24	KRW	182,640,000	176,961
5.25% 3/10/27	KRW	18,600,000	21,176
TOTAL KOREA (SOUTH)			1,099,327
Malaysia - 0.5%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	106,887
3.814% 2/15/17	MYR	195,000	52,207
3.889% 7/31/20	MYR	417,000	111,280
3.892% 3/15/27	MYR	46,000	11,876
4.935% 9/30/43	MYR	9,000	2,452
TOTAL MALAYSIA			284,702
Mexico - 1.5%
United Mexican States:
2.375% 4/9/21	EUR	258,000	296,257
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
3.625% 4/9/29	EUR	100,000	$ 118,313
4.75% 6/14/18	MXN	3,927,000	250,865
8.5% 5/31/29	MXN	2,578,000	195,415
10% 11/20/36	MXN	90,000	7,832
TOTAL MEXICO			868,682
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	18,335
5.5% 4/15/23	NZD	46,000	35,867
6% 12/15/17	NZD	107,000	77,868
TOTAL NEW ZEALAND			132,070
Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	60,682
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	14,656
3% 3/14/24	NOK	159,000	22,283
TOTAL NORWAY			97,621
Poland - 0.9%
Polish Government:
1.5% 4/25/20	PLN	50,000	12,566
3.25% 7/25/25	PLN	212,000	56,235
4% 10/25/23	PLN	275,000	77,439
5% 4/25/16	PLN	717,000	195,707
5.5% 10/25/19	PLN	362,000	107,926
5.75% 10/25/21	PLN	53,000	16,340
5.75% 9/23/22	PLN	239,000	74,211
5.75% 4/25/29	PLN	31,000	10,282
TOTAL POLAND			550,706
Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	44,181
7% 8/16/23	RUB	4,135,000	59,532
7.05% 1/19/28	RUB	681,000	9,255
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Russia - continued
Russian Federation: - continued
7.35% 1/20/16	RUB	2,289,000	$ 40,825
7.5% 2/27/19	RUB	5,115,000	83,373
TOTAL RUSSIA			237,166
Singapore - 0.3%
Republic of Singapore:
3.25% 9/1/20	SGD	163,000	128,163
3.375% 9/1/33	SGD	26,000	20,147
TOTAL SINGAPORE			148,310
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	28,538
South Africa - 1.0%
South African Republic:
7.25% 1/15/20	ZAR	675,000	54,367
7.75% 2/28/23	ZAR	2,900,000	233,030
8% 12/21/18	ZAR	467,000	38,929
8% 1/31/30	ZAR	381,000	29,549
8.5% 1/31/37	ZAR	1,800,000	141,972
8.75% 1/31/44	ZAR	307,000	24,330
10.5% 12/21/26	ZAR	856,000	81,899
TOTAL SOUTH AFRICA			604,076
Spain - 2.2%
Spanish Kingdom:
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	120,328
3.75% 10/31/18	EUR	474,000	580,596
4.4% 10/31/23 (c)	EUR	334,000	437,530
5.15% 10/31/44	EUR	83,000	123,571
5.75% 7/30/32	EUR	13,000	19,921
TOTAL SPAIN			1,281,946
Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	110,000	14,513
2.5% 5/12/25	SEK	705,000	97,056
3.5% 3/30/39	SEK	35,000	5,569
5% 12/1/20	SEK	680,000	102,337
TOTAL SWEDEN			219,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	$ 308,693
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	80,437
3.625% 6/16/23	THB	4,279,000	133,144
4.675% 6/29/44	THB	530,000	17,721
4.875% 6/22/29	THB	290,000	9,951
TOTAL THAILAND			241,253
Turkey - 0.8%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	14,893
7.4% 2/5/20	TRY	57,000	19,694
8.3% 6/20/18	TRY	144,000	52,117
8.5% 7/10/19	TRY	141,000	51,137
8.5% 9/14/22	TRY	159,000	56,953
8.8% 11/14/18	TRY	295,000	107,979
8.8% 9/27/23	TRY	266,000	96,967
9% 1/27/16	TRY	156,000	57,916
TOTAL TURKEY			457,656
United Kingdom - 2.4%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	17,331
3.5% 1/22/45	GBP	24,000	43,625
4.5% 9/7/34	GBP	690,000	1,395,755
TOTAL UNITED KINGDOM			1,456,711
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,947,370)			19,372,445
Municipal Securities - 0.5%

United States of America - 0.5%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	181,847
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		25,000	25,683
4.95% 6/1/23		55,000	55,606
Municipal Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18		$ 10,000	$ 10,699
5.877% 3/1/19		50,000	53,915
TOTAL MUNICIPAL SECURITIES (Cost $356,858)			327,750
Preferred Securities - 13.1%

Belgium - 1.0%
KBC Groep NV 5.625% (Reg. S) (d)(g)	EUR	550,000	601,272
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(g)		200,000	195,488
6.625% (Reg. S) (d)(g)		500,000	488,720
EDF SA 5.625% (Reg. S) (d)(g)		200,000	208,400
TOTAL FRANCE			892,608
Germany - 1.6%
RWE AG 4.625% (d)(g)	EUR	845,000	975,484
Ireland - 0.7%
Bank of Ireland 7.375% (Reg. S) (d)(g)	EUR	400,000	444,882
Netherlands - 0.6%
Volkswagen International Finance NV 2.5% (Reg. S) (d)(g)	EUR	350,000	375,879
Switzerland - 2.1%
UBS Group AG:
7% (Reg. S) (d)(g)		200,000	208,063
7.125% (Reg. S) (d)(g)		950,000	1,013,524
TOTAL SWITZERLAND			1,221,587
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,523,605
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	851,532
Preferred Securities - continued
		Principal Amount (b)	Value
United States of America - continued
JPMorgan Chase & Co.: - continued
6.75% (d)(g)		$ 7,000	$ 7,675
Wells Fargo & Co. 5.875% (d)(g)		900,000	923,731
TOTAL UNITED STATES OF AMERICA			1,782,938
TOTAL PREFERRED SECURITIES (Cost $8,114,181)			7,818,255
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $154,310)	1,458	158,487
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (a) (Cost $1,421,714)	1,421,714	1,421,714
Purchased Swaptions - 0.1% (i)
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00%	7/15/15	EUR	1,350,000	$ 28,621
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.25%	7/15/15	EUR	1,350,000	18,932
Option on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.50%	7/15/15	EUR	3,300,000	25,176
TOTAL PURCHASED SWAPTIONS (Cost $60,301)				72,729
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $62,655,961)		59,883,553
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(184,826)
NET ASSETS - 100%		$ 59,698,727
TBA Sale Commitments
	Principal Amount (b)
Ginnie Mae
4% 7/1/45 (Proceeds $105,469)	$ (100,000)	(105,852)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	$ 497,134	$ (8,093)
10 Eurex Euro-Oat Contracts (Germany)	Sept. 2015	1,632,921	(2,232)
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	672,538	3,956
TOTAL BOND INDEX CONTRACTS		2,802,593	(6,369)
Treasury Contracts
10 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	2,189,375	2,480
15 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	1,788,867	2,556
9 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	1,357,594	(3,471)
TOTAL TREASURY CONTRACTS		5,335,836	1,565
TOTAL PURCHASED		8,138,429	(4,804)
Sold
Bond Index Contracts
16 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	2,711,315	(17,071)
2 ICE Long Gilt Contracts (United Kingdom)	Sept. 2015	363,682	3,503
7 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	1,213,272	2,612
TOTAL BOND INDEX CONTRACTS		4,288,269	(10,956)
		$ 12,426,698	$ (15,760)

The face value of futures purchased as a percentage of net assets is 13.6%

The face value of futures sold as a percentage of net assets is 7.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,953,798.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/15	EUR	Credit Suisse Intl.	Buy	694,000	$ 774,296	$ (590)
7/1/15	GBP	Credit Suisse Intl.	Sell	29,000	45,638	72
7/1/15	JPY	Credit Suisse Intl.	Sell	17,698,304	144,220	(391)
7/2/15	EUR	Citibank, N.A.	Buy	73,000	81,410	(26)
7/2/15	PLN	Citibank, N.A.	Buy	39,883	10,621	(14)
7/2/15	TRY	Citibank, N.A.	Buy	28,705	10,719	(8)
7/6/15	AUD	Citibank, N.A.	Buy	46,631	35,865	104
7/6/15	JPY	Citibank, N.A.	Buy	3,212,525	26,276	(25)
8/20/15	AUD	Citibank, N.A.	Sell	63,000	48,333	(139)
8/20/15	AUD	Credit Suisse Intl.	Buy	15,000	11,439	102
8/20/15	AUD	Goldman Sachs Bank USA	Sell	39,000	30,231	224
8/20/15	AUD	Morgan Stanley Cap. Group	Buy	550,000	438,248	(15,078)
8/20/15	BRL	Citibank, N.A.	Buy	102,000	31,843	371
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	94,000	30,037	349
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	293,000	89,616	(2,920)
8/20/15	CAD	Credit Suisse Intl.	Buy	29,000	23,173	29
8/20/15	CAD	Credit Suisse Intl.	Buy	1,312,000	1,087,729	(38,005)
8/20/15	CHF	Goldman Sachs Bank USA	Sell	28,000	30,404	397
8/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	200,000	213,049	(1,283)
8/20/15	CZK	Credit Suisse Intl.	Buy	4,248,000	176,057	(2,282)
8/20/15	EUR	Citibank, N.A.	Buy	62,000	67,686	1,483
8/20/15	EUR	Credit Suisse Intl.	Buy	53,000	59,582	(454)
8/20/15	EUR	Credit Suisse Intl.	Sell	11,000	12,404	133
8/20/15	EUR	Credit Suisse Intl.	Sell	20,000	22,737	425
8/20/15	EUR	Credit Suisse Intl.	Sell	24,000	27,116	341
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	EUR	Credit Suisse Intl.	Sell	37,000	$ 40,430	$ (848)
8/20/15	EUR	Credit Suisse Intl.	Sell	37,000	41,389	111
8/20/15	EUR	Credit Suisse Intl.	Sell	694,000	774,809	568
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	399,000	438,073	7,059
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	95,000	106,139	155
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	254,000	285,704	2,336
8/20/15	EUR	Morgan Stanley Cap. Group	Sell	567,000	643,453	10,896
8/20/15	GBP	Credit Suisse Intl.	Buy	44,000	69,223	(113)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	14,000	21,345	(644)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	59,000	90,005	(2,666)
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	1,076,000	1,690,393	329
8/20/15	HKD	Credit Suisse Intl.	Buy	153,000	19,739	(3)
8/20/15	ILS	Citibank, N.A.	Sell	114,000	30,223	11
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Buy	86,000	22,217	574
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	207,000	53,435	(1,424)
8/20/15	JPY	Citibank, N.A.	Sell	17,150,000	140,336	123
8/20/15	JPY	Credit Suisse Intl.	Buy	17,700,000	144,322	388
8/20/15	JPY	Credit Suisse Intl.	Buy	18,100,000	145,970	2,010
8/20/15	JPY	Morgan Stanley Cap. Group	Buy	321,000,000	2,682,683	(58,275)
8/20/15	KRW	Credit Suisse Intl.	Sell	55,800,000	49,821	39
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	KRW	Goldman Sachs Bank USA	Sell	133,038,000	$ 121,109	$ 2,417
8/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	98,700,000	88,457	400
8/20/15	NOK	Citibank, N.A.	Buy	115,000	14,784	(133)
8/20/15	NOK	Citibank, N.A.	Buy	975,000	123,787	422
8/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	130,000	89,416	1,707
8/20/15	PLN	Goldman Sachs Bank USA	Buy	446,000	119,384	(925)
8/20/15	SEK	Citibank, N.A.	Sell	325,000	39,164	(81)
8/20/15	SEK	Citibank, N.A.	Sell	547,000	64,454	(1,598)
8/20/15	SEK	Credit Suisse Intl.	Buy	2,186,000	263,376	594
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,162,000	140,933	(617)
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,619,000	190,581	4,920
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Sell	243,000	29,937	594
						$ (88,859)

For the period, the average contract value for foreign currency contracts was $15,838,394. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,689,777 or 7.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,707.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) For the period, the average monthly notional amount for purchased swaptions was $3,257,660.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 711
Fidelity Mortgage Backed Securities Central Fund	1,882
Total	$ 2,593
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 1,882	$ -	$ 158,487	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 22,645,551	$ -	$ 22,645,551	$ -
U.S. Government Agency - Mortgage Securities	4,482,059	-	4,482,059	-
Asset-Backed Securities	631,320	-	631,320	-
Commercial Mortgage Securities	2,770,860	-	2,770,860	-
U.S. Government and Government Agency Obligations	182,383	-	182,383	-
Foreign Government and Government Agency Obligations	19,372,445	-	19,372,445	-
Municipal Securities	327,750	-	327,750	-
Preferred Securities	7,818,255	-	7,818,255	-
Fixed-Income Funds	158,487	158,487	-	-
Money Market Funds	1,421,714	1,421,714	-	-
Purchased Swaptions	72,729	-	72,729	-
Total Investments in Securities:	$ 59,883,553	$ 1,580,201	$ 58,303,352	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 39,683	$ -	$ 39,683	$ -
Futures Contracts	15,107	15,107	-	-
Total Assets	$ 54,790	$ 15,107	$ 39,683	$ -
Liabilities
Foreign Currency Contracts	$ (128,542)	$ -	$ (128,542)	$ -
Futures Contracts	(30,867)	(30,867)	-	-
Total Liabilities:	$ (159,409)	$ (30,867)	$ (128,542)	$ -
Total Other Derivative Instruments:	$ (104,619)	$ (15,760)	$ (88,859)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,852)	$ -	$ (105,852)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 72,729	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	39,683	(128,542)
Interest Rate Risk
Futures Contracts (b)	15,107	(30,867)
Total Value of Derivatives	$ 127,519	$ (159,409)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,079,937)	$ 58,303,352
Fidelity Central Funds (cost $1,576,024)	1,580,201
Total Investments (cost $62,655,961)		$ 59,883,553
Cash		12,512
Foreign currency held at value (cost $781,876)		770,566
Receivable for investments sold		116,393
Receivable for TBA sale commitments		105,469
Unrealized appreciation on foreign currency contracts		39,683
Receivable for fund shares sold		10,104
Interest receivable		549,996
Distributions receivable from Fidelity Central Funds		418
Receivable from investment adviser for expense reductions		13,670
Total assets		61,502,364

Liabilities
Payable for investments purchased
Regular delivery	$ 1,219,772
Delayed delivery	216,859
TBA sale commitments, at value	105,852
Unrealized depreciation on foreign currency contracts	128,542
Payable for fund shares redeemed	2,697
Accrued management fee	27,926
Distribution and service plan fees payable	4,950
Payable for daily variation margin for derivative instruments	11,726
Other affiliated payables	8,546
Other payables and accrued expenses	76,767
Total liabilities		1,803,637

Net Assets		$ 59,698,727
Net Assets consist of:
Paid in capital		$ 65,448,025
Undistributed net investment income		195,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,058,483)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,885,950)
Net Assets		$ 59,698,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,893,803 ÷ 544,491 shares)	$ 8.99

Maximum offering price per share (100/96.00 of $8.99)	$ 9.36
Class T:
Net Asset Value and redemption price per share ($2,967,275 ÷ 330,139 shares)	$ 8.99

Maximum offering price per share (100/96.00 of $8.99)	$ 9.36
Class C:
Net Asset Value and offering price per share ($3,961,234 ÷ 441,393 shares)A	$ 8.97

Global Bond:
Net Asset Value, offering price and redemption price per share ($45,176,563 ÷ 5,024,575 shares)	$ 8.99

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,699,852 ÷ 300,330 shares)	$ 8.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015
Investment Income
Dividends		$ 117,307
Interest		842,867
Income from Fidelity Central Funds		2,593
Income before foreign taxes withheld		962,767
Less foreign taxes withheld		(4,491)
Total income		958,276

Expenses
Management fee	$ 170,519
Transfer agent fees	36,678
Distribution and service plan fees	30,289
Accounting fees and expenses	15,765
Custodian fees and expenses	7,431
Independent trustees' compensation	120
Registration fees	58,526
Audit	71,529
Legal	74
Miscellaneous	280
Total expenses before reductions	391,211
Expense reductions	(132,695)	258,516
Net investment income (loss)		699,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,070,443)
Foreign currency transactions	(230,344)
Futures contracts	(140,949)
Swaps	30,552
Total net realized gain (loss)		(1,411,184)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,305,684)
Assets and liabilities in foreign currencies	26,062
Futures contracts	14,182
Delayed delivery commitments	54
Total change in net unrealized appreciation (depreciation)		(1,265,386)
Net gain (loss)		(2,676,570)
Net increase (decrease) in net assets resulting from operations		$ (1,976,810)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 699,760	$ 1,343,518
Net realized gain (loss)	(1,411,184)	(546,393)
Change in net unrealized appreciation (depreciation)	(1,265,386)	(755,005)
Net increase (decrease) in net assets resulting from operations	(1,976,810)	42,120
Distributions to shareholders from net investment income	(605,815)	(41,970)
Return of capital	-	(1,251,953)
Total distributions	(605,815)	(1,293,923)
Share transactions - net increase (decrease)	1,198,309	3,902,716
Total increase (decrease) in net assets	(1,384,316)	2,650,913

Net Assets
Beginning of period	61,083,043	58,432,130
End of period (including undistributed net investment income of $195,135 and undistributed net investment income of $101,190, respectively)	$ 59,698,727	$ 61,083,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.199	.172	.088
Net realized and unrealized gain (loss)	(.404)	(.187)	(.553)	.207
Total from investment operations	(.305)	.012	(.381)	.295
Distributions from net investment income	(.085)	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.186)	(.197)	-
Total distributions	(.085)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(3.27)%	.08%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%A	1.44%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	2.15%A	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,894	$ 4,770	$ 3,965	$ 3,041
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.199	.172	.088
Net realized and unrealized gain (loss)	(.404)	(.187)	(.553)	.207
Total from investment operations	(.305)	.012	(.381)	.295
Distributions from net investment income	(.085)	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.186)	(.197)	-
Total distributions	(.085)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(3.27)%	.08%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%A	1.46%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	2.15%A	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,967	$ 3,012	$ 2,943	$ 2,747
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.064	.126	.099	.042
Net realized and unrealized gain (loss)	(.408)	(.185)	(.558)	.208
Total from investment operations	(.344)	(.059)	(.459)	.250
Distributions from net investment income	(.056)	(.004)	-	(.033)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.117)	(.129)	-
Total distributions	(.056)	(.121)	(.131)	(.110)
Net asset value, end of period	$ 8.97	$ 9.37	$ 9.55	$ 10.14
Total ReturnB, C, D	(3.68)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32%A	2.22%	2.08%	2.36%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%	1.75%A
Net investment income (loss)	1.40%A	1.30%	1.01%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,961	$ 4,340	$ 3,579	$ 2,994
Portfolio turnover rateG	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.111	.223	.199	.103
Net realized and unrealized gain (loss)	(.405)	(.188)	(.556)	.208
Total from investment operations	(.294)	.035	(.357)	.311
Distributions from net investment income	(.096)	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.208)	(.221)	-
Total distributions	(.096)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(3.15)%	.32%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16%A	1.09%	.99%	1.28%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.40%A	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,177	$ 46,242	$ 45,300	$ 155,463
Portfolio turnover rateF	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.111	.223	.196	.104
Net realized and unrealized gain (loss)	(.405)	(.188)	(.553)	.207
Total from investment operations	(.294)	.035	(.357)	.311
Distributions from net investment income	(.096)	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	-	(.208)	(.221)	-
Total distributions	(.096)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.99	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(3.15)%	.32%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.15%	1.02%	1.36%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.40%A	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,700	$ 2,718	$ 2,646	$ 2,580
Portfolio turnover rateF	149% A	227%	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 397,121
Gross unrealized depreciation	(3,266,781)
Net unrealized appreciation (depreciation) on securities	$ (2,869,660)

Tax cost	$ 62,753,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (967,684)
Long-term	(590,226)
Total no expiration	$ (1,557,910)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (28,288)	$ 12,428
Swaps	30,552	-
Total Credit Risk	2,264	12,428
Foreign Exchange Risk
Foreign Currency Contracts	(192,502)	(6,290)
Interest Rate Risk
Futures Contracts	(140,949)	14,182
TotalsA	$ (331,187)	$ 20,320

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities

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4. Derivative Instruments - continued

Futures Contracts - continued

deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $30,841,633 and $23,582,707, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,148	$ 3,416
Class T	-%	.25%	3,769	3,070
Class C	.75%	.25%	20,372	14,975
			$ 30,289	$ 21,461

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 406
Class T	143
Class C*	84
$ 633

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 5,065.21
Class T	3,408.23
Class C	5,110.25
Global Bond	21,060.09
Institutional Class	2,035.15
	$ 36,678

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $49 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 12,866
Class T	1.00%	8,166
Class C	1.75%	11,515
Global Bond	.75%	93,847
Institutional Class	.75%	6,270
		$ 132,664

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 45,566	$ 2,913
Class T	27,807	1,968
Class C	24,583	1,661
Global Bond	479,780	33,439
Institutional Class	28,079	1,989
Total	$ 605,815	$ 41,970
From return of capital
Class A	$ -	$ 86,900
Class T	-	58,706
Class C	-	49,551
Global Bond	-	997,458
Institutional Class	-	59,338
Total	$ -	$ 1,251,953

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	53,883	140,504	$ 499,041	$ 1,371,103
Reinvestment of distributions	4,899	9,029	44,881	87,346
Shares redeemed	(22,806)	(55,746)	(210,115)	(539,008)
Net increase (decrease)	35,976	93,787	$ 333,807	$ 919,441
Class T
Shares sold	11,722	20,348	$ 108,680	$ 198,143
Reinvestment of distributions	3,035	6,268	27,807	60,674
Shares redeemed	(5,694)	(13,379)	(52,703)	(129,209)
Net increase (decrease)	9,063	13,237	$ 83,784	$ 129,608
Class C
Shares sold	21,746	146,969	$ 199,689	$ 1,439,477
Reinvestment of distributions	2,686	5,266	24,558	50,897
Shares redeemed	(46,192)	(63,690)	(429,473)	(614,170)
Net increase (decrease)	(21,760)	88,545	$ (205,226)	$ 876,204
Global Bond
Shares sold	515,211	1,226,810	$ 4,772,096	$ 11,926,818
Reinvestment of distributions	51,332	104,991	470,362	1,016,414
Shares redeemed	(470,257)	(1,141,440)	(4,352,317)	(11,093,326)
Net increase (decrease)	96,286	190,361	$ 890,141	$ 1,849,906
Institutional Class
Shares sold	11,067	10,510	$ 100,457	$ 103,515
Reinvestment of distributions	3,055	6,311	27,982	61,091
Shares redeemed	(3,551)	(3,838)	(32,636)	(37,049)
Net increase (decrease)	10,571	12,983	$ 95,803	$ 127,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GLB-USAN-0815
1.939063.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.71%
Actual		$ 1,000.00	$ 995.90	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class T	.66%
Actual		$ 1,000.00	$ 996.10	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class B	1.24%
Actual		$ 1,000.00	$ 993.30	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class C	1.46%
Actual		$ 1,000.00	$ 992.20	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 997.60	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.45%
Actual		$ 1,000.00	$ 997.20	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.6	10.4
Illinois	13.5	13.8
Texas	10.2	10.1
California	9.0	9.2
New York	7.9	8.2
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	37.9
Health Care	14.5	14.9
Transportation	9.9	9.4
Electric Utilities	9.5	8.6
Escrowed/Pre-Refunded	8.5	7.5
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	4.9	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	4.9	4.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 7.3%	AAA 8.6%
AA,A 75.9%	AA,A 75.7%
BBB 7.5%	BBB 8.3%
BB and Below 2.0%	BB and Below 0.4%
Not Rated 2.8%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,748
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,330
		5,078
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,372
5% 10/1/17 (FSA Insured)	10,000	10,882
5% 10/1/18 (FSA Insured)	2,500	2,794
5.25% 10/1/20 (FSA Insured)	6,695	7,701
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,797
6% 1/1/27	1,400	1,544
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,976
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,424
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,491
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,215
5% 7/1/28	7,470	8,550
5% 7/1/29	8,140	9,257
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,150
5% 7/1/25 (FSA Insured)	2,125	2,514
5% 7/1/26 (FSA Insured)	3,670	4,272
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,217
Series 2011 C, 5% 7/1/21	1,000	1,168
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,550
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,500
5% 7/1/25	2,000	2,316
Series 2012 A:
5% 7/1/22	500	592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/23	$ 1,100	$ 1,308
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	674
		112,264
California - 9.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,976
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,590
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,821
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	6,046
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,580
5% 12/1/29	4,865	5,627
California Econ. Recovery Series 2009 A:
5% 7/1/18	1,030	1,154
5% 7/1/18 (Escrowed to Maturity)	3,480	3,896
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,623
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,070
5% 3/1/26	2,200	2,264
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,723
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,295
6% 3/1/33	12,375	14,850
6% 4/1/38	7,500	8,742
6% 11/1/39	35,800	42,562
6.5% 4/1/33	150	178
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,000	2,000
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	117
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	$ 4,000	$ 4,673
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (d)	4,500	4,552
Series 2011 D, 5% 8/15/35	3,000	3,271
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(d)(e)	24,675	24,675
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,147
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,184
5% 11/1/24	1,000	1,182
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,738
5.25% 10/1/25	4,000	4,728
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,757
Series 2012 A:
5% 4/1/22	2,100	2,482
5% 4/1/23	5,000	5,868
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,809
5% 12/1/21	2,500	2,962
Series 2005 K, 5% 11/1/16	7,195	7,301
Series 2009 G1, 5.75% 10/1/30	2,100	2,450
Series 2009 I, 6.125% 11/1/29	1,300	1,546
Series 2010 A, 5.75% 3/1/30	4,100	4,780
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,835
5.75% 11/1/28	5,000	5,822
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	697
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.493%, tender 12/12/15 (d)	14,800	14,797
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,010
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	$ 5,000	$ 5,613
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,753
Series 2010 C, 5.25% 8/1/39	3,700	4,290
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,434
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29	10,000	11,650
Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	1,500	1,500
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,744
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,661
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,272
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/34 @ 100)	4,000	4,626
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,156
5% 7/1/23	3,800	4,375
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,354
5% 7/1/20	2,000	2,276
5% 7/1/21	1,500	1,701
5% 7/1/22	2,250	2,546
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,735
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,622
Series 2013, 6.25% 8/1/28	1,860	2,182
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,756
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,841
Poway Unified School District Series B:
0% 8/1/36	12,950	4,957
0% 8/1/37	16,850	6,110
0% 8/1/38	4,650	1,596
0% 8/1/40	2,240	687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing.:
5% 9/1/25	$ 1,160	$ 1,310
5% 9/1/28	1,600	1,770
5% 9/1/32	1,685	1,824
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,972
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	811
5.25% 7/1/21	700	820
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,195
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,083
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,580
5.25% 8/1/26	2,200	2,463
5.5% 8/1/20	2,000	2,297
Series 2009 B, 5% 8/1/18	7,355	8,071
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,333
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,699
5% 5/15/22	2,000	2,281
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,155
0% 7/1/39	7,200	2,447
0% 7/1/46	20,405	4,881
0% 7/1/47	13,000	2,960
Series 2008 E, 0% 7/1/49	4,500	907
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,702
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,546
0% 8/1/37	2,000	752
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,727
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,524
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,168
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,795
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	351
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	5,000
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,993
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,144
		486,207
Colorado - 0.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,015
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,423
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,361
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,105
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	5,800	5,873
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,348
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,329
Series 2010 A:
0% 9/1/35	2,000	852
0% 9/1/37	3,000	1,164
0% 9/1/38	3,760	1,391
		26,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	$ 15,940	$ 16,312
Series 2012 C, 5% 6/1/16	12,230	12,744
Series 2012 E, 5% 9/15/23	3,000	3,504
Series 2013 A:
0.3% 3/1/16 (d)	1,400	1,401
0.41% 3/1/17 (d)	1,600	1,602
Series 2014 C, 5% 12/15/16	20,600	21,902
Series 2014 D, 2% 6/15/16	4,400	4,469
Series 2014 E, 4% 9/1/16	15,000	15,603
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,225
		82,762
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,495
5% 1/1/24	1,270	1,503
5% 1/1/25	2,750	3,234
		8,232
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,227
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,706
		15,933
Florida - 13.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,802
5% 7/1/30	7,455	8,384
Series 2015 C, 5% 7/1/24	3,000	3,542
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,617
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,275
Series 2012 A:
5% 7/1/21	5,380	6,234
5% 7/1/22	5,000	5,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/25	$ 5,635	$ 6,432
5% 7/1/26	24,585	27,829
Series 2015 A:
5% 7/1/26	11,500	13,332
5% 7/1/27	9,165	10,481
5% 7/1/28	4,000	4,545
Series 2015 B:
5% 7/1/25	2,160	2,530
5% 7/1/26	11,670	13,529
5% 7/1/27	7,900	9,035
5% 7/1/28	13,510	15,352
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,238
Series 2011 A1, 5% 6/1/18	2,000	2,205
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,533
5% 12/1/23	2,245	2,627
5% 12/1/24	2,365	2,766
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	2,105	2,112
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,680
Series 2009 A, 5% 6/1/16	2,000	2,084
Series 2009 C, 5% 6/1/16	3,900	4,064
Series 2009 D, 5% 6/1/21	2,780	3,177
Series 2011 A, 5% 6/1/16	6,100	6,357
Series 2011 C:
5% 6/1/20	12,380	14,440
5% 6/1/22	10,000	11,711
Series 2011 E, 5% 6/1/24	5,000	5,804
Series 2012 C, 5% 6/1/16	5,600	5,836
Series A, 5.5% 6/1/38	1,800	2,004
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,459
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	$ 3,600	$ 3,973
5% 10/1/28	5,000	5,474
5% 10/1/29	2,725	2,971
5% 10/1/30	2,475	2,685
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,069
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,310
Series 2015 B:
5% 10/1/24	1,000	1,177
5% 10/1/27	1,500	1,731
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,409
5% 6/1/35	2,500	2,671
5% 6/1/46	2,340	2,450
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,842
5% 11/15/18	2,000	2,237
Series 2008 B, 6% 11/15/37	12,000	13,852
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	153
5% 11/15/17 (Pre-Refunded to 11/16/15 @ 100)	1,050	1,069
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,581
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,118
5% 7/1/25	2,000	2,345
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,132
5% 9/1/22	2,270	2,605
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,701
5% 10/1/23	5,320	6,261
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,354
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,017
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured)	$ 1,000	$ 1,163
5% 6/1/26 (FSA Insured)	1,800	2,069
5% 6/1/28 (FSA Insured)	500	566
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,154
5% 11/15/22	500	579
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,137
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,287
Series 2012 A:
5% 10/1/22 (e)	3,000	3,470
5% 10/1/24 (e)	10,000	11,389
5% 10/1/24	2,165	2,512
Series 2014 A:
5% 10/1/27 (e)	1,325	1,498
5% 10/1/29 (e)	2,805	3,123
5% 10/1/37	7,400	8,146
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,591
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,316
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,840
Series 2014 A, 5% 7/1/44	1,800	1,936
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,907
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,326
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/15 (AMBAC Insured)	5,990	6,013
Series 2014 D:
5% 11/1/24	11,680	13,691
5% 11/1/25	12,235	14,168
5% 11/1/26	7,950	9,109
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,894
Series 2015 B, 5% 5/1/28 (c)	13,690	15,629
Series 2016 A:
5% 8/1/27 (c)	7,560	8,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2016 A:
5% 5/1/31 (c)	$ 19,770	$ 21,365
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,462
5% 7/1/42	1,675	1,819
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,025
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,441
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,228
5.75% 10/1/43	535	589
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,510
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,149
Series 2012 A, 5% 10/1/42	12,650	13,095
Series 2012 B, 5% 10/1/42	5,200	5,383
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,571
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,566
Series 2015 C, 5% 8/1/29	7,000	8,045
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,310
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,729
5% 10/1/20	3,500	4,103
Series 2012 A:
5% 10/1/23	1,700	2,038
5% 10/1/25	900	1,094
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,783
Series 2015 B:
5% 8/1/25	1,625	1,927
5% 8/1/27	8,285	9,637
5% 8/1/28	5,485	6,309
Series 2015 D:
5% 8/1/26	24,065	28,152
5% 8/1/27	10,910	12,640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 D:
5% 8/1/28	$ 3,730	$ 4,280
5% 8/1/26	10,460	12,276
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,020
Series 2011, 5% 10/1/24	8,600	10,216
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	5,760
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,410	1,410
Series 2013 A:
5% 7/1/25	2,000	2,304
5% 7/1/27	4,255	4,833
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,066
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,029
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,881
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,717
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,457
5% 10/1/18 (FSA Insured) (e)	10,515	11,645
5% 10/1/19 (FSA Insured) (e)	5,965	6,724
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,144
		732,289
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,170
5% 11/1/29	2,500	2,895
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,207
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,415
6.125% 9/1/40	7,190	7,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	$ 1,480	$ 1,740
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,040
5% 11/1/18	6,000	6,717
5% 11/1/19	3,000	3,407
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	32,034
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,269
5.25% 1/1/20	1,625	1,879
Series 2008 D, 5.75% 1/1/19	11,500	13,041
Series 2009 B, 5% 1/1/16	2,500	2,556
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	744
Series 2011 A, 5% 1/1/21	9,000	10,447
Series GG:
5% 1/1/22	3,000	3,517
5% 1/1/24	3,625	4,243
5% 1/1/25	1,250	1,449
5% 1/1/26	5,000	5,742
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,655
Series Q, 5% 10/1/22	2,000	2,303
Series S:
5% 10/1/22	1,275	1,468
5% 10/1/24	2,425	2,820
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,123
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,153
		156,859
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	4,995
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,071
		9,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 3,095
6.75% 11/1/37	2,600	2,975
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,872
		7,942
Illinois - 13.5%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,137
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,629
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,805
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,295
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,443
Series 2010 F, 5% 12/1/31	20,000	18,641
Series 2011 A, 5.5% 12/1/39	5,900	5,611
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,978
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,811
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,291
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,518
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	191
Series 2008 C, 5% 1/1/34	1,300	1,235
Series 2009 A, 5% 1/1/22	2,930	2,959
Series 2012 A:
5% 1/1/33	5,000	4,781
5% 1/1/34	2,090	1,986
Series 2012 C:
5% 1/1/23	4,115	4,135
5% 1/1/25	1,000	988
5% 1/1/26	1,310	1,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
5% 1/1/27	$ 3,085	$ 3,016
5.25% 1/1/29	12,100	11,860
5.25% 1/1/30	17,000	16,612
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	392
5% 1/1/22	1,000	1,158
5% 1/1/24	3,330	3,872
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
Series 2010 D:
5.25% 1/1/18 (e)	750	812
5.25% 1/1/19 (e)	5,125	5,650
Series 2011 B, 5% 1/1/20	4,430	5,004
Series 2011 C, 6.5% 1/1/41	14,475	17,108
Series 2012 A, 5% 1/1/22	1,750	2,009
Series 2012 B, 5% 1/1/22 (e)	7,000	7,908
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,371
5% 1/1/23	3,400	3,607
5% 1/1/24	2,000	2,110
5.25% 1/1/37	3,385	3,458
5.25% 1/1/40	1,575	1,603
Series 2014 D, 4% 1/1/19	2,000	2,078
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,449
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,779
5% 6/1/19 (AMBAC Insured)	3,705	3,824
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	791
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,413
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,410
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,101
5% 12/15/24	1,000	1,094
Series 2012 C, 5% 12/15/25	2,120	2,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	$ 17,925	$ 19,173
Series 2010 G, 5% 11/15/25	2,940	3,092
Series 2011 A, 5.25% 11/15/24	1,500	1,612
Series 2012 C:
5% 11/15/22	2,000	2,171
5% 11/15/23	4,980	5,360
5% 11/15/24	18,655	19,944
5% 11/15/25 (FSA Insured)	520	559
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,884
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,632
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	869
Series 2006, 5.25% 5/1/24	2,420	2,501
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,609
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,808
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,446
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	3,062
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,802
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,470
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,283
5% 5/15/19	3,940	4,441
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,429
6.25% 5/1/21	6,395	7,550
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	16,009
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	$ 4,700	$ 5,328
Series 2008 A, 5.625% 1/1/37	21,070	22,632
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	7,010
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	396
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,798
Series 2010 A:
5.5% 8/15/24	2,145	2,403
5.75% 8/15/29	1,440	1,602
Series 2010, 5.25% 8/15/36	675	711
Series 2012 A, 5% 5/15/23	1,480	1,683
Series 2012:
5% 9/1/32	8,100	8,641
5% 9/1/38	10,910	11,499
5% 11/15/43	3,265	3,424
Series 2013:
5% 11/15/26	2,675	3,035
5% 11/15/29	805	897
5% 5/15/43	7,800	8,173
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	5	5
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	2,810	2,842
5% 11/15/21	400	464
5% 11/15/26	3,025	3,460
5% 8/15/35	4,300	4,555
5% 8/15/44	24,700	25,734
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Series 2006:
5% 1/1/18	9,600	10,158
5% 1/1/19	3,200	3,425
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,386
5% 1/1/21 (FSA Insured)	12,000	12,865
Series 2012 A, 5% 1/1/33	3,600	3,652
Series 2012:
5% 8/1/19	4,475	4,819
5% 3/1/20	3,280	3,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/21	$ 2,750	$ 2,983
5% 8/1/21	1,600	1,737
5% 3/1/22	5,000	5,392
5% 8/1/22	6,600	7,117
5% 8/1/23	3,400	3,666
Series 2013, 5.5% 7/1/38	4,000	4,181
Series 2014, 5.25% 2/1/31	8,000	8,342
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,437
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,416
Series 2013, 5% 6/15/25	13,360	15,347
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,404
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	36,196
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,621
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,052
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,722
0% 12/1/18 (Escrowed to Maturity)	595	568
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	859
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,259
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,580
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C, 0% 12/1/15 (FSA Insured)	3,810	3,792
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,920
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,733
5% 2/1/27	6,000	7,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415	$ 1,255
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,878
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,232
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,791
0% 6/15/44 (FSA Insured)	37,400	8,489
0% 6/15/47 (FSA Insured)	3,755	726
Series 2012 B, 0% 12/15/51	48,500	7,356
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,210
0% 6/15/16 (Escrowed to Maturity)	1,050	1,046
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,467
0% 6/15/17 (Escrowed to Maturity)	1,175	1,156
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,996
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	455
5% 10/1/17 (Escrowed to Maturity)	580	634
5% 10/1/19	630	688
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	924
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,106
Series 2013:
6% 10/1/42	3,900	4,445
6.25% 10/1/38	3,900	4,402
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	989
0% 11/1/16 (FSA Insured)	3,005	2,963
0% 11/1/17 (FSA Insured)	1,300	1,257
		723,985
Indiana - 3.4%
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21	1,405	1,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,850	$ 6,653
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,098
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	860	861
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,012
5.25% 7/15/16 (FSA Insured)	2,095	2,171
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,832
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(e)	1,650	1,667
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.48%, tender 9/1/15 (d)(e)	8,700	8,700
Series A, 0.48%, tender 5/1/34 (d)(e)	2,900	2,900
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,630
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,615
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,316
5.25% 9/1/27 (e)	700	779
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,490
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,352
5% 12/1/17	855	934
Series 2012:
5% 3/1/22	1,000	1,133
5% 3/1/23	1,500	1,710
5% 3/1/30	1,050	1,150
5% 3/1/41	5,310	5,630
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,520
Series 2015 A:
5% 10/1/26	2,475	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev.: - continued
(CWA Auth. Proj.):
Series 2015 A:
5% 10/1/28	$ 1,180	$ 1,360
Series 2011 A, 5.25% 10/1/24	4,025	4,726
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,143
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	5,993
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,479
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,157
5% 1/1/25	1,000	1,148
5% 1/1/26	2,745	3,137
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,939
0% 12/1/17 (AMBAC Insured)	1,470	1,427
0% 6/1/18 (AMBAC Insured)	1,740	1,666
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,548
5% 10/1/21	5,500	6,368
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,595
5% 7/15/22	1,000	1,174
5% 7/15/23	2,700	3,160
5% 7/15/24	4,185	4,855
5% 7/15/25	4,330	4,982
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19	1,530	1,532
5.25% 7/15/27	1,310	1,312
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	745	746
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,465
		181,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,801
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,244
		5,045
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	326
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,246
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,125
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,597
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (Pre-Refunded to 8/1/15 @ 101)	1,430	1,450
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,492
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,180
5% 9/1/24	4,415	5,062
Series 2012 B, 5% 9/1/24	1,500	1,720
		21,198
Kentucky - 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,347
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,407
(#90 Proj.) 5.75% 11/1/23	12,000	13,708
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,847
5.75% 10/1/38	6,430	7,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 23,325	$ 26,407
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,049
		61,207
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.599%, tender 5/1/17 (d)	30,000	30,096
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,052
Louisiana Pub. Facilities Auth. Rev.:
5% 7/1/15	1,705	1,705
5% 7/1/15 (Escrowed to Maturity)	1,035	1,035
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,487
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,870
5% 1/1/25 (e)	2,000	2,303
5% 1/1/27 (e)	2,250	2,534
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,772
Series 2012, 5% 12/1/20	3,200	3,610
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,522
		70,986
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,669
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,265
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,132
Series 2014, 5% 7/1/16	4,340	4,537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2015:
5% 7/1/25	$ 2,295	$ 2,783
5% 7/1/27	2,000	2,371
		18,757
Maryland - 1.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,652
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,710
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,237
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,284
5% 7/1/18	2,500	2,771
Series 2010, 5.125% 7/1/39	3,600	3,905
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	899
Bonds:
Series 2012 C, 0.953%, tender 11/15/17 (d)	14,700	14,822
Series 2013 A:
0.703%, tender 5/15/18 (d)	5,500	5,503
0.723%, tender 5/15/18 (d)	8,400	8,401
Series 2010, 5.625% 7/1/30	2,400	2,575
Series 2013 A:
5% 7/1/24	1,245	1,420
5% 7/1/25	1,060	1,201
Series 2015:
5% 7/1/27 (c)	1,000	1,110
5% 7/1/28 (c)	1,300	1,434
5% 7/1/29 (c)	2,200	2,412
5% 7/1/31 (c)	1,000	1,085
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,723
Series 2009 A, 5% 11/1/16	15,570	16,499
		88,643
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,094
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (d)	7,100	7,109
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,465
Series 2015 D, 5% 7/1/44	4,855	5,108
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,416
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	6,044
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,599
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,362
Series 2011 A, 5% 4/1/23	10,000	11,754
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,151
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,559
5% 7/1/21	4,700	5,348
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,044
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,540
		87,534
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,054
Series 2006 D, 0.784% 7/1/32 (d)	5,520	4,826
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/15	665	678
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,043
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,143
5% 11/15/21	650	746
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,725
5% 6/1/27	2,300	2,508
5% 6/1/39	4,930	5,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 B, 5% 7/1/22	$ 2,900	$ 3,031
Series 2012:
5% 11/15/36	7,100	7,652
5% 11/15/42	1,560	1,661
Series 2013:
5% 8/15/28	5,585	6,193
5% 8/15/29	2,000	2,206
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,040
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,648
Series 2008 A1:
6.5% 12/1/33	1,135	1,305
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,144
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,625
Series 2014, 5% 11/15/16	5,000	5,302
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,275
Series 2014 D:
5% 9/1/22	1,000	1,161
5% 9/1/24	2,000	2,334
		112,509
Minnesota - 0.8%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,701
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,320
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,799
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,176
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,619
5% 1/1/20	4,500	5,139
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	$ 1,540	$ 1,683
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,581
		42,523
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (d)	3,650	3,653
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2 0.5%, tender 7/9/15 (d)(g)	8,075	8,075
		11,728
Missouri - 0.0%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	894
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
		2,350
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,181
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,686
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,748
		5,615
Nevada - 0.9%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (e)	14,900	14,900
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (d)	12,000	11,916
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,648
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	$ 1,000	$ 1,182
5% 6/1/23	2,000	2,350
5% 6/1/24	2,000	2,333
5% 6/1/25	1,050	1,212
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,643
Series 2013 D1, 5% 3/1/25	2,825	3,340
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,063
		50,353
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,902
Series 2012:
4% 7/1/22	1,350	1,405
5% 7/1/26	1,280	1,401
Series 2013 A, 5% 10/1/43	2,430	2,569
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,633
5% 2/1/23	2,215	2,578
5% 2/1/24	1,775	2,050
		17,538
New Jersey - 2.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,334
5% 2/15/25	1,000	1,143
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,342
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,102
5.25% 6/15/21	4,500	4,893
5.25% 6/15/22	10,585	11,423
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,261
Series 2013 I, 5.5% 9/1/19	4,385	4,844
Series 2013:
5% 3/1/23	9,300	10,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013:
5% 3/1/24	$ 12,800	$ 13,679
5% 3/1/25	1,400	1,485
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,235
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,093
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	345
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,333
Series 2012 AA:
5% 6/15/23	7,500	8,073
5% 6/15/24	12,000	12,818
Series 2014 AA:
5% 6/15/25	12,500	13,296
5% 6/15/26	7,500	7,926
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,892
		140,545
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (d)	11,810	11,728
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,030
4% 9/1/16	3,000	3,116
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,130
		23,004
New York - 7.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,203
5.75% 7/1/40	1,000	1,138
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,890
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	454
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2014 J, 3% 8/1/16	$ 10,100	$ 10,379
Series 2014 K, 3% 8/1/16	5,045	5,184
Series 2015 A, 3% 8/1/16	47,530	48,844
Series 2015 B, 3% 8/1/16	10,100	10,379
Series J7, 0.54% 8/1/21 (d)	4,000	4,002
Series J8, 0.45% 8/1/21 (d)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,528
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	917
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,921
Series 2009 S2, 6% 7/15/38	7,000	7,986
Series 2009 S3:
5.25% 1/15/34	17,500	19,681
5.25% 1/15/39	2,600	2,910
Series 2009 S4, 5.75% 1/15/39	6,400	7,357
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,578
5% 2/1/21	3,510	4,107
Series 2010 B, 5% 11/1/20	37,195	42,957
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	157
Series 2012 A, 5% 11/1/21	5,460	6,456
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,751
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,987
Series 2009 A, 5% 3/15/19	11,040	12,559
Series 2013 A, 5% 2/15/16	6,600	6,790
Series A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,476
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	700	748
Series 2009 A:
5% 7/1/20	5,000	5,689
5% 7/1/21	12,335	14,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 13,625	$ 15,127
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.653%, tender 11/1/15 (d)	15,400	15,404
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,144
Series 2008 C, 6.5% 11/15/28	11,300	13,278
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,505
Series 2011 A, 5% 4/1/19	2,000	2,273
Series 2011 A1, 5% 4/1/20	2,220	2,573
Series 2011 A2, 5% 4/1/21	2,000	2,348
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,862
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,701
Series 2013 B, 5% 6/1/21	4,000	4,172
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,610
5% 11/15/24	4,000	4,783
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,277
		385,980
North Carolina - 1.1%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,408
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,660
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16	3,000	3,066
5% 1/1/20	2,110	2,349
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,756
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,314
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	523
5% 10/1/18	810	881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 6,816
5% 6/1/22	4,000	4,512
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,882
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.573%, tender 12/1/15 (d)	12,900	12,895
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,476
		61,538
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,324
5% 2/15/23	2,175	2,506
Series 2012:
5% 2/15/21	1,500	1,735
5% 2/15/24	2,000	2,294
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,947
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,422
5% 6/1/17	3,780	4,051
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,435
5% 1/1/27	1,500	1,711
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,451
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,727
5% 6/15/26	2,590	2,837
5% 6/15/27	2,720	2,969
5% 6/15/28	2,855	3,078
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,618
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 1,500	$ 1,645
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,534
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,677
5% 10/1/22	2,000	2,277
5% 10/1/23	3,000	3,415
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,851
Series 2013 B, 4% 6/15/16	2,860	2,958
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,249
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,438
Series 2013 A2, 0.37% 1/1/16 (d)	1,615	1,616
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,266
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,144
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,809
		93,212
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,392
5% 6/1/28	1,500	1,732
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,191
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,569
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,569
5% 2/15/42	7,185	7,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,525
5% 1/1/22 (FSA Insured)	12,455	14,056
Series 2014 A:
5% 1/1/26	1,700	1,993
5% 1/1/27	6,000	6,979
5% 1/1/28	2,000	2,312
5% 1/1/29	1,570	1,805
Series 2014 B, 5% 1/1/27	2,145	2,495
		52,342
Oregon - 0.2%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,561
Series 2014 B, 5% 10/1/16	4,690	4,951
		12,512
Pennsylvania - 5.0%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	6,900	6,900
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,432
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,504
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,732
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,263
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,138
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,837
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,574
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,886
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,647
Series 2009 A, 5% 6/1/17	2,925	3,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	$ 3,115	$ 3,527
5% 3/1/22	2,000	2,265
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,216
Series 2012 B:
5% 7/1/21	8,000	8,738
5% 7/1/22	6,000	6,259
5% 1/1/23	3,000	3,068
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,869
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,512
Series 2010 A3, 5% 7/15/16	4,910	5,138
Series 2011:
5% 7/1/16	6,695	6,994
5% 7/1/21	2,100	2,427
Series 2012, 5% 7/1/16	19,100	19,952
Series 2013 1, 5% 4/1/16	3,400	3,518
Series 2013, 5% 10/15/27	10,000	11,432
Series 2015 1, 5% 3/15/29	15,000	17,073
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,396
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,355
Series 2009 B, 5% 12/1/16	12,500	13,242
Series 2013 A, 0.67% 12/1/17 (d)	7,600	7,622
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,216
0% 12/1/33 (a)	1,250	1,198
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,730
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	2,910
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,816
Tenth Series 1998, 5% 7/1/15	1,895	1,895
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2010 C:
5% 9/1/20	$ 14,000	$ 15,805
5% 9/1/21	6,000	6,681
Series 2015 A, 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	5	5
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	30	30
Pittsburgh School District:
Series 2009 A, 4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,817
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,713
5% 9/1/20 (FSA Insured)	1,000	1,158
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,150
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,947
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,250
5% 4/1/24	1,365	1,515
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,041
		271,211
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,559
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	1,998
5% 6/1/28	2,400	2,580
		14,137
South Carolina - 2.6%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,386
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,531
5% 12/1/29	3,250	3,646
Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	764
5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	$ 1,000	$ 1,075
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,268
Series 2011 B, 5% 12/1/20	2,275	2,651
Series 2012 B, 5% 12/1/19	7,200	8,263
Series 2012 C, 5% 12/1/20	7,500	8,739
Series 2013 E, 5.5% 12/1/53	6,485	7,173
Series 2014 A:
5% 12/1/49	7,500	7,993
5.5% 12/1/54	17,800	19,587
Series 2014 C:
5% 12/1/25	4,000	4,723
5% 12/1/26	4,000	4,683
5% 12/1/27	3,100	3,585
5% 12/1/46	3,500	3,775
Series 2015 C, 5% 12/1/20 (c)	42,000	47,808
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,089
		138,897
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	396
5.25% 11/1/18	1,000	1,132
Series 2014 B:
5% 11/1/24	1,235	1,456
5% 11/1/25	1,210	1,415
5% 11/1/26	200	231
		4,630
Tennessee - 0.4%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,031
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,866
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,794
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 4.75% 7/1/15	3,560	3,560
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	$ 5,000	$ 5,246
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,865
		21,686
Texas - 10.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,912
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,097
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,421
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,124
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,791
6% 1/1/18	1,000	1,056
6% 1/1/19	1,335	1,408
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,766
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,872
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,506
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,181
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,440
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured) (Pre-Refunded to 2/15/19 @ 100)	2,090	2,307
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,131
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,203
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,633
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,410
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,075
5% 11/1/16	3,000	3,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/19	$ 1,000	$ 1,148
5% 11/1/21	1,500	1,583
Series 2014 B:
5% 11/1/26 (e)	3,005	3,395
5% 11/1/27 (e)	1,280	1,431
5% 11/1/28 (e)	2,845	3,155
5% 11/1/30 (e)	5,435	5,939
5% 11/1/31 (e)	11,485	12,442
5% 11/1/32 (e)	14,530	15,692
5% 11/1/33 (e)	10,000	10,767
5% 11/1/34 (e)	2,365	2,540
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,485
Series 2014 A, 4% 8/15/16	11,900	12,368
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,117
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,902
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	196
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,254
5.25% 10/1/51	1,400	1,545
5.5% 4/1/53	5,900	6,450
Series 2013 C, 5.125% 10/1/43	2,500	2,686
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,123
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,161
Bonds Series 2012 B, 0.66%, tender 8/15/15 (d)	11,800	11,802
Series 2012 A, 0.5% 8/15/15 (d)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,264
5% 8/15/25	3,860	4,509
Series 2014 A, 5% 10/1/16	7,580	8,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,888
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	$ 8,000	$ 9,093
Series 2012 A, 5% 7/1/23 (e)	2,400	2,735
Series A, 5.5% 7/1/39	6,000	6,567
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,371
0% 8/15/15	2,000	1,999
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (d)	10,300	10,297
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,745
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,248
0% 2/15/17	1,400	1,385
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,033
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,002
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,578
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,614
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,496
Lower Colorado River Auth. Rev. Series 2015 B:
5% 5/15/25	6,810	8,022
5% 5/15/27	3,000	3,451
5% 5/15/28	2,930	3,341
5% 5/15/29	8,500	9,646
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,105
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,323
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.5%, tender 8/3/15 (d)(e)	17,300	17,300
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	183
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,329
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2013: - continued
4% 12/15/24	$ 1,825	$ 1,988
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,800
6% 9/1/41	1,000	1,195
Series 2014 A, 5% 1/1/24	5,000	5,896
6% 1/1/23	275	305
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,158
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,327
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,259
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	951
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	769
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	8,044
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,510
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,365
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,165
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,518
Series 2012, 5.25% 2/1/25	3,200	3,923
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,602
5% 9/15/24	7,490	8,705
5% 9/15/25	9,295	10,729
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,152
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,486
5% 10/1/20	2,180	2,514
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/15 (Escrowed to Maturity)	$ 1,880	$ 1,913
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,161
5% 8/15/26	1,530	1,758
5% 8/15/28	1,620	1,829
5% 8/15/33	3,800	4,199
5.5% 9/1/43	5,350	5,895
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,342
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,054
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,989
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,282
Series 2009 A, 5% 10/1/16	4,400	4,644
Series 2011 A:
5% 8/1/19 (e)	1,545	1,767
5% 8/1/21 (e)	1,530	1,794
Series 2011 C:
5% 8/1/20 (e)	1,625	1,886
5% 8/1/21 (e)	1,460	1,712
Series 2014, 5% 10/1/16	13,700	14,459
5% 4/1/25	2,915	3,217
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	316
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,126
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	19,560
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,836
4% 7/1/18	2,800	2,849
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,361
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.: - continued
Series 2007:
5% 4/1/25	$ 2,500	$ 2,670
5% 4/1/26	3,245	3,463
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,087
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,946
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,076
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	8,093
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,832
4.75% 8/15/27	2,480	2,625
Waller Independent School District:
5.5% 2/15/26	3,220	3,550
5.5% 2/15/33	4,160	4,553
5.5% 2/15/37	4,820	5,257
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	756
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,754
		548,030
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,423
5% 8/15/18	2,500	2,785
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,450
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,563
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,752
		26,973
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	$ 1,000	$ 1,141
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,431
5% 6/15/29	1,425	1,550
5% 6/15/33	1,520	1,626
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,913
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,486
Series 2014 C, 5% 8/1/16	34,625	36,331
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,421
Series Xll, 5% 4/15/16	5,100	5,287
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	7,907
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32 (c)	2,000	2,242
5% 1/1/33 (c)	2,590	2,891
		71,226
Washington - 1.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,758
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,602
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,000
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,768
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,424
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,182
5% 1/1/23	1,000	1,183
5% 1/1/24	2,330	2,750
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,747
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,536
Series 2009, 5.25% 1/1/42	1,900	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	$ 885	$ 1,036
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,414
5% 12/1/19	1,385	1,556
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,255
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,514
5% 8/15/16	2,500	2,624
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,521
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,831
Series 2015, 5% 1/1/29 (c)	1,300	1,432
		71,243
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,090
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,554
		2,644
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	3,010
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,235
Series 2014 B, 5% 5/1/16	3,300	3,427
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,366
5% 11/15/27	6,710	7,628
Series 2014:
5% 5/1/26	835	915
5% 5/1/28	1,800	1,959
5% 5/1/29	890	965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	$ 1,800	$ 2,018
5.75% 7/1/30	2,000	2,297
Series 2013 B:
5% 7/1/25	1,000	1,134
5% 7/1/36	6,985	7,468
Series 2012:
5% 6/1/27	1,800	2,023
5% 6/1/32	1,025	1,120
5% 8/15/32	1,650	1,811
5% 6/1/39	2,415	2,567
		49,943
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,338
TOTAL MUNICIPAL BONDS (Cost $4,954,929)		5,142,946
Municipal Notes - 2.5%

Connecticut - 0.5%
Hartford Gen. Oblig. BAN 2% 10/27/15	21,230	21,340
New London BAN 2% 3/24/16	4,300	4,347
		25,687
Kentucky - 0.4%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.07% 7/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(f)	20,260	20,260
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (d)	5,600	5,600
Series 2010 B1, 0.27% 7/7/15, VRDN (d)	4,700	4,700
		10,300
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.1%
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 K, 5% 7/8/15, LOC Bank of America NA, VRDN (d)	$ 7,000	$ 7,000
New Jersey - 0.5%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,022
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,129
		24,151
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,745
Rockland County Gen. Oblig. TAN 2% 3/16/16	13,200	13,318
		36,063
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (d)(e)	7,800	7,800
TOTAL MUNICIPAL NOTES (Cost $131,254)		131,261
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $5,086,183)		5,274,207
NET OTHER ASSETS (LIABILITIES) - 2.0%		109,608
NET ASSETS - 100%		$ 5,383,815
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,140,000 or 0.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,075,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 8,075
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	39.7%
Health Care	14.5%
Transportation	9.9%
Electric Utilities	9.5%
Escrowed/Pre-Refunded	8.5%
Special Tax	7.6%
Others* (Individually Less Than 5%)	10.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,086,183)		$ 5,274,207
Cash		113,892
Receivable for investments sold		14,058
Receivable for fund shares sold		34,661
Interest receivable		62,848
Other receivables		25
Total assets		5,499,691

Liabilities
Payable for investments purchased
Regular delivery	$ 440
Delayed delivery	106,101
Payable for fund shares redeemed	4,394
Distributions payable	3,199
Accrued management fee	1,106
Distribution and service plan fees payable	83
Other affiliated payables	501
Other payables and accrued expenses	52
Total liabilities		115,876

Net Assets		$ 5,383,815
Net Assets consist of:
Paid in capital		$ 5,196,670
Undistributed net investment income		669
Accumulated undistributed net realized gain (loss) on investments		(1,548)
Net unrealized appreciation (depreciation) on investments		188,024
Net Assets		$ 5,383,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($127,641 12,275.7 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class T:
Net Asset Value and redemption price per share ($17,863 ÷ 1,719.0 shares)	$ 10.39

Maximum offering price per share (100/96.00 of $10.39)	$ 10.82
Class B:
Net Asset Value and offering price per share ($1,355 ÷ 130.3 shares)A	$ 10.40

Class C:
Net Asset Value and offering price per share ($61,180 ÷ 5,881.6 shares)A	$ 10.40

Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($4,532,863 ÷ 436,235.3 shares)	$ 10.39

Institutional Class:
Net Asset Value, offering price and redemption price per share ($642,913 ÷ 61,776.4 shares)	$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 77,900

Expenses
Management fee	$ 6,572
Transfer agent fees	2,788
Distribution and service plan fees	497
Accounting fees and expenses	337
Custodian fees and expenses	32
Independent trustees' compensation	11
Registration fees	110
Audit	30
Legal	23
Miscellaneous	20
Total expenses before reductions	10,420
Expense reductions	(33)	10,387
Net investment income (loss)		67,513
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,014)
Change in net unrealized appreciation (depreciation) on investment securities		(82,070)
Net gain (loss)		(83,084)
Net increase (decrease) in net assets resulting from operations		$ (15,571)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,513	$ 132,846
Net realized gain (loss)	(1,014)	4,296
Change in net unrealized appreciation (depreciation)	(82,070)	172,042
Net increase (decrease) in net assets resulting from operations	(15,571)	309,184
Distributions to shareholders from net investment income	(67,395)	(133,330)
Distributions to shareholders from net realized gain	(1,012)	(3,417)
Total distributions	(68,407)	(136,747)
Share transactions - net increase (decrease)	209,914	537,208
Redemption fees	14	26
Total increase (decrease) in net assets	125,950	709,671

Net Assets
Beginning of period	5,257,865	4,548,194
End of period (including undistributed net investment income of $669 and undistributed net investment income of $551, respectively)	$ 5,383,815	$ 5,257,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.115	.256	.272	.279	.318	.318
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.213	.435	(.088)
Total from investment operations	(.043)	.644	(.188)	.492	.753	.230
Distributions from net investment income	(.115)	(.257)	(.271)	(.275)	(.321)	(.317)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.117)	(.264)	(.292)	(.282)	(.333)	(.360)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Total ReturnB, C, D	(.41)%	6.38%	(1.78)%	4.75%	7.65%	2.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.67%	.66%	.65%	.68%	.68%
Expenses net of fee waivers, if any	.71%A	.67%	.66%	.65%	.68%	.68%
Expenses net of all reductions	.71%A	.67%	.65%	.65%	.68%	.68%
Net investment income (loss)	2.21%A	2.45%	2.61%	2.63%	3.12%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 115	$ 108	$ 131	$ 115	$ 113
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.118	.260	.273	.280	.319	.320
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.203	.436	(.087)
Total from investment operations	(.040)	.648	(.187)	.483	.755	.233
Distributions from net investment income	(.118)	(.261)	(.272)	(.276)	(.323)	(.320)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.120)	(.268)	(.293)	(.283)	(.335)	(.363)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Total ReturnB, C, D	(.39)%	6.43%	(1.77)%	4.66%	7.67%	2.28%
Ratios to Average Net Assets F, H
Expenses before reductions	.66%A	.63%	.64%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.66%A	.63%	.64%	.65%	.67%	.66%
Expenses net of all reductions	.66%A	.63%	.64%	.64%	.67%	.65%
Net investment income (loss)	2.26%A	2.48%	2.62%	2.64%	3.14%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 17	$ 20	$ 18	$ 13
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.088	.194	.207	.213	.254	.252
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.213	.435	(.087)
Total from investment operations	(.070)	.582	(.253)	.426	.689	.165
Distributions from net investment income	(.088)	(.195)	(.206)	(.209)	(.257)	(.252)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.090)	(.202)	(.227)	(.216)	(.269)	(.295)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Total ReturnB, C, D	(.67)%	5.76%	(2.39)%	4.10%	6.98%	1.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.26%	1.28%	1.28%	1.32%	1.32%
Expenses net of fee waivers, if any	1.24%A	1.26%	1.28%	1.28%	1.32%	1.32%
Expenses net of all reductions	1.24%A	1.26%	1.27%	1.28%	1.31%	1.31%
Net investment income (loss)	1.68%A	1.85%	1.99%	2.01%	2.49%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 3	$ 4
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.076	.176	.191	.197	.240	.240
Net realized and unrealized gain (loss)	(.158)	.389	(.460)	.203	.435	(.078)
Total from investment operations	(.082)	.565	(.269)	.400	.675	.162
Distributions from net investment income	(.076)	(.178)	(.190)	(.193)	(.243)	(.239)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.078)	(.185)	(.211)	(.200)	(.255)	(.282)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04
Total ReturnB, C, D	(.78)%	5.58%	(2.54)%	3.84%	6.82%	1.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.43%	1.43%	1.43%	1.46%	1.44%
Expenses net of fee waivers, if any	1.46%A	1.43%	1.43%	1.43%	1.46%	1.44%
Expenses net of all reductions	1.46%A	1.43%	1.43%	1.43%	1.45%	1.44%
Net investment income (loss)	1.46%A	1.69%	1.83%	1.86%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 61	$ 62	$ 81	$ 65	$ 64
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.134	.287	.301	.309	.347	.347
Net realized and unrealized gain (loss)	(.158)	.389	(.459)	.203	.435	(.077)
Total from investment operations	(.024)	.676	(.158)	.512	.782	.270
Distributions from net investment income	(.134)	(.289)	(.301)	(.305)	(.350)	(.347)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.136)	(.296)	(.322)	(.312)	(.362)	(.390)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Total ReturnB, C	(.24)%	6.71%	(1.50)%	4.95%	7.96%	2.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%A	.37%	.37%	.37%	.40%	.39%
Expenses net of fee waivers, if any	.36%A	.37%	.37%	.37%	.40%	.39%
Expenses net of all reductions	.36%A	.36%	.37%	.37%	.40%	.39%
Net investment income (loss)	2.56%A	2.75%	2.89%	2.92%	3.41%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 4,533	$ 4,453	$ 3,890	$ 4,571	$ 4,003	$ 3,807
Portfolio turnover rateF	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.129	.282	.295	.305	.343	.341
Net realized and unrealized gain (loss)	(.158)	.389	(.459)	.212	.435	(.087)
Total from investment operations	(.029)	.671	(.164)	.517	.778	.254
Distributions from net investment income	(.129)	(.284)	(.295)	(.300)	(.346)	(.341)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.131)	(.291)	(.316)	(.307)	(.358)	(.384)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.41	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04
Total ReturnB, C	(.28)%	6.65%	(1.55)%	4.99%	7.91%	2.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.41%	.42%	.42%	.44%	.46%
Expenses net of fee waivers, if any	.45%A	.41%	.42%	.42%	.44%	.46%
Expenses net of all reductions	.45%A	.41%	.42%	.41%	.44%	.46%
Net investment income (loss)	2.47%A	2.70%	2.84%	2.87%	3.37%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$ 643	$ 609	$ 468	$ 327	$ 274	$ 277
Portfolio turnover rateF	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 221,523
Gross unrealized depreciation	(33,195)
Net unrealized appreciation (depreciation) on securities	$ 188,328

Tax cost	$ 5,085,879

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $660,578 and $355,659, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 156	$ 11
Class T	-%	.25%	23	-*
Class B	.65%	.25%	8	6
Class C	.75%	.25%	310	51
			$ 497	$ 68

* Amount represents two hundred and thirty-two dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	1
Class B*	1
Class C*	25
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 117.19
Class T	13.14
Class B	1.06
Class C	56.18
Intermediate Municipal Income	2,024.09
Institutional Class	577.18
	$ 2,788

* Annualized

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 1,363	$ 2,698
Class T	200	440
Class B	14	41
Class C	450	1,010
Intermediate Municipal Income	57,521	114,784
Institutional Class	7,847	14,357
Total	$ 67,395	$ 133,330
From net realized gain
Class A	$ 23	$ 75
Class T	3	12
Class B	-*	1
Class C	12	40
Intermediate Municipal Income	855	2,899
Institutional Class	119	390
Total	$ 1,012	$ 3,417

* Amount represents three hundred thirty-eight dollars

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,420	3,333	$ 25,566	$ 34,874
Reinvestment of distributions	120	230	1,260	2,411
Shares redeemed	(1,147)	(3,327)	(12,058)	(34,725)
Net increase (decrease)	1,393	236	$ 14,768	$ 2,560
Class T
Shares sold	70	149	$ 739	$ 1,563
Reinvestment of distributions	17	29	178	306
Shares redeemed	(69)	(176)	(725)	(1,832)
Net increase (decrease)	18	2	$ 192	$ 37

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class B
Shares sold	1	2	$ 9	$ 28
Reinvestment of distributions	1	3	9	27
Shares redeemed	(47)	(65)	(486)	(682)
Net increase (decrease)	(45)	(60)	$ (468)	$ (627)
Class C
Shares sold	664	1,135	$ 7,009	$ 11,929
Reinvestment of distributions	37	80	394	838
Shares redeemed	(563)	(1,534)	(5,912)	(16,029)
Net increase (decrease)	138	(319)	$ 1,491	$ (3,262)
Intermediate Municipal Income
Shares sold	50,056	96,331	$ 526,941	$ 1,006,159
Reinvestment of distributions	3,908	7,889	41,115	82,535
Shares redeemed	(39,752)	(64,576)	(417,874)	(673,069)
Net increase (decrease)	14,212	39,644	$ 150,182	$ 415,625
Institutional Class
Shares sold	10,560	19,704	$ 111,506	$ 206,317
Reinvestment of distributions	574	1,025	6,048	10,749
Shares redeemed	(7,019)	(9,009)	(73,805)	(94,191)
Net increase (decrease)	4,115	11,720	$ 43,749	$ 122,875

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIM-USAN-0815
1.820154.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class
(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.71%
Actual		$ 1,000.00	$ 995.90	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class T	.66%
Actual		$ 1,000.00	$ 996.10	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class B	1.24%
Actual		$ 1,000.00	$ 993.30	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class C	1.46%
Actual		$ 1,000.00	$ 992.20	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 997.60	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.45%
Actual		$ 1,000.00	$ 997.20	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.6	10.4
Illinois	13.5	13.8
Texas	10.2	10.1
California	9.0	9.2
New York	7.9	8.2
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	37.9
Health Care	14.5	14.9
Transportation	9.9	9.4
Electric Utilities	9.5	8.6
Escrowed/Pre-Refunded	8.5	7.5
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	4.9	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	4.9	4.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 7.3%	AAA 8.6%
AA,A 75.9%	AA,A 75.7%
BBB 7.5%	BBB 8.3%
BB and Below 2.0%	BB and Below 0.4%
Not Rated 2.8%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,748
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,330
		5,078
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,372
5% 10/1/17 (FSA Insured)	10,000	10,882
5% 10/1/18 (FSA Insured)	2,500	2,794
5.25% 10/1/20 (FSA Insured)	6,695	7,701
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,797
6% 1/1/27	1,400	1,544
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,976
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,424
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,491
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,215
5% 7/1/28	7,470	8,550
5% 7/1/29	8,140	9,257
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,150
5% 7/1/25 (FSA Insured)	2,125	2,514
5% 7/1/26 (FSA Insured)	3,670	4,272
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,217
Series 2011 C, 5% 7/1/21	1,000	1,168
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,550
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,500
5% 7/1/25	2,000	2,316
Series 2012 A:
5% 7/1/22	500	592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/23	$ 1,100	$ 1,308
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	674
		112,264
California - 9.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,976
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,590
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,821
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	6,046
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,580
5% 12/1/29	4,865	5,627
California Econ. Recovery Series 2009 A:
5% 7/1/18	1,030	1,154
5% 7/1/18 (Escrowed to Maturity)	3,480	3,896
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,623
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,070
5% 3/1/26	2,200	2,264
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,723
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,295
6% 3/1/33	12,375	14,850
6% 4/1/38	7,500	8,742
6% 11/1/39	35,800	42,562
6.5% 4/1/33	150	178
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,000	2,000
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	117
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	$ 4,000	$ 4,673
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (d)	4,500	4,552
Series 2011 D, 5% 8/15/35	3,000	3,271
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(d)(e)	24,675	24,675
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,147
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,184
5% 11/1/24	1,000	1,182
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,738
5.25% 10/1/25	4,000	4,728
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,757
Series 2012 A:
5% 4/1/22	2,100	2,482
5% 4/1/23	5,000	5,868
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,809
5% 12/1/21	2,500	2,962
Series 2005 K, 5% 11/1/16	7,195	7,301
Series 2009 G1, 5.75% 10/1/30	2,100	2,450
Series 2009 I, 6.125% 11/1/29	1,300	1,546
Series 2010 A, 5.75% 3/1/30	4,100	4,780
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,835
5.75% 11/1/28	5,000	5,822
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	697
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.493%, tender 12/12/15 (d)	14,800	14,797
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,010
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	$ 5,000	$ 5,613
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,753
Series 2010 C, 5.25% 8/1/39	3,700	4,290
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,434
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29	10,000	11,650
Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	1,500	1,500
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,744
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,661
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,272
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/34 @ 100)	4,000	4,626
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,156
5% 7/1/23	3,800	4,375
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,354
5% 7/1/20	2,000	2,276
5% 7/1/21	1,500	1,701
5% 7/1/22	2,250	2,546
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,735
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,622
Series 2013, 6.25% 8/1/28	1,860	2,182
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,756
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,841
Poway Unified School District Series B:
0% 8/1/36	12,950	4,957
0% 8/1/37	16,850	6,110
0% 8/1/38	4,650	1,596
0% 8/1/40	2,240	687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing.:
5% 9/1/25	$ 1,160	$ 1,310
5% 9/1/28	1,600	1,770
5% 9/1/32	1,685	1,824
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,972
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	811
5.25% 7/1/21	700	820
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,195
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,083
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,580
5.25% 8/1/26	2,200	2,463
5.5% 8/1/20	2,000	2,297
Series 2009 B, 5% 8/1/18	7,355	8,071
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,333
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,699
5% 5/15/22	2,000	2,281
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,155
0% 7/1/39	7,200	2,447
0% 7/1/46	20,405	4,881
0% 7/1/47	13,000	2,960
Series 2008 E, 0% 7/1/49	4,500	907
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,702
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,546
0% 8/1/37	2,000	752
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,727
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,524
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,168
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,795
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	351
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	5,000
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,993
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,144
		486,207
Colorado - 0.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,015
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,423
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,361
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,105
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	5,800	5,873
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,348
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,329
Series 2010 A:
0% 9/1/35	2,000	852
0% 9/1/37	3,000	1,164
0% 9/1/38	3,760	1,391
		26,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	$ 15,940	$ 16,312
Series 2012 C, 5% 6/1/16	12,230	12,744
Series 2012 E, 5% 9/15/23	3,000	3,504
Series 2013 A:
0.3% 3/1/16 (d)	1,400	1,401
0.41% 3/1/17 (d)	1,600	1,602
Series 2014 C, 5% 12/15/16	20,600	21,902
Series 2014 D, 2% 6/15/16	4,400	4,469
Series 2014 E, 4% 9/1/16	15,000	15,603
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,225
		82,762
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,495
5% 1/1/24	1,270	1,503
5% 1/1/25	2,750	3,234
		8,232
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,227
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,706
		15,933
Florida - 13.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,802
5% 7/1/30	7,455	8,384
Series 2015 C, 5% 7/1/24	3,000	3,542
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,617
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,275
Series 2012 A:
5% 7/1/21	5,380	6,234
5% 7/1/22	5,000	5,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/25	$ 5,635	$ 6,432
5% 7/1/26	24,585	27,829
Series 2015 A:
5% 7/1/26	11,500	13,332
5% 7/1/27	9,165	10,481
5% 7/1/28	4,000	4,545
Series 2015 B:
5% 7/1/25	2,160	2,530
5% 7/1/26	11,670	13,529
5% 7/1/27	7,900	9,035
5% 7/1/28	13,510	15,352
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,238
Series 2011 A1, 5% 6/1/18	2,000	2,205
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,533
5% 12/1/23	2,245	2,627
5% 12/1/24	2,365	2,766
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	2,105	2,112
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,680
Series 2009 A, 5% 6/1/16	2,000	2,084
Series 2009 C, 5% 6/1/16	3,900	4,064
Series 2009 D, 5% 6/1/21	2,780	3,177
Series 2011 A, 5% 6/1/16	6,100	6,357
Series 2011 C:
5% 6/1/20	12,380	14,440
5% 6/1/22	10,000	11,711
Series 2011 E, 5% 6/1/24	5,000	5,804
Series 2012 C, 5% 6/1/16	5,600	5,836
Series A, 5.5% 6/1/38	1,800	2,004
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,459
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	$ 3,600	$ 3,973
5% 10/1/28	5,000	5,474
5% 10/1/29	2,725	2,971
5% 10/1/30	2,475	2,685
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,069
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,310
Series 2015 B:
5% 10/1/24	1,000	1,177
5% 10/1/27	1,500	1,731
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,409
5% 6/1/35	2,500	2,671
5% 6/1/46	2,340	2,450
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,842
5% 11/15/18	2,000	2,237
Series 2008 B, 6% 11/15/37	12,000	13,852
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	153
5% 11/15/17 (Pre-Refunded to 11/16/15 @ 100)	1,050	1,069
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,581
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,118
5% 7/1/25	2,000	2,345
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,132
5% 9/1/22	2,270	2,605
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,701
5% 10/1/23	5,320	6,261
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,354
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,017
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured)	$ 1,000	$ 1,163
5% 6/1/26 (FSA Insured)	1,800	2,069
5% 6/1/28 (FSA Insured)	500	566
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,154
5% 11/15/22	500	579
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,137
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,287
Series 2012 A:
5% 10/1/22 (e)	3,000	3,470
5% 10/1/24 (e)	10,000	11,389
5% 10/1/24	2,165	2,512
Series 2014 A:
5% 10/1/27 (e)	1,325	1,498
5% 10/1/29 (e)	2,805	3,123
5% 10/1/37	7,400	8,146
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,591
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,316
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,840
Series 2014 A, 5% 7/1/44	1,800	1,936
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,907
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,326
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/15 (AMBAC Insured)	5,990	6,013
Series 2014 D:
5% 11/1/24	11,680	13,691
5% 11/1/25	12,235	14,168
5% 11/1/26	7,950	9,109
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,894
Series 2015 B, 5% 5/1/28 (c)	13,690	15,629
Series 2016 A:
5% 8/1/27 (c)	7,560	8,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2016 A:
5% 5/1/31 (c)	$ 19,770	$ 21,365
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,462
5% 7/1/42	1,675	1,819
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,025
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,441
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,228
5.75% 10/1/43	535	589
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,510
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,149
Series 2012 A, 5% 10/1/42	12,650	13,095
Series 2012 B, 5% 10/1/42	5,200	5,383
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,571
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,566
Series 2015 C, 5% 8/1/29	7,000	8,045
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,310
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,729
5% 10/1/20	3,500	4,103
Series 2012 A:
5% 10/1/23	1,700	2,038
5% 10/1/25	900	1,094
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,783
Series 2015 B:
5% 8/1/25	1,625	1,927
5% 8/1/27	8,285	9,637
5% 8/1/28	5,485	6,309
Series 2015 D:
5% 8/1/26	24,065	28,152
5% 8/1/27	10,910	12,640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 D:
5% 8/1/28	$ 3,730	$ 4,280
5% 8/1/26	10,460	12,276
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,020
Series 2011, 5% 10/1/24	8,600	10,216
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	5,760
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,410	1,410
Series 2013 A:
5% 7/1/25	2,000	2,304
5% 7/1/27	4,255	4,833
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,066
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,029
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,881
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,717
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,457
5% 10/1/18 (FSA Insured) (e)	10,515	11,645
5% 10/1/19 (FSA Insured) (e)	5,965	6,724
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,144
		732,289
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,170
5% 11/1/29	2,500	2,895
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,207
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,415
6.125% 9/1/40	7,190	7,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	$ 1,480	$ 1,740
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,040
5% 11/1/18	6,000	6,717
5% 11/1/19	3,000	3,407
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	32,034
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,269
5.25% 1/1/20	1,625	1,879
Series 2008 D, 5.75% 1/1/19	11,500	13,041
Series 2009 B, 5% 1/1/16	2,500	2,556
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	744
Series 2011 A, 5% 1/1/21	9,000	10,447
Series GG:
5% 1/1/22	3,000	3,517
5% 1/1/24	3,625	4,243
5% 1/1/25	1,250	1,449
5% 1/1/26	5,000	5,742
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,655
Series Q, 5% 10/1/22	2,000	2,303
Series S:
5% 10/1/22	1,275	1,468
5% 10/1/24	2,425	2,820
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,123
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,153
		156,859
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	4,995
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,071
		9,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 3,095
6.75% 11/1/37	2,600	2,975
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,872
		7,942
Illinois - 13.5%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,137
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,629
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,805
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,295
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,443
Series 2010 F, 5% 12/1/31	20,000	18,641
Series 2011 A, 5.5% 12/1/39	5,900	5,611
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,978
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,811
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,291
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,518
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	191
Series 2008 C, 5% 1/1/34	1,300	1,235
Series 2009 A, 5% 1/1/22	2,930	2,959
Series 2012 A:
5% 1/1/33	5,000	4,781
5% 1/1/34	2,090	1,986
Series 2012 C:
5% 1/1/23	4,115	4,135
5% 1/1/25	1,000	988
5% 1/1/26	1,310	1,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
5% 1/1/27	$ 3,085	$ 3,016
5.25% 1/1/29	12,100	11,860
5.25% 1/1/30	17,000	16,612
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	392
5% 1/1/22	1,000	1,158
5% 1/1/24	3,330	3,872
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
Series 2010 D:
5.25% 1/1/18 (e)	750	812
5.25% 1/1/19 (e)	5,125	5,650
Series 2011 B, 5% 1/1/20	4,430	5,004
Series 2011 C, 6.5% 1/1/41	14,475	17,108
Series 2012 A, 5% 1/1/22	1,750	2,009
Series 2012 B, 5% 1/1/22 (e)	7,000	7,908
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,371
5% 1/1/23	3,400	3,607
5% 1/1/24	2,000	2,110
5.25% 1/1/37	3,385	3,458
5.25% 1/1/40	1,575	1,603
Series 2014 D, 4% 1/1/19	2,000	2,078
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,449
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,779
5% 6/1/19 (AMBAC Insured)	3,705	3,824
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	791
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,413
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,410
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,101
5% 12/15/24	1,000	1,094
Series 2012 C, 5% 12/15/25	2,120	2,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	$ 17,925	$ 19,173
Series 2010 G, 5% 11/15/25	2,940	3,092
Series 2011 A, 5.25% 11/15/24	1,500	1,612
Series 2012 C:
5% 11/15/22	2,000	2,171
5% 11/15/23	4,980	5,360
5% 11/15/24	18,655	19,944
5% 11/15/25 (FSA Insured)	520	559
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,884
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,632
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	869
Series 2006, 5.25% 5/1/24	2,420	2,501
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,609
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,808
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,446
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	3,062
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,802
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,470
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,283
5% 5/15/19	3,940	4,441
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,429
6.25% 5/1/21	6,395	7,550
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	16,009
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	$ 4,700	$ 5,328
Series 2008 A, 5.625% 1/1/37	21,070	22,632
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	7,010
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	396
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,798
Series 2010 A:
5.5% 8/15/24	2,145	2,403
5.75% 8/15/29	1,440	1,602
Series 2010, 5.25% 8/15/36	675	711
Series 2012 A, 5% 5/15/23	1,480	1,683
Series 2012:
5% 9/1/32	8,100	8,641
5% 9/1/38	10,910	11,499
5% 11/15/43	3,265	3,424
Series 2013:
5% 11/15/26	2,675	3,035
5% 11/15/29	805	897
5% 5/15/43	7,800	8,173
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	5	5
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	2,810	2,842
5% 11/15/21	400	464
5% 11/15/26	3,025	3,460
5% 8/15/35	4,300	4,555
5% 8/15/44	24,700	25,734
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Series 2006:
5% 1/1/18	9,600	10,158
5% 1/1/19	3,200	3,425
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,386
5% 1/1/21 (FSA Insured)	12,000	12,865
Series 2012 A, 5% 1/1/33	3,600	3,652
Series 2012:
5% 8/1/19	4,475	4,819
5% 3/1/20	3,280	3,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/21	$ 2,750	$ 2,983
5% 8/1/21	1,600	1,737
5% 3/1/22	5,000	5,392
5% 8/1/22	6,600	7,117
5% 8/1/23	3,400	3,666
Series 2013, 5.5% 7/1/38	4,000	4,181
Series 2014, 5.25% 2/1/31	8,000	8,342
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,437
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,416
Series 2013, 5% 6/15/25	13,360	15,347
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,404
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	36,196
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,621
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,052
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,722
0% 12/1/18 (Escrowed to Maturity)	595	568
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	859
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,259
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,580
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C, 0% 12/1/15 (FSA Insured)	3,810	3,792
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,920
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,733
5% 2/1/27	6,000	7,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415	$ 1,255
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,878
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,232
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,791
0% 6/15/44 (FSA Insured)	37,400	8,489
0% 6/15/47 (FSA Insured)	3,755	726
Series 2012 B, 0% 12/15/51	48,500	7,356
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,210
0% 6/15/16 (Escrowed to Maturity)	1,050	1,046
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,467
0% 6/15/17 (Escrowed to Maturity)	1,175	1,156
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,996
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	455
5% 10/1/17 (Escrowed to Maturity)	580	634
5% 10/1/19	630	688
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	924
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,106
Series 2013:
6% 10/1/42	3,900	4,445
6.25% 10/1/38	3,900	4,402
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	989
0% 11/1/16 (FSA Insured)	3,005	2,963
0% 11/1/17 (FSA Insured)	1,300	1,257
		723,985
Indiana - 3.4%
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21	1,405	1,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,850	$ 6,653
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,098
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	860	861
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,012
5.25% 7/15/16 (FSA Insured)	2,095	2,171
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,832
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(e)	1,650	1,667
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.48%, tender 9/1/15 (d)(e)	8,700	8,700
Series A, 0.48%, tender 5/1/34 (d)(e)	2,900	2,900
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,630
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,615
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,316
5.25% 9/1/27 (e)	700	779
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,490
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,352
5% 12/1/17	855	934
Series 2012:
5% 3/1/22	1,000	1,133
5% 3/1/23	1,500	1,710
5% 3/1/30	1,050	1,150
5% 3/1/41	5,310	5,630
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,520
Series 2015 A:
5% 10/1/26	2,475	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev.: - continued
(CWA Auth. Proj.):
Series 2015 A:
5% 10/1/28	$ 1,180	$ 1,360
Series 2011 A, 5.25% 10/1/24	4,025	4,726
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,143
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	5,993
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,479
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,157
5% 1/1/25	1,000	1,148
5% 1/1/26	2,745	3,137
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,939
0% 12/1/17 (AMBAC Insured)	1,470	1,427
0% 6/1/18 (AMBAC Insured)	1,740	1,666
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,548
5% 10/1/21	5,500	6,368
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,595
5% 7/15/22	1,000	1,174
5% 7/15/23	2,700	3,160
5% 7/15/24	4,185	4,855
5% 7/15/25	4,330	4,982
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19	1,530	1,532
5.25% 7/15/27	1,310	1,312
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	745	746
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,465
		181,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,801
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,244
		5,045
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	326
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,246
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,125
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,597
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (Pre-Refunded to 8/1/15 @ 101)	1,430	1,450
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,492
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,180
5% 9/1/24	4,415	5,062
Series 2012 B, 5% 9/1/24	1,500	1,720
		21,198
Kentucky - 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,347
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,407
(#90 Proj.) 5.75% 11/1/23	12,000	13,708
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,847
5.75% 10/1/38	6,430	7,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 23,325	$ 26,407
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,049
		61,207
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.599%, tender 5/1/17 (d)	30,000	30,096
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,052
Louisiana Pub. Facilities Auth. Rev.:
5% 7/1/15	1,705	1,705
5% 7/1/15 (Escrowed to Maturity)	1,035	1,035
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,487
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,870
5% 1/1/25 (e)	2,000	2,303
5% 1/1/27 (e)	2,250	2,534
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,772
Series 2012, 5% 12/1/20	3,200	3,610
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,522
		70,986
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,669
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,265
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,132
Series 2014, 5% 7/1/16	4,340	4,537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2015:
5% 7/1/25	$ 2,295	$ 2,783
5% 7/1/27	2,000	2,371
		18,757
Maryland - 1.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,652
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,710
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,237
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,284
5% 7/1/18	2,500	2,771
Series 2010, 5.125% 7/1/39	3,600	3,905
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	899
Bonds:
Series 2012 C, 0.953%, tender 11/15/17 (d)	14,700	14,822
Series 2013 A:
0.703%, tender 5/15/18 (d)	5,500	5,503
0.723%, tender 5/15/18 (d)	8,400	8,401
Series 2010, 5.625% 7/1/30	2,400	2,575
Series 2013 A:
5% 7/1/24	1,245	1,420
5% 7/1/25	1,060	1,201
Series 2015:
5% 7/1/27 (c)	1,000	1,110
5% 7/1/28 (c)	1,300	1,434
5% 7/1/29 (c)	2,200	2,412
5% 7/1/31 (c)	1,000	1,085
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,723
Series 2009 A, 5% 11/1/16	15,570	16,499
		88,643
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,094
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (d)	7,100	7,109
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,465
Series 2015 D, 5% 7/1/44	4,855	5,108
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,416
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	6,044
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,599
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,362
Series 2011 A, 5% 4/1/23	10,000	11,754
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,151
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,559
5% 7/1/21	4,700	5,348
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,044
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,540
		87,534
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,054
Series 2006 D, 0.784% 7/1/32 (d)	5,520	4,826
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/15	665	678
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,043
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,143
5% 11/15/21	650	746
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,725
5% 6/1/27	2,300	2,508
5% 6/1/39	4,930	5,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 B, 5% 7/1/22	$ 2,900	$ 3,031
Series 2012:
5% 11/15/36	7,100	7,652
5% 11/15/42	1,560	1,661
Series 2013:
5% 8/15/28	5,585	6,193
5% 8/15/29	2,000	2,206
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,040
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,648
Series 2008 A1:
6.5% 12/1/33	1,135	1,305
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,144
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,625
Series 2014, 5% 11/15/16	5,000	5,302
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,275
Series 2014 D:
5% 9/1/22	1,000	1,161
5% 9/1/24	2,000	2,334
		112,509
Minnesota - 0.8%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,701
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,320
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,799
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,176
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,619
5% 1/1/20	4,500	5,139
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	$ 1,540	$ 1,683
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,581
		42,523
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (d)	3,650	3,653
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2 0.5%, tender 7/9/15 (d)(g)	8,075	8,075
		11,728
Missouri - 0.0%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	894
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
		2,350
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,181
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,686
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,748
		5,615
Nevada - 0.9%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (e)	14,900	14,900
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (d)	12,000	11,916
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,648
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	$ 1,000	$ 1,182
5% 6/1/23	2,000	2,350
5% 6/1/24	2,000	2,333
5% 6/1/25	1,050	1,212
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,643
Series 2013 D1, 5% 3/1/25	2,825	3,340
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,063
		50,353
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,902
Series 2012:
4% 7/1/22	1,350	1,405
5% 7/1/26	1,280	1,401
Series 2013 A, 5% 10/1/43	2,430	2,569
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,633
5% 2/1/23	2,215	2,578
5% 2/1/24	1,775	2,050
		17,538
New Jersey - 2.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,334
5% 2/15/25	1,000	1,143
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,342
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,102
5.25% 6/15/21	4,500	4,893
5.25% 6/15/22	10,585	11,423
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,261
Series 2013 I, 5.5% 9/1/19	4,385	4,844
Series 2013:
5% 3/1/23	9,300	10,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013:
5% 3/1/24	$ 12,800	$ 13,679
5% 3/1/25	1,400	1,485
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,235
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,093
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	345
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,333
Series 2012 AA:
5% 6/15/23	7,500	8,073
5% 6/15/24	12,000	12,818
Series 2014 AA:
5% 6/15/25	12,500	13,296
5% 6/15/26	7,500	7,926
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,892
		140,545
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (d)	11,810	11,728
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,030
4% 9/1/16	3,000	3,116
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,130
		23,004
New York - 7.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,203
5.75% 7/1/40	1,000	1,138
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,890
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	454
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2014 J, 3% 8/1/16	$ 10,100	$ 10,379
Series 2014 K, 3% 8/1/16	5,045	5,184
Series 2015 A, 3% 8/1/16	47,530	48,844
Series 2015 B, 3% 8/1/16	10,100	10,379
Series J7, 0.54% 8/1/21 (d)	4,000	4,002
Series J8, 0.45% 8/1/21 (d)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,528
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	917
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,921
Series 2009 S2, 6% 7/15/38	7,000	7,986
Series 2009 S3:
5.25% 1/15/34	17,500	19,681
5.25% 1/15/39	2,600	2,910
Series 2009 S4, 5.75% 1/15/39	6,400	7,357
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,578
5% 2/1/21	3,510	4,107
Series 2010 B, 5% 11/1/20	37,195	42,957
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	157
Series 2012 A, 5% 11/1/21	5,460	6,456
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,751
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,987
Series 2009 A, 5% 3/15/19	11,040	12,559
Series 2013 A, 5% 2/15/16	6,600	6,790
Series A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,476
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	700	748
Series 2009 A:
5% 7/1/20	5,000	5,689
5% 7/1/21	12,335	14,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 13,625	$ 15,127
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.653%, tender 11/1/15 (d)	15,400	15,404
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,144
Series 2008 C, 6.5% 11/15/28	11,300	13,278
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,505
Series 2011 A, 5% 4/1/19	2,000	2,273
Series 2011 A1, 5% 4/1/20	2,220	2,573
Series 2011 A2, 5% 4/1/21	2,000	2,348
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,862
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,701
Series 2013 B, 5% 6/1/21	4,000	4,172
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,610
5% 11/15/24	4,000	4,783
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,277
		385,980
North Carolina - 1.1%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,408
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,660
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16	3,000	3,066
5% 1/1/20	2,110	2,349
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,756
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,314
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	523
5% 10/1/18	810	881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 6,816
5% 6/1/22	4,000	4,512
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,882
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.573%, tender 12/1/15 (d)	12,900	12,895
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,476
		61,538
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,324
5% 2/15/23	2,175	2,506
Series 2012:
5% 2/15/21	1,500	1,735
5% 2/15/24	2,000	2,294
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,947
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,422
5% 6/1/17	3,780	4,051
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,435
5% 1/1/27	1,500	1,711
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,451
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,727
5% 6/15/26	2,590	2,837
5% 6/15/27	2,720	2,969
5% 6/15/28	2,855	3,078
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,618
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 1,500	$ 1,645
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,534
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,677
5% 10/1/22	2,000	2,277
5% 10/1/23	3,000	3,415
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,851
Series 2013 B, 4% 6/15/16	2,860	2,958
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,249
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,438
Series 2013 A2, 0.37% 1/1/16 (d)	1,615	1,616
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,266
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,144
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,809
		93,212
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,392
5% 6/1/28	1,500	1,732
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,191
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,569
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,569
5% 2/15/42	7,185	7,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,525
5% 1/1/22 (FSA Insured)	12,455	14,056
Series 2014 A:
5% 1/1/26	1,700	1,993
5% 1/1/27	6,000	6,979
5% 1/1/28	2,000	2,312
5% 1/1/29	1,570	1,805
Series 2014 B, 5% 1/1/27	2,145	2,495
		52,342
Oregon - 0.2%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,561
Series 2014 B, 5% 10/1/16	4,690	4,951
		12,512
Pennsylvania - 5.0%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	6,900	6,900
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,432
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,504
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,732
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,263
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,138
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,837
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,574
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,886
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,647
Series 2009 A, 5% 6/1/17	2,925	3,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	$ 3,115	$ 3,527
5% 3/1/22	2,000	2,265
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,216
Series 2012 B:
5% 7/1/21	8,000	8,738
5% 7/1/22	6,000	6,259
5% 1/1/23	3,000	3,068
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,869
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,512
Series 2010 A3, 5% 7/15/16	4,910	5,138
Series 2011:
5% 7/1/16	6,695	6,994
5% 7/1/21	2,100	2,427
Series 2012, 5% 7/1/16	19,100	19,952
Series 2013 1, 5% 4/1/16	3,400	3,518
Series 2013, 5% 10/15/27	10,000	11,432
Series 2015 1, 5% 3/15/29	15,000	17,073
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,396
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,355
Series 2009 B, 5% 12/1/16	12,500	13,242
Series 2013 A, 0.67% 12/1/17 (d)	7,600	7,622
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,216
0% 12/1/33 (a)	1,250	1,198
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,730
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	2,910
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,816
Tenth Series 1998, 5% 7/1/15	1,895	1,895
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2010 C:
5% 9/1/20	$ 14,000	$ 15,805
5% 9/1/21	6,000	6,681
Series 2015 A, 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	5	5
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	30	30
Pittsburgh School District:
Series 2009 A, 4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,817
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,713
5% 9/1/20 (FSA Insured)	1,000	1,158
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,150
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,947
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,250
5% 4/1/24	1,365	1,515
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,041
		271,211
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,559
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	1,998
5% 6/1/28	2,400	2,580
		14,137
South Carolina - 2.6%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,386
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,531
5% 12/1/29	3,250	3,646
Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	764
5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	$ 1,000	$ 1,075
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,268
Series 2011 B, 5% 12/1/20	2,275	2,651
Series 2012 B, 5% 12/1/19	7,200	8,263
Series 2012 C, 5% 12/1/20	7,500	8,739
Series 2013 E, 5.5% 12/1/53	6,485	7,173
Series 2014 A:
5% 12/1/49	7,500	7,993
5.5% 12/1/54	17,800	19,587
Series 2014 C:
5% 12/1/25	4,000	4,723
5% 12/1/26	4,000	4,683
5% 12/1/27	3,100	3,585
5% 12/1/46	3,500	3,775
Series 2015 C, 5% 12/1/20 (c)	42,000	47,808
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,089
		138,897
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	396
5.25% 11/1/18	1,000	1,132
Series 2014 B:
5% 11/1/24	1,235	1,456
5% 11/1/25	1,210	1,415
5% 11/1/26	200	231
		4,630
Tennessee - 0.4%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,031
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,866
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,794
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 4.75% 7/1/15	3,560	3,560
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	$ 5,000	$ 5,246
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,865
		21,686
Texas - 10.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,912
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,097
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,421
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,124
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,791
6% 1/1/18	1,000	1,056
6% 1/1/19	1,335	1,408
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,766
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,872
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,506
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,181
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,440
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured) (Pre-Refunded to 2/15/19 @ 100)	2,090	2,307
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,131
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,203
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,633
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,410
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,075
5% 11/1/16	3,000	3,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/19	$ 1,000	$ 1,148
5% 11/1/21	1,500	1,583
Series 2014 B:
5% 11/1/26 (e)	3,005	3,395
5% 11/1/27 (e)	1,280	1,431
5% 11/1/28 (e)	2,845	3,155
5% 11/1/30 (e)	5,435	5,939
5% 11/1/31 (e)	11,485	12,442
5% 11/1/32 (e)	14,530	15,692
5% 11/1/33 (e)	10,000	10,767
5% 11/1/34 (e)	2,365	2,540
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,485
Series 2014 A, 4% 8/15/16	11,900	12,368
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,117
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,902
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	196
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,254
5.25% 10/1/51	1,400	1,545
5.5% 4/1/53	5,900	6,450
Series 2013 C, 5.125% 10/1/43	2,500	2,686
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,123
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,161
Bonds Series 2012 B, 0.66%, tender 8/15/15 (d)	11,800	11,802
Series 2012 A, 0.5% 8/15/15 (d)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,264
5% 8/15/25	3,860	4,509
Series 2014 A, 5% 10/1/16	7,580	8,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,888
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	$ 8,000	$ 9,093
Series 2012 A, 5% 7/1/23 (e)	2,400	2,735
Series A, 5.5% 7/1/39	6,000	6,567
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,371
0% 8/15/15	2,000	1,999
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (d)	10,300	10,297
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,745
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,248
0% 2/15/17	1,400	1,385
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,033
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,002
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,578
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,614
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,496
Lower Colorado River Auth. Rev. Series 2015 B:
5% 5/15/25	6,810	8,022
5% 5/15/27	3,000	3,451
5% 5/15/28	2,930	3,341
5% 5/15/29	8,500	9,646
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,105
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,323
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.5%, tender 8/3/15 (d)(e)	17,300	17,300
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	183
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,329
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2013: - continued
4% 12/15/24	$ 1,825	$ 1,988
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,800
6% 9/1/41	1,000	1,195
Series 2014 A, 5% 1/1/24	5,000	5,896
6% 1/1/23	275	305
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,158
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,327
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,259
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	951
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	769
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	8,044
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,510
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,365
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,165
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,518
Series 2012, 5.25% 2/1/25	3,200	3,923
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,602
5% 9/15/24	7,490	8,705
5% 9/15/25	9,295	10,729
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,152
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,486
5% 10/1/20	2,180	2,514
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/15 (Escrowed to Maturity)	$ 1,880	$ 1,913
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,161
5% 8/15/26	1,530	1,758
5% 8/15/28	1,620	1,829
5% 8/15/33	3,800	4,199
5.5% 9/1/43	5,350	5,895
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,342
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,054
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,989
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,282
Series 2009 A, 5% 10/1/16	4,400	4,644
Series 2011 A:
5% 8/1/19 (e)	1,545	1,767
5% 8/1/21 (e)	1,530	1,794
Series 2011 C:
5% 8/1/20 (e)	1,625	1,886
5% 8/1/21 (e)	1,460	1,712
Series 2014, 5% 10/1/16	13,700	14,459
5% 4/1/25	2,915	3,217
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	316
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,126
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	19,560
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,836
4% 7/1/18	2,800	2,849
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,361
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.: - continued
Series 2007:
5% 4/1/25	$ 2,500	$ 2,670
5% 4/1/26	3,245	3,463
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,087
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,946
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,076
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	8,093
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,832
4.75% 8/15/27	2,480	2,625
Waller Independent School District:
5.5% 2/15/26	3,220	3,550
5.5% 2/15/33	4,160	4,553
5.5% 2/15/37	4,820	5,257
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	756
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,754
		548,030
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,423
5% 8/15/18	2,500	2,785
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,450
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,563
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,752
		26,973
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	$ 1,000	$ 1,141
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,431
5% 6/15/29	1,425	1,550
5% 6/15/33	1,520	1,626
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,913
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,486
Series 2014 C, 5% 8/1/16	34,625	36,331
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,421
Series Xll, 5% 4/15/16	5,100	5,287
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	7,907
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32 (c)	2,000	2,242
5% 1/1/33 (c)	2,590	2,891
		71,226
Washington - 1.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,758
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,602
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,000
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,768
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,424
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,182
5% 1/1/23	1,000	1,183
5% 1/1/24	2,330	2,750
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,747
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,536
Series 2009, 5.25% 1/1/42	1,900	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	$ 885	$ 1,036
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,414
5% 12/1/19	1,385	1,556
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,255
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,514
5% 8/15/16	2,500	2,624
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,521
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,831
Series 2015, 5% 1/1/29 (c)	1,300	1,432
		71,243
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,090
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,554
		2,644
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	3,010
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,235
Series 2014 B, 5% 5/1/16	3,300	3,427
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,366
5% 11/15/27	6,710	7,628
Series 2014:
5% 5/1/26	835	915
5% 5/1/28	1,800	1,959
5% 5/1/29	890	965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	$ 1,800	$ 2,018
5.75% 7/1/30	2,000	2,297
Series 2013 B:
5% 7/1/25	1,000	1,134
5% 7/1/36	6,985	7,468
Series 2012:
5% 6/1/27	1,800	2,023
5% 6/1/32	1,025	1,120
5% 8/15/32	1,650	1,811
5% 6/1/39	2,415	2,567
		49,943
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,338
TOTAL MUNICIPAL BONDS (Cost $4,954,929)		5,142,946
Municipal Notes - 2.5%

Connecticut - 0.5%
Hartford Gen. Oblig. BAN 2% 10/27/15	21,230	21,340
New London BAN 2% 3/24/16	4,300	4,347
		25,687
Kentucky - 0.4%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.07% 7/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(f)	20,260	20,260
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (d)	5,600	5,600
Series 2010 B1, 0.27% 7/7/15, VRDN (d)	4,700	4,700
		10,300
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.1%
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 K, 5% 7/8/15, LOC Bank of America NA, VRDN (d)	$ 7,000	$ 7,000
New Jersey - 0.5%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,022
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,129
		24,151
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,745
Rockland County Gen. Oblig. TAN 2% 3/16/16	13,200	13,318
		36,063
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (d)(e)	7,800	7,800
TOTAL MUNICIPAL NOTES (Cost $131,254)		131,261
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $5,086,183)		5,274,207
NET OTHER ASSETS (LIABILITIES) - 2.0%		109,608
NET ASSETS - 100%		$ 5,383,815
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,140,000 or 0.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,075,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 8,075
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	39.7%
Health Care	14.5%
Transportation	9.9%
Electric Utilities	9.5%
Escrowed/Pre-Refunded	8.5%
Special Tax	7.6%
Others* (Individually Less Than 5%)	10.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,086,183)		$ 5,274,207
Cash		113,892
Receivable for investments sold		14,058
Receivable for fund shares sold		34,661
Interest receivable		62,848
Other receivables		25
Total assets		5,499,691

Liabilities
Payable for investments purchased
Regular delivery	$ 440
Delayed delivery	106,101
Payable for fund shares redeemed	4,394
Distributions payable	3,199
Accrued management fee	1,106
Distribution and service plan fees payable	83
Other affiliated payables	501
Other payables and accrued expenses	52
Total liabilities		115,876

Net Assets		$ 5,383,815
Net Assets consist of:
Paid in capital		$ 5,196,670
Undistributed net investment income		669
Accumulated undistributed net realized gain (loss) on investments		(1,548)
Net unrealized appreciation (depreciation) on investments		188,024
Net Assets		$ 5,383,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($127,641 ÷ 12,275.7 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class T:
Net Asset Value and redemption price per share ($17,863 ÷ 1,719.0 shares)	$ 10.39

Maximum offering price per share (100/96.00 of $10.39)	$ 10.82
Class B:
Net Asset Value and offering price per share ($1,355 ÷ 130.3 shares)A	$ 10.40

Class C:
Net Asset Value and offering price per share ($61,180 ÷ 5,881.6 shares)A	$ 10.40

Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($4,532,863 ÷ 436,235.3 shares)	$ 10.39

Institutional Class:
Net Asset Value, offering price and redemption price per share ($642,913 ÷ 61,776.4 shares)	$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 77,900

Expenses
Management fee	$ 6,572
Transfer agent fees	2,788
Distribution and service plan fees	497
Accounting fees and expenses	337
Custodian fees and expenses	32
Independent trustees' compensation	11
Registration fees	110
Audit	30
Legal	23
Miscellaneous	20
Total expenses before reductions	10,420
Expense reductions	(33)	10,387
Net investment income (loss)		67,513
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,014)
Change in net unrealized appreciation (depreciation) on investment securities		(82,070)
Net gain (loss)		(83,084)
Net increase (decrease) in net assets resulting from operations		$ (15,571)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,513	$ 132,846
Net realized gain (loss)	(1,014)	4,296
Change in net unrealized appreciation (depreciation)	(82,070)	172,042
Net increase (decrease) in net assets resulting from operations	(15,571)	309,184
Distributions to shareholders from net investment income	(67,395)	(133,330)
Distributions to shareholders from net realized gain	(1,012)	(3,417)
Total distributions	(68,407)	(136,747)
Share transactions - net increase (decrease)	209,914	537,208
Redemption fees	14	26
Total increase (decrease) in net assets	125,950	709,671

Net Assets
Beginning of period	5,257,865	4,548,194
End of period (including undistributed net investment income of $669 and undistributed net investment income of $551, respectively)	$ 5,383,815	$ 5,257,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.115	.256	.272	.279	.318	.318
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.213	.435	(.088)
Total from investment operations	(.043)	.644	(.188)	.492	.753	.230
Distributions from net investment income	(.115)	(.257)	(.271)	(.275)	(.321)	(.317)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.117)	(.264)	(.292)	(.282)	(.333)	(.360)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Total ReturnB, C, D	(.41)%	6.38%	(1.78)%	4.75%	7.65%	2.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.67%	.66%	.65%	.68%	.68%
Expenses net of fee waivers, if any	.71%A	.67%	.66%	.65%	.68%	.68%
Expenses net of all reductions	.71%A	.67%	.65%	.65%	.68%	.68%
Net investment income (loss)	2.21%A	2.45%	2.61%	2.63%	3.12%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 115	$ 108	$ 131	$ 115	$ 113
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.118	.260	.273	.280	.319	.320
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.203	.436	(.087)
Total from investment operations	(.040)	.648	(.187)	.483	.755	.233
Distributions from net investment income	(.118)	(.261)	(.272)	(.276)	(.323)	(.320)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.120)	(.268)	(.293)	(.283)	(.335)	(.363)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Total ReturnB, C, D	(.39)%	6.43%	(1.77)%	4.66%	7.67%	2.28%
Ratios to Average Net Assets F, H
Expenses before reductions	.66%A	.63%	.64%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.66%A	.63%	.64%	.65%	.67%	.66%
Expenses net of all reductions	.66%A	.63%	.64%	.64%	.67%	.65%
Net investment income (loss)	2.26%A	2.48%	2.62%	2.64%	3.14%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 17	$ 20	$ 18	$ 13
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.088	.194	.207	.213	.254	.252
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.213	.435	(.087)
Total from investment operations	(.070)	.582	(.253)	.426	.689	.165
Distributions from net investment income	(.088)	(.195)	(.206)	(.209)	(.257)	(.252)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.090)	(.202)	(.227)	(.216)	(.269)	(.295)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Total ReturnB, C, D	(.67)%	5.76%	(2.39)%	4.10%	6.98%	1.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.26%	1.28%	1.28%	1.32%	1.32%
Expenses net of fee waivers, if any	1.24%A	1.26%	1.28%	1.28%	1.32%	1.32%
Expenses net of all reductions	1.24%A	1.26%	1.27%	1.28%	1.31%	1.31%
Net investment income (loss)	1.68%A	1.85%	1.99%	2.01%	2.49%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 3	$ 4
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.076	.176	.191	.197	.240	.240
Net realized and unrealized gain (loss)	(.158)	.389	(.460)	.203	.435	(.078)
Total from investment operations	(.082)	.565	(.269)	.400	.675	.162
Distributions from net investment income	(.076)	(.178)	(.190)	(.193)	(.243)	(.239)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.078)	(.185)	(.211)	(.200)	(.255)	(.282)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04
Total ReturnB, C, D	(.78)%	5.58%	(2.54)%	3.84%	6.82%	1.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.43%	1.43%	1.43%	1.46%	1.44%
Expenses net of fee waivers, if any	1.46%A	1.43%	1.43%	1.43%	1.46%	1.44%
Expenses net of all reductions	1.46%A	1.43%	1.43%	1.43%	1.45%	1.44%
Net investment income (loss)	1.46%A	1.69%	1.83%	1.86%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 61	$ 62	$ 81	$ 65	$ 64
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.134	.287	.301	.309	.347	.347
Net realized and unrealized gain (loss)	(.158)	.389	(.459)	.203	.435	(.077)
Total from investment operations	(.024)	.676	(.158)	.512	.782	.270
Distributions from net investment income	(.134)	(.289)	(.301)	(.305)	(.350)	(.347)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.136)	(.296)	(.322)	(.312)	(.362)	(.390)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Total ReturnB, C	(.24)%	6.71%	(1.50)%	4.95%	7.96%	2.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%A	.37%	.37%	.37%	.40%	.39%
Expenses net of fee waivers, if any	.36%A	.37%	.37%	.37%	.40%	.39%
Expenses net of all reductions	.36%A	.36%	.37%	.37%	.40%	.39%
Net investment income (loss)	2.56%A	2.75%	2.89%	2.92%	3.41%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 4,533	$ 4,453	$ 3,890	$ 4,571	$ 4,003	$ 3,807
Portfolio turnover rateF	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.129	.282	.295	.305	.343	.341
Net realized and unrealized gain (loss)	(.158)	.389	(.459)	.212	.435	(.087)
Total from investment operations	(.029)	.671	(.164)	.517	.778	.254
Distributions from net investment income	(.129)	(.284)	(.295)	(.300)	(.346)	(.341)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.131)	(.291)	(.316)	(.307)	(.358)	(.384)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.41	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04
Total ReturnB, C	(.28)%	6.65%	(1.55)%	4.99%	7.91%	2.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.41%	.42%	.42%	.44%	.46%
Expenses net of fee waivers, if any	.45%A	.41%	.42%	.42%	.44%	.46%
Expenses net of all reductions	.45%A	.41%	.42%	.41%	.44%	.46%
Net investment income (loss)	2.47%A	2.70%	2.84%	2.87%	3.37%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$ 643	$ 609	$ 468	$ 327	$ 274	$ 277
Portfolio turnover rateF	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 221,523
Gross unrealized depreciation	(33,195)
Net unrealized appreciation (depreciation) on securities	$ 188,328

Tax cost	$ 5,085,879

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $660,578 and $355,659, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 156	$ 11
Class T	-%	.25%	23	-*
Class B	.65%	.25%	8	6
Class C	.75%	.25%	310	51
			$ 497	$ 68
* Amount represents two hundred and thirty-two dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	1
Class B*	1
Class C*	25
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 117.19
Class T	13.14
Class B	1.06
Class C	56.18
Intermediate Municipal Income	2,024.09
Institutional Class	577.18
	$ 2,788

* Annualized

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 1,363	$ 2,698
Class T	200	440
Class B	14	41
Class C	450	1,010
Intermediate Municipal Income	57,521	114,784
Institutional Class	7,847	14,357
Total	$ 67,395	$ 133,330
From net realized gain
Class A	$ 23	$ 75
Class T	3	12
Class B	-*	1
Class C	12	40
Intermediate Municipal Income	855	2,899
Institutional Class	119	390
Total	$ 1,012	$ 3,417

* Amount represents three hundred thirty-eight dollars

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,420	3,333	$ 25,566	$ 34,874
Reinvestment of distributions	120	230	1,260	2,411
Shares redeemed	(1,147)	(3,327)	(12,058)	(34,725)
Net increase (decrease)	1,393	236	$ 14,768	$ 2,560
Class T
Shares sold	70	149	$ 739	$ 1,563
Reinvestment of distributions	17	29	178	306
Shares redeemed	(69)	(176)	(725)	(1,832)
Net increase (decrease)	18	2	$ 192	$ 37

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class B
Shares sold	1	2	$ 9	$ 28
Reinvestment of distributions	1	3	9	27
Shares redeemed	(47)	(65)	(486)	(682)
Net increase (decrease)	(45)	(60)	$ (468)	$ (627)
Class C
Shares sold	664	1,135	$ 7,009	$ 11,929
Reinvestment of distributions	37	80	394	838
Shares redeemed	(563)	(1,534)	(5,912)	(16,029)
Net increase (decrease)	138	(319)	$ 1,491	$ (3,262)
Intermediate Municipal Income
Shares sold	50,056	96,331	$ 526,941	$ 1,006,159
Reinvestment of distributions	3,908	7,889	41,115	82,535
Shares redeemed	(39,752)	(64,576)	(417,874)	(673,069)
Net increase (decrease)	14,212	39,644	$ 150,182	$ 415,625
Institutional Class
Shares sold	10,560	19,704	$ 111,506	$ 206,317
Reinvestment of distributions	574	1,025	6,048	10,749
Shares redeemed	(7,019)	(9,009)	(73,805)	(94,191)
Net increase (decrease)	4,115	11,720	$ 43,749	$ 122,875

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIMI-USAN-0815
1.820146.109

Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.71%
Actual		$ 1,000.00	$ 995.90	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class T	.66%
Actual		$ 1,000.00	$ 996.10	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class B	1.24%
Actual		$ 1,000.00	$ 993.30	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class C	1.46%
Actual		$ 1,000.00	$ 992.20	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 997.60	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.45%
Actual		$ 1,000.00	$ 997.20	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.6	10.4
Illinois	13.5	13.8
Texas	10.2	10.1
California	9.0	9.2
New York	7.9	8.2
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	37.9
Health Care	14.5	14.9
Transportation	9.9	9.4
Electric Utilities	9.5	8.6
Escrowed/Pre-Refunded	8.5	7.5
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	4.9	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	4.9	4.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 7.3%	AAA 8.6%
AA,A 75.9%	AA,A 75.7%
BBB 7.5%	BBB 8.3%
BB and Below 2.0%	BB and Below 0.4%
Not Rated 2.8%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,748
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,330
		5,078
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,372
5% 10/1/17 (FSA Insured)	10,000	10,882
5% 10/1/18 (FSA Insured)	2,500	2,794
5.25% 10/1/20 (FSA Insured)	6,695	7,701
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,797
6% 1/1/27	1,400	1,544
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,976
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,424
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,491
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,215
5% 7/1/28	7,470	8,550
5% 7/1/29	8,140	9,257
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,150
5% 7/1/25 (FSA Insured)	2,125	2,514
5% 7/1/26 (FSA Insured)	3,670	4,272
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,217
Series 2011 C, 5% 7/1/21	1,000	1,168
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,550
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,500
5% 7/1/25	2,000	2,316
Series 2012 A:
5% 7/1/22	500	592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/23	$ 1,100	$ 1,308
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	674
		112,264
California - 9.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,976
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,590
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,821
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	6,046
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,580
5% 12/1/29	4,865	5,627
California Econ. Recovery Series 2009 A:
5% 7/1/18	1,030	1,154
5% 7/1/18 (Escrowed to Maturity)	3,480	3,896
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,623
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,070
5% 3/1/26	2,200	2,264
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,723
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,295
6% 3/1/33	12,375	14,850
6% 4/1/38	7,500	8,742
6% 11/1/39	35,800	42,562
6.5% 4/1/33	150	178
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,000	2,000
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	117
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	$ 4,000	$ 4,673
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (d)	4,500	4,552
Series 2011 D, 5% 8/15/35	3,000	3,271
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(d)(e)	24,675	24,675
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,147
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,184
5% 11/1/24	1,000	1,182
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,738
5.25% 10/1/25	4,000	4,728
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,757
Series 2012 A:
5% 4/1/22	2,100	2,482
5% 4/1/23	5,000	5,868
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,809
5% 12/1/21	2,500	2,962
Series 2005 K, 5% 11/1/16	7,195	7,301
Series 2009 G1, 5.75% 10/1/30	2,100	2,450
Series 2009 I, 6.125% 11/1/29	1,300	1,546
Series 2010 A, 5.75% 3/1/30	4,100	4,780
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,835
5.75% 11/1/28	5,000	5,822
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	697
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.493%, tender 12/12/15 (d)	14,800	14,797
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,010
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	$ 5,000	$ 5,613
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,753
Series 2010 C, 5.25% 8/1/39	3,700	4,290
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,434
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29	10,000	11,650
Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	1,500	1,500
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,744
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,661
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,272
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/34 @ 100)	4,000	4,626
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,156
5% 7/1/23	3,800	4,375
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,354
5% 7/1/20	2,000	2,276
5% 7/1/21	1,500	1,701
5% 7/1/22	2,250	2,546
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,735
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,622
Series 2013, 6.25% 8/1/28	1,860	2,182
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,756
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,841
Poway Unified School District Series B:
0% 8/1/36	12,950	4,957
0% 8/1/37	16,850	6,110
0% 8/1/38	4,650	1,596
0% 8/1/40	2,240	687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing.:
5% 9/1/25	$ 1,160	$ 1,310
5% 9/1/28	1,600	1,770
5% 9/1/32	1,685	1,824
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,972
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	811
5.25% 7/1/21	700	820
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,195
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,083
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,580
5.25% 8/1/26	2,200	2,463
5.5% 8/1/20	2,000	2,297
Series 2009 B, 5% 8/1/18	7,355	8,071
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,333
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,699
5% 5/15/22	2,000	2,281
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,155
0% 7/1/39	7,200	2,447
0% 7/1/46	20,405	4,881
0% 7/1/47	13,000	2,960
Series 2008 E, 0% 7/1/49	4,500	907
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,702
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,546
0% 8/1/37	2,000	752
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,727
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,524
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,168
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,795
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	351
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	5,000
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,993
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,144
		486,207
Colorado - 0.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,015
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,423
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,361
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,105
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	5,800	5,873
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,348
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,329
Series 2010 A:
0% 9/1/35	2,000	852
0% 9/1/37	3,000	1,164
0% 9/1/38	3,760	1,391
		26,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	$ 15,940	$ 16,312
Series 2012 C, 5% 6/1/16	12,230	12,744
Series 2012 E, 5% 9/15/23	3,000	3,504
Series 2013 A:
0.3% 3/1/16 (d)	1,400	1,401
0.41% 3/1/17 (d)	1,600	1,602
Series 2014 C, 5% 12/15/16	20,600	21,902
Series 2014 D, 2% 6/15/16	4,400	4,469
Series 2014 E, 4% 9/1/16	15,000	15,603
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,225
		82,762
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,495
5% 1/1/24	1,270	1,503
5% 1/1/25	2,750	3,234
		8,232
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,227
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,706
		15,933
Florida - 13.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,802
5% 7/1/30	7,455	8,384
Series 2015 C, 5% 7/1/24	3,000	3,542
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,617
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,275
Series 2012 A:
5% 7/1/21	5,380	6,234
5% 7/1/22	5,000	5,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/25	$ 5,635	$ 6,432
5% 7/1/26	24,585	27,829
Series 2015 A:
5% 7/1/26	11,500	13,332
5% 7/1/27	9,165	10,481
5% 7/1/28	4,000	4,545
Series 2015 B:
5% 7/1/25	2,160	2,530
5% 7/1/26	11,670	13,529
5% 7/1/27	7,900	9,035
5% 7/1/28	13,510	15,352
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,238
Series 2011 A1, 5% 6/1/18	2,000	2,205
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,533
5% 12/1/23	2,245	2,627
5% 12/1/24	2,365	2,766
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	2,105	2,112
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,680
Series 2009 A, 5% 6/1/16	2,000	2,084
Series 2009 C, 5% 6/1/16	3,900	4,064
Series 2009 D, 5% 6/1/21	2,780	3,177
Series 2011 A, 5% 6/1/16	6,100	6,357
Series 2011 C:
5% 6/1/20	12,380	14,440
5% 6/1/22	10,000	11,711
Series 2011 E, 5% 6/1/24	5,000	5,804
Series 2012 C, 5% 6/1/16	5,600	5,836
Series A, 5.5% 6/1/38	1,800	2,004
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,459
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	$ 3,600	$ 3,973
5% 10/1/28	5,000	5,474
5% 10/1/29	2,725	2,971
5% 10/1/30	2,475	2,685
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,069
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,310
Series 2015 B:
5% 10/1/24	1,000	1,177
5% 10/1/27	1,500	1,731
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,409
5% 6/1/35	2,500	2,671
5% 6/1/46	2,340	2,450
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,842
5% 11/15/18	2,000	2,237
Series 2008 B, 6% 11/15/37	12,000	13,852
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	153
5% 11/15/17 (Pre-Refunded to 11/16/15 @ 100)	1,050	1,069
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,581
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,118
5% 7/1/25	2,000	2,345
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,132
5% 9/1/22	2,270	2,605
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,701
5% 10/1/23	5,320	6,261
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,354
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,017
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured)	$ 1,000	$ 1,163
5% 6/1/26 (FSA Insured)	1,800	2,069
5% 6/1/28 (FSA Insured)	500	566
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,154
5% 11/15/22	500	579
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,137
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,287
Series 2012 A:
5% 10/1/22 (e)	3,000	3,470
5% 10/1/24 (e)	10,000	11,389
5% 10/1/24	2,165	2,512
Series 2014 A:
5% 10/1/27 (e)	1,325	1,498
5% 10/1/29 (e)	2,805	3,123
5% 10/1/37	7,400	8,146
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,591
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,316
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,840
Series 2014 A, 5% 7/1/44	1,800	1,936
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,907
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,326
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/15 (AMBAC Insured)	5,990	6,013
Series 2014 D:
5% 11/1/24	11,680	13,691
5% 11/1/25	12,235	14,168
5% 11/1/26	7,950	9,109
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,894
Series 2015 B, 5% 5/1/28 (c)	13,690	15,629
Series 2016 A:
5% 8/1/27 (c)	7,560	8,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2016 A:
5% 5/1/31 (c)	$ 19,770	$ 21,365
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,462
5% 7/1/42	1,675	1,819
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,025
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,441
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,228
5.75% 10/1/43	535	589
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,510
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,149
Series 2012 A, 5% 10/1/42	12,650	13,095
Series 2012 B, 5% 10/1/42	5,200	5,383
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,571
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,566
Series 2015 C, 5% 8/1/29	7,000	8,045
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,310
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,729
5% 10/1/20	3,500	4,103
Series 2012 A:
5% 10/1/23	1,700	2,038
5% 10/1/25	900	1,094
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,783
Series 2015 B:
5% 8/1/25	1,625	1,927
5% 8/1/27	8,285	9,637
5% 8/1/28	5,485	6,309
Series 2015 D:
5% 8/1/26	24,065	28,152
5% 8/1/27	10,910	12,640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 D:
5% 8/1/28	$ 3,730	$ 4,280
5% 8/1/26	10,460	12,276
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,020
Series 2011, 5% 10/1/24	8,600	10,216
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	5,760
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,410	1,410
Series 2013 A:
5% 7/1/25	2,000	2,304
5% 7/1/27	4,255	4,833
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,066
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,029
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,881
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,717
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,457
5% 10/1/18 (FSA Insured) (e)	10,515	11,645
5% 10/1/19 (FSA Insured) (e)	5,965	6,724
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,144
		732,289
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,170
5% 11/1/29	2,500	2,895
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,207
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,415
6.125% 9/1/40	7,190	7,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	$ 1,480	$ 1,740
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,040
5% 11/1/18	6,000	6,717
5% 11/1/19	3,000	3,407
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	32,034
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,269
5.25% 1/1/20	1,625	1,879
Series 2008 D, 5.75% 1/1/19	11,500	13,041
Series 2009 B, 5% 1/1/16	2,500	2,556
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	744
Series 2011 A, 5% 1/1/21	9,000	10,447
Series GG:
5% 1/1/22	3,000	3,517
5% 1/1/24	3,625	4,243
5% 1/1/25	1,250	1,449
5% 1/1/26	5,000	5,742
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,655
Series Q, 5% 10/1/22	2,000	2,303
Series S:
5% 10/1/22	1,275	1,468
5% 10/1/24	2,425	2,820
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,123
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,153
		156,859
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	4,995
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,071
		9,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 3,095
6.75% 11/1/37	2,600	2,975
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,872
		7,942
Illinois - 13.5%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,137
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,629
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,805
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,295
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,443
Series 2010 F, 5% 12/1/31	20,000	18,641
Series 2011 A, 5.5% 12/1/39	5,900	5,611
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,978
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,811
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,291
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,518
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	191
Series 2008 C, 5% 1/1/34	1,300	1,235
Series 2009 A, 5% 1/1/22	2,930	2,959
Series 2012 A:
5% 1/1/33	5,000	4,781
5% 1/1/34	2,090	1,986
Series 2012 C:
5% 1/1/23	4,115	4,135
5% 1/1/25	1,000	988
5% 1/1/26	1,310	1,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
5% 1/1/27	$ 3,085	$ 3,016
5.25% 1/1/29	12,100	11,860
5.25% 1/1/30	17,000	16,612
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	392
5% 1/1/22	1,000	1,158
5% 1/1/24	3,330	3,872
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
Series 2010 D:
5.25% 1/1/18 (e)	750	812
5.25% 1/1/19 (e)	5,125	5,650
Series 2011 B, 5% 1/1/20	4,430	5,004
Series 2011 C, 6.5% 1/1/41	14,475	17,108
Series 2012 A, 5% 1/1/22	1,750	2,009
Series 2012 B, 5% 1/1/22 (e)	7,000	7,908
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,371
5% 1/1/23	3,400	3,607
5% 1/1/24	2,000	2,110
5.25% 1/1/37	3,385	3,458
5.25% 1/1/40	1,575	1,603
Series 2014 D, 4% 1/1/19	2,000	2,078
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,449
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,779
5% 6/1/19 (AMBAC Insured)	3,705	3,824
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	791
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,413
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,410
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,101
5% 12/15/24	1,000	1,094
Series 2012 C, 5% 12/15/25	2,120	2,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	$ 17,925	$ 19,173
Series 2010 G, 5% 11/15/25	2,940	3,092
Series 2011 A, 5.25% 11/15/24	1,500	1,612
Series 2012 C:
5% 11/15/22	2,000	2,171
5% 11/15/23	4,980	5,360
5% 11/15/24	18,655	19,944
5% 11/15/25 (FSA Insured)	520	559
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,884
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,632
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	869
Series 2006, 5.25% 5/1/24	2,420	2,501
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,609
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,808
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,446
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	3,062
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,802
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,470
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,283
5% 5/15/19	3,940	4,441
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,429
6.25% 5/1/21	6,395	7,550
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	16,009
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	$ 4,700	$ 5,328
Series 2008 A, 5.625% 1/1/37	21,070	22,632
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	7,010
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	396
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,798
Series 2010 A:
5.5% 8/15/24	2,145	2,403
5.75% 8/15/29	1,440	1,602
Series 2010, 5.25% 8/15/36	675	711
Series 2012 A, 5% 5/15/23	1,480	1,683
Series 2012:
5% 9/1/32	8,100	8,641
5% 9/1/38	10,910	11,499
5% 11/15/43	3,265	3,424
Series 2013:
5% 11/15/26	2,675	3,035
5% 11/15/29	805	897
5% 5/15/43	7,800	8,173
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	5	5
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	2,810	2,842
5% 11/15/21	400	464
5% 11/15/26	3,025	3,460
5% 8/15/35	4,300	4,555
5% 8/15/44	24,700	25,734
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Series 2006:
5% 1/1/18	9,600	10,158
5% 1/1/19	3,200	3,425
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,386
5% 1/1/21 (FSA Insured)	12,000	12,865
Series 2012 A, 5% 1/1/33	3,600	3,652
Series 2012:
5% 8/1/19	4,475	4,819
5% 3/1/20	3,280	3,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/21	$ 2,750	$ 2,983
5% 8/1/21	1,600	1,737
5% 3/1/22	5,000	5,392
5% 8/1/22	6,600	7,117
5% 8/1/23	3,400	3,666
Series 2013, 5.5% 7/1/38	4,000	4,181
Series 2014, 5.25% 2/1/31	8,000	8,342
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,437
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,416
Series 2013, 5% 6/15/25	13,360	15,347
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,404
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	36,196
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,621
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,052
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,722
0% 12/1/18 (Escrowed to Maturity)	595	568
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	859
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,259
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,580
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C, 0% 12/1/15 (FSA Insured)	3,810	3,792
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,920
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,733
5% 2/1/27	6,000	7,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415	$ 1,255
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,878
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,232
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,791
0% 6/15/44 (FSA Insured)	37,400	8,489
0% 6/15/47 (FSA Insured)	3,755	726
Series 2012 B, 0% 12/15/51	48,500	7,356
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,210
0% 6/15/16 (Escrowed to Maturity)	1,050	1,046
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,467
0% 6/15/17 (Escrowed to Maturity)	1,175	1,156
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,996
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	455
5% 10/1/17 (Escrowed to Maturity)	580	634
5% 10/1/19	630	688
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	924
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,106
Series 2013:
6% 10/1/42	3,900	4,445
6.25% 10/1/38	3,900	4,402
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	989
0% 11/1/16 (FSA Insured)	3,005	2,963
0% 11/1/17 (FSA Insured)	1,300	1,257
		723,985
Indiana - 3.4%
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21	1,405	1,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,850	$ 6,653
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,098
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	860	861
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,012
5.25% 7/15/16 (FSA Insured)	2,095	2,171
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,832
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(e)	1,650	1,667
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.48%, tender 9/1/15 (d)(e)	8,700	8,700
Series A, 0.48%, tender 5/1/34 (d)(e)	2,900	2,900
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,630
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,615
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,316
5.25% 9/1/27 (e)	700	779
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,490
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,352
5% 12/1/17	855	934
Series 2012:
5% 3/1/22	1,000	1,133
5% 3/1/23	1,500	1,710
5% 3/1/30	1,050	1,150
5% 3/1/41	5,310	5,630
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,520
Series 2015 A:
5% 10/1/26	2,475	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev.: - continued
(CWA Auth. Proj.):
Series 2015 A:
5% 10/1/28	$ 1,180	$ 1,360
Series 2011 A, 5.25% 10/1/24	4,025	4,726
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,143
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	5,993
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,479
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,157
5% 1/1/25	1,000	1,148
5% 1/1/26	2,745	3,137
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,939
0% 12/1/17 (AMBAC Insured)	1,470	1,427
0% 6/1/18 (AMBAC Insured)	1,740	1,666
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,548
5% 10/1/21	5,500	6,368
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,595
5% 7/15/22	1,000	1,174
5% 7/15/23	2,700	3,160
5% 7/15/24	4,185	4,855
5% 7/15/25	4,330	4,982
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19	1,530	1,532
5.25% 7/15/27	1,310	1,312
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	745	746
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,465
		181,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,801
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,244
		5,045
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	326
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,246
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,125
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,597
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (Pre-Refunded to 8/1/15 @ 101)	1,430	1,450
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,492
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,180
5% 9/1/24	4,415	5,062
Series 2012 B, 5% 9/1/24	1,500	1,720
		21,198
Kentucky - 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,347
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,407
(#90 Proj.) 5.75% 11/1/23	12,000	13,708
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,847
5.75% 10/1/38	6,430	7,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 23,325	$ 26,407
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,049
		61,207
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.599%, tender 5/1/17 (d)	30,000	30,096
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,052
Louisiana Pub. Facilities Auth. Rev.:
5% 7/1/15	1,705	1,705
5% 7/1/15 (Escrowed to Maturity)	1,035	1,035
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,487
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,870
5% 1/1/25 (e)	2,000	2,303
5% 1/1/27 (e)	2,250	2,534
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,772
Series 2012, 5% 12/1/20	3,200	3,610
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,522
		70,986
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,669
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,265
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,132
Series 2014, 5% 7/1/16	4,340	4,537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2015:
5% 7/1/25	$ 2,295	$ 2,783
5% 7/1/27	2,000	2,371
		18,757
Maryland - 1.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,652
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,710
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,237
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,284
5% 7/1/18	2,500	2,771
Series 2010, 5.125% 7/1/39	3,600	3,905
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	899
Bonds:
Series 2012 C, 0.953%, tender 11/15/17 (d)	14,700	14,822
Series 2013 A:
0.703%, tender 5/15/18 (d)	5,500	5,503
0.723%, tender 5/15/18 (d)	8,400	8,401
Series 2010, 5.625% 7/1/30	2,400	2,575
Series 2013 A:
5% 7/1/24	1,245	1,420
5% 7/1/25	1,060	1,201
Series 2015:
5% 7/1/27 (c)	1,000	1,110
5% 7/1/28 (c)	1,300	1,434
5% 7/1/29 (c)	2,200	2,412
5% 7/1/31 (c)	1,000	1,085
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,723
Series 2009 A, 5% 11/1/16	15,570	16,499
		88,643
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,094
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (d)	7,100	7,109
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,465
Series 2015 D, 5% 7/1/44	4,855	5,108
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,416
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	6,044
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,599
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,362
Series 2011 A, 5% 4/1/23	10,000	11,754
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,151
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,559
5% 7/1/21	4,700	5,348
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,044
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,540
		87,534
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,054
Series 2006 D, 0.784% 7/1/32 (d)	5,520	4,826
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/15	665	678
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,043
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,143
5% 11/15/21	650	746
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,725
5% 6/1/27	2,300	2,508
5% 6/1/39	4,930	5,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 B, 5% 7/1/22	$ 2,900	$ 3,031
Series 2012:
5% 11/15/36	7,100	7,652
5% 11/15/42	1,560	1,661
Series 2013:
5% 8/15/28	5,585	6,193
5% 8/15/29	2,000	2,206
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,040
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,648
Series 2008 A1:
6.5% 12/1/33	1,135	1,305
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,144
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,625
Series 2014, 5% 11/15/16	5,000	5,302
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,275
Series 2014 D:
5% 9/1/22	1,000	1,161
5% 9/1/24	2,000	2,334
		112,509
Minnesota - 0.8%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,701
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,320
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,799
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,176
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,619
5% 1/1/20	4,500	5,139
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	$ 1,540	$ 1,683
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,581
		42,523
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (d)	3,650	3,653
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2 0.5%, tender 7/9/15 (d)(g)	8,075	8,075
		11,728
Missouri - 0.0%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	894
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
		2,350
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,181
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,686
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,748
		5,615
Nevada - 0.9%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (e)	14,900	14,900
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (d)	12,000	11,916
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,648
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	$ 1,000	$ 1,182
5% 6/1/23	2,000	2,350
5% 6/1/24	2,000	2,333
5% 6/1/25	1,050	1,212
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,643
Series 2013 D1, 5% 3/1/25	2,825	3,340
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,063
		50,353
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,902
Series 2012:
4% 7/1/22	1,350	1,405
5% 7/1/26	1,280	1,401
Series 2013 A, 5% 10/1/43	2,430	2,569
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,633
5% 2/1/23	2,215	2,578
5% 2/1/24	1,775	2,050
		17,538
New Jersey - 2.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,334
5% 2/15/25	1,000	1,143
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,342
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,102
5.25% 6/15/21	4,500	4,893
5.25% 6/15/22	10,585	11,423
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,261
Series 2013 I, 5.5% 9/1/19	4,385	4,844
Series 2013:
5% 3/1/23	9,300	10,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013:
5% 3/1/24	$ 12,800	$ 13,679
5% 3/1/25	1,400	1,485
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,235
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,093
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	345
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,333
Series 2012 AA:
5% 6/15/23	7,500	8,073
5% 6/15/24	12,000	12,818
Series 2014 AA:
5% 6/15/25	12,500	13,296
5% 6/15/26	7,500	7,926
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,892
		140,545
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (d)	11,810	11,728
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,030
4% 9/1/16	3,000	3,116
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,130
		23,004
New York - 7.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,203
5.75% 7/1/40	1,000	1,138
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,890
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	454
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2014 J, 3% 8/1/16	$ 10,100	$ 10,379
Series 2014 K, 3% 8/1/16	5,045	5,184
Series 2015 A, 3% 8/1/16	47,530	48,844
Series 2015 B, 3% 8/1/16	10,100	10,379
Series J7, 0.54% 8/1/21 (d)	4,000	4,002
Series J8, 0.45% 8/1/21 (d)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,528
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	917
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,921
Series 2009 S2, 6% 7/15/38	7,000	7,986
Series 2009 S3:
5.25% 1/15/34	17,500	19,681
5.25% 1/15/39	2,600	2,910
Series 2009 S4, 5.75% 1/15/39	6,400	7,357
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,578
5% 2/1/21	3,510	4,107
Series 2010 B, 5% 11/1/20	37,195	42,957
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	157
Series 2012 A, 5% 11/1/21	5,460	6,456
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,751
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,987
Series 2009 A, 5% 3/15/19	11,040	12,559
Series 2013 A, 5% 2/15/16	6,600	6,790
Series A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,476
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	700	748
Series 2009 A:
5% 7/1/20	5,000	5,689
5% 7/1/21	12,335	14,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 13,625	$ 15,127
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.653%, tender 11/1/15 (d)	15,400	15,404
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,144
Series 2008 C, 6.5% 11/15/28	11,300	13,278
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,505
Series 2011 A, 5% 4/1/19	2,000	2,273
Series 2011 A1, 5% 4/1/20	2,220	2,573
Series 2011 A2, 5% 4/1/21	2,000	2,348
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,862
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,701
Series 2013 B, 5% 6/1/21	4,000	4,172
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,610
5% 11/15/24	4,000	4,783
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,277
		385,980
North Carolina - 1.1%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,408
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,660
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16	3,000	3,066
5% 1/1/20	2,110	2,349
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,756
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,314
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	523
5% 10/1/18	810	881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 6,816
5% 6/1/22	4,000	4,512
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,882
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.573%, tender 12/1/15 (d)	12,900	12,895
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,476
		61,538
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,324
5% 2/15/23	2,175	2,506
Series 2012:
5% 2/15/21	1,500	1,735
5% 2/15/24	2,000	2,294
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,947
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,422
5% 6/1/17	3,780	4,051
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,435
5% 1/1/27	1,500	1,711
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,451
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,727
5% 6/15/26	2,590	2,837
5% 6/15/27	2,720	2,969
5% 6/15/28	2,855	3,078
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,618
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 1,500	$ 1,645
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,534
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,677
5% 10/1/22	2,000	2,277
5% 10/1/23	3,000	3,415
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,851
Series 2013 B, 4% 6/15/16	2,860	2,958
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,249
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,438
Series 2013 A2, 0.37% 1/1/16 (d)	1,615	1,616
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,266
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,144
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,809
		93,212
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,392
5% 6/1/28	1,500	1,732
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,191
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,569
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,569
5% 2/15/42	7,185	7,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,525
5% 1/1/22 (FSA Insured)	12,455	14,056
Series 2014 A:
5% 1/1/26	1,700	1,993
5% 1/1/27	6,000	6,979
5% 1/1/28	2,000	2,312
5% 1/1/29	1,570	1,805
Series 2014 B, 5% 1/1/27	2,145	2,495
		52,342
Oregon - 0.2%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,561
Series 2014 B, 5% 10/1/16	4,690	4,951
		12,512
Pennsylvania - 5.0%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	6,900	6,900
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,432
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,504
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,732
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,263
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,138
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,837
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,574
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,886
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,647
Series 2009 A, 5% 6/1/17	2,925	3,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	$ 3,115	$ 3,527
5% 3/1/22	2,000	2,265
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,216
Series 2012 B:
5% 7/1/21	8,000	8,738
5% 7/1/22	6,000	6,259
5% 1/1/23	3,000	3,068
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,869
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,512
Series 2010 A3, 5% 7/15/16	4,910	5,138
Series 2011:
5% 7/1/16	6,695	6,994
5% 7/1/21	2,100	2,427
Series 2012, 5% 7/1/16	19,100	19,952
Series 2013 1, 5% 4/1/16	3,400	3,518
Series 2013, 5% 10/15/27	10,000	11,432
Series 2015 1, 5% 3/15/29	15,000	17,073
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,396
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,355
Series 2009 B, 5% 12/1/16	12,500	13,242
Series 2013 A, 0.67% 12/1/17 (d)	7,600	7,622
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,216
0% 12/1/33 (a)	1,250	1,198
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,730
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	2,910
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,816
Tenth Series 1998, 5% 7/1/15	1,895	1,895
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2010 C:
5% 9/1/20	$ 14,000	$ 15,805
5% 9/1/21	6,000	6,681
Series 2015 A, 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	5	5
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	30	30
Pittsburgh School District:
Series 2009 A, 4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,817
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,713
5% 9/1/20 (FSA Insured)	1,000	1,158
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,150
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,947
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,250
5% 4/1/24	1,365	1,515
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,041
		271,211
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,559
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	1,998
5% 6/1/28	2,400	2,580
		14,137
South Carolina - 2.6%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,386
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,531
5% 12/1/29	3,250	3,646
Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	764
5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	$ 1,000	$ 1,075
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,268
Series 2011 B, 5% 12/1/20	2,275	2,651
Series 2012 B, 5% 12/1/19	7,200	8,263
Series 2012 C, 5% 12/1/20	7,500	8,739
Series 2013 E, 5.5% 12/1/53	6,485	7,173
Series 2014 A:
5% 12/1/49	7,500	7,993
5.5% 12/1/54	17,800	19,587
Series 2014 C:
5% 12/1/25	4,000	4,723
5% 12/1/26	4,000	4,683
5% 12/1/27	3,100	3,585
5% 12/1/46	3,500	3,775
Series 2015 C, 5% 12/1/20 (c)	42,000	47,808
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,089
		138,897
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	396
5.25% 11/1/18	1,000	1,132
Series 2014 B:
5% 11/1/24	1,235	1,456
5% 11/1/25	1,210	1,415
5% 11/1/26	200	231
		4,630
Tennessee - 0.4%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,031
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,866
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,794
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 4.75% 7/1/15	3,560	3,560
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	$ 5,000	$ 5,246
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,865
		21,686
Texas - 10.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,912
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,097
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,421
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,124
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,791
6% 1/1/18	1,000	1,056
6% 1/1/19	1,335	1,408
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,766
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,872
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,506
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,181
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,440
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured) (Pre-Refunded to 2/15/19 @ 100)	2,090	2,307
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,131
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,203
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,633
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,410
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,075
5% 11/1/16	3,000	3,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/19	$ 1,000	$ 1,148
5% 11/1/21	1,500	1,583
Series 2014 B:
5% 11/1/26 (e)	3,005	3,395
5% 11/1/27 (e)	1,280	1,431
5% 11/1/28 (e)	2,845	3,155
5% 11/1/30 (e)	5,435	5,939
5% 11/1/31 (e)	11,485	12,442
5% 11/1/32 (e)	14,530	15,692
5% 11/1/33 (e)	10,000	10,767
5% 11/1/34 (e)	2,365	2,540
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,485
Series 2014 A, 4% 8/15/16	11,900	12,368
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,117
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,902
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	196
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,254
5.25% 10/1/51	1,400	1,545
5.5% 4/1/53	5,900	6,450
Series 2013 C, 5.125% 10/1/43	2,500	2,686
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,123
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,161
Bonds Series 2012 B, 0.66%, tender 8/15/15 (d)	11,800	11,802
Series 2012 A, 0.5% 8/15/15 (d)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,264
5% 8/15/25	3,860	4,509
Series 2014 A, 5% 10/1/16	7,580	8,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,888
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	$ 8,000	$ 9,093
Series 2012 A, 5% 7/1/23 (e)	2,400	2,735
Series A, 5.5% 7/1/39	6,000	6,567
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,371
0% 8/15/15	2,000	1,999
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (d)	10,300	10,297
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,745
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,248
0% 2/15/17	1,400	1,385
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,033
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,002
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,578
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,614
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,496
Lower Colorado River Auth. Rev. Series 2015 B:
5% 5/15/25	6,810	8,022
5% 5/15/27	3,000	3,451
5% 5/15/28	2,930	3,341
5% 5/15/29	8,500	9,646
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,105
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,323
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.5%, tender 8/3/15 (d)(e)	17,300	17,300
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	183
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,329
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2013: - continued
4% 12/15/24	$ 1,825	$ 1,988
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,800
6% 9/1/41	1,000	1,195
Series 2014 A, 5% 1/1/24	5,000	5,896
6% 1/1/23	275	305
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,158
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,327
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,259
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	951
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	769
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	8,044
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,510
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,365
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,165
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,518
Series 2012, 5.25% 2/1/25	3,200	3,923
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,602
5% 9/15/24	7,490	8,705
5% 9/15/25	9,295	10,729
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,152
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,486
5% 10/1/20	2,180	2,514
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/15 (Escrowed to Maturity)	$ 1,880	$ 1,913
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,161
5% 8/15/26	1,530	1,758
5% 8/15/28	1,620	1,829
5% 8/15/33	3,800	4,199
5.5% 9/1/43	5,350	5,895
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,342
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,054
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,989
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,282
Series 2009 A, 5% 10/1/16	4,400	4,644
Series 2011 A:
5% 8/1/19 (e)	1,545	1,767
5% 8/1/21 (e)	1,530	1,794
Series 2011 C:
5% 8/1/20 (e)	1,625	1,886
5% 8/1/21 (e)	1,460	1,712
Series 2014, 5% 10/1/16	13,700	14,459
5% 4/1/25	2,915	3,217
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	316
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,126
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	19,560
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,836
4% 7/1/18	2,800	2,849
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,361
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.: - continued
Series 2007:
5% 4/1/25	$ 2,500	$ 2,670
5% 4/1/26	3,245	3,463
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,087
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,946
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,076
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	8,093
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,832
4.75% 8/15/27	2,480	2,625
Waller Independent School District:
5.5% 2/15/26	3,220	3,550
5.5% 2/15/33	4,160	4,553
5.5% 2/15/37	4,820	5,257
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	756
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,754
		548,030
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,423
5% 8/15/18	2,500	2,785
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,450
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,563
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,752
		26,973
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	$ 1,000	$ 1,141
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,431
5% 6/15/29	1,425	1,550
5% 6/15/33	1,520	1,626
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,913
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,486
Series 2014 C, 5% 8/1/16	34,625	36,331
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,421
Series Xll, 5% 4/15/16	5,100	5,287
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	7,907
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32 (c)	2,000	2,242
5% 1/1/33 (c)	2,590	2,891
		71,226
Washington - 1.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,758
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,602
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,000
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,768
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,424
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,182
5% 1/1/23	1,000	1,183
5% 1/1/24	2,330	2,750
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,747
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,536
Series 2009, 5.25% 1/1/42	1,900	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	$ 885	$ 1,036
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,414
5% 12/1/19	1,385	1,556
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,255
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,514
5% 8/15/16	2,500	2,624
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,521
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,831
Series 2015, 5% 1/1/29 (c)	1,300	1,432
		71,243
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,090
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,554
		2,644
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	3,010
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,235
Series 2014 B, 5% 5/1/16	3,300	3,427
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,366
5% 11/15/27	6,710	7,628
Series 2014:
5% 5/1/26	835	915
5% 5/1/28	1,800	1,959
5% 5/1/29	890	965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	$ 1,800	$ 2,018
5.75% 7/1/30	2,000	2,297
Series 2013 B:
5% 7/1/25	1,000	1,134
5% 7/1/36	6,985	7,468
Series 2012:
5% 6/1/27	1,800	2,023
5% 6/1/32	1,025	1,120
5% 8/15/32	1,650	1,811
5% 6/1/39	2,415	2,567
		49,943
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,338
TOTAL MUNICIPAL BONDS (Cost $4,954,929)		5,142,946
Municipal Notes - 2.5%

Connecticut - 0.5%
Hartford Gen. Oblig. BAN 2% 10/27/15	21,230	21,340
New London BAN 2% 3/24/16	4,300	4,347
		25,687
Kentucky - 0.4%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.07% 7/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(f)	20,260	20,260
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (d)	5,600	5,600
Series 2010 B1, 0.27% 7/7/15, VRDN (d)	4,700	4,700
		10,300
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.1%
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 K, 5% 7/8/15, LOC Bank of America NA, VRDN (d)	$ 7,000	$ 7,000
New Jersey - 0.5%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,022
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,129
		24,151
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,745
Rockland County Gen. Oblig. TAN 2% 3/16/16	13,200	13,318
		36,063
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (d)(e)	7,800	7,800
TOTAL MUNICIPAL NOTES (Cost $131,254)		131,261
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $5,086,183)		5,274,207
NET OTHER ASSETS (LIABILITIES) - 2.0%		109,608
NET ASSETS - 100%		$ 5,383,815
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,140,000 or 0.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,075,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 8,075
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	39.7%
Health Care	14.5%
Transportation	9.9%
Electric Utilities	9.5%
Escrowed/Pre-Refunded	8.5%
Special Tax	7.6%
Others* (Individually Less Than 5%)	10.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,086,183)		$ 5,274,207
Cash		113,892
Receivable for investments sold		14,058
Receivable for fund shares sold		34,661
Interest receivable		62,848
Other receivables		25
Total assets		5,499,691

Liabilities
Payable for investments purchased
Regular delivery	$ 440
Delayed delivery	106,101
Payable for fund shares redeemed	4,394
Distributions payable	3,199
Accrued management fee	1,106
Distribution and service plan fees payable	83
Other affiliated payables	501
Other payables and accrued expenses	52
Total liabilities		115,876

Net Assets		$ 5,383,815
Net Assets consist of:
Paid in capital		$ 5,196,670
Undistributed net investment income		669
Accumulated undistributed net realized gain (loss) on investments		(1,548)
Net unrealized appreciation (depreciation) on investments		188,024
Net Assets		$ 5,383,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($127,641 ÷ 12,275.7 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class T:
Net Asset Value and redemption price per share ($17,863 ÷ 1,719.0 shares)	$ 10.39

Maximum offering price per share (100/96.00 of $10.39)	$ 10.82
Class B:
Net Asset Value and offering price per share ($1,355 ÷ 130.3 shares)A	$ 10.40

Class C:
Net Asset Value and offering price per share ($61,180 ÷ 5,881.6 shares)A	$ 10.40

Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($4,532,863 ÷ 436,235.3 shares)	$ 10.39

Institutional Class:
Net Asset Value, offering price and redemption price per share ($642,913 ÷ 61,776.4 shares)	$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 77,900

Expenses
Management fee	$ 6,572
Transfer agent fees	2,788
Distribution and service plan fees	497
Accounting fees and expenses	337
Custodian fees and expenses	32
Independent trustees' compensation	11
Registration fees	110
Audit	30
Legal	23
Miscellaneous	20
Total expenses before reductions	10,420
Expense reductions	(33)	10,387
Net investment income (loss)		67,513
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,014)
Change in net unrealized appreciation (depreciation) on investment securities		(82,070)
Net gain (loss)		(83,084)
Net increase (decrease) in net assets resulting from operations		$ (15,571)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,513	$ 132,846
Net realized gain (loss)	(1,014)	4,296
Change in net unrealized appreciation (depreciation)	(82,070)	172,042
Net increase (decrease) in net assets resulting from operations	(15,571)	309,184
Distributions to shareholders from net investment income	(67,395)	(133,330)
Distributions to shareholders from net realized gain	(1,012)	(3,417)
Total distributions	(68,407)	(136,747)
Share transactions - net increase (decrease)	209,914	537,208
Redemption fees	14	26
Total increase (decrease) in net assets	125,950	709,671

Net Assets
Beginning of period	5,257,865	4,548,194
End of period (including undistributed net investment income of $669 and undistributed net investment income of $551, respectively)	$ 5,383,815	$ 5,257,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.115	.256	.272	.279	.318	.318
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.213	.435	(.088)
Total from investment operations	(.043)	.644	(.188)	.492	.753	.230
Distributions from net investment income	(.115)	(.257)	(.271)	(.275)	(.321)	(.317)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.117)	(.264)	(.292)	(.282)	(.333)	(.360)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Total ReturnB, C, D	(.41)%	6.38%	(1.78)%	4.75%	7.65%	2.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.67%	.66%	.65%	.68%	.68%
Expenses net of fee waivers, if any	.71%A	.67%	.66%	.65%	.68%	.68%
Expenses net of all reductions	.71%A	.67%	.65%	.65%	.68%	.68%
Net investment income (loss)	2.21%A	2.45%	2.61%	2.63%	3.12%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 115	$ 108	$ 131	$ 115	$ 113
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.118	.260	.273	.280	.319	.320
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.203	.436	(.087)
Total from investment operations	(.040)	.648	(.187)	.483	.755	.233
Distributions from net investment income	(.118)	(.261)	(.272)	(.276)	(.323)	(.320)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.120)	(.268)	(.293)	(.283)	(.335)	(.363)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Total ReturnB, C, D	(.39)%	6.43%	(1.77)%	4.66%	7.67%	2.28%
Ratios to Average Net Assets F, H
Expenses before reductions	.66%A	.63%	.64%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.66%A	.63%	.64%	.65%	.67%	.66%
Expenses net of all reductions	.66%A	.63%	.64%	.64%	.67%	.65%
Net investment income (loss)	2.26%A	2.48%	2.62%	2.64%	3.14%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 17	$ 20	$ 18	$ 13
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.088	.194	.207	.213	.254	.252
Net realized and unrealized gain (loss)	(.158)	.388	(.460)	.213	.435	(.087)
Total from investment operations	(.070)	.582	(.253)	.426	.689	.165
Distributions from net investment income	(.088)	(.195)	(.206)	(.209)	(.257)	(.252)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.090)	(.202)	(.227)	(.216)	(.269)	(.295)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Total ReturnB, C, D	(.67)%	5.76%	(2.39)%	4.10%	6.98%	1.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.26%	1.28%	1.28%	1.32%	1.32%
Expenses net of fee waivers, if any	1.24%A	1.26%	1.28%	1.28%	1.32%	1.32%
Expenses net of all reductions	1.24%A	1.26%	1.27%	1.28%	1.31%	1.31%
Net investment income (loss)	1.68%A	1.85%	1.99%	2.01%	2.49%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 3	$ 4
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.076	.176	.191	.197	.240	.240
Net realized and unrealized gain (loss)	(.158)	.389	(.460)	.203	.435	(.078)
Total from investment operations	(.082)	.565	(.269)	.400	.675	.162
Distributions from net investment income	(.076)	(.178)	(.190)	(.193)	(.243)	(.239)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.078)	(.185)	(.211)	(.200)	(.255)	(.282)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.40	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04
Total ReturnB, C, D	(.78)%	5.58%	(2.54)%	3.84%	6.82%	1.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.43%	1.43%	1.43%	1.46%	1.44%
Expenses net of fee waivers, if any	1.46%A	1.43%	1.43%	1.43%	1.46%	1.44%
Expenses net of all reductions	1.46%A	1.43%	1.43%	1.43%	1.45%	1.44%
Net investment income (loss)	1.46%A	1.69%	1.83%	1.86%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 61	$ 62	$ 81	$ 65	$ 64
Portfolio turnover rateG	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.134	.287	.301	.309	.347	.347
Net realized and unrealized gain (loss)	(.158)	.389	(.459)	.203	.435	(.077)
Total from investment operations	(.024)	.676	(.158)	.512	.782	.270
Distributions from net investment income	(.134)	(.289)	(.301)	(.305)	(.350)	(.347)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.136)	(.296)	(.322)	(.312)	(.362)	(.390)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.39	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Total ReturnB, C	(.24)%	6.71%	(1.50)%	4.95%	7.96%	2.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%A	.37%	.37%	.37%	.40%	.39%
Expenses net of fee waivers, if any	.36%A	.37%	.37%	.37%	.40%	.39%
Expenses net of all reductions	.36%A	.36%	.37%	.37%	.40%	.39%
Net investment income (loss)	2.56%A	2.75%	2.89%	2.92%	3.41%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 4,533	$ 4,453	$ 3,890	$ 4,571	$ 4,003	$ 3,807
Portfolio turnover rateF	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.129	.282	.295	.305	.343	.341
Net realized and unrealized gain (loss)	(.158)	.389	(.459)	.212	.435	(.087)
Total from investment operations	(.029)	.671	(.164)	.517	.778	.254
Distributions from net investment income	(.129)	(.284)	(.295)	(.300)	(.346)	(.341)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)	(.043)
Total distributions	(.131)	(.291)	(.316)	(.307)	(.358)	(.384)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.41	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04
Total ReturnB, C	(.28)%	6.65%	(1.55)%	4.99%	7.91%	2.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.41%	.42%	.42%	.44%	.46%
Expenses net of fee waivers, if any	.45%A	.41%	.42%	.42%	.44%	.46%
Expenses net of all reductions	.45%A	.41%	.42%	.41%	.44%	.46%
Net investment income (loss)	2.47%A	2.70%	2.84%	2.87%	3.37%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$ 643	$ 609	$ 468	$ 327	$ 274	$ 277
Portfolio turnover rateF	14% A	17%	15%	15%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 221,523
Gross unrealized depreciation	(33,195)
Net unrealized appreciation (depreciation) on securities	$ 188,328

Tax cost	$ 5,085,879

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $660,578 and $355,659, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 156	$ 11
Class T	-%	.25%	23	-*
Class B	.65%	.25%	8	6
Class C	.75%	.25%	310	51
			$ 497	$ 68

* Amount represents two hundred and thirty-two dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	1
Class B*	1
Class C*	25
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 117.19
Class T	13.14
Class B	1.06
Class C	56.18
Intermediate Municipal Income	2,024.09
Institutional Class	577.18
	$ 2,788

* Annualized

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 1,363	$ 2,698
Class T	200	440
Class B	14	41
Class C	450	1,010
Intermediate Municipal Income	57,521	114,784
Institutional Class	7,847	14,357
Total	$ 67,395	$ 133,330
From net realized gain
Class A	$ 23	$ 75
Class T	3	12
Class B	-*	1
Class C	12	40
Intermediate Municipal Income	855	2,899
Institutional Class	119	390
Total	$ 1,012	$ 3,417

* Amount represents three hundred thirty-eight dollars

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,420	3,333	$ 25,566	$ 34,874
Reinvestment of distributions	120	230	1,260	2,411
Shares redeemed	(1,147)	(3,327)	(12,058)	(34,725)
Net increase (decrease)	1,393	236	$ 14,768	$ 2,560
Class T
Shares sold	70	149	$ 739	$ 1,563
Reinvestment of distributions	17	29	178	306
Shares redeemed	(69)	(176)	(725)	(1,832)
Net increase (decrease)	18	2	$ 192	$ 37

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class B
Shares sold	1	2	$ 9	$ 28
Reinvestment of distributions	1	3	9	27
Shares redeemed	(47)	(65)	(486)	(682)
Net increase (decrease)	(45)	(60)	$ (468)	$ (627)
Class C
Shares sold	664	1,135	$ 7,009	$ 11,929
Reinvestment of distributions	37	80	394	838
Shares redeemed	(563)	(1,534)	(5,912)	(16,029)
Net increase (decrease)	138	(319)	$ 1,491	$ (3,262)
Intermediate Municipal Income
Shares sold	50,056	96,331	$ 526,941	$ 1,006,159
Reinvestment of distributions	3,908	7,889	41,115	82,535
Shares redeemed	(39,752)	(64,576)	(417,874)	(673,069)
Net increase (decrease)	14,212	39,644	$ 150,182	$ 415,625
Institutional Class
Shares sold	10,560	19,704	$ 111,506	$ 206,317
Reinvestment of distributions	574	1,025	6,048	10,749
Shares redeemed	(7,019)	(9,009)	(73,805)	(94,191)
Net increase (decrease)	4,115	11,720	$ 43,749	$ 122,875

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIM-USAN-0815
1.787784.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class A, Class T, and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 948.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 948.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 945.40	$ 8.44
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 950.40	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 950.40	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2015	As of December 31, 2014
European Monetary Unit	42.1%	42.3%
Japanese Yen	16.2%	15.9%
British Pound	7.8%	7.9%
Canadian Dollar	5.1%	5.2%
Korean Won	3.9%	4.6%
Australian Dollar	3.9%	3.9%
Mexican Peso	3.1%	3.2%
South African Rand	2.4%	2.2%
Polish Zloty	2.4%	2.2%
Turkish Lira	1.8%	1.8%
Other	11.3%	10.8%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
United Kingdom 11.7%	United Kingdom 13.5%
Italy 10.1%	Italy 7.0%
Japan 9.1%	Japan 9.8%
France 6.6%	France 6.6%
Germany 6.4%	Germany 8.1%
Ireland 5.3%	Ireland 2.0%
United States 5.1%	United States 5.5%
Korea (South) 4.3%	Korea (South) 4.5%
Australia 4.3%	Australia 3.9%
Other 37.1%	Other 39.1%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 11.0%	AAA 16.6%
AA 9.8%	AA 12.2%
A 17.4%	A 17.8%
BBB 33.4%	BBB 33.3%
BB and Below 15.9%	BB and Below 9.4%
Not Rated 10.7%	Not Rated 9.5%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	10.3	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	7.0	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 24.6%		Corporate Bonds 24.1%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.2%
	Foreign Government and Government Agency Obligations 61.8%		Foreign Government and Government Agency Obligations 68.4%
	Other Investments 11.8%		Other Investments 6.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Futures and Swaps	1.8%	** Futures and Swaps	14.4%
* Foreign Currency Contracts	12.0%	** Foreign Currency Contracts	13.2%

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
		Principal Amount (b)	Value
Australia - 1.0%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (f)	EUR	550,000	$ 580,832
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	620,850
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (f)	GBP	170,000	285,155
Denmark - 1.1%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	642,233
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	245,304
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		500,000	527,058
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	782,686
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	226,315
TOTAL FRANCE			1,536,059
Germany - 4.0%
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	400,000	422,817
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	600,564
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (f)	EUR	400,000	546,711
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		800,000	794,000
TOTAL GERMANY			2,364,092
Ireland - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		200,000	201,000
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (f)		270,000	279,182
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (f)	EUR	1,000,000	1,114,948
10% 7/30/16	EUR	250,000	296,132
TOTAL IRELAND			1,891,262
Italy - 0.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (f)	EUR	200,000	265,976
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 1.9%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	$ 258,529
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	900,241
TOTAL LUXEMBOURG			1,158,770
Netherlands - 1.6%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	165,392
Deutsche Annington Finance BV 5% 10/2/23 (c)		300,000	319,570
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	400,000	449,752
TOTAL NETHERLANDS			934,714
Portugal - 0.4%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	221,869
United Kingdom - 6.1%
Aviva PLC 6.625% 6/3/41 (f)	GBP	450,000	775,194
Barclays Bank PLC 6.75% 1/16/23 (f)	GBP	300,000	512,889
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	167,570
Tesco PLC:
5% 3/24/23	GBP	350,000	553,922
6.125% 2/24/22	GBP	400,000	680,190
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	159,891
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	500,000	792,498
TOTAL UNITED KINGDOM			3,642,154
United States of America - 0.4%
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	150,400
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	98,707
TOTAL UNITED STATES OF AMERICA			249,107
TOTAL NONCONVERTIBLE BONDS (Cost $15,103,360)			14,638,377
Foreign Government and Government Agency Obligations - 61.8%

Australia - 3.3%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	525,172
2.75% 6/21/35 (Reg. S)	AUD	113,000	76,618
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,923
4.25% 4/21/26	AUD	48,000	40,953
5.25% 3/15/19	AUD	419,000	359,159
5.5% 1/21/18	AUD	90,000	75,402
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Australia - continued
Australian Commonwealth: - continued
5.5% 4/21/23	AUD	135,000	$ 123,869
5.75% 5/15/21	AUD	327,000	297,004
5.75% 7/15/22	AUD	470,000	433,598
TOTAL AUSTRALIA			1,935,698
Belgium - 1.2%
Belgian Kingdom:
2.25% 6/22/23	EUR	237,000	291,709
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	189,273
3% 6/22/34 (c)	EUR	16,000	21,100
4% 3/28/32	EUR	133,000	196,183
TOTAL BELGIUM			698,265
Canada - 3.7%
Canadian Government:
1.25% 2/1/18 (e)	CAD	886,000	723,470
1.5% 3/1/20	CAD	779,000	643,158
2.25% 6/1/25	CAD	26,000	21,888
4% 6/1/41	CAD	214,000	227,196
5% 6/1/37	CAD	309,000	363,299
Ontario Province 4.65% 6/2/41	CAD	200,000	200,845
TOTAL CANADA			2,179,856
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	41,451
6% 3/1/23	CLP	10,000,000	17,237
TOTAL CHILE			58,688
Czech Republic - 0.4%
Czech Republic:
2.5% 8/25/28	CZK	1,360,000	61,264
4.2% 12/4/36	CZK	290,000	16,169
5.7% 5/25/24	CZK	2,380,000	136,223
TOTAL CZECH REPUBLIC			213,656
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Denmark - 0.7%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	$ 415,262
4.5% 11/15/39	DKK	80,000	18,717
TOTAL DENMARK			433,979
France - 2.5%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	366,189
2.5% 5/25/30	EUR	914,000	1,126,320
TOTAL FRANCE			1,492,509
Germany - 0.6%
German Federal Republic:
0.5% 2/15/25	EUR	30,000	32,605
2.5% 8/15/46	EUR	31,000	42,325
5.5% 1/4/31	EUR	175,000	311,350
TOTAL GERMANY			386,280
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	112,321
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	68,165
2.4% 5/15/30 (Reg. S)	EUR	72,000	83,069
5.4% 3/13/25	EUR	454,000	674,090
TOTAL IRELAND			825,324
Israel - 1.3%
Israeli State:
1.25% 10/31/17	ILS	526,000	141,994
3.75% 3/31/24	ILS	638,000	187,455
4.25% 3/31/23	ILS	93,000	28,321
5% 1/31/20	ILS	96,000	29,744
5.5% 1/31/22	ILS	371,000	120,896
5.5% 1/31/42	ILS	121,000	42,039
6% 2/28/19	ILS	799,000	250,991
TOTAL ISRAEL			801,440
Italy - 9.7%
Buoni del Tesoro Poliennali:
2.15% 12/15/21	EUR	539,000	618,217
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Buoni del Tesoro Poliennali: - continued
3.5% 6/1/18	EUR	2,480,000	$ 2,992,028
3.5% 12/1/18	EUR	826,000	1,005,567
4.75% 9/1/28 (c)	EUR	12,000	16,334
Italian Republic:
4.5% 3/1/26	EUR	433,000	573,902
5% 8/1/34	EUR	315,000	448,116
5% 9/1/40	EUR	65,000	93,021
TOTAL ITALY			5,747,185
Japan - 9.1%
Japan Government:
0.6% 3/20/24	JPY	206,150,000	1,718,414
0.8% 12/20/22	JPY	6,750,000	57,328
1.2% 12/20/34	JPY	37,850,000	310,537
1.2% 3/20/35	JPY	2,600,000	21,261
1.4% 9/20/34	JPY	112,950,000	961,775
1.5% 3/20/34	JPY	10,050,000	87,436
1.5% 6/20/34	JPY	2,300,000	19,963
1.5% 3/20/45	JPY	3,500,000	28,924
1.7% 12/20/32	JPY	22,350,000	202,530
1.7% 12/20/43	JPY	11,100,000	96,430
1.8% 9/20/43	JPY	21,050,000	186,817
1.9% 12/20/28	JPY	26,700,000	251,755
2% 6/20/22	JPY	48,200,000	442,293
2% 3/20/42	JPY	15,050,000	139,430
2.1% 12/20/25	JPY	19,850,000	188,967
2.1% 3/20/26	JPY	29,400,000	280,300
2.2% 3/20/26	JPY	15,400,000	148,114
2.4% 3/20/48	JPY	25,200,000	253,866
TOTAL JAPAN			5,396,140
Korea (South) - 4.3%
Korean Republic:
2.25% 6/10/25	KRW	87,320,000	76,640
2.75% 3/10/18	KRW	1,331,180,000	1,216,606
3% 3/10/23	KRW	463,700,000	432,996
3% 9/10/24	KRW	191,830,000	179,259
3% 12/10/42	KRW	222,320,000	208,361
3.125% 3/10/19	KRW	231,870,000	215,726
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
3.5% 3/10/24	KRW	130,500,000	$ 126,442
5.25% 3/10/27	KRW	67,660,000	77,032
TOTAL KOREA (SOUTH)			2,533,062
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	285,545
3.814% 2/15/17	MYR	545,000	145,912
3.889% 7/31/20	MYR	745,000	198,810
3.892% 3/15/27	MYR	44,000	11,360
4.935% 9/30/43	MYR	52,000	14,164
TOTAL MALAYSIA			655,791
Mexico - 3.7%
United Mexican States:
2.375% 4/9/21	EUR	272,000	312,333
3.625% 4/9/29	EUR	100,000	118,313
4.75% 6/14/18	MXN	14,664,000	936,765
7.5% 6/3/27	MXN	690,000	48,227
8.5% 5/31/29	MXN	9,139,000	692,747
10% 11/20/36	MXN	1,130,000	98,330
TOTAL MEXICO			2,206,715
Netherlands - 0.4%
Dutch Government 2.5% 1/15/33	EUR	208,000	268,287
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	26,402
5.5% 4/15/23	NZD	95,000	74,074
6% 12/15/17	NZD	190,000	138,270
TOTAL NEW ZEALAND			238,746
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	20,634
4.5% 5/22/19	NOK	737,000	106,483
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	$ 13,772
3% 3/14/24	NOK	367,000	51,432
TOTAL NORWAY			192,321
Poland - 2.1%
Polish Government:
1.5% 4/25/20	PLN	171,000	42,977
3.25% 7/25/25	PLN	691,000	183,295
4% 10/25/23	PLN	806,000	226,966
5% 4/25/16	PLN	1,734,000	473,299
5.5% 10/25/19	PLN	821,000	244,772
5.75% 10/25/21	PLN	80,000	24,664
5.75% 9/23/22	PLN	116,000	36,019
5.75% 4/25/29	PLN	122,000	40,464
TOTAL POLAND			1,272,456
Russia - 0.9%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	28,015
6.8% 12/11/19	RUB	4,030,000	62,694
7% 8/16/23	RUB	7,638,000	109,965
7.05% 1/19/28	RUB	3,375,000	45,868
7.35% 1/20/16	RUB	6,478,000	115,537
7.5% 2/27/19	RUB	10,768,000	175,515
TOTAL RUSSIA			537,594
Singapore - 0.6%
Republic of Singapore:
3.25% 9/1/20	SGD	362,000	284,633
3.375% 9/1/33	SGD	62,000	48,042
TOTAL SINGAPORE			332,675
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	39,953
South Africa - 2.3%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	108,884
7.25% 1/15/20	ZAR	520,000	41,883
8% 12/21/18	ZAR	3,678,000	306,596
8% 1/31/30	ZAR	3,238,000	251,128
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - continued
South African Republic: - continued
8.25% 9/15/17	ZAR	386,000	$ 32,378
8.5% 1/31/37	ZAR	3,610,000	284,733
8.75% 1/31/44	ZAR	1,088,000	86,226
10.5% 12/21/26	ZAR	2,941,000	281,385
TOTAL SOUTH AFRICA			1,393,213
Spain - 3.4%
Spanish Kingdom:
2.15% 10/31/25(Reg. S) (c)	EUR	105,000	114,859
3.75% 10/31/18	EUR	788,000	965,210
4.4% 10/31/23 (c)	EUR	576,000	754,543
5.15% 10/31/44	EUR	133,000	198,011
5.75% 7/30/32	EUR	14,000	21,453
TOTAL SPAIN			2,054,076
Sweden - 0.7%
Sweden Kingdom:
2.25% 6/1/32	SEK	200,000	26,386
2.5% 5/12/25	SEK	1,280,000	176,215
3.5% 3/30/39	SEK	60,000	9,547
5% 12/1/20	SEK	1,210,000	182,100
TOTAL SWEDEN			394,248
Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	575,800
Thailand - 0.9%
Kingdom of Thailand:
3.45% 3/8/19	THB	4,530,000	140,199
3.625% 6/16/23	THB	10,423,000	324,318
4.675% 6/29/44	THB	670,000	22,402
4.875% 6/22/29	THB	1,562,000	53,599
TOTAL THAILAND			540,518
Turkey - 1.8%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	15,548
8.3% 6/20/18	TRY	244,000	88,310
8.5% 7/10/19	TRY	264,000	95,746
8.5% 9/14/22	TRY	454,000	162,621
8.8% 11/14/18	TRY	717,000	262,444
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 9/27/23	TRY	829,000	$ 302,203
9% 1/27/16	TRY	362,000	134,394
TOTAL TURKEY			1,061,266
United Kingdom - 3.6%
United Kingdom, Great Britain and Northern Ireland:
1% 9/7/17	GBP	259,000	409,204
3.25% 1/22/44	GBP	206,000	357,012
4.25% 6/7/32	GBP	16,000	31,130
4.5% 9/7/34	GBP	230,000	465,252
4.5% 12/7/42	GBP	421,000	894,151
TOTAL UNITED KINGDOM			2,156,749
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,725,310)			36,734,811
Preferred Securities - 11.8%

Belgium - 0.4%
KBC Groep NV 5.625% (Reg. S) (d)(f)	EUR	200,000	218,644
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(f)		200,000	195,488
6.625% (Reg. S) (d)(f)		400,000	390,976
EDF SA 5.625% (Reg. S) (d)(f)		300,000	312,600
TOTAL FRANCE			899,064
Germany - 1.8%
RWE AG 4.625% (d)(f)	EUR	920,000	1,062,065
Ireland - 0.7%
Bank of Ireland 7.375% (Reg. S) (d)(f)	EUR	350,000	389,271
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (d)(f)	EUR	350,000	375,879
Preferred Securities - continued
		Principal Amount (b)	Value
Switzerland - 1.9%
UBS Group AG:
7% (Reg. S) (d)(f)		$ 200,000	$ 208,063
7.125% (Reg. S) (d)(f)		875,000	933,509
TOTAL SWITZERLAND			1,141,572
United Kingdom - 1.9%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,101,403
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(f)		837,000	851,532
6.75% (d)(f)		7,000	7,675
Wells Fargo & Co. 5.875% (d)(f)		900,000	923,731
TOTAL UNITED STATES OF AMERICA			1,782,938
TOTAL PREFERRED SECURITIES (Cost $7,254,004)			6,970,836
Money Market Funds - 0.7%
Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $429,692)	429,692	429,692
Purchased Swaptions - 0.1%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00%	7/15/15	EUR	1,050,000	$ 22,260
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.25%	7/15/15	EUR	1,100,000	15,426
Option on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.50%	7/15/15	EUR	2,600,000	19,836
TOTAL PURCHASED SWAPTIONS (Cost $47,644)				57,522
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $62,560,010)	58,831,238
NET OTHER ASSETS (LIABILITIES) - 1.0%	616,020
NET ASSETS - 100%	$ 59,447,258
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
14 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 2,022,472	$ 5,883
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	331,423	(1,622)
7 Eurex Euro-Oat Contracts (Germany)	Sept. 2015	1,143,045	(1,563)
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	672,538	3,956
TOTAL BOND INDEX CONTRACTS		4,169,478	6,654
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 508,372	$ (2,211)
12 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	2,079,895	5,044
TOTAL BOND INDEX CONTRACTS		2,588,267	2,833
Treasury Contracts
21 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	2,649,609	10,130
TOTAL SOLD		5,237,876	12,963
		$ 9,407,354	$ 19,617

The face value of futures purchased as a percentage of net assets is 7%

The face value of futures sold as a percentage of net assets is 8.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,705,497.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/15	EUR	Credit Suisse Intl.	Buy	532,000	$ 593,552	$ (452)
7/1/15	GBP	Credit Suisse Intl.	Sell	36,000	56,655	90
7/1/15	JPY	Credit Suisse Intl.	Sell	32,197,217	262,370	(712)
7/2/15	EUR	Citibank, N.A.	Buy	18,000	20,074	(6)
7/2/15	PLN	Citibank, N.A.	Buy	90,078	23,989	(32)
7/2/15	TRY	Citibank, N.A.	Buy	84,009	31,369	(23)
7/6/15	AUD	Citibank, N.A.	Buy	36,981	28,443	83
7/6/15	JPY	Citibank, N.A.	Buy	7,044,058	57,614	(55)
8/20/15	AUD	Citibank, N.A.	Sell	37,000	28,386	(82)
8/20/15	AUD	Credit Suisse Intl.	Buy	13,000	9,914	88
8/20/15	AUD	Goldman Sachs Bank USA	Sell	39,000	30,231	224
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	AUD	Morgan Stanley Cap. Group	Buy	494,000	$ 393,626	$ (13,543)
8/20/15	BRL	Citibank, N.A.	Buy	99,000	30,907	360
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	93,000	29,717	346
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	290,000	88,699	(2,890)
8/20/15	CAD	Credit Suisse Intl.	Buy	22,000	17,580	22
8/20/15	CAD	Credit Suisse Intl.	Buy	1,015,000	841,498	(29,402)
8/20/15	CHF	Goldman Sachs Bank USA	Sell	28,000	30,404	397
8/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	201,000	214,115	(1,290)
8/20/15	CZK	Credit Suisse Intl.	Buy	8,962,000	371,427	(4,814)
8/20/15	EUR	Citibank, N.A.	Buy	81,000	90,393	(28)
8/20/15	EUR	Citibank, N.A.	Buy	131,000	143,014	3,132
8/20/15	EUR	Credit Suisse Intl.	Buy	43,000	48,389	(418)
8/20/15	EUR	Credit Suisse Intl.	Buy	48,000	54,569	(1,019)
8/20/15	EUR	Credit Suisse Intl.	Sell	29,000	32,765	412
8/20/15	EUR	Credit Suisse Intl.	Sell	34,000	38,287	356
8/20/15	EUR	Credit Suisse Intl.	Sell	65,000	72,930	415
8/20/15	EUR	Credit Suisse Intl.	Sell	532,000	593,946	436
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	27,000	30,092	30
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	205,000	225,075	3,627
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	65,000	72,621	106
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	227,000	255,334	2,088
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	EUR	Morgan Stanley Cap. Group	Buy	3,036,000	$ 3,445,367	$ (58,343)
8/20/15	GBP	Citibank, N.A.	Sell	22,000	34,598	43
8/20/15	GBP	Credit Suisse Intl.	Buy	16,000	24,596	535
8/20/15	GBP	Credit Suisse Intl.	Buy	19,000	29,136	707
8/20/15	GBP	Credit Suisse Intl.	Buy	45,000	70,796	(115)
8/20/15	GBP	Credit Suisse Intl.	Sell	10,000	15,816	110
8/20/15	GBP	Credit Suisse Intl.	Sell	27,000	41,201	(1,207)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	13,000	19,821	598
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	40,000	62,451	376
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	58,000	88,479	(2,621)
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	1,389,000	2,182,115	425
8/20/15	HKD	Credit Suisse Intl.	Buy	393,000	50,703	(6)
8/20/15	ILS	Citibank, N.A.	Sell	114,000	30,223	11
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Buy	214,000	55,285	1,429
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	332,000	85,703	(2,284)
8/20/15	JPY	Citibank, N.A.	Sell	27,050,000	221,347	193
8/20/15	JPY	Credit Suisse Intl.	Buy	6,850,000	55,243	761
8/20/15	JPY	Credit Suisse Intl.	Buy	36,100,000	294,351	792
8/20/15	JPY	Credit Suisse Intl.	Sell	5,700,000	45,551	(1,051)
8/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	12,000,000	96,902	(1,207)
8/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	15,650,000	125,976	(1,974)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	JPY	Morgan Stanley Cap. Group	Buy	532,500,000	$ 4,450,245	$ (96,671)
8/20/15	KRW	Credit Suisse Intl.	Sell	53,900,000	48,125	37
8/20/15	KRW	Goldman Sachs Bank USA	Sell	133,620,000	121,639	2,427
8/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	90,100,000	80,749	365
8/20/15	NOK	Citibank, N.A.	Buy	40,000	5,142	(46)
8/20/15	NOK	Citibank, N.A.	Buy	1,001,000	127,088	433
8/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	129,000	88,728	1,694
8/20/15	PLN	Goldman Sachs Bank USA	Buy	444,000	118,848	(921)
8/20/15	SEK	Citibank, N.A.	Sell	573,000	69,050	(143)
8/20/15	SEK	Citibank, N.A.	Sell	882,000	103,928	(2,578)
8/20/15	SEK	Credit Suisse Intl.	Buy	3,874,000	466,751	1,052
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,165,000	141,297	(618)
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,597,000	187,992	4,853
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Sell	241,000	29,691	589
						$ (194,909)

For the period, the average contract value for foreign currency contracts was $24,813,626. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,231,932 or 5.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $148,613.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 14,638,377	$ -	$ 14,638,377	$ -
Foreign Government and Government Agency Obligations	36,734,811	-	36,734,811	-
Preferred Securities	6,970,836	-	6,970,836	-
Money Market Funds	429,692	429,692	-	-
Purchased Swaptions	57,522	-	57,522	-
Total Investments in Securities:	$ 58,831,238	$ 429,692	$ 58,401,546	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 29,642	$ -	$ 29,642	$ -
Futures Contracts	25,013	25,013	-	-
Total Assets	$ 54,655	$ 25,013	$ 29,642	$ -
Liabilities
Foreign Currency Contracts	$ (224,551)	$ -	$ (224,551)	$ -
Futures Contracts	(5,396)	(5,396)	-	-
Total Liabilities	$ (229,947)	$ (5,396)	$ (224,551)	$ -
Total Other Derivative Instruments:	$ (175,292)	$ 19,617	$ (194,909)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 57,522	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	29,642	(224,551)
Interest Rate Risk
Futures Contracts (b)	25,013	(5,396)
Total Value of Derivatives	$ 112,177	$ (229,947)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,130,318)	$ 58,401,546
Fidelity Central Funds (cost $429,692)	429,692
Total Investments (cost $62,560,010)		$ 58,831,238
Cash		27,737
Foreign currency held at value (cost $1,157,901)		1,145,646
Receivable for investments sold		310,300
Unrealized appreciation on foreign currency contracts		29,642
Receivable for fund shares sold		45,211
Interest receivable		541,213
Distributions receivable from Fidelity Central Funds		48
Receivable for daily variation margin for derivative instruments		13,990
Receivable from investment adviser for expense reductions		13,369
Total assets		60,958,394

Liabilities
Payable for investments purchased	$ 1,115,832
Unrealized depreciation on foreign currency contracts	224,551
Payable for fund shares redeemed	55,265
Accrued management fee	27,845
Distribution and service plan fees payable	3,397
Other affiliated payables	8,560
Other payables and accrued expenses	75,686
Total liabilities		1,511,136

Net Assets		$ 59,447,258
Net Assets consist of:
Paid in capital		$ 68,585,882
Distributions in excess of net investment income		(2,583,564)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,639,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,915,484)
Net Assets		$ 59,447,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Class A:
Net Asset Value and redemption price per share ($3,174,386 ÷ 371,932 shares)	$ 8.53

Maximum offering price per share (100/96.00 of $8.53)	$ 8.89
Class T:
Net Asset Value and redemption price per share ($2,581,126 ÷ 302,456 shares)	$ 8.53

Maximum offering price per share (100/96.00 of $8.53)	$ 8.89
Class C:
Net Asset Value and offering price per share ($2,560,757 ÷ 300,495 shares)A	$ 8.52

International Bond:
Net Asset Value, offering price and redemption price per share ($48,913,857 ÷ 5,727,156 shares)	$ 8.54

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,217,132 ÷ 259,627 shares)	$ 8.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015

Investment Income
Dividends		$ 91,956
Interest		791,667
Income from Fidelity Central Funds		266
Income before foreign taxes withheld		883,889
Less foreign taxes withheld		(11,280)
Total income		872,609

Expenses
Management fee	$ 166,448
Transfer agent fees	35,713
Distribution and service plan fees	20,566
Accounting fees and expenses	15,388
Custodian fees and expenses	7,497
Independent trustees' compensation	118
Registration fees	59,911
Audit	68,489
Legal	77
Miscellaneous	342
Total expenses before reductions	374,549
Expense reductions	(131,243)	243,306
Net investment income (loss)		629,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,407,246)
Foreign currency transactions	(823,921)
Futures contracts	(258,680)
Swaps	30,552
Total net realized gain (loss)		(2,459,295)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,590,366)
Assets and liabilities in foreign currencies	219,852
Futures contracts	101,462
Total change in net unrealized appreciation (depreciation)		(1,269,052)
Net gain (loss)		(3,728,347)
Net increase (decrease) in net assets resulting from operations		$ (3,099,044)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 629,303	$ 1,343,714
Net realized gain (loss)	(2,459,295)	(2,357,208)
Change in net unrealized appreciation (depreciation)	(1,269,052)	(1,945,099)
Net increase (decrease) in net assets resulting from operations	(3,099,044)	(2,958,593)
Distributions to shareholders from net investment income	(581,451)	(529,223)
Distributions to shareholders from net realized gain	(212,919)	(207,071)
Return of capital	-	(545,190)
Total distributions	(794,370)	(1,281,484)
Share transactions - net increase (decrease)	2,364,798	7,271,463
Total increase (decrease) in net assets	(1,528,616)	3,031,386

Net Assets
Beginning of period	60,975,874	57,944,488
End of period (including distributions in excess of net investment income of $2,583,564 and distributions in excess of net investment income of $2,631,416, respectively)	$ 59,447,258	$ 60,975,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.176	.177	.083
Net realized and unrealized gain (loss)	(.553)	(.529)	(.549)	.334
Total from investment operations	(.468)	(.353)	(.372)	.417
Distributions from net investment income	(.080)	(.068)I	-	(.080)
Distributions from net realized gain	(.032)	(.028)I	(.016)	(.137)
Return of capital	-	(.071)	(.182)	-
Total distributions	(.112)	(.167)	(.198)	(.217)
Net asset value, end of period	$ 8.53	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C, D	(5.16)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%A	1.39%	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.94%A	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,174	$ 3,152	$ 3,103	$ 2,768
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.176	.177	.083
Net realized and unrealized gain (loss)	(.553)	(.519)	(.558)	.334
Total from investment operations	(.468)	(.343)	(.381)	.417
Distributions from net investment income	(.080)	(.068)I	-	(.080)
Distributions from net realized gain	(.032)	(.028)I	(.016)	(.137)
Return of capital	-	(.071)	(.183)	-
Total distributions	(.112)	(.167)	(.199)	(.217)
Net asset value, end of period	$ 8.53	$ 9.11	$ 9.62	$ 10.20
Total ReturnB, C, D	(5.16)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.41%	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.94%A	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,581	$ 2,644	$ 3,045	$ 2,827
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.052	.103	.103	.036
Net realized and unrealized gain (loss)	(.547)	(.528)	(.543)	.326
Total from investment operations	(.495)	(.425)	(.440)	.362
Distributions from net investment income	(.053)	(.033)I	-	(.035)
Distributions from net realized gain	(.032)	(.022)I	(.016)	(.137)
Return of capital	-	(.040)	(.114)	-
Total distributions	(.085)	(.095)	(.130)	(.172)
Net asset value, end of period	$ 8.52	$ 9.10	$ 9.62	$ 10.19
Total ReturnB, C, D	(5.46)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net Assets F, J
Expenses before reductions	2.31%A	2.17%	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%	1.75%A
Net investment income (loss)	1.19%A	1.06%	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,561	$ 2,713	$ 2,823	$ 2,797
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.096	.200	.203	.099
Net realized and unrealized gain (loss)	(.545)	(.531)	(.551)	.333
Total from investment operations	(.449)	(.331)	(.348)	.432
Distributions from net investment income	(.089)	(.078)H	-	(.095)
Distributions from net realized gain	(.032)	(.030)H	(.016)	(.137)
Return of capital	-	(.081)	(.206)	-
Total distributions	(.121)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.54	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(4.96)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18%A	1.06%	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.19%A	2.06%	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,914	$ 50,257	$ 46,347	$ 87,752
Portfolio turnover rateF	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.096	.201	.201	.099
Net realized and unrealized gain (loss)	(.545)	(.532)	(.549)	.333
Total from investment operations	(.449)	(.331)	(.348)	.432
Distributions from net investment income	(.089)	(.078)H	-	(.095)
Distributions from net realized gain	(.032)	(.030)H	(.016)	(.137)
Return of capital	-	(.081)	(.206)	-
Total distributions	(.121)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.54	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(4.96)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.22%A	1.12%	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.19%A	2.06%	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 2,210	$ 2,627	$ 2,664
Portfolio turnover rateF	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 521,615
Gross unrealized depreciation	(4,423,991)
Net unrealized appreciation (depreciation) on securities	$ (3,902,376)

Tax cost	$ 62,733,614

The Fund elected to defer to its next fiscal year approximately $2,792,559 of ordinary losses recognized during the period January 1, 2014 to December 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (27,031)	$ 9,878
Swaps	30,552	-
Total Credit Risk	3,521	9,878
Foreign Exchange Risk
Foreign Currency Contracts	(766,624)	198,082
Interest Rate Risk
Futures Contracts	(258,680)	101,462
TotalsA	$ (1,021,783)	$ 309,422

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

Semiannual Report

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,785,632 and $33,105,692, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,927	$ 2,576
Class T	-%	.25%	3,260	2,462
Class C	.75%	.25%	13,379	10,957
			$ 20,566	$ 15,995

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 132
Class T	138
Class C*	42
$ 312

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,821.18
Class T	2,841.22
Class C	3,122.23
International Bond	25,309.10
Institutional Class	1,620.15
	$ 35,713

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 7,929
Class T	1.00%	7,083
Class C	1.75%	7,476
International Bond	.75%	103,556
Institutional Class	.75%	5,191
		$ 131,235

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 28,678	$ 24,003
Class T	23,740	21,756
Class C	16,191	10,667
International Bond	490,615	451,022
Institutional Class	22,227	21,775
Total	$ 581,451	$ 529,223

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ 11,259	$ 10,010
Class T	9,376	8,730
Class C	9,649	6,732
International Bond	174,852	173,548
Institutional Class	7,783	8,051
Total	$ 212,919	$ 207,071
From Return of Capital
Class A	$ -	$ 25,185
Class T	-	22,573
Class C	-	12,883
International Bond	-	462,464
Institutional Class	-	22,085
Total	$ -	$ 545,190

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	30,840	80,725	$ 270,056	$ 789,817
Reinvestment of distributions	4,528	6,086	39,708	58,753
Shares redeemed	(9,564)	(63,069)	(83,954)	(594,551)
Net increase (decrease)	25,804	23,742	$ 225,810	$ 254,019
Class T
Shares sold	16,473	40,791	$ 145,338	$ 394,700
Reinvestment of distributions	3,760	5,482	32,972	52,982
Shares redeemed	(8,101)	(72,326)	(71,869)	(685,892)
Net increase (decrease)	12,132	(26,053)	$ 106,441	$ (238,210)
Class C
Shares sold	21,304	78,804	$ 188,769	$ 770,057
Reinvestment of distributions	2,909	3,121	25,538	30,093
Shares redeemed	(21,919)	(77,178)	(191,574)	(718,302)
Net increase (decrease)	2,294	4,747	$ 22,733	$ 81,848

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
International Bond
Shares sold	1,007,084	2,797,251	$ 8,879,548	$ 27,442,882
Reinvestment of distributions	72,640	105,890	637,214	1,022,343
Shares redeemed	(868,171)	(2,201,421)	(7,656,610)	(21,019,877)
Net increase (decrease)	211,553	701,720	$ 1,860,152	$ 7,445,348
Institutional Class
Shares sold	13,710	12,304	$ 119,880	$ 122,892
Reinvestment of distributions	3,422	5,357	30,010	51,786
Shares redeemed	(26)	(48,016)	(228)	(446,220)
Net increase (decrease)	17,106	(30,355)	$ 149,662	$ (271,542)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 53% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZ-USAN-0815
1.939024.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 948.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 948.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 945.40	$ 8.44
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 950.40	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 950.40	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2015	As of December 31, 2014
European Monetary Unit	42.1%	42.3%
Japanese Yen	16.2%	15.9%
British Pound	7.8%	7.9%
Canadian Dollar	5.1%	5.2%
Korean Won	3.9%	4.6%
Australian Dollar	3.9%	3.9%
Mexican Peso	3.1%	3.2%
South African Rand	2.4%	2.2%
Polish Zloty	2.4%	2.2%
Turkish Lira	1.8%	1.8%
Other	11.3%	10.8%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
United Kingdom 11.7%	United Kingdom 13.5%
Italy 10.1%	Italy 7.0%
Japan 9.1%	Japan 9.8%
France 6.6%	France 6.6%
Germany 6.4%	Germany 8.1%
Ireland 5.3%	Ireland 2.0%
United States 5.1%	United States 5.5%
Korea (South) 4.3%	Korea (South) 4.5%
Australia 4.3%	Australia 3.9%
Other 37.1%	Other 39.1%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 11.0%	AAA 16.6%
AA 9.8%	AA 12.2%
A 17.4%	A 17.8%
BBB 33.4%	BBB 33.3%
BB and Below 15.9%	BB and Below 9.4%
Not Rated 10.7%	Not Rated 9.5%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	10.3	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	7.0	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 24.6%		Corporate Bonds 24.1%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.2%
	Foreign Government and Government Agency Obligations 61.8%		Foreign Government and Government Agency Obligations 68.4%
	Other Investments 11.8%		Other Investments 6.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Futures and Swaps	1.8%	** Futures and Swaps	14.4%
* Foreign Currency Contracts	12.0%	** Foreign Currency Contracts	13.2%

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
		Principal Amount (b)	Value
Australia - 1.0%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (f)	EUR	550,000	$ 580,832
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	620,850
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (f)	GBP	170,000	285,155
Denmark - 1.1%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	642,233
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	245,304
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		500,000	527,058
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	782,686
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	226,315
TOTAL FRANCE			1,536,059
Germany - 4.0%
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	400,000	422,817
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	600,564
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (f)	EUR	400,000	546,711
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		800,000	794,000
TOTAL GERMANY			2,364,092
Ireland - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		200,000	201,000
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (f)		270,000	279,182
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (f)	EUR	1,000,000	1,114,948
10% 7/30/16	EUR	250,000	296,132
TOTAL IRELAND			1,891,262
Italy - 0.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (f)	EUR	200,000	265,976
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 1.9%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	$ 258,529
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	900,241
TOTAL LUXEMBOURG			1,158,770
Netherlands - 1.6%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	165,392
Deutsche Annington Finance BV 5% 10/2/23 (c)		300,000	319,570
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	400,000	449,752
TOTAL NETHERLANDS			934,714
Portugal - 0.4%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	221,869
United Kingdom - 6.1%
Aviva PLC 6.625% 6/3/41 (f)	GBP	450,000	775,194
Barclays Bank PLC 6.75% 1/16/23 (f)	GBP	300,000	512,889
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	167,570
Tesco PLC:
5% 3/24/23	GBP	350,000	553,922
6.125% 2/24/22	GBP	400,000	680,190
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	159,891
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	500,000	792,498
TOTAL UNITED KINGDOM			3,642,154
United States of America - 0.4%
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	150,400
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	98,707
TOTAL UNITED STATES OF AMERICA			249,107
TOTAL NONCONVERTIBLE BONDS (Cost $15,103,360)			14,638,377
Foreign Government and Government Agency Obligations - 61.8%

Australia - 3.3%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	525,172
2.75% 6/21/35 (Reg. S)	AUD	113,000	76,618
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,923
4.25% 4/21/26	AUD	48,000	40,953
5.25% 3/15/19	AUD	419,000	359,159
5.5% 1/21/18	AUD	90,000	75,402
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Australia - continued
Australian Commonwealth: - continued
5.5% 4/21/23	AUD	135,000	$ 123,869
5.75% 5/15/21	AUD	327,000	297,004
5.75% 7/15/22	AUD	470,000	433,598
TOTAL AUSTRALIA			1,935,698
Belgium - 1.2%
Belgian Kingdom:
2.25% 6/22/23	EUR	237,000	291,709
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	189,273
3% 6/22/34 (c)	EUR	16,000	21,100
4% 3/28/32	EUR	133,000	196,183
TOTAL BELGIUM			698,265
Canada - 3.7%
Canadian Government:
1.25% 2/1/18 (e)	CAD	886,000	723,470
1.5% 3/1/20	CAD	779,000	643,158
2.25% 6/1/25	CAD	26,000	21,888
4% 6/1/41	CAD	214,000	227,196
5% 6/1/37	CAD	309,000	363,299
Ontario Province 4.65% 6/2/41	CAD	200,000	200,845
TOTAL CANADA			2,179,856
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	41,451
6% 3/1/23	CLP	10,000,000	17,237
TOTAL CHILE			58,688
Czech Republic - 0.4%
Czech Republic:
2.5% 8/25/28	CZK	1,360,000	61,264
4.2% 12/4/36	CZK	290,000	16,169
5.7% 5/25/24	CZK	2,380,000	136,223
TOTAL CZECH REPUBLIC			213,656
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Denmark - 0.7%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	$ 415,262
4.5% 11/15/39	DKK	80,000	18,717
TOTAL DENMARK			433,979
France - 2.5%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	366,189
2.5% 5/25/30	EUR	914,000	1,126,320
TOTAL FRANCE			1,492,509
Germany - 0.6%
German Federal Republic:
0.5% 2/15/25	EUR	30,000	32,605
2.5% 8/15/46	EUR	31,000	42,325
5.5% 1/4/31	EUR	175,000	311,350
TOTAL GERMANY			386,280
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	112,321
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	68,165
2.4% 5/15/30 (Reg. S)	EUR	72,000	83,069
5.4% 3/13/25	EUR	454,000	674,090
TOTAL IRELAND			825,324
Israel - 1.3%
Israeli State:
1.25% 10/31/17	ILS	526,000	141,994
3.75% 3/31/24	ILS	638,000	187,455
4.25% 3/31/23	ILS	93,000	28,321
5% 1/31/20	ILS	96,000	29,744
5.5% 1/31/22	ILS	371,000	120,896
5.5% 1/31/42	ILS	121,000	42,039
6% 2/28/19	ILS	799,000	250,991
TOTAL ISRAEL			801,440
Italy - 9.7%
Buoni del Tesoro Poliennali:
2.15% 12/15/21	EUR	539,000	618,217
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Buoni del Tesoro Poliennali: - continued
3.5% 6/1/18	EUR	2,480,000	$ 2,992,028
3.5% 12/1/18	EUR	826,000	1,005,567
4.75% 9/1/28 (c)	EUR	12,000	16,334
Italian Republic:
4.5% 3/1/26	EUR	433,000	573,902
5% 8/1/34	EUR	315,000	448,116
5% 9/1/40	EUR	65,000	93,021
TOTAL ITALY			5,747,185
Japan - 9.1%
Japan Government:
0.6% 3/20/24	JPY	206,150,000	1,718,414
0.8% 12/20/22	JPY	6,750,000	57,328
1.2% 12/20/34	JPY	37,850,000	310,537
1.2% 3/20/35	JPY	2,600,000	21,261
1.4% 9/20/34	JPY	112,950,000	961,775
1.5% 3/20/34	JPY	10,050,000	87,436
1.5% 6/20/34	JPY	2,300,000	19,963
1.5% 3/20/45	JPY	3,500,000	28,924
1.7% 12/20/32	JPY	22,350,000	202,530
1.7% 12/20/43	JPY	11,100,000	96,430
1.8% 9/20/43	JPY	21,050,000	186,817
1.9% 12/20/28	JPY	26,700,000	251,755
2% 6/20/22	JPY	48,200,000	442,293
2% 3/20/42	JPY	15,050,000	139,430
2.1% 12/20/25	JPY	19,850,000	188,967
2.1% 3/20/26	JPY	29,400,000	280,300
2.2% 3/20/26	JPY	15,400,000	148,114
2.4% 3/20/48	JPY	25,200,000	253,866
TOTAL JAPAN			5,396,140
Korea (South) - 4.3%
Korean Republic:
2.25% 6/10/25	KRW	87,320,000	76,640
2.75% 3/10/18	KRW	1,331,180,000	1,216,606
3% 3/10/23	KRW	463,700,000	432,996
3% 9/10/24	KRW	191,830,000	179,259
3% 12/10/42	KRW	222,320,000	208,361
3.125% 3/10/19	KRW	231,870,000	215,726
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
3.5% 3/10/24	KRW	130,500,000	$ 126,442
5.25% 3/10/27	KRW	67,660,000	77,032
TOTAL KOREA (SOUTH)			2,533,062
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	285,545
3.814% 2/15/17	MYR	545,000	145,912
3.889% 7/31/20	MYR	745,000	198,810
3.892% 3/15/27	MYR	44,000	11,360
4.935% 9/30/43	MYR	52,000	14,164
TOTAL MALAYSIA			655,791
Mexico - 3.7%
United Mexican States:
2.375% 4/9/21	EUR	272,000	312,333
3.625% 4/9/29	EUR	100,000	118,313
4.75% 6/14/18	MXN	14,664,000	936,765
7.5% 6/3/27	MXN	690,000	48,227
8.5% 5/31/29	MXN	9,139,000	692,747
10% 11/20/36	MXN	1,130,000	98,330
TOTAL MEXICO			2,206,715
Netherlands - 0.4%
Dutch Government 2.5% 1/15/33	EUR	208,000	268,287
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	26,402
5.5% 4/15/23	NZD	95,000	74,074
6% 12/15/17	NZD	190,000	138,270
TOTAL NEW ZEALAND			238,746
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	20,634
4.5% 5/22/19	NOK	737,000	106,483
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	$ 13,772
3% 3/14/24	NOK	367,000	51,432
TOTAL NORWAY			192,321
Poland - 2.1%
Polish Government:
1.5% 4/25/20	PLN	171,000	42,977
3.25% 7/25/25	PLN	691,000	183,295
4% 10/25/23	PLN	806,000	226,966
5% 4/25/16	PLN	1,734,000	473,299
5.5% 10/25/19	PLN	821,000	244,772
5.75% 10/25/21	PLN	80,000	24,664
5.75% 9/23/22	PLN	116,000	36,019
5.75% 4/25/29	PLN	122,000	40,464
TOTAL POLAND			1,272,456
Russia - 0.9%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	28,015
6.8% 12/11/19	RUB	4,030,000	62,694
7% 8/16/23	RUB	7,638,000	109,965
7.05% 1/19/28	RUB	3,375,000	45,868
7.35% 1/20/16	RUB	6,478,000	115,537
7.5% 2/27/19	RUB	10,768,000	175,515
TOTAL RUSSIA			537,594
Singapore - 0.6%
Republic of Singapore:
3.25% 9/1/20	SGD	362,000	284,633
3.375% 9/1/33	SGD	62,000	48,042
TOTAL SINGAPORE			332,675
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	39,953
South Africa - 2.3%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	108,884
7.25% 1/15/20	ZAR	520,000	41,883
8% 12/21/18	ZAR	3,678,000	306,596
8% 1/31/30	ZAR	3,238,000	251,128
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - continued
South African Republic: - continued
8.25% 9/15/17	ZAR	386,000	$ 32,378
8.5% 1/31/37	ZAR	3,610,000	284,733
8.75% 1/31/44	ZAR	1,088,000	86,226
10.5% 12/21/26	ZAR	2,941,000	281,385
TOTAL SOUTH AFRICA			1,393,213
Spain - 3.4%
Spanish Kingdom:
2.15% 10/31/25(Reg. S) (c)	EUR	105,000	114,859
3.75% 10/31/18	EUR	788,000	965,210
4.4% 10/31/23 (c)	EUR	576,000	754,543
5.15% 10/31/44	EUR	133,000	198,011
5.75% 7/30/32	EUR	14,000	21,453
TOTAL SPAIN			2,054,076
Sweden - 0.7%
Sweden Kingdom:
2.25% 6/1/32	SEK	200,000	26,386
2.5% 5/12/25	SEK	1,280,000	176,215
3.5% 3/30/39	SEK	60,000	9,547
5% 12/1/20	SEK	1,210,000	182,100
TOTAL SWEDEN			394,248
Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	575,800
Thailand - 0.9%
Kingdom of Thailand:
3.45% 3/8/19	THB	4,530,000	140,199
3.625% 6/16/23	THB	10,423,000	324,318
4.675% 6/29/44	THB	670,000	22,402
4.875% 6/22/29	THB	1,562,000	53,599
TOTAL THAILAND			540,518
Turkey - 1.8%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	15,548
8.3% 6/20/18	TRY	244,000	88,310
8.5% 7/10/19	TRY	264,000	95,746
8.5% 9/14/22	TRY	454,000	162,621
8.8% 11/14/18	TRY	717,000	262,444
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 9/27/23	TRY	829,000	$ 302,203
9% 1/27/16	TRY	362,000	134,394
TOTAL TURKEY			1,061,266
United Kingdom - 3.6%
United Kingdom, Great Britain and Northern Ireland:
1% 9/7/17	GBP	259,000	409,204
3.25% 1/22/44	GBP	206,000	357,012
4.25% 6/7/32	GBP	16,000	31,130
4.5% 9/7/34	GBP	230,000	465,252
4.5% 12/7/42	GBP	421,000	894,151
TOTAL UNITED KINGDOM			2,156,749
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,725,310)			36,734,811
Preferred Securities - 11.8%

Belgium - 0.4%
KBC Groep NV 5.625% (Reg. S) (d)(f)	EUR	200,000	218,644
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(f)		200,000	195,488
6.625% (Reg. S) (d)(f)		400,000	390,976
EDF SA 5.625% (Reg. S) (d)(f)		300,000	312,600
TOTAL FRANCE			899,064
Germany - 1.8%
RWE AG 4.625% (d)(f)	EUR	920,000	1,062,065
Ireland - 0.7%
Bank of Ireland 7.375% (Reg. S) (d)(f)	EUR	350,000	389,271
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (d)(f)	EUR	350,000	375,879
Preferred Securities - continued
		Principal Amount (b)	Value
Switzerland - 1.9%
UBS Group AG:
7% (Reg. S) (d)(f)		$ 200,000	$ 208,063
7.125% (Reg. S) (d)(f)		875,000	933,509
TOTAL SWITZERLAND			1,141,572
United Kingdom - 1.9%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,101,403
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(f)		837,000	851,532
6.75% (d)(f)		7,000	7,675
Wells Fargo & Co. 5.875% (d)(f)		900,000	923,731
TOTAL UNITED STATES OF AMERICA			1,782,938
TOTAL PREFERRED SECURITIES (Cost $7,254,004)			6,970,836
Money Market Funds - 0.7%
Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $429,692)	429,692	429,692
Purchased Swaptions - 0.1%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00%	7/15/15	EUR	1,050,000	$ 22,260
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.25%	7/15/15	EUR	1,100,000	15,426
Option on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.50%	7/15/15	EUR	2,600,000	19,836
TOTAL PURCHASED SWAPTIONS (Cost $47,644)				57,522
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $62,560,010)	58,831,238
NET OTHER ASSETS (LIABILITIES) - 1.0%	616,020
NET ASSETS - 100%	$ 59,447,258
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
14 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 2,022,472	$ 5,883
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	331,423	(1,622)
7 Eurex Euro-Oat Contracts (Germany)	Sept. 2015	1,143,045	(1,563)
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	672,538	3,956
TOTAL BOND INDEX CONTRACTS		4,169,478	6,654
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 508,372	$ (2,211)
12 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	2,079,895	5,044
TOTAL BOND INDEX CONTRACTS		2,588,267	2,833
Treasury Contracts
21 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	2,649,609	10,130
TOTAL SOLD		5,237,876	12,963
		$ 9,407,354	$ 19,617

The face value of futures purchased as a percentage of net assets is 7%

The face value of futures sold as a percentage of net assets is 8.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,705,497.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/15	EUR	Credit Suisse Intl.	Buy	532,000	$ 593,552	$ (452)
7/1/15	GBP	Credit Suisse Intl.	Sell	36,000	56,655	90
7/1/15	JPY	Credit Suisse Intl.	Sell	32,197,217	262,370	(712)
7/2/15	EUR	Citibank, N.A.	Buy	18,000	20,074	(6)
7/2/15	PLN	Citibank, N.A.	Buy	90,078	23,989	(32)
7/2/15	TRY	Citibank, N.A.	Buy	84,009	31,369	(23)
7/6/15	AUD	Citibank, N.A.	Buy	36,981	28,443	83
7/6/15	JPY	Citibank, N.A.	Buy	7,044,058	57,614	(55)
8/20/15	AUD	Citibank, N.A.	Sell	37,000	28,386	(82)
8/20/15	AUD	Credit Suisse Intl.	Buy	13,000	9,914	88
8/20/15	AUD	Goldman Sachs Bank USA	Sell	39,000	30,231	224
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	AUD	Morgan Stanley Cap. Group	Buy	494,000	$ 393,626	$ (13,543)
8/20/15	BRL	Citibank, N.A.	Buy	99,000	30,907	360
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	93,000	29,717	346
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	290,000	88,699	(2,890)
8/20/15	CAD	Credit Suisse Intl.	Buy	22,000	17,580	22
8/20/15	CAD	Credit Suisse Intl.	Buy	1,015,000	841,498	(29,402)
8/20/15	CHF	Goldman Sachs Bank USA	Sell	28,000	30,404	397
8/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	201,000	214,115	(1,290)
8/20/15	CZK	Credit Suisse Intl.	Buy	8,962,000	371,427	(4,814)
8/20/15	EUR	Citibank, N.A.	Buy	81,000	90,393	(28)
8/20/15	EUR	Citibank, N.A.	Buy	131,000	143,014	3,132
8/20/15	EUR	Credit Suisse Intl.	Buy	43,000	48,389	(418)
8/20/15	EUR	Credit Suisse Intl.	Buy	48,000	54,569	(1,019)
8/20/15	EUR	Credit Suisse Intl.	Sell	29,000	32,765	412
8/20/15	EUR	Credit Suisse Intl.	Sell	34,000	38,287	356
8/20/15	EUR	Credit Suisse Intl.	Sell	65,000	72,930	415
8/20/15	EUR	Credit Suisse Intl.	Sell	532,000	593,946	436
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	27,000	30,092	30
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	205,000	225,075	3,627
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	65,000	72,621	106
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	227,000	255,334	2,088
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	EUR	Morgan Stanley Cap. Group	Buy	3,036,000	$ 3,445,367	$ (58,343)
8/20/15	GBP	Citibank, N.A.	Sell	22,000	34,598	43
8/20/15	GBP	Credit Suisse Intl.	Buy	16,000	24,596	535
8/20/15	GBP	Credit Suisse Intl.	Buy	19,000	29,136	707
8/20/15	GBP	Credit Suisse Intl.	Buy	45,000	70,796	(115)
8/20/15	GBP	Credit Suisse Intl.	Sell	10,000	15,816	110
8/20/15	GBP	Credit Suisse Intl.	Sell	27,000	41,201	(1,207)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	13,000	19,821	598
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	40,000	62,451	376
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	58,000	88,479	(2,621)
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	1,389,000	2,182,115	425
8/20/15	HKD	Credit Suisse Intl.	Buy	393,000	50,703	(6)
8/20/15	ILS	Citibank, N.A.	Sell	114,000	30,223	11
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Buy	214,000	55,285	1,429
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	332,000	85,703	(2,284)
8/20/15	JPY	Citibank, N.A.	Sell	27,050,000	221,347	193
8/20/15	JPY	Credit Suisse Intl.	Buy	6,850,000	55,243	761
8/20/15	JPY	Credit Suisse Intl.	Buy	36,100,000	294,351	792
8/20/15	JPY	Credit Suisse Intl.	Sell	5,700,000	45,551	(1,051)
8/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	12,000,000	96,902	(1,207)
8/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	15,650,000	125,976	(1,974)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	JPY	Morgan Stanley Cap. Group	Buy	532,500,000	$ 4,450,245	$ (96,671)
8/20/15	KRW	Credit Suisse Intl.	Sell	53,900,000	48,125	37
8/20/15	KRW	Goldman Sachs Bank USA	Sell	133,620,000	121,639	2,427
8/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	90,100,000	80,749	365
8/20/15	NOK	Citibank, N.A.	Buy	40,000	5,142	(46)
8/20/15	NOK	Citibank, N.A.	Buy	1,001,000	127,088	433
8/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	129,000	88,728	1,694
8/20/15	PLN	Goldman Sachs Bank USA	Buy	444,000	118,848	(921)
8/20/15	SEK	Citibank, N.A.	Sell	573,000	69,050	(143)
8/20/15	SEK	Citibank, N.A.	Sell	882,000	103,928	(2,578)
8/20/15	SEK	Credit Suisse Intl.	Buy	3,874,000	466,751	1,052
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,165,000	141,297	(618)
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,597,000	187,992	4,853
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Sell	241,000	29,691	589
						$ (194,909)

For the period, the average contract value for foreign currency contracts was $24,813,626. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,231,932 or 5.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $148,613.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 14,638,377	$ -	$ 14,638,377	$ -
Foreign Government and Government Agency Obligations	36,734,811	-	36,734,811	-
Preferred Securities	6,970,836	-	6,970,836	-
Money Market Funds	429,692	429,692	-	-
Purchased Swaptions	57,522	-	57,522	-
Total Investments in Securities:	$ 58,831,238	$ 429,692	$ 58,401,546	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 29,642	$ -	$ 29,642	$ -
Futures Contracts	25,013	25,013	-	-
Total Assets	$ 54,655	$ 25,013	$ 29,642	$ -
Liabilities
Foreign Currency Contracts	$ (224,551)	$ -	$ (224,551)	$ -
Futures Contracts	(5,396)	(5,396)	-	-
Total Liabilities	$ (229,947)	$ (5,396)	$ (224,551)	$ -
Total Other Derivative Instruments:	$ (175,292)	$ 19,617	$ (194,909)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 57,522	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	29,642	(224,551)
Interest Rate Risk
Futures Contracts (b)	25,013	(5,396)
Total Value of Derivatives	$ 112,177	$ (229,947)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,130,318)	$ 58,401,546
Fidelity Central Funds (cost $429,692)	429,692
Total Investments (cost $62,560,010)		$ 58,831,238
Cash		27,737
Foreign currency held at value (cost $1,157,901)		1,145,646
Receivable for investments sold		310,300
Unrealized appreciation on foreign currency contracts		29,642
Receivable for fund shares sold		45,211
Interest receivable		541,213
Distributions receivable from Fidelity Central Funds		48
Receivable for daily variation margin for derivative instruments		13,990
Receivable from investment adviser for expense reductions		13,369
Total assets		60,958,394

Liabilities
Payable for investments purchased	$ 1,115,832
Unrealized depreciation on foreign currency contracts	224,551
Payable for fund shares redeemed	55,265
Accrued management fee	27,845
Distribution and service plan fees payable	3,397
Other affiliated payables	8,560
Other payables and accrued expenses	75,686
Total liabilities		1,511,136

Net Assets		$ 59,447,258
Net Assets consist of:
Paid in capital		$ 68,585,882
Distributions in excess of net investment income		(2,583,564)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,639,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,915,484)
Net Assets		$ 59,447,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Class A:
Net Asset Value and redemption price per share ($3,174,386 ÷ 371,932 shares)	$ 8.53

Maximum offering price per share (100/96.00 of $8.53)	$ 8.89
Class T:
Net Asset Value and redemption price per share ($2,581,126 ÷ 302,456 shares)	$ 8.53

Maximum offering price per share (100/96.00 of $8.53)	$ 8.89
Class C:
Net Asset Value and offering price per share ($2,560,757 ÷ 300,495 shares)A	$ 8.52

International Bond:
Net Asset Value, offering price and redemption price per share ($48,913,857 ÷ 5,727,156 shares)	$ 8.54

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,217,132 ÷ 259,627 shares)	$ 8.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015

Investment Income
Dividends		$ 91,956
Interest		791,667
Income from Fidelity Central Funds		266
Income before foreign taxes withheld		883,889
Less foreign taxes withheld		(11,280)
Total income		872,609

Expenses
Management fee	$ 166,448
Transfer agent fees	35,713
Distribution and service plan fees	20,566
Accounting fees and expenses	15,388
Custodian fees and expenses	7,497
Independent trustees' compensation	118
Registration fees	59,911
Audit	68,489
Legal	77
Miscellaneous	342
Total expenses before reductions	374,549
Expense reductions	(131,243)	243,306
Net investment income (loss)		629,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,407,246)
Foreign currency transactions	(823,921)
Futures contracts	(258,680)
Swaps	30,552
Total net realized gain (loss)		(2,459,295)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,590,366)
Assets and liabilities in foreign currencies	219,852
Futures contracts	101,462
Total change in net unrealized appreciation (depreciation)		(1,269,052)
Net gain (loss)		(3,728,347)
Net increase (decrease) in net assets resulting from operations		$ (3,099,044)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 629,303	$ 1,343,714
Net realized gain (loss)	(2,459,295)	(2,357,208)
Change in net unrealized appreciation (depreciation)	(1,269,052)	(1,945,099)
Net increase (decrease) in net assets resulting from operations	(3,099,044)	(2,958,593)
Distributions to shareholders from net investment income	(581,451)	(529,223)
Distributions to shareholders from net realized gain	(212,919)	(207,071)
Return of capital	-	(545,190)
Total distributions	(794,370)	(1,281,484)
Share transactions - net increase (decrease)	2,364,798	7,271,463
Total increase (decrease) in net assets	(1,528,616)	3,031,386

Net Assets
Beginning of period	60,975,874	57,944,488
End of period (including distributions in excess of net investment income of $2,583,564 and distributions in excess of net investment income of $2,631,416, respectively)	$ 59,447,258	$ 60,975,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.176	.177	.083
Net realized and unrealized gain (loss)	(.553)	(.529)	(.549)	.334
Total from investment operations	(.468)	(.353)	(.372)	.417
Distributions from net investment income	(.080)	(.068)I	-	(.080)
Distributions from net realized gain	(.032)	(.028)I	(.016)	(.137)
Return of capital	-	(.071)	(.182)	-
Total distributions	(.112)	(.167)	(.198)	(.217)
Net asset value, end of period	$ 8.53	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C, D	(5.16)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%A	1.39%	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.94%A	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,174	$ 3,152	$ 3,103	$ 2,768
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.176	.177	.083
Net realized and unrealized gain (loss)	(.553)	(.519)	(.558)	.334
Total from investment operations	(.468)	(.343)	(.381)	.417
Distributions from net investment income	(.080)	(.068)I	-	(.080)
Distributions from net realized gain	(.032)	(.028)I	(.016)	(.137)
Return of capital	-	(.071)	(.183)	-
Total distributions	(.112)	(.167)	(.199)	(.217)
Net asset value, end of period	$ 8.53	$ 9.11	$ 9.62	$ 10.20
Total ReturnB, C, D	(5.16)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.41%	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.94%A	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,581	$ 2,644	$ 3,045	$ 2,827
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.052	.103	.103	.036
Net realized and unrealized gain (loss)	(.547)	(.528)	(.543)	.326
Total from investment operations	(.495)	(.425)	(.440)	.362
Distributions from net investment income	(.053)	(.033)I	-	(.035)
Distributions from net realized gain	(.032)	(.022)I	(.016)	(.137)
Return of capital	-	(.040)	(.114)	-
Total distributions	(.085)	(.095)	(.130)	(.172)
Net asset value, end of period	$ 8.52	$ 9.10	$ 9.62	$ 10.19
Total ReturnB, C, D	(5.46)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net Assets F, J
Expenses before reductions	2.31%A	2.17%	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%	1.75%A
Net investment income (loss)	1.19%A	1.06%	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,561	$ 2,713	$ 2,823	$ 2,797
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.096	.200	.203	.099
Net realized and unrealized gain (loss)	(.545)	(.531)	(.551)	.333
Total from investment operations	(.449)	(.331)	(.348)	.432
Distributions from net investment income	(.089)	(.078)H	-	(.095)
Distributions from net realized gain	(.032)	(.030)H	(.016)	(.137)
Return of capital	-	(.081)	(.206)	-
Total distributions	(.121)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.54	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(4.96)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18%A	1.06%	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.19%A	2.06%	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,914	$ 50,257	$ 46,347	$ 87,752
Portfolio turnover rateF	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.096	.201	.201	.099
Net realized and unrealized gain (loss)	(.545)	(.532)	(.549)	.333
Total from investment operations	(.449)	(.331)	(.348)	.432
Distributions from net investment income	(.089)	(.078)H	-	(.095)
Distributions from net realized gain	(.032)	(.030)H	(.016)	(.137)
Return of capital	-	(.081)	(.206)	-
Total distributions	(.121)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.54	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(4.96)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.22%A	1.12%	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.19%A	2.06%	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 2,210	$ 2,627	$ 2,664
Portfolio turnover rateF	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in

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3. Significant Accounting Policies - continued

Investment Valuation - continued

good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 521,615
Gross unrealized depreciation	(4,423,991)
Net unrealized appreciation (depreciation) on securities	$ (3,902,376)

Tax cost	$ 62,733,614

The Fund elected to defer to its next fiscal year approximately $2,792,559 of ordinary losses recognized during the period January 1, 2014 to December 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (27,031)	$ 9,878
Swaps	30,552	-
Total Credit Risk	3,521	9,878
Foreign Exchange Risk
Foreign Currency Contracts	(766,624)	198,082
Interest Rate Risk
Futures Contracts	(258,680)	101,462
TotalsA	$ (1,021,783)	$ 309,422

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be

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4. Derivative Instruments - continued

Credit Default Swaps - continued

used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,785,632 and $33,105,692, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,927	$ 2,576
Class T	-%	.25%	3,260	2,462
Class C	.75%	.25%	13,379	10,957
			$ 20,566	$ 15,995

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 132
Class T	138
Class C*	42
$ 312

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,821.18
Class T	2,841.22
Class C	3,122.23
International Bond	25,309.10
Institutional Class	1,620.15
	$ 35,713

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 7,929
Class T	1.00%	7,083
Class C	1.75%	7,476
International Bond	.75%	103,556
Institutional Class	.75%	5,191
		$ 131,235

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 28,678	$ 24,003
Class T	23,740	21,756
Class C	16,191	10,667
International Bond	490,615	451,022
Institutional Class	22,227	21,775
Total	$ 581,451	$ 529,223

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ 11,259	$ 10,010
Class T	9,376	8,730
Class C	9,649	6,732
International Bond	174,852	173,548
Institutional Class	7,783	8,051
Total	$ 212,919	$ 207,071
From Return of Capital
Class A	$ -	$ 25,185
Class T	-	22,573
Class C	-	12,883
International Bond	-	462,464
Institutional Class	-	22,085
Total	$ -	$ 545,190

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	30,840	80,725	$ 270,056	$ 789,817
Reinvestment of distributions	4,528	6,086	39,708	58,753
Shares redeemed	(9,564)	(63,069)	(83,954)	(594,551)
Net increase (decrease)	25,804	23,742	$ 225,810	$ 254,019
Class T
Shares sold	16,473	40,791	$ 145,338	$ 394,700
Reinvestment of distributions	3,760	5,482	32,972	52,982
Shares redeemed	(8,101)	(72,326)	(71,869)	(685,892)
Net increase (decrease)	12,132	(26,053)	$ 106,441	$ (238,210)
Class C
Shares sold	21,304	78,804	$ 188,769	$ 770,057
Reinvestment of distributions	2,909	3,121	25,538	30,093
Shares redeemed	(21,919)	(77,178)	(191,574)	(718,302)
Net increase (decrease)	2,294	4,747	$ 22,733	$ 81,848

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
International Bond
Shares sold	1,007,084	2,797,251	$ 8,879,548	$ 27,442,882
Reinvestment of distributions	72,640	105,890	637,214	1,022,343
Shares redeemed	(868,171)	(2,201,421)	(7,656,610)	(21,019,877)
Net increase (decrease)	211,553	701,720	$ 1,860,152	$ 7,445,348
Institutional Class
Shares sold	13,710	12,304	$ 119,880	$ 122,892
Reinvestment of distributions	3,422	5,357	30,010	51,786
Shares redeemed	(26)	(48,016)	(228)	(446,220)
Net increase (decrease)	17,106	(30,355)	$ 149,662	$ (271,542)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 53% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZI-USAN-0815
1.939017.103

Fidelity®

International Bond

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 948.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 948.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 945.40	$ 8.44
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 950.40	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 950.40	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2015	As of December 31, 2014
European Monetary Unit	42.1%	42.3%
Japanese Yen	16.2%	15.9%
British Pound	7.8%	7.9%
Canadian Dollar	5.1%	5.2%
Korean Won	3.9%	4.6%
Australian Dollar	3.9%	3.9%
Mexican Peso	3.1%	3.2%
South African Rand	2.4%	2.2%
Polish Zloty	2.4%	2.2%
Turkish Lira	1.8%	1.8%
Other	11.3%	10.8%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
United Kingdom 11.7%	United Kingdom 13.5%
Italy 10.1%	Italy 7.0%
Japan 9.1%	Japan 9.8%
France 6.6%	France 6.6%
Germany 6.4%	Germany 8.1%
Ireland 5.3%	Ireland 2.0%
United States 5.1%	United States 5.5%
Korea (South) 4.3%	Korea (South) 4.5%
Australia 4.3%	Australia 3.9%
Other 37.1%	Other 39.1%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 11.0%	AAA 16.6%
AA 9.8%	AA 12.2%
A 17.4%	A 17.8%
BBB 33.4%	BBB 33.3%
BB and Below 15.9%	BB and Below 9.4%
Not Rated 10.7%	Not Rated 9.5%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	10.3	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	7.0	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 24.6%		Corporate Bonds 24.1%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.2%
	Foreign Government and Government Agency Obligations 61.8%		Foreign Government and Government Agency Obligations 68.4%
	Other Investments 11.8%		Other Investments 6.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Futures and Swaps	1.8%	** Futures and Swaps	14.4%
* Foreign Currency Contracts	12.0%	** Foreign Currency Contracts	13.2%

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
		Principal Amount (b)	Value
Australia - 1.0%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (f)	EUR	550,000	$ 580,832
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	620,850
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (f)	GBP	170,000	285,155
Denmark - 1.1%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	642,233
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	245,304
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		500,000	527,058
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	782,686
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	226,315
TOTAL FRANCE			1,536,059
Germany - 4.0%
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	400,000	422,817
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	600,564
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (f)	EUR	400,000	546,711
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		800,000	794,000
TOTAL GERMANY			2,364,092
Ireland - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		200,000	201,000
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (f)		270,000	279,182
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (f)	EUR	1,000,000	1,114,948
10% 7/30/16	EUR	250,000	296,132
TOTAL IRELAND			1,891,262
Italy - 0.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (f)	EUR	200,000	265,976
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 1.9%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	$ 258,529
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	900,241
TOTAL LUXEMBOURG			1,158,770
Netherlands - 1.6%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	165,392
Deutsche Annington Finance BV 5% 10/2/23 (c)		300,000	319,570
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	400,000	449,752
TOTAL NETHERLANDS			934,714
Portugal - 0.4%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	221,869
United Kingdom - 6.1%
Aviva PLC 6.625% 6/3/41 (f)	GBP	450,000	775,194
Barclays Bank PLC 6.75% 1/16/23 (f)	GBP	300,000	512,889
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	167,570
Tesco PLC:
5% 3/24/23	GBP	350,000	553,922
6.125% 2/24/22	GBP	400,000	680,190
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	159,891
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	500,000	792,498
TOTAL UNITED KINGDOM			3,642,154
United States of America - 0.4%
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	150,400
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	98,707
TOTAL UNITED STATES OF AMERICA			249,107
TOTAL NONCONVERTIBLE BONDS (Cost $15,103,360)			14,638,377
Foreign Government and Government Agency Obligations - 61.8%

Australia - 3.3%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	525,172
2.75% 6/21/35 (Reg. S)	AUD	113,000	76,618
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,923
4.25% 4/21/26	AUD	48,000	40,953
5.25% 3/15/19	AUD	419,000	359,159
5.5% 1/21/18	AUD	90,000	75,402
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Australia - continued
Australian Commonwealth: - continued
5.5% 4/21/23	AUD	135,000	$ 123,869
5.75% 5/15/21	AUD	327,000	297,004
5.75% 7/15/22	AUD	470,000	433,598
TOTAL AUSTRALIA			1,935,698
Belgium - 1.2%
Belgian Kingdom:
2.25% 6/22/23	EUR	237,000	291,709
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	189,273
3% 6/22/34 (c)	EUR	16,000	21,100
4% 3/28/32	EUR	133,000	196,183
TOTAL BELGIUM			698,265
Canada - 3.7%
Canadian Government:
1.25% 2/1/18 (e)	CAD	886,000	723,470
1.5% 3/1/20	CAD	779,000	643,158
2.25% 6/1/25	CAD	26,000	21,888
4% 6/1/41	CAD	214,000	227,196
5% 6/1/37	CAD	309,000	363,299
Ontario Province 4.65% 6/2/41	CAD	200,000	200,845
TOTAL CANADA			2,179,856
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	41,451
6% 3/1/23	CLP	10,000,000	17,237
TOTAL CHILE			58,688
Czech Republic - 0.4%
Czech Republic:
2.5% 8/25/28	CZK	1,360,000	61,264
4.2% 12/4/36	CZK	290,000	16,169
5.7% 5/25/24	CZK	2,380,000	136,223
TOTAL CZECH REPUBLIC			213,656
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Denmark - 0.7%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	$ 415,262
4.5% 11/15/39	DKK	80,000	18,717
TOTAL DENMARK			433,979
France - 2.5%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	366,189
2.5% 5/25/30	EUR	914,000	1,126,320
TOTAL FRANCE			1,492,509
Germany - 0.6%
German Federal Republic:
0.5% 2/15/25	EUR	30,000	32,605
2.5% 8/15/46	EUR	31,000	42,325
5.5% 1/4/31	EUR	175,000	311,350
TOTAL GERMANY			386,280
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	112,321
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	68,165
2.4% 5/15/30 (Reg. S)	EUR	72,000	83,069
5.4% 3/13/25	EUR	454,000	674,090
TOTAL IRELAND			825,324
Israel - 1.3%
Israeli State:
1.25% 10/31/17	ILS	526,000	141,994
3.75% 3/31/24	ILS	638,000	187,455
4.25% 3/31/23	ILS	93,000	28,321
5% 1/31/20	ILS	96,000	29,744
5.5% 1/31/22	ILS	371,000	120,896
5.5% 1/31/42	ILS	121,000	42,039
6% 2/28/19	ILS	799,000	250,991
TOTAL ISRAEL			801,440
Italy - 9.7%
Buoni del Tesoro Poliennali:
2.15% 12/15/21	EUR	539,000	618,217
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Buoni del Tesoro Poliennali: - continued
3.5% 6/1/18	EUR	2,480,000	$ 2,992,028
3.5% 12/1/18	EUR	826,000	1,005,567
4.75% 9/1/28 (c)	EUR	12,000	16,334
Italian Republic:
4.5% 3/1/26	EUR	433,000	573,902
5% 8/1/34	EUR	315,000	448,116
5% 9/1/40	EUR	65,000	93,021
TOTAL ITALY			5,747,185
Japan - 9.1%
Japan Government:
0.6% 3/20/24	JPY	206,150,000	1,718,414
0.8% 12/20/22	JPY	6,750,000	57,328
1.2% 12/20/34	JPY	37,850,000	310,537
1.2% 3/20/35	JPY	2,600,000	21,261
1.4% 9/20/34	JPY	112,950,000	961,775
1.5% 3/20/34	JPY	10,050,000	87,436
1.5% 6/20/34	JPY	2,300,000	19,963
1.5% 3/20/45	JPY	3,500,000	28,924
1.7% 12/20/32	JPY	22,350,000	202,530
1.7% 12/20/43	JPY	11,100,000	96,430
1.8% 9/20/43	JPY	21,050,000	186,817
1.9% 12/20/28	JPY	26,700,000	251,755
2% 6/20/22	JPY	48,200,000	442,293
2% 3/20/42	JPY	15,050,000	139,430
2.1% 12/20/25	JPY	19,850,000	188,967
2.1% 3/20/26	JPY	29,400,000	280,300
2.2% 3/20/26	JPY	15,400,000	148,114
2.4% 3/20/48	JPY	25,200,000	253,866
TOTAL JAPAN			5,396,140
Korea (South) - 4.3%
Korean Republic:
2.25% 6/10/25	KRW	87,320,000	76,640
2.75% 3/10/18	KRW	1,331,180,000	1,216,606
3% 3/10/23	KRW	463,700,000	432,996
3% 9/10/24	KRW	191,830,000	179,259
3% 12/10/42	KRW	222,320,000	208,361
3.125% 3/10/19	KRW	231,870,000	215,726
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
3.5% 3/10/24	KRW	130,500,000	$ 126,442
5.25% 3/10/27	KRW	67,660,000	77,032
TOTAL KOREA (SOUTH)			2,533,062
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	285,545
3.814% 2/15/17	MYR	545,000	145,912
3.889% 7/31/20	MYR	745,000	198,810
3.892% 3/15/27	MYR	44,000	11,360
4.935% 9/30/43	MYR	52,000	14,164
TOTAL MALAYSIA			655,791
Mexico - 3.7%
United Mexican States:
2.375% 4/9/21	EUR	272,000	312,333
3.625% 4/9/29	EUR	100,000	118,313
4.75% 6/14/18	MXN	14,664,000	936,765
7.5% 6/3/27	MXN	690,000	48,227
8.5% 5/31/29	MXN	9,139,000	692,747
10% 11/20/36	MXN	1,130,000	98,330
TOTAL MEXICO			2,206,715
Netherlands - 0.4%
Dutch Government 2.5% 1/15/33	EUR	208,000	268,287
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	26,402
5.5% 4/15/23	NZD	95,000	74,074
6% 12/15/17	NZD	190,000	138,270
TOTAL NEW ZEALAND			238,746
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	20,634
4.5% 5/22/19	NOK	737,000	106,483
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	$ 13,772
3% 3/14/24	NOK	367,000	51,432
TOTAL NORWAY			192,321
Poland - 2.1%
Polish Government:
1.5% 4/25/20	PLN	171,000	42,977
3.25% 7/25/25	PLN	691,000	183,295
4% 10/25/23	PLN	806,000	226,966
5% 4/25/16	PLN	1,734,000	473,299
5.5% 10/25/19	PLN	821,000	244,772
5.75% 10/25/21	PLN	80,000	24,664
5.75% 9/23/22	PLN	116,000	36,019
5.75% 4/25/29	PLN	122,000	40,464
TOTAL POLAND			1,272,456
Russia - 0.9%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	28,015
6.8% 12/11/19	RUB	4,030,000	62,694
7% 8/16/23	RUB	7,638,000	109,965
7.05% 1/19/28	RUB	3,375,000	45,868
7.35% 1/20/16	RUB	6,478,000	115,537
7.5% 2/27/19	RUB	10,768,000	175,515
TOTAL RUSSIA			537,594
Singapore - 0.6%
Republic of Singapore:
3.25% 9/1/20	SGD	362,000	284,633
3.375% 9/1/33	SGD	62,000	48,042
TOTAL SINGAPORE			332,675
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	39,953
South Africa - 2.3%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	108,884
7.25% 1/15/20	ZAR	520,000	41,883
8% 12/21/18	ZAR	3,678,000	306,596
8% 1/31/30	ZAR	3,238,000	251,128
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - continued
South African Republic: - continued
8.25% 9/15/17	ZAR	386,000	$ 32,378
8.5% 1/31/37	ZAR	3,610,000	284,733
8.75% 1/31/44	ZAR	1,088,000	86,226
10.5% 12/21/26	ZAR	2,941,000	281,385
TOTAL SOUTH AFRICA			1,393,213
Spain - 3.4%
Spanish Kingdom:
2.15% 10/31/25(Reg. S) (c)	EUR	105,000	114,859
3.75% 10/31/18	EUR	788,000	965,210
4.4% 10/31/23 (c)	EUR	576,000	754,543
5.15% 10/31/44	EUR	133,000	198,011
5.75% 7/30/32	EUR	14,000	21,453
TOTAL SPAIN			2,054,076
Sweden - 0.7%
Sweden Kingdom:
2.25% 6/1/32	SEK	200,000	26,386
2.5% 5/12/25	SEK	1,280,000	176,215
3.5% 3/30/39	SEK	60,000	9,547
5% 12/1/20	SEK	1,210,000	182,100
TOTAL SWEDEN			394,248
Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	575,800
Thailand - 0.9%
Kingdom of Thailand:
3.45% 3/8/19	THB	4,530,000	140,199
3.625% 6/16/23	THB	10,423,000	324,318
4.675% 6/29/44	THB	670,000	22,402
4.875% 6/22/29	THB	1,562,000	53,599
TOTAL THAILAND			540,518
Turkey - 1.8%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	15,548
8.3% 6/20/18	TRY	244,000	88,310
8.5% 7/10/19	TRY	264,000	95,746
8.5% 9/14/22	TRY	454,000	162,621
8.8% 11/14/18	TRY	717,000	262,444
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 9/27/23	TRY	829,000	$ 302,203
9% 1/27/16	TRY	362,000	134,394
TOTAL TURKEY			1,061,266
United Kingdom - 3.6%
United Kingdom, Great Britain and Northern Ireland:
1% 9/7/17	GBP	259,000	409,204
3.25% 1/22/44	GBP	206,000	357,012
4.25% 6/7/32	GBP	16,000	31,130
4.5% 9/7/34	GBP	230,000	465,252
4.5% 12/7/42	GBP	421,000	894,151
TOTAL UNITED KINGDOM			2,156,749
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,725,310)			36,734,811
Preferred Securities - 11.8%

Belgium - 0.4%
KBC Groep NV 5.625% (Reg. S) (d)(f)	EUR	200,000	218,644
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(f)		200,000	195,488
6.625% (Reg. S) (d)(f)		400,000	390,976
EDF SA 5.625% (Reg. S) (d)(f)		300,000	312,600
TOTAL FRANCE			899,064
Germany - 1.8%
RWE AG 4.625% (d)(f)	EUR	920,000	1,062,065
Ireland - 0.7%
Bank of Ireland 7.375% (Reg. S) (d)(f)	EUR	350,000	389,271
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (d)(f)	EUR	350,000	375,879
Preferred Securities - continued
		Principal Amount (b)	Value
Switzerland - 1.9%
UBS Group AG:
7% (Reg. S) (d)(f)		$ 200,000	$ 208,063
7.125% (Reg. S) (d)(f)		875,000	933,509
TOTAL SWITZERLAND			1,141,572
United Kingdom - 1.9%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,101,403
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(f)		837,000	851,532
6.75% (d)(f)		7,000	7,675
Wells Fargo & Co. 5.875% (d)(f)		900,000	923,731
TOTAL UNITED STATES OF AMERICA			1,782,938
TOTAL PREFERRED SECURITIES (Cost $7,254,004)			6,970,836
Money Market Funds - 0.7%
Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $429,692)	429,692	429,692
Purchased Swaptions - 0.1%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00%	7/15/15	EUR	1,050,000	$ 22,260
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.25%	7/15/15	EUR	1,100,000	15,426
Option on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.50%	7/15/15	EUR	2,600,000	19,836
TOTAL PURCHASED SWAPTIONS (Cost $47,644)				57,522
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $62,560,010)	58,831,238
NET OTHER ASSETS (LIABILITIES) - 1.0%	616,020
NET ASSETS - 100%	$ 59,447,258
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
14 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 2,022,472	$ 5,883
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	331,423	(1,622)
7 Eurex Euro-Oat Contracts (Germany)	Sept. 2015	1,143,045	(1,563)
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	672,538	3,956
TOTAL BOND INDEX CONTRACTS		4,169,478	6,654
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 508,372	$ (2,211)
12 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	2,079,895	5,044
TOTAL BOND INDEX CONTRACTS		2,588,267	2,833
Treasury Contracts
21 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	2,649,609	10,130
TOTAL SOLD		5,237,876	12,963
		$ 9,407,354	$ 19,617

The face value of futures purchased as a percentage of net assets is 7%

The face value of futures sold as a percentage of net assets is 8.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,705,497.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/15	EUR	Credit Suisse Intl.	Buy	532,000	$ 593,552	$ (452)
7/1/15	GBP	Credit Suisse Intl.	Sell	36,000	56,655	90
7/1/15	JPY	Credit Suisse Intl.	Sell	32,197,217	262,370	(712)
7/2/15	EUR	Citibank, N.A.	Buy	18,000	20,074	(6)
7/2/15	PLN	Citibank, N.A.	Buy	90,078	23,989	(32)
7/2/15	TRY	Citibank, N.A.	Buy	84,009	31,369	(23)
7/6/15	AUD	Citibank, N.A.	Buy	36,981	28,443	83
7/6/15	JPY	Citibank, N.A.	Buy	7,044,058	57,614	(55)
8/20/15	AUD	Citibank, N.A.	Sell	37,000	28,386	(82)
8/20/15	AUD	Credit Suisse Intl.	Buy	13,000	9,914	88
8/20/15	AUD	Goldman Sachs Bank USA	Sell	39,000	30,231	224
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	AUD	Morgan Stanley Cap. Group	Buy	494,000	$ 393,626	$ (13,543)
8/20/15	BRL	Citibank, N.A.	Buy	99,000	30,907	360
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	93,000	29,717	346
8/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	290,000	88,699	(2,890)
8/20/15	CAD	Credit Suisse Intl.	Buy	22,000	17,580	22
8/20/15	CAD	Credit Suisse Intl.	Buy	1,015,000	841,498	(29,402)
8/20/15	CHF	Goldman Sachs Bank USA	Sell	28,000	30,404	397
8/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	201,000	214,115	(1,290)
8/20/15	CZK	Credit Suisse Intl.	Buy	8,962,000	371,427	(4,814)
8/20/15	EUR	Citibank, N.A.	Buy	81,000	90,393	(28)
8/20/15	EUR	Citibank, N.A.	Buy	131,000	143,014	3,132
8/20/15	EUR	Credit Suisse Intl.	Buy	43,000	48,389	(418)
8/20/15	EUR	Credit Suisse Intl.	Buy	48,000	54,569	(1,019)
8/20/15	EUR	Credit Suisse Intl.	Sell	29,000	32,765	412
8/20/15	EUR	Credit Suisse Intl.	Sell	34,000	38,287	356
8/20/15	EUR	Credit Suisse Intl.	Sell	65,000	72,930	415
8/20/15	EUR	Credit Suisse Intl.	Sell	532,000	593,946	436
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	27,000	30,092	30
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	205,000	225,075	3,627
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	65,000	72,621	106
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	227,000	255,334	2,088
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	EUR	Morgan Stanley Cap. Group	Buy	3,036,000	$ 3,445,367	$ (58,343)
8/20/15	GBP	Citibank, N.A.	Sell	22,000	34,598	43
8/20/15	GBP	Credit Suisse Intl.	Buy	16,000	24,596	535
8/20/15	GBP	Credit Suisse Intl.	Buy	19,000	29,136	707
8/20/15	GBP	Credit Suisse Intl.	Buy	45,000	70,796	(115)
8/20/15	GBP	Credit Suisse Intl.	Sell	10,000	15,816	110
8/20/15	GBP	Credit Suisse Intl.	Sell	27,000	41,201	(1,207)
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	13,000	19,821	598
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	40,000	62,451	376
8/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	58,000	88,479	(2,621)
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	1,389,000	2,182,115	425
8/20/15	HKD	Credit Suisse Intl.	Buy	393,000	50,703	(6)
8/20/15	ILS	Citibank, N.A.	Sell	114,000	30,223	11
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Buy	214,000	55,285	1,429
8/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	332,000	85,703	(2,284)
8/20/15	JPY	Citibank, N.A.	Sell	27,050,000	221,347	193
8/20/15	JPY	Credit Suisse Intl.	Buy	6,850,000	55,243	761
8/20/15	JPY	Credit Suisse Intl.	Buy	36,100,000	294,351	792
8/20/15	JPY	Credit Suisse Intl.	Sell	5,700,000	45,551	(1,051)
8/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	12,000,000	96,902	(1,207)
8/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	15,650,000	125,976	(1,974)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
8/20/15	JPY	Morgan Stanley Cap. Group	Buy	532,500,000	$ 4,450,245	$ (96,671)
8/20/15	KRW	Credit Suisse Intl.	Sell	53,900,000	48,125	37
8/20/15	KRW	Goldman Sachs Bank USA	Sell	133,620,000	121,639	2,427
8/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	90,100,000	80,749	365
8/20/15	NOK	Citibank, N.A.	Buy	40,000	5,142	(46)
8/20/15	NOK	Citibank, N.A.	Buy	1,001,000	127,088	433
8/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	129,000	88,728	1,694
8/20/15	PLN	Goldman Sachs Bank USA	Buy	444,000	118,848	(921)
8/20/15	SEK	Citibank, N.A.	Sell	573,000	69,050	(143)
8/20/15	SEK	Citibank, N.A.	Sell	882,000	103,928	(2,578)
8/20/15	SEK	Credit Suisse Intl.	Buy	3,874,000	466,751	1,052
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,165,000	141,297	(618)
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	1,597,000	187,992	4,853
8/20/15	SEK	JPMorgan Chase Bank, N.A.	Sell	241,000	29,691	589
						$ (194,909)

For the period, the average contract value for foreign currency contracts was $24,813,626. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,231,932 or 5.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $148,613.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 14,638,377	$ -	$ 14,638,377	$ -
Foreign Government and Government Agency Obligations	36,734,811	-	36,734,811	-
Preferred Securities	6,970,836	-	6,970,836	-
Money Market Funds	429,692	429,692	-	-
Purchased Swaptions	57,522	-	57,522	-
Total Investments in Securities:	$ 58,831,238	$ 429,692	$ 58,401,546	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 29,642	$ -	$ 29,642	$ -
Futures Contracts	25,013	25,013	-	-
Total Assets	$ 54,655	$ 25,013	$ 29,642	$ -
Liabilities
Foreign Currency Contracts	$ (224,551)	$ -	$ (224,551)	$ -
Futures Contracts	(5,396)	(5,396)	-	-
Total Liabilities	$ (229,947)	$ (5,396)	$ (224,551)	$ -
Total Other Derivative Instruments:	$ (175,292)	$ 19,617	$ (194,909)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 57,522	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	29,642	(224,551)
Interest Rate Risk
Futures Contracts (b)	25,013	(5,396)
Total Value of Derivatives	$ 112,177	$ (229,947)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,130,318)	$ 58,401,546
Fidelity Central Funds (cost $429,692)	429,692
Total Investments (cost $62,560,010)		$ 58,831,238
Cash		27,737
Foreign currency held at value (cost $1,157,901)		1,145,646
Receivable for investments sold		310,300
Unrealized appreciation on foreign currency contracts		29,642
Receivable for fund shares sold		45,211
Interest receivable		541,213
Distributions receivable from Fidelity Central Funds		48
Receivable for daily variation margin for derivative instruments		13,990
Receivable from investment adviser for expense reductions		13,369
Total assets		60,958,394

Liabilities
Payable for investments purchased	$ 1,115,832
Unrealized depreciation on foreign currency contracts	224,551
Payable for fund shares redeemed	55,265
Accrued management fee	27,845
Distribution and service plan fees payable	3,397
Other affiliated payables	8,560
Other payables and accrued expenses	75,686
Total liabilities		1,511,136

Net Assets		$ 59,447,258
Net Assets consist of:
Paid in capital		$ 68,585,882
Distributions in excess of net investment income		(2,583,564)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,639,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,915,484)
Net Assets		$ 59,447,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Class A:
Net Asset Value and redemption price per share ($3,174,386 ÷ 371,932 shares)	$ 8.53

Maximum offering price per share (100/96.00 of $8.53)	$ 8.89
Class T:
Net Asset Value and redemption price per share ($2,581,126 ÷ 302,456 shares)	$ 8.53

Maximum offering price per share (100/96.00 of $8.53)	$ 8.89
Class C:
Net Asset Value and offering price per share ($2,560,757 ÷ 300,495 shares)A	$ 8.52

International Bond:
Net Asset Value, offering price and redemption price per share ($48,913,857 ÷ 5,727,156 shares)	$ 8.54

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,217,132 ÷ 259,627 shares)	$ 8.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015

Investment Income
Dividends		$ 91,956
Interest		791,667
Income from Fidelity Central Funds		266
Income before foreign taxes withheld		883,889
Less foreign taxes withheld		(11,280)
Total income		872,609

Expenses
Management fee	$ 166,448
Transfer agent fees	35,713
Distribution and service plan fees	20,566
Accounting fees and expenses	15,388
Custodian fees and expenses	7,497
Independent trustees' compensation	118
Registration fees	59,911
Audit	68,489
Legal	77
Miscellaneous	342
Total expenses before reductions	374,549
Expense reductions	(131,243)	243,306
Net investment income (loss)		629,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,407,246)
Foreign currency transactions	(823,921)
Futures contracts	(258,680)
Swaps	30,552
Total net realized gain (loss)		(2,459,295)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,590,366)
Assets and liabilities in foreign currencies	219,852
Futures contracts	101,462
Total change in net unrealized appreciation (depreciation)		(1,269,052)
Net gain (loss)		(3,728,347)
Net increase (decrease) in net assets resulting from operations		$ (3,099,044)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 629,303	$ 1,343,714
Net realized gain (loss)	(2,459,295)	(2,357,208)
Change in net unrealized appreciation (depreciation)	(1,269,052)	(1,945,099)
Net increase (decrease) in net assets resulting from operations	(3,099,044)	(2,958,593)
Distributions to shareholders from net investment income	(581,451)	(529,223)
Distributions to shareholders from net realized gain	(212,919)	(207,071)
Return of capital	-	(545,190)
Total distributions	(794,370)	(1,281,484)
Share transactions - net increase (decrease)	2,364,798	7,271,463
Total increase (decrease) in net assets	(1,528,616)	3,031,386

Net Assets
Beginning of period	60,975,874	57,944,488
End of period (including distributions in excess of net investment income of $2,583,564 and distributions in excess of net investment income of $2,631,416, respectively)	$ 59,447,258	$ 60,975,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.176	.177	.083
Net realized and unrealized gain (loss)	(.553)	(.529)	(.549)	.334
Total from investment operations	(.468)	(.353)	(.372)	.417
Distributions from net investment income	(.080)	(.068)I	-	(.080)
Distributions from net realized gain	(.032)	(.028)I	(.016)	(.137)
Return of capital	-	(.071)	(.182)	-
Total distributions	(.112)	(.167)	(.198)	(.217)
Net asset value, end of period	$ 8.53	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C, D	(5.16)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%A	1.39%	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.94%A	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,174	$ 3,152	$ 3,103	$ 2,768
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.176	.177	.083
Net realized and unrealized gain (loss)	(.553)	(.519)	(.558)	.334
Total from investment operations	(.468)	(.343)	(.381)	.417
Distributions from net investment income	(.080)	(.068)I	-	(.080)
Distributions from net realized gain	(.032)	(.028)I	(.016)	(.137)
Return of capital	-	(.071)	(.183)	-
Total distributions	(.112)	(.167)	(.199)	(.217)
Net asset value, end of period	$ 8.53	$ 9.11	$ 9.62	$ 10.20
Total ReturnB, C, D	(5.16)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.41%	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	1.94%A	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,581	$ 2,644	$ 3,045	$ 2,827
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.052	.103	.103	.036
Net realized and unrealized gain (loss)	(.547)	(.528)	(.543)	.326
Total from investment operations	(.495)	(.425)	(.440)	.362
Distributions from net investment income	(.053)	(.033)I	-	(.035)
Distributions from net realized gain	(.032)	(.022)I	(.016)	(.137)
Return of capital	-	(.040)	(.114)	-
Total distributions	(.085)	(.095)	(.130)	(.172)
Net asset value, end of period	$ 8.52	$ 9.10	$ 9.62	$ 10.19
Total ReturnB, C, D	(5.46)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net Assets F, J
Expenses before reductions	2.31%A	2.17%	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%	1.75%A
Net investment income (loss)	1.19%A	1.06%	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,561	$ 2,713	$ 2,823	$ 2,797
Portfolio turnover rateG	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.096	.200	.203	.099
Net realized and unrealized gain (loss)	(.545)	(.531)	(.551)	.333
Total from investment operations	(.449)	(.331)	(.348)	.432
Distributions from net investment income	(.089)	(.078)H	-	(.095)
Distributions from net realized gain	(.032)	(.030)H	(.016)	(.137)
Return of capital	-	(.081)	(.206)	-
Total distributions	(.121)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.54	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(4.96)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18%A	1.06%	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.19%A	2.06%	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,914	$ 50,257	$ 46,347	$ 87,752
Portfolio turnover rateF	114% A	145%	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.096	.201	.201	.099
Net realized and unrealized gain (loss)	(.545)	(.532)	(.549)	.333
Total from investment operations	(.449)	(.331)	(.348)	.432
Distributions from net investment income	(.089)	(.078)H	-	(.095)
Distributions from net realized gain	(.032)	(.030)H	(.016)	(.137)
Return of capital	-	(.081)	(.206)	-
Total distributions	(.121)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.54	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(4.96)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.22%A	1.12%	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%	.75%A
Net investment income (loss)	2.19%A	2.06%	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 2,210	$ 2,627	$ 2,664
Portfolio turnover rateF	114% A	145%	223%	119% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 521,615
Gross unrealized depreciation	(4,423,991)
Net unrealized appreciation (depreciation) on securities	$ (3,902,376)

Tax cost	$ 62,733,614

The Fund elected to defer to its next fiscal year approximately $2,792,559 of ordinary losses recognized during the period January 1, 2014 to December 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (27,031)	$ 9,878
Swaps	30,552	-
Total Credit Risk	3,521	9,878
Foreign Exchange Risk
Foreign Currency Contracts	(766,624)	198,082
Interest Rate Risk
Futures Contracts	(258,680)	101,462
TotalsA	$ (1,021,783)	$ 309,422

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,785,632 and $33,105,692, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,927	$ 2,576
Class T	-%	.25%	3,260	2,462
Class C	.75%	.25%	13,379	10,957
			$ 20,566	$ 15,995

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 132
Class T	138
Class C*	42
$ 312

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,821.18
Class T	2,841.22
Class C	3,122.23
International Bond	25,309.10
Institutional Class	1,620.15
	$ 35,713

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 7,929
Class T	1.00%	7,083
Class C	1.75%	7,476
International Bond	.75%	103,556
Institutional Class	.75%	5,191
		$ 131,235

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 28,678	$ 24,003
Class T	23,740	21,756
Class C	16,191	10,667
International Bond	490,615	451,022
Institutional Class	22,227	21,775
Total	$ 581,451	$ 529,223

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ 11,259	$ 10,010
Class T	9,376	8,730
Class C	9,649	6,732
International Bond	174,852	173,548
Institutional Class	7,783	8,051
Total	$ 212,919	$ 207,071
From Return of Capital
Class A	$ -	$ 25,185
Class T	-	22,573
Class C	-	12,883
International Bond	-	462,464
Institutional Class	-	22,085
Total	$ -	$ 545,190

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	30,840	80,725	$ 270,056	$ 789,817
Reinvestment of distributions	4,528	6,086	39,708	58,753
Shares redeemed	(9,564)	(63,069)	(83,954)	(594,551)
Net increase (decrease)	25,804	23,742	$ 225,810	$ 254,019
Class T
Shares sold	16,473	40,791	$ 145,338	$ 394,700
Reinvestment of distributions	3,760	5,482	32,972	52,982
Shares redeemed	(8,101)	(72,326)	(71,869)	(685,892)
Net increase (decrease)	12,132	(26,053)	$ 106,441	$ (238,210)
Class C
Shares sold	21,304	78,804	$ 188,769	$ 770,057
Reinvestment of distributions	2,909	3,121	25,538	30,093
Shares redeemed	(21,919)	(77,178)	(191,574)	(718,302)
Net increase (decrease)	2,294	4,747	$ 22,733	$ 81,848

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
International Bond
Shares sold	1,007,084	2,797,251	$ 8,879,548	$ 27,442,882
Reinvestment of distributions	72,640	105,890	637,214	1,022,343
Shares redeemed	(868,171)	(2,201,421)	(7,656,610)	(21,019,877)
Net increase (decrease)	211,553	701,720	$ 1,860,152	$ 7,445,348
Institutional Class
Shares sold	13,710	12,304	$ 119,880	$ 122,892
Reinvestment of distributions	3,422	5,357	30,010	51,786
Shares redeemed	(26)	(48,016)	(228)	(446,220)
Net increase (decrease)	17,106	(30,355)	$ 149,662	$ (271,542)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 53% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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245 Summer St., Boston, MA 02210
www.fidelity.com

IBZ-USAN-0815
1.939053.103

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.70%	$ 1,000.00	$ 1,015.20	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.3	18.3
Japan Government	2.7	2.0
German Federal Republic	2.3	0.1
Ginnie Mae guaranteed REMIC pass-thru certificates	1.9	1.7
Freddie Mac	1.7	1.7
	22.9
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.3	10.5
Financials	11.0	10.1
Energy	7.5	6.2
Telecommunication Services	5.2	5.7
Industrials	4.8	4.9
Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.4%
AAA,AA,A 10.4%	AAA,AA,A 9.6%
BBB 8.9%	BBB 10.3%
BB 20.1%	BB 17.6%
B 18.9%	B 17.8%
CCC,CC,C 6.7%	CCC,CC,C 6.8%
D* 0.0%	D 0.0%
Not Rated 5.1%	Not Rated 4.2%
Equities 5.8%	Equities 5.4%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 3.9%

†Includes NCUA Guaranteed Notes

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Preferred Securities 3.1%		Preferred Securities 2.5%
	Corporate Bonds 43.0%		Corporate Bonds 39.7%
	U.S. Government and U.S. Government Agency Obligations† 20.5%		U.S. Government and U.S. Government Agency Obligations† 24.4%
	Foreign Government & Government Agency Obligations 16.5%		Foreign Government & Government Agency Obligations 18.1%
	Bank Loan Obligations 7.4%		Bank Loan Obligations 5.9%
	Stocks 5.8%		Stocks 5.4%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.6%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
*Foreign investments	35.0%	**Foreign investments	34.3%

*Futures and swaps	1.7%	**Futures and swaps	1.8%
† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 42.9%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$ 756	$ 521
Nonconvertible Bonds - 42.9%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.7%
Affinia Group, Inc. 7.75% 5/1/21		870	909
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (d)(i)(n)		1,860	167
Chassix, Inc. 9.25% 8/1/18 (d)(i)		6,490	5,841
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,988
6% 9/15/23		2,915	3,041
6.75% 2/15/21		10,990	11,512
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,250	2,289
Delphi Corp. 5% 2/15/23		7,707	8,208
Exide Technologies 11% 4/30/20		726	612
International Automotive Components Group SA 9.125% 6/1/18 (i)		4,835	4,932
Lear Corp. 4.75% 1/15/23		5,380	5,299
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (i)(n)		2,640	2,782
6.75% 11/15/22 pay-in-kind (i)(n)		3,510	3,791
Tenneco, Inc. 6.875% 12/15/20		5,580	5,803
			58,174
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21		6,750	7,358
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	1,986
			9,344
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (i)		1,285	1,307
LKQ Corp. 4.75% 5/15/23		935	892
			2,199
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (i)(n)		19,875	18,533
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (i)		1,605	1,288
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (i)	BRL	17,913	5,365
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (i)		$ 23,780	$ 17,835
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,349
FelCor Lodging LP:
5.625% 3/1/23		3,575	3,673
6% 6/1/25 (i)		7,540	7,653
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,585	1,627
4.875% 11/1/20		4,140	4,212
5.375% 11/1/23		3,290	3,380
Graton Economic Development Authority 9.625% 9/1/19 (i)		8,965	9,668
Landry's Acquisition Co. 9.375% 5/1/20 (i)		780	837
LTF Merger Sub, Inc. 8.5% 6/15/23 (i)		3,805	3,672
MCE Finance Ltd. 5% 2/15/21 (i)		4,883	4,639
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (i)(n)		2,740	2,743
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,131
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (i)		995	995
Playa Resorts Holding BV 8% 8/15/20 (i)		4,265	4,414
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		3,720	3,720
Scientific Games Corp. 10% 12/1/22		3,965	3,796
Six Flags Entertainment Corp. 5.25% 1/15/21 (i)		6,400	6,544
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (d)(i)		340	0
			90,541
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (i)		2,685	2,645
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (i)		2,210	2,200
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,544
4.75% 2/15/23		3,380	3,372
5.75% 8/15/23		1,870	1,978
Lennar Corp. 4.5% 11/15/19		2,975	3,012
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 21,185	$ 21,715
6.875% 2/15/21		5,380	5,609
8.25% 2/15/21 (n)		6,135	6,365
9.875% 8/15/19		1,069	1,122
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,241
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,286
8.375% 1/15/21		3,850	4,466
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (i)		2,895	2,859
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	8,884
5.625% 1/15/24		1,105	1,163
5.875% 2/15/22		4,920	5,277
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,288
5.875% 6/15/24		5,630	5,517
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,063
			88,606
Internet & Catalog Retail - 0.2%
Netflix, Inc. 5.375% 2/1/21 (i)		3,420	3,548
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,100	5,982
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (i)		3,950	3,901
			13,431
Media - 3.8%
Altice SA:
5.375% 7/15/23 (i)		6,575	6,411
7.75% 5/15/22 (i)		22,680	21,943
AMC Entertainment, Inc. 5.75% 6/15/25 (i)		5,720	5,606
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,625
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,100	7,882
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	876
5.625% 2/15/24		935	956
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		$ 11,865	$ 11,568
5.125% 5/1/23 (i)		4,805	4,673
5.25% 3/15/21		4,240	4,229
5.25% 9/30/22		6,185	6,092
5.375% 5/1/25 (i)		4,805	4,679
5.75% 9/1/23		3,975	3,982
5.75% 1/15/24		3,925	3,945
6.625% 1/31/22		7,175	7,480
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (i)		11,900	10,807
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,037
5.125% 12/15/22		1,250	1,239
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (n)		4,340	3,046
Comcast Corp. 5.5% 11/23/29	GBP	3,400	6,431
DISH DBS Corp.:
5% 3/15/23		5,564	5,147
5.125% 5/1/20		410	415
5.875% 7/15/22		10,425	10,217
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (i)		1,895	1,876
Gannett Co., Inc.:
4.875% 9/15/21 (i)		2,940	2,918
5.5% 9/15/24 (i)		2,940	2,911
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (i)		1,665	1,715
Liberty Media Corp.:
8.25% 2/1/30		5,610	5,891
8.5% 7/15/29		3,845	4,153
McGraw-Hill Global Education Holdings LLC/McGrawHill Global Education Finance 9.75% 4/1/21 (n)		12,625	13,888
MDC Partners, Inc. 6.75% 4/1/20 (i)		4,695	4,677
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (i)(n)		8,205	8,267
Myriad International Holding BV 6% 7/18/20 (i)		1,540	1,670
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (i)		2,155	2,112
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Numericable Group SA:
4.875% 5/15/19 (i)		$ 6,080	$ 6,019
6% 5/15/22 (i)		32,160	31,698
6.25% 5/15/24 (i)		26,612	26,180
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,529
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (i)		2,335	2,446
Regal Entertainment Group 5.75% 6/15/23		8,095	8,135
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,237
Sirius XM Radio, Inc.:
4.25% 5/15/20 (i)		5,085	5,060
4.625% 5/15/23 (i)		2,100	1,971
5.25% 8/15/22 (i)		6,040	6,312
5.375% 4/15/25 (i)		4,160	4,014
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,721
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,190	6,391
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (i)		4,720	4,811
VTR Finance BV 6.875% 1/15/24 (i)		4,270	4,363
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (i)(n)		885	901
WMG Acquisition Corp.:
5.625% 4/15/22 (i)		860	864
6.75% 4/15/22 (i)		3,445	3,290
			311,306
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,130	1,124
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (i)(n)		1,980	2,010
Jaguar Land Rover PLC 4.25% 11/15/19 (i)		3,990	4,040
L Brands, Inc. 5.625% 10/15/23		3,955	4,153
L Brands, Inc. 5.625% 2/15/22		6,025	6,341
Sonic Automotive, Inc. 5% 5/15/23		685	670
Tenedora Nemak SA de CV 5.5% 2/28/23 (i)		5,760	5,904
The Men's Wearhouse, Inc. 7% 7/1/22		1,455	1,557
			25,799
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (i)		$ 1,580	$ 1,454
7.75% 2/1/19		744	766
PVH Corp. 4.5% 12/15/22		9,300	9,207
			11,427
TOTAL CONSUMER DISCRETIONARY			629,360
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		2,940	2,984
4.75% 11/15/24		3,980	3,990
JB y Co. SA de CV 3.75% 5/13/25 (i)		1,665	1,616
			8,590
Food & Staples Retailing - 0.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (i)(n)		4,140	3,830
9.25% 2/15/19 (i)		4,625	4,671
ESAL GmbH 6.25% 2/5/23 (i)		11,710	11,534
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (i)		1,145	1,093
Minerva Luxmbourg SA 7.75% 1/31/23 (Reg. S)		3,050	3,073
Rite Aid Corp.:
6.125% 4/1/23 (i)		7,720	7,952
6.75% 6/15/21		10,380	10,899
9.25% 3/15/20		3,130	3,392
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (i)		1,245	1,338
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (i)		3,820	3,825
			51,607
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,428
Barry Callebaut Services NV 5.5% 6/15/23 (i)		5,025	5,352
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (i)		4,715	4,915
Gruma S.A.B. de CV 4.875% 12/1/24 (i)		1,900	1,978
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co.:
4.125% 7/1/27 (Reg. S)	GBP	3,950	$ 6,192
4.25% 10/15/20		8,415	8,594
JBS Investments GmbH 7.25% 4/3/24 (i)		13,175	13,554
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (i)		6,790	6,712
5.875% 7/15/24 (i)		2,085	2,098
7.25% 6/1/21 (i)		2,630	2,771
8.25% 2/1/20 (i)		2,900	3,074
Mondelez International, Inc. 1.625% 3/8/27	EUR	3,600	3,612
Pilgrim's Pride Corp. 5.75% 3/15/25 (i)		5,810	5,868
Post Holdings, Inc.:
6% 12/15/22 (i)		2,140	2,060
7.375% 2/15/22		2,105	2,142
Sigma Alimentos SA de CV 6.875% 12/16/19 (i)		1,735	2,000
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,486
			76,836
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (i)		2,485	2,454
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (i)		3,975	4,035
6.375% 11/15/20		1,205	1,274
6.625% 11/15/22		1,425	1,518
			9,281
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,098
First Quality Finance Co., Inc. 4.625% 5/15/21 (i)		1,065	996
Prestige Brands, Inc. 8.125% 2/1/20		675	721
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,562
			18,377
TOTAL CONSUMER STAPLES			164,691
ENERGY - 6.7%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	2,457
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (i)		2,850	2,722
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (i)		$ 1,735	$ 1,522
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,746
Forbes Energy Services Ltd. 9% 6/15/19		3,455	2,764
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	5,049
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	97
Hornbeck Offshore Services, Inc.:
5% 3/1/21		400	344
5.875% 4/1/20		3,527	3,245
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	3,550	3,679
Offshore Group Investment Ltd.:
7.125% 4/1/23		4,915	2,998
7.5% 11/1/19		1,965	1,208
Pacific Drilling V Ltd. 7.25% 12/1/17 (i)		8,280	7,121
Precision Drilling Corp.:
5.25% 11/15/24		3,935	3,423
6.5% 12/15/21		850	825
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,325	1,261
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,817
Trinidad Drilling Ltd. 7.875% 1/15/19 (i)		1,450	1,450
Unit Corp. 6.625% 5/15/21		785	761
			45,489
Oil, Gas & Consumable Fuels - 6.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	5,904
4.875% 3/15/24		2,345	2,304
Afren PLC:
6.625% 12/9/20 (d)(i)		5,945	2,616
10.25% 4/8/19 (Reg. S) (d)		5,545	2,440
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (i)		6,295	4,281
7.375% 11/1/21 (i)		1,675	1,138
Antero Resources Corp. 5.625% 6/1/23 (i)		3,535	3,416
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,535	2,541
7.5% 9/15/20		7,165	7,541
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,337
Citgo Holding, Inc. 10.75% 2/15/20 (i)		5,865	5,997
Citgo Petroleum Corp. 6.25% 8/15/22 (i)		5,765	5,664
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.:
5.5% 4/1/23		$ 11,240	$ 11,240
6.5% 1/15/22		5,640	5,880
CONSOL Energy, Inc.:
5.875% 4/15/22		1,920	1,632
8% 4/1/23 (i)		9,640	9,146
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,884
6.125% 3/1/22		6,900	7,038
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,350
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	90
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,597
EDC Finance Ltd. 4.875% 4/17/20 (i)		6,775	5,918
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (i)		3,900	3,881
8.125% 9/15/23 (i)		3,520	3,630
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,656
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (i)		4,945	4,327
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375% 6/15/23 (i)		4,590	4,601
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	3,071
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,575	1,683
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,024
Georgian Oil & Gas Corp. 6.875% 5/16/17 (i)		3,178	3,202
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	912
7% 6/15/23 (i)		3,820	3,753
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	1,312
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (i)		3,220	3,478
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (i)		3,550	3,329
5.75% 10/1/25 (i)		3,825	3,672
7.625% 4/15/21 (i)		3,870	4,025
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		$ 4,280	$ 4,269
Indo Energy Finance BV 7% 5/7/18 (i)		1,025	846
Jupiter Resources, Inc. 8.5% 10/1/22 (i)		6,110	5,117
KazMunaiGaz Finance Sub BV 6% 11/7/44 (i)		2,035	1,745
KazMunaiGaz National Co. 5.75% 4/30/43 (i)		3,310	2,762
Kinder Morgan, Inc. 5.625% 11/15/23 (i)		2,690	2,861
Kosmos Energy Ltd. 7.875% 8/1/21 (i)		1,910	1,843
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,160	5,431
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		5,825	5,694
5.5% 2/15/23		2,780	2,853
Newfield Exploration Co.:
5.375% 1/1/26		4,840	4,792
5.625% 7/1/24		4,490	4,535
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,967
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (i)		4,675	4,383
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (i)		13,648	11,191
Pan American Energy LLC 7.875% 5/7/21 (i)		1,750	1,792
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,640
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (i)		2,875	2,889
Peabody Energy Corp. 10% 3/15/22 (i)		3,875	2,403
Pemex Project Funding Master Trust:
6.625% 6/15/35		6,885	7,350
8.625% 12/1/23 (n)		430	528
PetroBakken Energy Ltd. 8.625% 2/1/20 (i)		8,125	5,220
Petrobras Global Finance BV:
1.896% 5/20/16 (n)		3,850	3,793
2% 5/20/16		1,300	1,285
2.4153% 1/15/19 (n)		5,145	4,757
3% 1/15/19		2,090	1,931
3.25% 3/17/17		2,000	1,972
6.25% 3/17/24		3,550	3,427
6.85% 6/5/15		3,785	3,105
7.25% 3/17/44		1,900	1,764
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		$ 1,680	$ 1,687
5.75% 1/20/20		1,920	1,902
6.875% 1/20/40		5,905	5,261
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	2,081
5.5% 4/12/37		1,965	674
8.5% 11/2/17 (i)		41,470	28,511
9.75% 5/17/35 (i)		9,110	3,685
12.75% 2/17/22 (i)		8,030	3,963
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,458
4.875% 1/24/22		3,430	3,567
4.875% 1/18/24		3,305	3,388
5.5% 1/21/21		2,110	2,288
5.5% 6/27/44		4,145	3,813
5.5% 6/27/44 (i)		3,000	2,760
5.625% 1/23/46 (i)		1,930	1,802
6.375% 1/23/45		5,285	5,424
6.5% 6/2/41		6,460	6,718
6.625% (i)(j)		17,890	17,823
Petronas Capital Ltd. 3.5% 3/18/25 (i)		1,790	1,771
PT Pertamina Persero:
4.875% 5/3/22 (i)		1,685	1,700
5.25% 5/23/21 (i)		1,880	1,948
6% 5/3/42 (i)		1,180	1,095
6.5% 5/27/41 (i)		5,440	5,393
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,864
Range Resources Corp. 5% 3/15/23		7,785	7,629
Rice Energy, Inc.:
6.25% 5/1/22		6,930	6,878
7.25% 5/1/23 (i)		1,505	1,543
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	4,154
5.875% 6/1/22		4,095	4,371
RSP Permian, Inc. 6.625% 10/1/22 (i)		1,645	1,682
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (i)		7,900	7,821
SemGroup Corp. 7.5% 6/15/21		3,490	3,647
Sibur Securities Ltd. 3.914% 1/31/18 (i)		5,160	4,841
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co. 5.625% 6/1/25		$ 1,865	$ 1,846
Southern Star Central Corp. 5.125% 7/15/22 (i)		2,360	2,395
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (i)		2,695	2,803
Teekay Corp. 8.5% 1/15/20		3,285	3,655
Teine Energy Ltd. 6.875% 9/30/22 (i)		4,205	4,058
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,825
Tesoro Corp.:
4.25% 10/1/17		2,530	2,581
5.375% 10/1/22		2,850	2,893
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (i)		2,265	2,350
5.875% 10/1/20		673	697
6.125% 10/15/21		2,290	2,387
6.25% 10/15/22 (i)		2,420	2,505
Transportadora de Gas del Sur SA 9.625% 5/14/20 (i)		9,291	9,384
W&T Offshore, Inc. 8.5% 6/15/19		4,170	2,893
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (i)		1,635	1,684
Western Refining, Inc. 6.25% 4/1/21		7,400	7,456
Whiting Petroleum Corp.:
5% 3/15/19		2,965	2,906
5.75% 3/15/21		2,965	2,918
WPX Energy, Inc. 6% 1/15/22		6,100	6,024
YPF SA:
8.5% 7/28/25 (i)		3,790	3,752
8.75% 4/4/24 (i)		7,730	7,846
8.875% 12/19/18 (i)		5,770	6,131
Zhaikmunai International BV 7.125% 11/13/19 (i)		6,340	5,999
			513,785
TOTAL ENERGY			559,274
FINANCIALS - 8.0%
Banks - 3.2%
ABN AMRO Bank NV:
2.875% 6/30/25 (Reg. S)	EUR	450	505
7.125% 7/6/22	EUR	4,650	6,615
Banco Daycoval SA 5.75% 3/19/19 (i)		305	316
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		$ 2,012	$ 2,113
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (i)		1,735	1,804
5.75% 9/26/23 (i)		2,180	2,225
6.369% 6/16/18 (i)		1,900	2,033
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,100	6,759
Bank of Ireland 1.25% 4/9/20	EUR	15,100	16,323
Banque Centrale de Tunisie 5.75% 1/30/25 (i)		3,180	3,104
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	3,400	4,693
BBVA Bancomer SA 6.75% 9/30/22 (i)		1,150	1,266
BBVA Colombia SA 4.875% 4/21/25 (i)		1,145	1,120
BBVA Paraguay SA 9.75% 2/11/16 (i)		4,055	4,200
CIT Group, Inc.:
5% 8/15/22		7,130	7,059
5.375% 5/15/20		9,060	9,445
5.5% 2/15/19 (i)		14,780	15,408
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	5,550	6,042
Development Bank of Philippines 8.375% (j)(n)		6,040	6,343
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,924
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,205	4,263
6.25% 4/30/19 (i)		3,280	3,307
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (i)		6,400	6,612
7.75% 7/5/17 (Reg. S)		900	930
GTB Finance BV:
6% 11/8/18 (i)		6,933	6,576
7.5% 5/19/16 (i)		3,755	3,802
HSBC Bank PLC 5% 3/20/23 (n)	GBP	8,250	13,635
HSBC Holdings PLC 3% 6/30/25	EUR	2,950	3,277
HSBK BV 7.25% 5/3/17 (i)		7,545	7,790
Industrial Senior Trust 5.5% 11/1/22 (i)		505	489
ING Bank NV:
6.125% 5/29/23 (n)	EUR	9,750	12,230
6.875% 5/29/23 (n)	GBP	5,500	9,603
Intesa Sanpaolo SpA 1.125% 1/14/20 (Reg. S)	EUR	6,600	7,178
Itau Unibanco Holding SA:
2.85% 5/26/18 (i)		1,910	1,895
5.125% 5/13/23 (Reg. S)		3,260	3,182
6.2% 12/21/21 (Reg. S)		2,920	3,086
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
KBC Groep NV 1.875% 3/11/27 (Reg. S) (n)	EUR	8,900	$ 9,376
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,400	5,857
National Westminster Bank PLC 6.5% 9/7/21	GBP	3,920	6,886
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (i)		2,830	2,851
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (i)		2,600	2,683
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	12,150	15,941
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	8,890
RSHB Capital SA 5.298% 12/27/17 (i)		3,365	3,288
SB Capital SA 5.5% 2/26/24 (i)(n)		6,735	5,576
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (i)		1,250	1,259
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (i)(n)		1,925	1,891
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	6,600	7,817
6.95% 10/31/22 (Reg. S)	EUR	1,050	1,352
Zenith Bank PLC 6.25% 4/22/19 (i)		7,820	7,497
			268,316
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (i)		5,860	6,138
Criteria Caixaholding SA 1.625% 4/21/22	EUR	11,700	12,341
Morgan Stanley 5.375% 8/10/20	EUR	6,400	8,588
			27,067
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,790	3,792
4.5% 5/15/21 (i)		7,350	7,387
4.625% 7/1/22		3,790	3,799
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,512
4.625% 3/30/25		1,335	1,272
5.125% 9/30/24		15,495	15,534
Credito Real S.A.B. de CV 7.5% 3/13/19 (i)		2,480	2,604
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	11,500	12,420
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	5,900	6,287
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp. 8% 11/1/31		$ 7,755	$ 9,888
GMAC LLC 8% 11/1/31		64,094	76,753
Navient Corp.:
5% 10/26/20		2,765	2,710
5.875% 10/25/24		5,975	5,617
SLM Corp.:
5.5% 1/25/23		19,455	18,482
7.25% 1/25/22		11,040	11,647
8% 3/25/20		6,200	6,913
			192,617
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (i)		2,550	2,066
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		6,385	6,433
5.875% 2/1/22		16,530	16,840
6% 8/1/20		22,405	23,133
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (i)		2,780	2,764
MSCI, Inc. 5.25% 11/15/24 (i)		2,430	2,460
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (n)	EUR	11,700	13,830
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,450	2,119
7.75% 1/27/18		4,115	4,009
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	6,028
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,300	3,728
			83,410
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (i)		8,430	8,599
Society of Lloyd's 4.75% 10/30/24	GBP	2,400	3,790
			12,389
Real Estate Investment Trusts - 0.5%
Communications Sales & Leasing, Inc.:
6% 4/15/23 (i)		1,680	1,643
8.25% 10/15/23 (i)		3,780	3,714
Crown Castle International Corp. 5.25% 1/15/23		7,070	7,121
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	651
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Iron Mountain, Inc. 5.75% 8/15/24		$ 3,250	$ 3,252
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		3,670	3,913
Omega Healthcare Investors, Inc. 5.875% 3/15/24		12,150	12,925
Prologis LP 3% 6/2/26	EUR	6,100	7,058
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	1,865	2,123
			42,400
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,358
5.25% 3/15/25		4,610	4,771
Deutsche Annington Finance BV 2.125% 7/9/22 (Reg. S)	EUR	2,558	2,892
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	4,500	4,467
Howard Hughes Corp. 6.875% 10/1/21 (i)		9,230	9,784
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	239
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (i)		3,270	3,523
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (i)		6,295	6,201
			40,252
TOTAL FINANCIALS			666,451
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (i)		1,715	1,745
Hologic, Inc. 5.25% 7/15/22 (i)(k)		4,120	4,208
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (i)		1,805	1,837
5.5% 4/15/25 (i)		1,505	1,460
			9,250
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22		3,800	3,833
Community Health Systems, Inc. 5.125% 8/1/21		2,650	2,700
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
4.75% 5/1/23		$ 5,215	$ 5,280
5.25% 4/15/25		11,820	12,293
5.375% 2/1/25		7,665	7,790
5.875% 3/15/22		16,855	18,330
5.875% 5/1/23		6,100	6,481
6.5% 2/15/20		5,285	5,906
7.5% 2/15/22		10,195	11,712
HealthSouth Corp. 5.75% 11/1/24		5,610	5,729
InVentiv Health, Inc. 11% 8/15/18 (i)(n)		795	767
Kindred Escrow Corp. II:
8% 1/15/20 (i)		3,955	4,232
8.75% 1/15/23 (i)		2,965	3,221
MPH Acquisition Holdings LLC 6.625% 4/1/22 (i)		1,850	1,889
Quintiles Transnational Corp. 4.875% 5/15/23 (i)		2,960	2,975
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,723
5.5% 2/1/21		1,980	2,049
Tenet Healthcare Corp.:
6.75% 6/15/23 (i)		6,510	6,640
6.875% 11/15/31		9,855	9,116
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	3,907
			117,573
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (i)(n)		3,920	4,003
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	7,250	7,806
			11,809
Pharmaceuticals - 0.9%
Concordia Healthcare Corp. 7% 4/15/23 (i)		1,855	1,855
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (i)(k)		4,800	4,908
6% 2/1/25 (i)		5,445	5,533
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (i)(n)		2,035	2,066
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (i)		5,022	5,612
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (i)		$ 6,770	$ 6,990
5.625% 12/1/21 (i)		1,395	1,426
5.875% 5/15/23 (i)		18,355	18,814
6.125% 4/15/25 (i)		13,035	13,410
6.75% 8/15/21 (i)		3,735	3,894
7.5% 7/15/21 (i)		3,435	3,697
VPI Escrow Corp. 6.375% 10/15/20 (i)		7,885	8,304
			76,509
TOTAL HEALTH CARE			215,141
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		768	720
Bombardier, Inc. 6.125% 1/15/23 (i)		1,905	1,691
GenCorp, Inc. 7.125% 3/15/21		1,145	1,219
Huntington Ingalls Industries, Inc. 5% 12/15/21 (i)		2,400	2,442
KLX, Inc. 5.875% 12/1/22 (i)		10,020	10,119
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,165
			20,356
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (i)		4,800	5,129
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (i)		1,305	1,357
7.75% 4/15/21 (i)		3,450	3,683
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,179
Aviation Capital Group Corp. 4.625% 1/31/18 (i)		3,026	3,133
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		651	688
6.125% 4/29/18		1,470	1,532
7.25% 11/10/19		3,380	3,887
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,771	7,770
8.021% 8/10/22		2,282	2,618
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		$ 2,041	$ 1,980
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,515	1,708
8.028% 11/1/17		402	448
U.S. Airways Group, Inc. 6.125% 6/1/18		6,295	6,534
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,750	4,350
Series 2012-2 Class B, 6.75% 12/3/22		1,432	1,553
Series 2013-1 Class B, 5.375% 5/15/23		1,910	1,957
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		3,597	3,912
United Continental Holdings, Inc. 6.375% 6/1/18		825	860
			49,149
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (i)		1,225	1,240
6.125% 4/1/25 (i)		1,225	1,234
			2,474
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		11,615	12,196
APX Group, Inc.:
6.375% 12/1/19		3,545	3,439
8.75% 12/1/20		4,650	4,185
Bakercorp International, Inc. 8.25% 6/1/19		765	654
Cenveo Corp. 6% 8/1/19 (i)		2,285	2,148
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,569
5.25% 8/1/20		2,915	2,959
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,761
7.25% 12/1/20		4,475	4,699
Garda World Security Corp. 7.25% 11/15/21 (i)		1,655	1,589
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,725	1,734
7% 2/15/22		2,955	3,177
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.: - continued
7.875% 3/15/21		$ 4,240	$ 4,786
TMS International Corp. 7.625% 10/15/21 (i)		825	804
			47,700
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (i)		2,000	2,025
5.875% 10/15/24 (i)		1,715	1,739
Cementos Progreso Trust 7.125% 11/6/23 (i)		1,670	1,778
MasTec, Inc. 4.875% 3/15/23		4,485	4,093
Odebrecht Finance Ltd. 4.375% 4/25/25 (i)		1,905	1,457
			11,092
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (i)		2,140	2,113
5% 10/1/25 (i)		3,860	3,759
			5,872
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (i)		1,360	1,394
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (i)		4,180	4,201
Terex Corp. 6% 5/15/21		4,045	4,065
			8,266
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (i)		4,485	4,418
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (i)		1,321	1,144
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (i)		3,645	3,490
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		2,695	2,372
			11,424
Professional Services - 0.0%
Pontis III Ltd. 0% (f)(i)(j)		2,495	2,482
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (i)		$ 1,490	$ 1,616
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (i)		1,660	1,695
			3,311
Trading Companies & Distributors - 1.3%
Aircastle Ltd.:
4.625% 12/15/18		2,960	3,049
5.5% 2/15/22		3,785	3,863
6.25% 12/1/19		4,985	5,402
7.625% 4/15/20		3,275	3,705
Ashtead Capital, Inc. 5.625% 10/1/24 (i)		3,925	3,935
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,095
4.625% 4/15/21		5,675	5,732
5.875% 4/1/19		16,845	17,960
5.875% 8/15/22		4,705	5,081
6.25% 5/15/19		17,040	18,425
8.25% 12/15/20		11,050	13,122
8.625% 1/15/22		18,890	23,046
NES Rentals Holdings, Inc. 7.875% 5/1/18 (i)		1,290	1,303
			110,718
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (i)		5,377	5,753
10.75% 12/1/20 (Reg. S)		154	165
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	6,150	10,786
			16,704
TOTAL INDUSTRIALS			296,071
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (i)		6,510	6,884
8.875% 1/1/20 (i)		2,265	2,463
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (i)		5,960	6,020
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,748
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 15,605	$ 16,112
6.5% 1/15/28		6,600	6,798
			41,025
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,075	4,167
5% 2/15/23		2,125	2,167
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,293
			8,627
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,167
j2 Global, Inc. 8% 8/1/20		2,970	3,208
VeriSign, Inc.:
4.625% 5/1/23		3,740	3,595
5.25% 4/1/25 (i)		3,790	3,781
			13,751
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (i)		7,770	7,984
6.125% 11/1/23 (i)		1,150	1,182
CDW LLC/CDW Finance Corp. 5% 9/1/23		3,805	3,738
Ceridian HCM Holding, Inc. 11% 3/15/21 (i)		2,010	2,126
First Data Corp.:
11.25% 1/15/21		2,174	2,413
11.75% 8/15/21		8,089	9,100
Global Cash Access, Inc. 10% 1/15/22 (i)		2,575	2,440
			28,983
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 7% 7/1/24		4,050	3,422
Entegris, Inc. 6% 4/1/22 (i)		1,150	1,182
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	1,850	2,020
Micron Technology, Inc.:
5.25% 8/1/23 (i)		1,545	1,481
5.25% 1/15/24 (i)		2,880	2,720
5.5% 2/1/25 (i)		10,885	10,199
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.: - continued
5.625% 1/15/26 (i)		$ 2,880	$ 2,660
5.875% 2/15/22		2,320	2,361
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (i)		4,280	4,451
5.75% 3/15/23 (i)		10,740	11,170
STATS ChipPAC Ltd. 4.5% 3/20/18 (i)		1,950	1,957
			43,623
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (i)		21,060	22,060
6.125% 9/15/23 (i)		5,865	6,290
Blue Coat Systems, Inc. 8.375% 6/1/23 (i)		3,365	3,424
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (i)(n)		1,700	1,704
Italics Merger Sub, Inc. 7.125% 7/15/23 (i)		1,905	1,881
Nuance Communications, Inc. 5.375% 8/15/20 (i)		2,085	2,095
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (i)(n)		2,965	3,002
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (i)		2,985	3,015
			43,471
Technology Hardware, Storage & Peripherals - 0.1%
Project Homestake Merger Corp. 8.875% 3/1/23 (i)		2,110	2,047
Seagate HDD Cayman 4.75% 6/1/23		8,390	8,521
			10,568
TOTAL INFORMATION TECHNOLOGY			190,048
MATERIALS - 3.6%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	7,900	8,684
Chemtura Corp. 5.75% 7/15/21		1,960	1,989
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,000	4,588
LSB Industries, Inc. 7.75% 8/1/19		1,415	1,500
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	33,663
4.69% 4/24/22		12,150	10,085
Nufarm Australia Ltd. 6.375% 10/15/19 (i)		1,725	1,764
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
OCP SA 5.625% 4/25/24 (i)		$ 1,140	$ 1,190
Platform Specialty Products Corp. 6.5% 2/1/22 (i)		2,960	3,056
PolyOne Corp.:
5.25% 3/15/23		2,630	2,604
7.375% 9/15/20		1,645	1,719
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (i)		3,110	3,032
8.25% 1/15/21 (i)		1,585	1,541
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (i)		1,810	1,783
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (i)		1,525	1,540
7.375% 2/1/20 (i)		2,095	2,116
The Chemours Company LLC:
6.625% 5/15/23 (i)		575	557
7% 5/15/25 (i)		3,065	2,973
TPC Group, Inc. 8.75% 12/15/20 (i)		6,250	5,781
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (i)		2,085	2,234
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (i)		11,663	11,750
5.625% 10/1/24 (i)		2,555	2,587
			106,736
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (i)		1,350	1,336
9.375% 10/12/22 (i)		2,120	2,361
Prince Mineral Holding Corp. 11.5% 12/15/19 (i)		1,435	1,320
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (i)		2,680	2,606
Union Andina de Cementos SAA 5.875% 10/30/21 (i)		1,825	1,846
			9,469
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (i)(n)		11,330	11,685
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (i)		2,530	2,524
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.: - continued
6.25% 1/31/19 (i)		$ 2,135	$ 2,172
6.75% 1/31/21 (i)		4,430	4,530
7% 11/15/20 (i)		452	461
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (i)		4,700	4,691
6% 6/15/17 (i)		2,370	2,370
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (i)		1,770	1,575
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,882
7.5% 12/15/96		4,010	3,860
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,338
Sealed Air Corp. 5.25% 4/1/23 (i)		2,170	2,184
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,662
			51,934
Metals & Mining - 1.4%
Aleris International, Inc. 6% 6/1/20 (i)		30	30
Alrosa Finance SA 7.75% 11/3/20 (i)		2,110	2,205
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (i)		7,061	4,519
8.25% 3/31/20 (i)		2,895	2,736
Compania Minera Ares SAC 7.75% 1/23/21 (i)		2,560	2,627
CSN Resources SA 6.5% 7/21/20 (i)		1,400	1,190
Edgen Murray Corp. 8.75% 11/1/20 (i)		3,286	3,549
Essar Steel Algoma, Inc. 9.5% 11/15/19 (i)		3,370	2,856
EVRAZ Group SA:
6.5% 4/22/20 (i)		4,885	4,418
9.5% 4/24/18 (Reg. S)		8,380	8,629
Evraz, Inc. NA Canada 7.5% 11/15/19 (i)		4,980	4,905
Ferrexpo Finance PLC 10.375% 4/7/19 (i)		5,566	4,648
First Quantum Minerals Ltd.:
6.75% 2/15/20 (i)		2,837	2,745
7% 2/15/21 (i)		3,169	3,030
7.25% 5/15/22 (i)		3,640	3,481
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (i)		5,465	5,000
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Gold Fields Orogen Holding BVI Ltd.: - continued
4.875% 10/7/20 (Reg. S)		$ 450	$ 412
GTL Trade Finance, Inc. 5.893% 4/29/24 (i)		3,075	3,000
Metalloinvest Finance Ltd. 5.625% 4/17/20 (i)		1,675	1,532
Metinvest BV:
8.75% 2/14/18 (Reg. S)		795	445
10.5% 11/28/17 (i)		9,187	5,283
10.5% 11/28/17 (Reg. S)		337	194
Mirabela Nickel Ltd. 1% 9/10/44 (i)		13	0
Murray Energy Corp. 11.25% 4/15/21 (i)		7,765	6,523
New Gold, Inc. 7% 4/15/20 (i)		1,295	1,340
Nord Gold NV 6.375% 5/7/18 (i)		5,042	4,992
Polyus Gold International Ltd.:
5.625% 4/29/20 (i)		8,920	8,385
5.625% 4/29/20 (Reg. S)		500	470
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,030
11.25% 10/15/18		6,052	6,113
Southern Copper Corp.:
6.75% 4/16/40		155	160
7.5% 7/27/35		3,445	3,858
Steel Dynamics, Inc.:
5.125% 10/1/21		1,175	1,177
5.25% 4/15/23		1,540	1,528
5.5% 10/1/24		2,940	2,940
Vale Overseas Ltd. 6.875% 11/21/36		1,920	1,856
Vedanta Resources PLC 6.75% 6/7/16 (i)		3,000	3,071
Walter Energy, Inc. 9.5% 10/15/19 (i)		2,390	1,291
			117,168
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,265
Mercer International, Inc.:
7% 12/1/19		2,755	2,879
7.75% 12/1/22		4,955	5,327
NewPage Corp.:
0% 5/1/12 (d)(n)		2,460	0
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (d)		$ 3,832	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (d)(i)		4,925	0
			9,471
TOTAL MATERIALS			294,778
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (i)		9,695	9,695
6.625% 2/15/23 (i)		7,355	7,302
7.875% 12/15/19 (i)		4,110	4,326
Altice Finco SA:
8.125% 1/15/24 (i)		7,845	7,923
9.875% 12/15/20 (i)		4,825	5,308
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,317
9% 8/15/31		3,545	3,226
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,387
FairPoint Communications, Inc. 8.75% 8/15/19 (i)		4,250	4,420
Frontier Communications Corp. 8.5% 4/15/20		10,775	11,265
GCI, Inc. 6.875% 4/15/25		3,760	3,798
Indosat Palapa Co. BV 7.375% 7/29/20 (i)		3,045	3,152
Level 3 Communications, Inc. 5.75% 12/1/22		4,165	4,134
Level 3 Financing, Inc.:
5.125% 5/1/23 (i)		3,845	3,749
5.375% 5/1/25 (i)		3,845	3,706
Lynx I Corp. 5.375% 4/15/21 (i)		2,475	2,549
Lynx II Corp. 6.375% 4/15/23 (i)		1,555	1,607
Qtel International Finance Ltd. 5% 10/19/25 (i)		1,925	2,073
Sprint Capital Corp.:
6.875% 11/15/28		13,510	11,619
8.75% 3/15/32		6,752	6,566
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (i)		1,680	1,739
U.S. West Communications:
6.875% 9/15/33		2,265	2,240
7.25% 9/15/25		420	479
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 1,205	$ 1,235
UPCB Finance IV Ltd. 5.375% 1/15/25 (i)		4,110	3,923
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,362
			115,100
Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	4,309
Comcel Trust 6.875% 2/6/24 (i)		1,665	1,752
Digicel Group Ltd.:
6% 4/15/21 (i)		23,755	22,903
6.75% 3/1/23 (i)		1,680	1,647
7% 2/15/20 (i)		2,050	2,122
7.125% 4/1/22 (i)		38,145	36,226
8.25% 9/30/20 (i)		27,850	27,920
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		15,090	13,732
Millicom International Cellular SA:
4.75% 5/22/20 (i)		4,125	3,966
6% 3/15/25 (i)		3,355	3,238
6.625% 10/15/21 (i)		1,325	1,361
MTS International Funding Ltd. 8.625% 6/22/20 (i)		8,220	8,861
Sprint Corp. 7.125% 6/15/24		1,382	1,282
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	7,023
6.125% 1/15/22		6,915	7,140
6.25% 4/1/21		13,563	13,902
6.375% 3/1/25		19,464	19,902
6.5% 1/15/24		25,330	26,153
6.625% 4/1/23		17,880	18,573
6.633% 4/28/21		6,470	6,713
6.731% 4/28/22		4,205	4,384
6.836% 4/28/23		4,925	5,177
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,443
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		1,925	2,060
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)		12,140	12,186
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Holdings BV:
9% 2/13/18 (i)	RUB	$ 56,100	$ 932
9% 2/13/18 (Reg S.)	RUB	82,705	1,373
			256,280
TOTAL TELECOMMUNICATION SERVICES			371,380
UTILITIES - 2.0%
Electric Utilities - 0.7%
E.ON International Finance BV 5.875% 10/30/37	GBP	4,000	7,445
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		21,403	24,078
11.75% 3/1/22 (d)(i)		19,812	22,561
Lamar Funding Ltd. 3.958% 5/7/25 (i)		1,665	1,619
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,315
RJS Power Holdings LLC 5.125% 7/15/19 (i)		3,915	3,837
			62,855
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,875	1,931
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,260
8% 3/1/32		6,000	7,123
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,309
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,371	2,531
			23,154
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 7.875% 1/15/23 (i)		4,253	4,593
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		9,438	11,184
11.25% 11/1/17 pay-in-kind (d)(n)		7,535	8,929
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,625	1,698
PPL Energy Supply LLC 6.5% 6/1/25 (i)		3,040	3,040
TerraForm Power Operating LLC 5.875% 2/1/23 (i)		2,385	2,421
The AES Corp.:
4.875% 5/15/23		4,715	4,432
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
The AES Corp.: - continued
5.5% 3/15/24		$ 2,355	$ 2,267
TXU Corp.:
5.55% 11/15/14 (d)		1,623	1,712
6.5% 11/15/24 (d)		13,610	14,291
6.55% 11/15/34 (d)		26,380	27,699
			82,266
TOTAL UTILITIES			168,275
TOTAL NONCONVERTIBLE BONDS			3,555,469
TOTAL CORPORATE BONDS (Cost $3,525,951)			3,555,990
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		7,560	7,598
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,911
5.25% 9/15/39		968	1,174
5.375% 4/1/56		3,004	3,615
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			25,298
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		20,709	18,774
1.375% 2/15/44		10,722	11,362
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			30,136
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds:
3% 5/15/45		9,026	8,803
3.625% 2/15/44		73,452	80,395
4.25% 5/15/39		14,500	17,428
5.25% 2/15/29		10,732	13,978
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5.375% 2/15/31		$ 27,653	$ 37,098
6.125% 8/15/29 (l)		3,900	5,508
7.5% 11/15/16		6,120	6,710
7.875% 2/15/21		5,350	7,098
9.875% 11/15/15 (m)		5,956	6,172
U.S. Treasury Notes:
0.25% 5/15/16		14,408	14,401
0.375% 1/15/16		40,337	40,381
0.375% 10/31/16		5,000	4,995
0.5% 2/28/17		2,886	2,883
0.5% 7/31/17		5,462	5,442
0.625% 8/15/16		27,251	27,321
0.625% 12/31/16		33,302	33,359
0.625% 2/15/17		5,000	5,005
0.75% 4/15/18		7,155	7,113
0.875% 1/31/17		1,933	1,943
0.875% 4/30/17		12,834	12,895
0.875% 5/15/17		13,242	13,300
0.875% 8/15/17		36,906	37,036
0.875% 1/31/18		9,114	9,113
0.875% 7/31/19		22,402	21,922
1% 9/30/16		44,713	45,034
1% 10/31/16		37,768	38,036
1% 5/31/18		10,816	10,813
1.125% 6/15/18		5,000	5,016
1.375% 7/31/18		5,497	5,549
1.375% 9/30/18		10,550	10,630
1.375% 2/28/19		38,974	39,087
1.375% 3/31/20		3,000	2,968
1.375% 4/30/20		37,595	37,151
1.5% 12/31/18		5,994	6,049
1.5% 1/31/19		40,481	40,823
1.5% 5/31/20		6,678	6,635
1.5% 1/31/22		11,077	10,712
1.625% 4/30/19		47,333	47,832
1.625% 6/30/19		37,248	37,574
1.625% 6/30/20		5,000	4,995
1.75% 9/30/19		27,073	27,375
1.75% 3/31/22		6,000	5,886
1.875% 9/30/17		27,900	28,593
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 10/31/17		$ 3,876	$ 3,972
2% 5/31/21		22,000	22,124
2% 2/15/25		2,248	2,181
2.125% 6/30/21		10,000	10,115
2.125% 6/30/22		25,346	25,427
2.25% 3/31/21		58,407	59,625
2.25% 4/30/21		53,073	54,147
2.25% 11/15/24		5,166	5,126
2.375% 7/31/17		1,976	2,044
2.375% 6/30/18		23,941	24,886
2.375% 8/15/24		28,372	28,483
2.75% 11/30/16		10,000	10,317
3.125% 1/31/17		5,973	6,216
3.5% 2/15/18		15,195	16,215
4.5% 5/15/17		48,040	51,493
TOTAL U.S. TREASURY OBLIGATIONS			1,153,428
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5235% 12/7/20 (NCUA Guaranteed) (n)		1,793	1,794
Series 2011-R1 Class 1A, 0.6305% 1/8/20 (NCUA Guaranteed) (n)		3,841	3,859
Series 2011-R4 Class 1A, 0.5605% 3/6/20 (NCUA Guaranteed) (n)		1,455	1,457
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,548
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,995
TOTAL OTHER GOVERNMENT RELATED			61,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,256,811)			1,270,515
U.S. Government Agency - Mortgage Securities - 1.1%
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - 0.2%
1.865% 10/1/35 (n)		$ 21	$ 22
1.915% 11/1/33 (n)		46	49
1.925% 9/1/33 (n)		398	418
1.925% 11/1/35 (n)		343	361
2.045% 1/1/35 (n)		195	205
2.052% 6/1/36 (n)		39	42
2.142% 9/1/36 (n)		90	96
2.19% 3/1/37 (n)		23	24
2.231% 3/1/33 (n)		91	96
2.278% 6/1/47 (n)		129	139
2.289% 11/1/36 (n)		36	39
2.321% 7/1/35 (n)		146	155
2.36% 2/1/37 (n)		410	438
2.44% 5/1/36 (n)		43	46
2.512% 4/1/36 (n)		286	307
2.526% 2/1/36 (n)		33	36
2.557% 6/1/42 (n)		331	343
2.691% 2/1/42 (n)		1,911	1,984
2.725% 8/1/35 (n)		583	625
2.765% 1/1/42 (n)		1,701	1,768
2.96% 11/1/40 (n)		185	194
2.982% 9/1/41 (n)		207	216
3.059% 10/1/41 (n)		88	91
3.234% 7/1/41 (n)		345	366
3.308% 10/1/41 (n)		185	195
3.554% 7/1/41 (n)		374	397
5% 2/1/22 to 4/1/22		54	58
5.5% 10/1/20 to 1/1/29		3,350	3,657
6% 6/1/16 to 10/1/16		11	11
6.5% 12/1/15 to 8/1/36		4,213	4,894
TOTAL FANNIE MAE			17,272
Freddie Mac - 0.2%
1.82% 3/1/35 (n)		99	103
1.825% 3/1/37 (n)		16	17
1.852% 1/1/36 (n)		84	88
2.022% 2/1/37 (n)		48	50
2.05% 6/1/37 (n)		27	29
2.06% 1/1/37 (n)		239	253
2.095% 8/1/37 (n)		69	73
2.1% 7/1/35 (n)		140	150
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
2.121% 5/1/37 (n)		$ 68	$ 72
2.23% 6/1/33 (n)		228	243
2.333% 4/1/37 (n)		83	89
2.346% 10/1/36 (n)		296	314
2.351% 10/1/35 (n)		122	130
2.385% 5/1/37 (n)		821	877
2.385% 5/1/37 (n)		418	448
2.403% 10/1/42 (n)		2,079	2,195
2.415% 6/1/37 (n)		245	263
2.436% 5/1/37 (n)		64	68
2.448% 6/1/37 (n)		51	55
2.49% 9/1/35 (n)		55	59
2.506% 2/1/36 (n)		6	6
2.545% 7/1/36 (n)		78	84
2.595% 4/1/37 (n)		8	8
2.673% 7/1/35 (n)		213	228
3.072% 10/1/35 (n)		42	45
3.081% 9/1/41 (n)		1,993	2,081
3.217% 9/1/41 (n)		214	224
3.242% 4/1/41 (n)		227	239
3.292% 6/1/41 (n)		258	273
3.47% 5/1/41 (n)		238	251
3.624% 6/1/41 (n)		366	389
3.705% 5/1/41 (n)		321	341
6% 1/1/24		1,150	1,271
6.5% 3/1/16 to 3/1/22		469	510
TOTAL FREDDIE MAC			11,526
Ginnie Mae - 0.7%
4.3% 8/20/61 (s)		2,892	3,057
4.53% 10/20/62 (s)		3,067	3,341
4.55% 5/20/62 (s)		17,740	19,174
4.626% 3/20/62 (s)		3,772	4,068
4.649% 2/20/62 (s)		2,010	2,167
4.65% 3/20/62 (s)		3,438	3,712
4.682% 2/20/62 (s)		2,507	2,701
4.684% 1/20/62 (s)		12,098	13,021
5.47% 8/20/59 (s)		1,102	1,144
5.5% 11/15/35		1,594	1,811
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Ginnie Mae - continued
5.612% 4/20/58 (s)		$ 869	$ 886
6% 6/15/36		3,352	3,863
TOTAL GINNIE MAE			58,945
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $85,568)			87,743
Collateralized Mortgage Obligations - 2.5%

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.687% 9/25/23 (n)		376	377
Series 2010-15 Class FJ, 1.117% 6/25/36 (n)		4,026	4,104
Series 2010-86 Class FE, 0.637% 8/25/25 (n)		460	464
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		8	9
Series 2003-70 Class BJ, 5% 7/25/33		423	470
Series 2005-19 Class PA, 5.5% 7/25/34		1,381	1,502
Series 2005-27 Class NE, 5.5% 5/25/34		1,333	1,386
Series 2005-52 Class PB, 6.5% 12/25/34		33	33
Series 2005-64 Class PX, 5.5% 6/25/35		1,351	1,483
Series 2005-68 Class CZ, 5.5% 8/25/35		3,393	3,811
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,226
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		36	37
Series 2003-117 Class MD, 5% 12/25/23		863	954
Series 2004-91 Class Z, 5% 12/25/34		3,716	4,131
Series 2005-117 Class JN, 4.5% 1/25/36		735	803
Series 2005-14 Class ZB, 5% 3/25/35		1,363	1,515
Series 2006-72 Class CY, 6% 8/25/26		1,187	1,317
Series 2009-59 Class HB, 5% 8/25/39		1,868	2,076
Series 2009-85 Class IB, 4.5% 8/25/24 (p)		261	22
Series 2009-93 Class IC, 4.5% 9/25/24 (p)		400	33
Series 2010-139 Class NI, 4.5% 2/25/40 (p)		2,433	362
Series 2010-39 Class FG, 1.107% 3/25/36 (n)		2,498	2,563
Series 2010-97 Class CI, 4.5% 8/25/25 (p)		855	65
Series 2011-67 Class AI, 4% 7/25/26 (p)		699	81
Series 2012-27 Class EZ, 4.25% 3/25/42		3,166	3,414
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2630 Class FL, 0.6855% 6/15/18 (n)		$ 10	$ 11
Series 2711 Class FC, 1.0855% 2/15/33 (n)		1,499	1,527
floater planned amortization class Series 2770 Class FH, 0.5855% 3/15/34 (n)		1,574	1,586
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		52	58
Series 2376 Class JE, 5.5% 11/15/16		27	28
Series 2381 Class OG, 5.5% 11/15/16		13	14
Series 2425 Class JH, 6% 3/15/17		44	45
Series 2672 Class MG, 5% 9/15/23		3,004	3,262
Series 2996 Class MK, 5.5% 6/15/35		145	163
Series 3415 Class PC, 5% 12/15/37		650	702
Series 3763 Class QA, 4% 4/15/34		1,418	1,474
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		2,595	2,676
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,066	6,851
Series 2303 Class ZV, 6% 4/15/31		124	137
Series 2877 Class ZD, 5% 10/15/34		4,408	4,898
Series 3745 Class KV, 4.5% 12/15/26		2,980	3,302
Series 3843 Class PZ, 5% 4/15/41		916	1,068
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.684% 7/20/37 (n)		810	816
Series 2008-2 Class FD, 0.664% 1/20/38 (n)		204	205
Series 2008-73 Class FA, 1.044% 8/20/38 (n)		1,244	1,269
Series 2008-83 Class FB, 1.084% 9/20/38 (n)		1,244	1,270
Series 2009-108 Class CF, 0.7834% 11/16/39 (n)		979	989
Series 2009-116 Class KF, 0.7134% 12/16/39 (n)		772	779
Series 2010-9 Class FA, 0.7034% 1/16/40 (n)		1,256	1,267
Series 2010-H17 Class FA, 0.5115% 7/20/60 (n)(s)		4,346	4,326
Series 2010-H18 Class AF, 0.4776% 9/20/60 (n)(s)		5,098	5,078
Series 2010-H19 Class FG, 0.4776% 8/20/60 (n)(s)		6,009	5,985
Series 2010-H27 Series FA, 0.5576% 12/20/60 (n)(s)		1,925	1,925
Series 2011-H05 Class FA, 0.6776% 12/20/60 (n)(s)		3,304	3,316
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H07 Class FA, 0.6823% 2/20/61 (n)(s)		$ 6,476	$ 6,497
Series 2011-H12 Class FA, 0.6723% 2/20/61 (n)(s)		7,780	7,804
Series 2011-H13 Class FA, 0.6776% 4/20/61 (n)(s)		3,001	3,011
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (n)(s)		3,538	3,552
Class FC, 0.6776% 5/20/61 (n)(s)		3,254	3,266
Series 2011-H17 Class FA, 0.7076% 6/20/61 (n)(s)		4,251	4,270
Series 2011-H21 Class FA, 0.7776% 10/20/61 (n)(s)		4,482	4,514
Series 2012-H01 Class FA, 0.8776% 11/20/61 (n)(s)		3,835	3,879
Series 2012-H03 Class FA, 0.8776% 1/20/62 (n)(s)		2,418	2,446
Series 2012-H06 Class FA, 0.8076% 1/20/62 (n)(s)		3,744	3,776
Series 2012-H07 Class FA, 0.8076% 3/20/62 (n)(s)		2,257	2,281
Series 2013-H19:
Class FC, 0.7776% 8/20/63 (n)(s)		502	506
Class FD, 0.7776% 8/20/63 (n)(s)		1,373	1,384
Series 2015-H13 Class FL, 0.461% 5/20/63 (n)(s)		19,040	19,040
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		151	153
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (p)		1,628	283
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,979
Series 2010-H15 Class TP, 5.15% 8/20/60 (s)		9,631	10,408
Series 2010-H17 Class XP, 5.3001% 7/20/60 (n)(s)		13,053	14,063
Series 2010-H18 Class PL, 5.01% 9/20/60 (n)(s)		9,851	10,627
Series 2012-64 Class KB, 5.2466% 5/20/41 (n)		747	846
Series 2013-124:
Class ES, 8.4213% 4/20/39 (n)(q)		3,751	4,323
Class ST, 8.5547% 8/20/39 (n)(q)		7,046	8,081
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $206,899)			209,254
Commercial Mortgage Securities - 1.5%
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.534% 4/25/19 (n)		$ 1,007	$ 1,003
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,318
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,430
Series K009 Class A2, 3.808% 8/25/20		17,980	19,390
Series K034 Class A1, 2.669% 2/25/23		7,964	8,179
Series K717 Class A2, 2.991% 9/25/21		3,756	3,901
Series K039 Class A2, 3.303% 7/25/24		14,456	14,951
Series K042 Class A2, 2.67% 12/25/24		11,700	11,461
Series K501 Class A2, 1.655% 11/25/16		4,770	4,809
Series K714 Class A2, 3.034% 10/25/20		15,000	15,679
Series K716 Class A2, 3.13% 6/25/21		8,500	8,905
Freddie Mac Multi-family Structured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		10,900	11,163
Series K044 Class A2, 2.811% 1/25/25		10,800	10,708
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,998)			125,897
Foreign Government and Government Agency Obligations - 16.5%

Arab Republic 5.875% 6/11/25 (i)		1,180	1,152
Arab Republic of Egypt 6.875% 4/30/40 (i)		550	538
Argentine Republic:
7% 10/3/15		10,660	10,612
7% 4/17/17		44,485	42,760
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	3,500	2,373
3.25% 4/21/25 (Reg. S)	AUD	65,050	51,172
Azerbaijan Republic 4.75% 3/18/24 (i)		1,435	1,462
Banco Central del Uruguay:
value recovery A rights 1/2/21 (r)		500,000	0
value recovery B rights 1/2/21 (r)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		16,120	15,935
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Belarus Republic: - continued
8.95% 1/26/18		$ 14,050	$ 13,407
Brazilian Federative Republic:
5.625% 1/7/41		8,425	8,046
7.125% 1/20/37		9,085	10,266
8.25% 1/20/34		8,780	10,909
10% 1/1/17	BRL	10,090	3,083
Buenos Aires Province:
9.375% 9/14/18 (i)		1,760	1,729
9.95% 6/9/21		2,810	2,747
10.875% 1/26/21 (Reg. S)		10,015	10,065
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	21,400	23,844
2.5% 12/1/24	EUR	16,300	18,531
4.5% 3/1/24	EUR	11,150	14,661
Canadian Government:
1.5% 2/1/17	CAD	20,200	16,431
1.5% 3/1/20	CAD	27,850	22,994
2.25% 6/1/25	CAD	22,925	19,299
3.5% 12/1/45	CAD	11,100	11,194
Central Bank of Nigeria warrants 11/15/20 (a)(r)		5,500	670
City of Buenos Aires:
8.95% 2/19/21 (i)		5,885	6,003
9.95% 3/1/17 (i)		2,225	2,303
Colombian Republic:
4.375% 3/21/23	COP	6,353,000	2,203
5% 6/15/45		1,275	1,179
5.625% 2/26/44		1,300	1,316
6.125% 1/18/41		2,105	2,279
7.375% 9/18/37		2,175	2,681
10.375% 1/28/33		6,130	9,213
Congo Republic 4% 6/30/29		12,463	11,067
Costa Rican Republic:
4.25% 1/26/23 (i)		1,970	1,818
5.625% 4/30/43 (i)		680	561
7% 4/4/44 (i)		4,045	3,914
Croatia Republic:
5.5% 4/4/23 (i)		1,215	1,249
6% 1/26/24 (i)		1,100	1,163
6.375% 3/24/21 (i)		2,270	2,449
6.625% 7/14/20 (i)		1,605	1,755
6.75% 11/5/19 (i)		1,690	1,860
Danish Kingdom 1.75% 11/15/25	DKK	63,900	10,242
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (i)		$ 1,730	$ 1,767
6.25% 10/4/20 (i)		3,035	3,107
6.25% 7/27/21 (i)		1,140	1,156
Dominican Republic:
1.25% 8/30/24 (n)		6,788	6,588
5.5% 1/27/25 (i)		2,100	2,105
5.875% 4/18/24 (i)		790	820
6.85% 1/27/45 (i)		4,140	4,223
7.45% 4/30/44 (i)		5,160	5,637
7.5% 5/6/21 (i)		3,375	3,788
El Salvador Republic:
7.625% 2/1/41 (i)		1,280	1,267
7.65% 6/15/35 (Reg. S)		1,745	1,754
8.25% 4/10/32 (Reg. S)		497	543
French Government OAT:
1.75% 5/25/23	EUR	3,600	4,291
3.25% 5/25/45	EUR	3,650	5,006
Georgia Republic 6.875% 4/12/21 (i)		1,270	1,372
German Federal Republic:
0% 4/17/20	EUR	122,950	136,558
0.5% 2/15/25	EUR	30,850	33,528
2.5% 8/15/46	EUR	12,900	17,613
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,401
Hungarian Republic:
5.375% 3/25/24		2,008	2,176
5.75% 11/22/23		3,035	3,361
7.625% 3/29/41		3,243	4,297
Indonesian Republic:
3.375% 4/15/23 (i)		1,850	1,744
4.875% 5/5/21 (i)		565	600
5.25% 1/17/42 (i)		1,795	1,725
5.375% 10/17/23		1,650	1,776
5.875% 3/13/20 (i)		1,115	1,240
6.625% 2/17/37 (i)		3,640	4,113
6.75% 1/15/44 (i)		1,570	1,821
7.75% 1/17/38 (i)		6,720	8,560
7.875% 4/15/19	IDR	23,204,000	1,725
8.5% 10/12/35 (Reg. S)		5,535	7,472
Irish Republic 2% 2/18/45 (Reg.S)	EUR	6,900	6,719
Islamic Republic of Pakistan:
7.125% 3/31/16 (i)		8,585	8,810
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Islamic Republic of Pakistan: - continued
7.25% 4/15/19 (i)		$ 6,510	$ 6,823
8.25% 4/15/24 (i)		1,375	1,495
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	34,928
5.5% 12/4/23		7,426	8,999
Italian Republic 4.75% 9/1/44	EUR	4,900	6,878
Ivory Coast 5.75% 12/31/32		7,040	6,601
Japan Government:
0.1% 10/15/15	JPY	1,738,200	14,207
0.1% 2/15/16	JPY	2,300,000	18,804
0.1% 3/15/16	JPY	2,200,000	17,988
0.1% 8/15/16	JPY	4,470,000	36,565
0.5% 12/20/15	JPY	1,245,000	10,196
0.9% 6/20/22	JPY	4,729,800	40,481
1.5% 12/20/44	JPY	2,090,000	17,267
1.9% 9/20/30	JPY	6,795,000	63,919
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,786
3% 6/30/25		7,702	7,694
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,622
Lebanese Republic:
4% 12/31/17		6,709	6,658
5.45% 11/28/19		1,720	1,731
Moroccan Kingdom:
4.25% 12/11/22 (i)		2,435	2,484
5.5% 12/11/42 (i)		830	840
New Zealand Government 6% 5/15/21	NZD	7,000	5,472
Panamanian Republic:
6.7% 1/26/36		945	1,167
8.875% 9/30/27		1,600	2,264
9.375% 4/1/29		1,395	2,065
Peruvian Republic:
4% 3/7/27 (g)		4,905	4,905
8.75% 11/21/33		925	1,397
Philippine Republic:
7.75% 1/14/31		2,015	2,907
9.5% 2/2/30		2,585	4,184
10.625% 3/16/25		1,505	2,402
Plurinational State of Bolivia 5.95% 8/22/23 (i)		2,265	2,401
Provincia de Cordoba 12.375% 8/17/17 (i)		5,870	5,987
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,150	$ 1,148
Republic of Armenia:
6% 9/30/20 (i)		4,676	4,568
7.15% 3/26/25 (i)		2,700	2,673
Republic of Iceland 5.875% 5/11/22 (i)		2,605	2,941
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,050	8,126
Republic of Nigeria 5.125% 7/12/18 (i)		2,210	2,218
Republic of Serbia:
5.25% 11/21/17 (i)		1,670	1,725
5.875% 12/3/18 (i)		3,510	3,690
6.75% 11/1/24 (i)		6,852	6,965
7.25% 9/28/21 (i)		2,300	2,576
Republic of Singapore 3.25% 9/1/20	SGD	22,600	17,770
Romanian Republic:
4.375% 8/22/23 (i)		2,030	2,081
6.125% 1/22/44 (i)		3,376	3,788
Russian Federation:
4.875% 9/16/23 (i)		3,200	3,165
5% 4/29/20 (i)		1,825	1,873
5.625% 4/4/42 (i)		2,800	2,632
5.875% 9/16/43 (i)		5,800	5,587
7.5% 3/31/30 (Reg. S)		3,697	4,331
12.75% 6/24/28 (Reg. S)		17,405	27,253
South African Republic 5.875% 9/16/25		1,180	1,307
Spanish Kingdom:
1.4% 1/31/20	EUR	7,000	7,901
2.15% 10/31/25(Reg. S) (i)	EUR	5,000	5,469
2.75% 10/31/24 (Reg. S)	EUR	9,200	10,664
5.15% 10/31/44	EUR	2,500	3,722
Sweden Kingdom 3.5% 6/1/22	SEK	119,950	17,256
Switzerland Confederation:
1.5% 7/24/25	CHF	10,950	13,261
4.25% 6/5/17	CHF	11,000	12,956
Turkish Republic:
4.875% 4/16/43		1,905	1,733
5.125% 3/25/22		1,095	1,147
5.625% 3/30/21		3,750	4,042
6.25% 9/26/22		2,590	2,881
6.75% 4/3/18		4,530	4,995
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Turkish Republic: - continued
6.75% 5/30/40		$ 3,145	$ 3,617
6.875% 3/17/36		3,340	3,874
7% 3/11/19		3,235	3,636
7.25% 3/5/38		2,320	2,809
7.375% 2/5/25		3,340	4,008
7.5% 11/7/19		6,010	6,930
8% 2/14/34		1,805	2,328
11.875% 1/15/30		3,415	5,743
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (i)		2,420	1,180
Ukraine Government:
7.8% 11/28/22 (i)		4,145	2,135
7.95% 2/23/21 (i)		1,010	525
9.25% 7/24/17 (i)		4,665	2,244
United Kingdom, Great Britain and Northern Ireland:
2% 7/22/20 (Reg. S)	GBP	2,650	4,262
2% 9/7/25(Reg. S)	GBP	7,450	11,554
3.5% 7/22/68	GBP	7,215	14,209
United Mexican States:
4.6% 1/23/46		2,075	1,919
4.75% 3/8/44		3,506	3,331
5.55% 1/21/45		1,950	2,074
6.05% 1/11/40		3,731	4,235
6.5% 6/10/21	MXN	27,355	1,812
6.75% 9/27/34		2,365	2,968
7.5% 4/8/33		1,270	1,708
8.3% 8/15/31		725	1,068
United Republic of Tanzania 6.3971% 3/9/20 (n)		560	566
Uruguay Republic 7.875% 1/15/33 pay-in-kind		4,240	5,692
Venezuelan Republic:
oil recovery rights 4/15/20 (r)		83,803	838
5.75% 2/26/16 (Reg S.)		24,350	20,119
9% 5/7/23 (Reg. S)		1,465	568
9.25% 9/15/27		3,975	1,679
9.25% 5/7/28 (Reg. S)		2,345	897
11.75% 10/21/26 (Reg. S)		5,500	2,365
11.95% 8/5/31 (Reg. S)		11,175	4,777
12.75% 8/23/22		3,685	1,704
Vietnamese Socialist Republic:
1.2139% 3/12/16 (n)		955	942
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (g)		$ 12,328	$ 12,020
4.8% 11/19/24 (i)		525	525
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,383,056)			1,367,220
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,322)	INR	85,000	1,332
Common Stocks - 5.5%
	Shares
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
Delphi Automotive PLC	65,400	5,565
Exide Technologies (a)	3,297	0
Exide Technologies (a)	10,992	0
Remy International, Inc.	172,410	3,812
Tenneco, Inc. (a)	104,400	5,997
		15,374
Automobiles - 0.1%
General Motors Co.	3,714	124
General Motors Co.:
warrants 7/10/16 (a)	124,885	2,969
warrants 7/10/19 (a)	124,885	2,004
		5,097
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(v)	27,059	402
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	5,700	3,448
Extended Stay America, Inc. unit	491,000	9,216
Fiesta Restaurant Group, Inc. (a)	86,500	4,325
Station Holdco LLC (a)(u)(v)	31,652	103
Station Holdco LLC (a)(t)(v)	4,160,035	13,562
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Holdco LLC:
unit (a)(u)(v)	47,684	$ 26
warrants 6/15/18 (a)(t)(v)	165,967	90
		30,770
Household Durables - 0.5%
Harman International Industries, Inc.	75,500	8,980
Lennar Corp. Class A	192,700	9,835
Standard Pacific Corp. (a)(h)	713,200	6,355
Taylor Morrison Home Corp. (a)	296,700	6,041
Whirlpool Corp.	49,000	8,479
		39,690
Media - 0.3%
AMC Networks, Inc. Class A (a)	122,300	10,010
Naspers Ltd. Class N	65,500	10,202
Sinclair Broadcast Group, Inc. Class A	344,600	9,618
		29,830
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,074,700	9,307
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	61,400	4,419
Michael Kors Holdings Ltd. (a)	8,122	342
		4,761
TOTAL CONSUMER DISCRETIONARY		135,231
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	188,460	170
The Hain Celestial Group, Inc. (a)	170,200	11,209
		11,379
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. (a)	96,300	1,977
Ocean Rig UDW, Inc. (United States)	270,500	1,388
		3,365
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP	200,000	$ 2,240
TOTAL ENERGY		5,605
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	31,864	613
Penson Worldwide, Inc. Class A (a)	3,519,861	0
		613
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	131,900	6,056
TOTAL FINANCIALS		6,669
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	33,600	13,572
Celgene Corp. (a)	86,200	9,976
Gilead Sciences, Inc.	110,200	12,902
		36,450
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (a)	108,300	6,820
HCA Holdings, Inc. (a)	132,900	12,057
Rotech Healthcare, Inc. (a)	60,966	2,369
		21,246
Pharmaceuticals - 0.3%
Allergan PLC (a)	52,300	15,871
Valeant Pharmaceuticals International (Canada) (a)	60,100	13,332
		29,203
TOTAL HEALTH CARE		86,899
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,280	0
warrants 8/17/24	730	0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
Air Canada (a)	528,800	$ 5,593
American Airlines Group, Inc.	205,800	8,219
		13,812
Building Products - 0.0%
Nortek, Inc. (a)	6,267	521
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(v)	8,614,133	1,034
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		2
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	109,700	3,719
HD Supply Holdings, Inc. (a)	250,000	8,795
Penhall Acquisition Co.:
Class A (a)	5,465	444
Class B (a)	1,821	148
United Rentals, Inc. (a)	140,900	12,346
		25,452
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(i)	361,938	5,209
TOTAL INDUSTRIALS		46,030
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
CDW Corp.	415,700	14,250
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	237,100	19,506
Baidu.com, Inc. sponsored ADR (a)	24,100	4,798
Facebook, Inc. Class A (a)	69,700	5,978
Google, Inc. Class A (a)	8,700	4,698
		34,980
Semiconductors & Semiconductor Equipment - 0.8%
Avago Technologies Ltd.	40,900	5,437
Cypress Semiconductor Corp.	4,314	51
Freescale Semiconductor, Inc. (a)	384,500	15,368
MagnaChip Semiconductor Corp. (a)	44,695	345
NXP Semiconductors NV (a)	46,400	4,556
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	231,273	$ 18,564
Skyworks Solutions, Inc.	190,500	19,831
		64,152
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	72,200	9,056
TOTAL INFORMATION TECHNOLOGY		122,438
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	111,500	11,542
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	193,186	11,630
Metals & Mining - 0.0%
Aleris International, Inc. (a)(v)	34,504	371
Mirabela Nickel Ltd. (a)	2,233,475	198
		569
TOTAL MATERIALS		23,741
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc.	222,772	3,611
T-Mobile U.S., Inc. (a)	250,100	9,696
		13,307
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	222
TOTAL COMMON STOCKS (Cost $411,950)		451,521
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	616
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	7,700	$ 8,028
TOTAL CONVERTIBLE PREFERRED STOCKS		8,644
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	198,576	5,157
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (i)	11,151	11,268
TOTAL FINANCIALS		16,425
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,423,504	1,424
Class C 19.50% (v)	359,556	360
		1,784
TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,209
TOTAL PREFERRED STOCKS (Cost $18,726)		26,853
Bank Loan Obligations - 1.8%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (n)	$ 2,162	2,194
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (n)	1,340	1,340
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (n)	6,929	6,931
Bank Loan Obligations - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (n)	$ 2,218	$ 2,199
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (n)	365	365
		10,835
TOTAL CONSUMER DISCRETIONARY		13,029
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (n)	2,505	2,505
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (n)	6,273	6,273
TOTAL CONSUMER STAPLES		8,778
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (n)	175	152
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (n)	2,700	2,697
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (n)	14,255	10,905
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (n)	885	356
Sheridan Investment Partners I term loan 4.25% 12/16/20 (n)	1,255	1,092
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (n)	65	57
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (n)	1,617	1,629
		16,736
TOTAL ENERGY		16,888
Bank Loan Obligations - continued
	Principal Amount (000s) (e)	Value (000s)
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (n)	$ 235	$ 232
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	40	37
Tranche B, term loan 19.5% 1/31/16	130	122
		159
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (n)	10,690	10,677
TOTAL HEALTH CARE		10,836
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (n)	1,496	1,489
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)	2,028	2,001
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (n)	5,925	6,110
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (n)	400	401
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (n)	363	362
		6,873
TOTAL INFORMATION TECHNOLOGY		8,874
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)	3,443	3,430
Bank Loan Obligations - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (n)	$ 1,871	$ 1,693
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (n)	1,685	1,671
		3,364
TOTAL MATERIALS		6,794
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (n)	6,021	6,067
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (n)	3,825	3,778
		9,845
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (n)	1,936	1,820
Tranche D-2, term loan 3.7754% 3/31/19 (n)	969	910
		2,730
TOTAL TELECOMMUNICATION SERVICES		12,575
UTILITIES - 0.9%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (n)	1,547	1,535
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (n)	69,674	69,645
TOTAL UTILITIES		71,180
TOTAL BANK LOAN OBLIGATIONS (Cost $153,875)		150,675
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (n)	2,883	2,826
Sovereign Loan Participations - continued
	Principal Amount (000s) (e)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.25% 12/14/19 (n)	$ 3,050	$ 2,989
Mizuho 1.25% 12/14/19 (n)	1,768	1,733
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,098)		7,548
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (o) (Cost $487,324)	4,741,781	499,025
Preferred Securities - 3.1%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacao e Participacoes SA 6.25% (g)(i)(j)		$ 9,370	9,474
NBCUniversal Enterprise, Inc. 5.25% (i)(j)		6,245	6,654
			16,128
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (j)		4,995	5,034
FINANCIALS - 2.7%
Banks - 2.2%
Banco Do Brasil SA 9% (i)(j)(n)		2,195	1,987
Bank of America Corp.:
5.125% (j)(n)		9,825	9,645
5.2% (j)(n)		20,930	20,104
6.25% (j)(n)		6,570	6,673
8% (j)(n)		2,600	2,830
8.125% (j)(n)		1,840	1,972
Barclays Bank PLC 7.625% 11/21/22		15,855	18,190
Citigroup, Inc.:
5.8% (j)(n)		7,985	8,064
5.9% (j)(n)		11,900	11,985
5.95% (j)(n)		21,665	21,881
6.3% (j)(n)		1,975	1,944
JPMorgan Chase & Co.:
5% (j)(n)		11,815	11,859
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
5.3% (j)(n)		$ 5,770	$ 5,786
6% (j)(n)		19,830	20,174
6.125% (j)(n)		5,415	5,493
6.75% (j)(n)		2,975	3,262
Wells Fargo & Co.:
5.875% (j)(n)		7,905	8,113
5.9% (j)(n)		18,395	18,511
7.98% (j)(n)		1,675	1,855
			180,328
Capital Markets - 0.3%
Bank of Scotland 7.281% (j)(n)	GBP	2,200	4,084
Goldman Sachs Group, Inc. 5.7% (j)(n)		11,484	11,618
Morgan Stanley 5.55% (j)(n)		5,805	5,854
			21,556
Consumer Finance - 0.2%
American Express Co.:
4.9% (j)(n)		7,770	7,653
5.2% (j)(n)		6,955	6,950
			14,603
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (i)(j)		2,265	1,881
8.625% (Reg. S) (j)		320	266
			2,147
Insurance - 0.0%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (j)(n)	EUR	3,700	3,802
TOTAL FINANCIALS			222,436
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (i)(j)		12,660	10,045
7.5% (Reg. S) (j)		250	198
			10,243
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (j)		$ 5,875	$ 3,945
TOTAL PREFERRED SECURITIES (Cost $261,396)			257,786
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	193,859,015	193,859
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	180,375	180
TOTAL MONEY MARKET FUNDS (Cost $194,039)		194,039
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $8,120,013)		8,205,398
NET OTHER ASSETS (LIABILITIES) - 0.9%		75,473
NET ASSETS - 100%		$ 8,280,871
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
249 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 31,417	$ (230)
236 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	51,669	52
257 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	30,649	1
279 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	42,983	(1,422)
TOTAL TREASURY CONTRACTS		$ 156,718	$ (1,599)

The face value of futures purchased as a percentage of net assets is 1.9%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 6,200	3-month LIBOR	1.5%	$ (16)	$ 0	$ (16)
LCH	Sep. 2020	3,600	3-month LIBOR	2.25%	(28)	0	(28)
LCH	Sep. 2025	2,100	3-month LIBOR	2.75%	(23)	0	(23)
LCH	Sep. 2045	7,600	3-month LIBOR	3%	(43)	0	(43)
TOTAL INTEREST RATE SWAPS					$ (110)	$ 0	$ (110)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security or a portion of the security is on loan at period end.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,713,620,000 or 20.7% of net assets.

(j) Security is perpetual in nature with no stated maturity date.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,918,000.
(m) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,303,000.
(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r) Quantity represents share amount.
(s) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(u) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(v) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,948,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,255
Station Holdco LLC	4/1/13	$ 36
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,487
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 138
Fidelity Floating Rate Central Fund	10,753
Fidelity Securities Lending Cash Central Fund	0*
Total	$ 10,891

*Amount represents less than $1,000.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 324,469	$ 172,033	$ -	$ 499,025	29.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 135,231	$ 121,048	$ 402	$ 13,781
Consumer Staples	11,995	11,209	170	616
Energy	5,605	5,605	-	-
Financials	23,094	11,826	11,268	-
Health Care	94,927	92,558	-	2,369
Industrials	47,814	39,193	-	8,621
Information Technology	122,438	122,438	-	-
Materials	23,741	23,370	-	371
Telecommunication Services	13,307	9,696	-	3,611
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities: - continued
Utilities	$ 222	$ 222	$ -	$ -
Corporate Bonds	3,555,990	-	3,555,960	30
U.S. Government and Government Agency Obligations	1,270,515	-	1,270,515	-
U.S. Government Agency - Mortgage Securities	87,743	-	87,743	-
Collateralized Mortgage Obligations	209,254	-	209,254	-
Commercial Mortgage Securities	125,897	-	125,897	-
Foreign Government and Government Agency Obligations	1,367,220	-	1,360,535	6,685
Supranational Obligations	1,332	-	1,332	-
Bank Loan Obligations	150,675	-	149,374	1,301
Sovereign Loan Participations	7,548	-	-	7,548
Fixed-Income Funds	499,025	499,025	-	-
Preferred Securities	257,786	-	257,786	-
Money Market Funds	194,039	194,039	-	-
Total Investments in Securities:	$ 8,205,398	$ 1,130,229	$ 7,030,236	$ 44,933
Derivative Instruments:
Assets
Futures Contracts	$ 53	$ 53	$ -	$ -
Liabilities
Futures Contracts	$ (1,652)	$ (1,652)	$ -	$ -
Swaps	(110)	-	(110)	-
Total Liabilities	$ (1,762)	$ (1,652)	$ (110)	$ -
Total Derivative Instruments:	$ (1,709)	$ (1,599)	$ (110)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 83,267
Net Realized Gain (Loss) on Investment Securities	(3,789)
Net Unrealized Gain (Loss) on Investment Securities	5,566
Cost of Purchases	6,605
Proceeds of Sales	(4,484)
Amortization/Accretion	125
Transfers into Level 3	-
Transfers out of Level 3	(42,357)
Ending Balance	$ 44,933
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 1,320

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 53	$ (1,652)
Swaps (b)	-	(110)
Total Value of Derivatives	$ 53	$ (1,762)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.1%
Japan	2.7%
Netherlands	2.7%
Canada	2.5%
Germany	2.5%
Luxembourg	2.2%
United Kingdom	2.2%
Ireland	1.6%
Argentina	1.4%
Bermuda	1.3%
Mexico	1.1%
Italy	1.0%
France	1.0%
Venezuela	1.0%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2015

Assets
Investment in securities, at value (including securities loaned of $174) - See accompanying schedule: Unaffiliated issuers (cost $7,438,650)	$ 7,512,334
Fidelity Central Funds (cost $681,363)	693,064
Total Investments (cost $8,120,013)		$ 8,205,398
Cash		29
Receivable for investments sold, regular delivery		81,384
Receivable for fund shares sold		3,698
Dividends receivable		91
Interest receivable		81,867
Distributions receivable from Fidelity Central Funds		2,097
Receivable for daily variation margin for derivative instruments		11
Other receivables		4
Total assets		8,374,579

Liabilities
Payable for investments purchased
Regular delivery	$ 70,828
Delayed delivery	8,920
Payable for fund shares redeemed	6,422
Distributions payable	2,463
Accrued management fee	3,889
Other affiliated payables	861
Other payables and accrued expenses	145
Collateral on securities loaned, at value	180
Total liabilities		93,708

Net Assets		$ 8,280,871
Net Assets consist of:
Paid in capital		$ 8,242,221
Undistributed net investment income		21,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,656
Net Assets, for 776,471 shares outstanding		$ 8,280,871
Net Asset Value, offering price and redemption price per share ($8,280,871 ÷ 776,471 shares)		$ 10.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015

Investment Income
Dividends		$ 9,793
Interest		168,515
Income from Fidelity Central Funds		10,891
Total income		189,199

Expenses
Management fee	$ 23,533
Transfer agent fees	4,396
Accounting and security lending fees	753
Custodian fees and expenses	123
Independent trustees' compensation	17
Registration fees	92
Audit	85
Legal	175
Miscellaneous	42
Total expenses before reductions	29,216
Expense reductions	(6)	29,210
Net investment income (loss)		159,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,019)
Foreign currency transactions	(621)
Futures contracts	2,222
Swaps	323
Total net realized gain (loss)		(42,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,495
Assets and liabilities in foreign currencies	403
Futures contracts	(3,739)
Swaps	(195)
Total change in net unrealized appreciation (depreciation)		11,964
Net gain (loss)		(30,131)
Net increase (decrease) in net assets resulting from operations		$ 129,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 159,989	$ 315,410
Net realized gain (loss)	(42,095)	128,527
Change in net unrealized appreciation (depreciation)	11,964	(133,105)
Net increase (decrease) in net assets resulting from operations	129,858	310,832
Distributions to shareholders from net investment income	(150,413)	(313,488)
Distributions to shareholders from net realized gain	-	(128,180)
Total distributions	(150,413)	(441,668)
Share transactions
Proceeds from sales of shares	641,432	1,517,378
Reinvestment of distributions	134,006	393,914
Cost of shares redeemed	(863,765)	(1,801,323)
Net increase (decrease) in net assets resulting from share transactions	(88,327)	109,969
Total increase (decrease) in net assets	(108,882)	(20,867)

Net Assets
Beginning of period	8,389,753	8,410,620
End of period (including undistributed net investment income of $21,734 and undistributed net investment income of $12,158, respectively)	$ 8,280,871	$ 8,389,753
Other Information Shares
Sold	59,527	137,296
Issued in reinvestment of distributions	12,425	36,060
Redeemed	(80,214)	(163,561)
Net increase (decrease)	(8,262)	9,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.85	$ 11.37	$ 10.81	$ 11.09	$ 10.81
Income from Investment Operations
Net investment income (loss) D	.205	.407	.431	.464	.512	.579
Net realized and unrealized gain (loss)	(.042)	.003 G	(.391)	.693	(.006)	.469
Total from investment operations	.163	.410	.040	1.157	.506	1.048
Distributions from net investment income	(.193)	(.405)	(.416)	(.430)	(.538)	(.548)
Distributions from net realized gain	-	(.165)	(.144)	(.167)	(.248)	(.220)
Total distributions	(.193)	(.570)	(.560)	(.597)	(.786)	(.768)
Net asset value, end of period	$ 10.66	$ 10.69	$ 10.85	$ 11.37	$ 10.81	$ 11.09
Total ReturnB, C	1.52%	3.78%	.38%	10.90%	4.64%	9.93%
Ratios to Average Net AssetsE, H
Expenses before reductions	.70%A	.69%	.69%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%A	.69%	.69%	.70%	.70%	.71%
Expenses net of all reductions	.70%A	.69%	.69%	.70%	.70%	.71%
Net investment income (loss)	3.84%A	3.68%	3.87%	4.15%	4.59%	5.22%
Supplemental Data
Net assets, end of period (in millions)	$ 8,281	$ 8,390	$ 8,411	$ 10,505	$ 8,806	$ 8,034
Portfolio turnover rateF	110%A	118%	135%	127%	229%	203%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

Semiannual Report

2. Investments in Fidelity Central Funds - continued

available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discounts, contingent interest, equity-debt classifications, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 350,792
Gross unrealized depreciation	(248,178)
Net unrealized appreciation (depreciation) on securities	$ 102,614

Tax cost	$ 8,102,784

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,222	$ (3,739)
Purchased Options	(675)	675
Swaps	323	(195)
Totals (a)	$ 1,870	$ (3,259)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $3,971,451 and $3,681,644, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $32.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to three hundred and twenty two dollars. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

12. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $28,243 as of period end. The Fund will also incur legal costs in defending the case.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus,

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Litigation - continued

were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $20,255 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSN-USAN-0815
1.787791.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2015